EXHIBIT 99.4

Exception Grades
Run Date - 1/29/2020 9:46:17 PM

AMC Loan ID	Customer Loan ID	Alternate Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Compensating Factors	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
208721055	[Redact]	RCKT2010020				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for Property Tax under Prepaids.	The number of months of prepaid property taxes disclosed in section F of the final CD was not disclosed. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A		[Redact]	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208721055	[Redact]	RCKT2010020				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure for 0% tolerance violations in the amount of [Redact] was not provided. Provide a post-close CD disclosing the tolerance cure of [Redact] copy the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.			Reviewer Comment (2019-12-12): [Redact] received required documents, exception is cleared.	12/12/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208721055	[Redact]	RCKT2010020				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Fee disclosed was last disclosed as [Redact] on LE but disclosed as [Redact] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.			Reviewer Comment (2019-12-12): [Redact] received required documents, exception is cleared. Buyer Comment (2019-12-10): [Redact]:Please see the attached redisclosure change in circumstance. The credit report fee increased because a new credit report was pulled on [Redact]	12/12/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208721056	[Redact]	RCKT2010031				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	The file is missing proof of the borrower's receipt of the initial CD at lease three business days prior to consummation,			Reviewer Comment (2019-12-06): Disclosure tracking provided Buyer Comment (2019-12-03): Please see the attached evidentiary document to confirm acknowledgement of the CD for both borrowers.	12/06/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208721057	[Redact]	RCKT2010041				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient. Provide updated policy reflecting minimum coverage of at least the loan amount or provide a copy of insurer's replacement cost estimate supporting current coverage amount.			Reviewer Comment (2019-12-12): Lender provided replacement cost estimate that supports dwelling coverage. Buyer Comment (2019-12-11): Please see the attached replacement cost estimator.	12/12/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208721057	[Redact]	RCKT2010041				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Missing most recent paystub, as required by Appendix Q.			Reviewer Comment (2019-12-31): Pay stub dated [Redact] was provided. Reviewer Comment (2019-12-18): Loan is non-qm due to missing income documentation. This exception will be cleared once all other qm exceptions have been cured/cleared. Buyer Comment (2019-12-16): Please see attached.	12/31/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208721057	[Redact]	RCKT2010041				Compliance	Compliance	Federal Compliance	Commission Pay Stubs	Qualified Mortgage (Dodd-Frank 2014): Copies of signed tax returns for last two (2) years or most recent pay stub not provided for Commission income.	File is missing most recent paystub dated within 90 days of consummation, as required by Appendix Q.			Reviewer Comment (2019-12-31): Pay stub dated [Redact] was provided. Buyer Comment (2019-12-30): Please see the attached paystub dated [Redact]. Reviewer Comment (2019-12-18): Lender provided paystub dated [Redact] which is post close. Documentation needs to be dated at or prior to close. Exception remains. Buyer Comment (2019-12-16): Please see attached.	12/31/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208721057	[Redact]	RCKT2010041				Credit	Income / Employment	Income Documentation	Income Docs Missing:	-	The borrower's commission income was calculated less than the lender's qualifying amount. The file was missing a copy of the income calculation worksheet to determine the difference between the calculations.			Reviewer Comment (2019-12-20): Lender provided correct calculation. Reviewer Comment (2019-12-12): Lender is only using 11 months for 2018 and 0 months for 2017. Borrower started at job [Redact] so should use 8 months for 2017 and 12 months for 2018. Exception remains. Buyer Comment (2019-12-11): The commission income is calculated as follows: ( [Redact]of year to date commission income + [Redact]of commission income last year + [Redact]of commission income two years ago) / (7.50 months paid this year + 11.00 months paid last year + 0.00 months paid 2 years ago) = [Redact]per month	12/20/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208721058	[Redact]	RCKT2010046				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Right to Cancel was issued on incorrect form. TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form. H-9 Form must be used as lender is the same as originating lender.			Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208721060	[Redact]	RCKT2010070				Compliance	Loan Package Documentation	Loan File	(Missing Doc) Incomplete loan images/file		File was missing proof of sale of co-borrower's departing residence. Please provide CD or Closing Statement confirming proof of sale.			Reviewer Comment (2019-12-10): Lender provided settlement statement for prior home. Buyer Comment (2019-12-08): see attached	12/10/2019			1	A		[Redact]	Primary	Purchase		D	A	A	A	D	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208721061	[Redact]	RCKT2010076				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] disclosed homeowner's insurance under Prepaids that does not match amount per month calculation.	The number of months of prepaid homeowner's insurance disclosed in section F of the final CD listed 7 mos. Provide a post-close CD correcting the number of months to 12, and a copy of the letter of explanation sent to the borrower disclosing the changes made.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A		[Redact]	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208721061	[Redact]	RCKT2010076				Credit	Income / Employment	Income Documentation	Income Docs Missing:	-	The file is missing a copy of the income worksheet/cash flow analysis for the borrowers self-employment income.			Reviewer Comment (2019-12-17): Income calculation worksheet provided Buyer Comment (2019-12-13): [Redact] [Redact] accepts our form 1084 for all loans. We do not need to provide calculations on each loan. Please escalate to the trade representative as the form 1084 we provided is acceptable. Reviewer Comment (2019-12-12): Lender provided income analysis but it only shows the final number, not how the income was calculated. Lender to provide proof of how the income was calculated. Exception remains.	12/17/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208721062	[Redact]	RCKT2010096				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2019-12-20): Lender provided appraisal waiver. Buyer Comment (2019-12-18): See delivery waiver attached	12/20/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208721062	[Redact]	RCKT2010096				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation (YSP). Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	The original LE disclosed this fee as loan origination. The future LE's and CD's reflected the fee as YSP			Reviewer Comment (2019-12-20): [Redact] received required documents, exception is cleared. Buyer Comment (2019-12-19): Broker Comp was originally disclosed as [Redact]then reduced to [Redact]after the loan amount decreased from [Redact] to [Redact]	12/20/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208721063	[Redact]	RCKT20100111				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	NA
Reviewer Comment (2019-12-23): If the valuation renders an estimated value of the property, that valuation needs to be shared with the consumer. Lender to provide proof of when  [Redact] was sent to the borrower. Exception remains.

Buyer Comment (2019-12-19): Please clear this exception. We do not deliver  [Redact]'s to borrowers because they are not considered valuations under the Equal Credit Opportunity Act.  [Redact]'s are an analysis of the existing appraisal and do not dictate the value of the property. They are only used to determine if the original appraised value is acceptable for calculating LTV and whether an additional appraisal or valuation needs to be ordered.

Reviewer Comment (2019-12-18): Lender sent letter when appraisal was sent. Need proof of when  [Redact] was sent to the borrower. Exception remains.

Buyer Comment (2019-12-16): See attached

																		2	B		[Redact]	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208721068	[Redact]	RCKT20100155				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	The date the CDA was provided to the borrower was not evidenced in the loan file.
Reviewer Comment (2019-12-23): If the valuation renders an estimated value of the property, that valuation needs to be shared with the consumer. Lender to provide proof of when  [Redact] was sent to the borrower. Exception remains.

Buyer Comment (2019-12-19): We do not deliver  [Redact]'s to borrowers because they are not considered valuations under the Equal Credit Opportunity Act.  [Redact]'s are an analysis of the existing appraisal and do not dictate the value of the property. They are only used to determine if the original appraised value is acceptable for calculating LTV and whether an additional appraisal or valuation needs to be ordered.

Reviewer Comment (2019-12-18): Lender provided proof of when appraisal was sent. Need proof of when  [Redact] was sent to the borrower. Exception remains.

Buyer Comment (2019-12-16): See attached

																		2	B		[Redact]	Primary	Refinance - Limited Cash-out GSE		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208721069	[Redact]	RCKT20100156				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		Hazard Insurance Policy has been upgraded for more coverage but does not confirm that the new mortgagee clause has been added.			Reviewer Comment (2019-12-31): Its successors and assigns verbiage was provided. Buyer Comment (2019-12-27): Please review the uploaded insurance document reflecting the correct mortgagee information.	12/31/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208721073	[Redact]	RCKT20100191				Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	ATR requirements not satisfied due to missing income documents.			Reviewer Comment (2020-01-03): Other exceptions cleared.	01/03/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208721073	[Redact]	RCKT20100191				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	Loan designation determined as ATR fail to due missing income documents			Reviewer Comment (2020-01-03): Other exceptions cleared. Buyer Comment (2020-01-02): Please review response to the other exceptions. I believe this would clear this exception.	01/03/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208721073	[Redact]	RCKT20100191				Compliance	Compliance	Federal Compliance	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.	Supporting documentation was not provided as required by ATR/QM Safe Harbor							2	B		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208721073	[Redact]	RCKT20100191				Compliance	Compliance	Federal Compliance	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.	Supporting documentation was not provided as required by ATR/QM Safe Harbor			Reviewer Comment (2020-01-03): Other exceptions cleared.	01/03/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208721073	[Redact]	RCKT20100191				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - Schedule C Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	Third party verification reflecting dates of operation were not included in the file.			Reviewer Comment (2020-01-03): Other exceptions cleared. Buyer Comment (2020-01-02): Proof of self-employment is not required if the borrower is being qualified with negative self-employment income.	01/03/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208721073	[Redact]	RCKT20100191				Compliance	Compliance	Federal Compliance	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of[Redact] moderately exceeds the guideline maximum of [Redact]. (DTI Exception is eligible to be regraded with compensating factors.)	Discrepancy is due to a higher loss for co-borrower's business. Lender used [Redact]/month loss, however due diligence review calculated a monthly loss of [Redact] based on a 2 year average.
Reviewer Comment (2020-01-03): Start date for sched c was entered as [Redact] but appears borrower has claimed back to 2016 and application reflects [Redact] years.

Buyer Comment (2020-01-02): It appears that the income was calculated correctly. I have provided the income calculation below. The 2019 P&L showed positive income. Please provide clarity on how you came up with your calculation if this does not clear this exception.
2018 (-[Redact] + 2017 (-[Redact] [Redact]24= -[Redact]

2018-
Sch C Line 31 Inc/Loss- -[Redact]
Sch C Line 30 Business Use of Home- 0
Sch C Line 12 Depletion- 0
Sch C Line 13 Depreciation- 0
Sch C Line 24b Deductible Meals & Entertainment- 0

2017-
Sch C Line 31 Inc/Loss- -[Redact]
Sch C Line 30 Business Use of Home- 0
Sch C Line 12 Depletion- 0
Sch C Line 13 Depreciation- 0
Sch C Line 24b Deductible Meals & Entertainment- 0

															01/03/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208721073	[Redact]	RCKT20100191				Compliance	Compliance	Federal Compliance	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds [Redact] and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	Discrepancy is due to a higher loss for co-borrower's business. Lender used [Redact]/month loss, however due diligence review calculated a monthly loss of [Redact] based on a 2 year average.
Reviewer Comment (2020-01-03): Start date for sched c was entered as [Redact] but appears borrower has claimed back to 2016 and application reflects [Redact] years.

Buyer Comment (2020-01-02): It appears that the income was calculated correctly. I have provided the income calculation below. The 2019 P&L showed positive income. Please provide clarity on how you came up with your calculation if this does not clear this exception.
2018 (-[Redact] + 2017 (-[Redact] -[Redact]/24= -[Redact]

2018-
Sch C Line 31 Inc/Loss- -[Redact]
Sch C Line 30 Business Use of Home- 0
Sch C Line 12 Depletion- 0
Sch C Line 13 Depreciation- 0
Sch C Line 24b Deductible Meals & Entertainment- 0

2017-
Sch C Line 31 Inc/Loss- -[Redact]
Sch C Line 30 Business Use of Home- 0
Sch C Line 12 Depletion- 0
Sch C Line 13 Depreciation- 0
Sch C Line 24b Deductible Meals & Entertainment- 0

															01/03/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208721073	[Redact]	RCKT20100191				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Discrepancy is due to co-borrower's higher loss than Lender calculated. Income worksheet to determine Lenders calculation method was not provided.			Reviewer Comment (2020-01-03): Other exceptions cleared. Buyer Comment (2020-01-02): Please review the other exception. I believe the explanation should clear this exception.	01/03/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208721073	[Redact]	RCKT20100191				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Failure is due to debt ratio exception above program maximum			Reviewer Comment (2020-01-03): Other exceptions cleared. Buyer Comment (2020-01-02): Please review the other exceptions. I believe the explanation of the income calculation used on the Schedule C income should clear this condition.	01/03/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208721074	[Redact]	RCKT20100202				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The loan file does not contain the Final Title Policy.			Reviewer Comment (2019-12-23): Lender provided a copy of the short form title.	12/23/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208721074	[Redact]	RCKT20100202				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The final Closing Disclosure reflected a fee of [Redact] for an Appraisal Review; however it was not in the loan file.
Reviewer Comment (2020-01-06): Lender provided LOE, corrected CD, copy of refund check, and proof of delivery.

Buyer Comment (2020-01-04): [Redact]:The  [Redact]/appraisal review  is not required when the loan amount Is below  [Redact]million, the property is not a 2-4 unit, LTV is equal to or less than 80%, and   [Redact] is 2.5 or less. The  [Redact]appraisal review fee has  been refunded to the borrower. Please see the attached letter of  explanation, copy of the check, updated CD and shipping label.

Reviewer Comment (2019-12-31): Corrections are noted. Exception commentary update:  The file was missing a copy of the secondary valuation, required on all securitized loans. Please provide the  [Redact] desk review valuation.

Buyer Comment (2019-12-23): Hello, The appraisal fee was charged to the borrower in error. Please see attached.

															01/06/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208721074	[Redact]	RCKT20100202				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.				Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	B	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208721074	[Redact]	RCKT20100202				Credit	Loan Package Documentation	Closing / Title	Title Error: Title vesting does not concur with deed		Th title commitment shows vesting in a trust. The Security Instrument does not. Final title is missing from the file.			Reviewer Comment (2019-12-23): Lender provided short form title reflecting borrower as sole owner. Buyer Comment (2019-12-20): Please see attached.	12/23/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208721075	[Redact]	RCKT20100211				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Hazard Insurance Coverage Amount is insufficient by [Redact]. A replacement cost estimator was not provided.
Reviewer Comment (2020-01-06): Insurance coverage exceeds the loan amount.

Buyer Comment (2020-01-04): Per our guideline the minimum coverage for HOI only needs to cover the loan amount. Please clear this condition.

Reviewer Comment (2019-12-31): Guides defer to  [Redact].  [Redact]: reflects: For a first mortgage secured by a property on which an individually held insurance policy is maintained,  [Redact] requires coverage equal to the lesser of the following: 100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount-80% of the insurable value of the improvements-required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained. Absent appraisal replacement coverage, the appraised value was utilized  [Redact]x 80%  [Redact]less coverage of  [Redact]=  [Redact]deficiency. An insurer estimated cost to replace will clear the exception.

Buyer Comment (2019-12-27): Please see that the HOI coverage includes  [Redact]in extended dwelling coverage. The total coverage is  [Redact]The loan amount is  [Redact]The coverage is sufficient. Please clear this condition.

															01/06/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208721075	[Redact]	RCKT20100211				Compliance	Compliance	Federal Compliance	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.	Missing third party verification of employment/duration.							2	B		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208721076	[Redact]	RCKT20100237				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	The additional appraisal review increased the total fee by [Redact]hile the lender reported the event as a change of circumstance, there is no explanation to indicate that it was due to a change made by the borrower. There was no cure found for the additional fee.
Reviewer Comment (2020-01-22): Lender provided a PCCD, cover letter to the borrower, copy of the refund check ans a mailing label verified in review as delivered on [Redact]. This issue is cured.

Buyer Comment (2020-01-17): Please see a copy of the cure being sent to the borrower. Please confirm this clear this exception.

Reviewer Comment (2020-01-07): [Redact] receive screenshot indicating the items needed to clear the final inspection were completed [Redact] however it also states a final inspection was known 10/23. The appraisal was completed [Redact] as well. The fee was not disclosed within 3 business days of knowledge. Please provide a corrected CD, LOE, refund check, and proof of mailing to cure.

Buyer Comment (2020-01-04): Please see the uploaded trailing document. The borrower stated that the repairs were not completed until  [Redact] at which point we ordered the final inspection was ordered and charged to the borrower.

Reviewer Comment (2019-12-30): Appraisal is signed by appraiser on [Redact].  Fee increased on the [Redact].  Borrower not notified within 3 business days.  Cure due to borrower.

Buyer Comment (2019-12-27): The appraisal made comments on page 14 of the appraisal report there was "exposed electrical in the 3 car garage." We consider this to be a safety issue that needs to be remedied before the origination of the loan. This caused the loan to require a final inspection which is why there was a change of circumstance.

																01/22/2020		2	B		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208721076	[Redact]	RCKT20100237				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Sufficient or excess cure was provided to the borrower.								2	B		[Redact]	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208721077	[Redact]	RCKT20100241				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.	Disclosure reflects [Redact] of HOA dues; appraisal does not reflect any HOA dues. Please provide evidence of the HOA dues for the property and whether the property is a PUD development. Appraisal will need to be corrected. If property is a PUD, a new security instrument will need to be drawn and executed reflecting property is a PUD along with the PUD rider. Lender/Title Company attestation will be required regarding the re-recording of the document.			Reviewer Comment (2020-01-02): [Redact] received PCCD correcting non escrowed property costs and LOE. Exception Cured. Buyer Comment (2020-01-02): The property is a single family residence and the HOA has been removed from property costs and DTI as the appraisal does not support HOA dues. See the attached redisclosed CD.		01/02/2020		2	B		[Redact]	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208721077	[Redact]	RCKT20100241				Credit	Credit	Credit Documentation	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Borrower is a FTHB; verification of rental history is required per guidelines; documentation not provided in file.			Reviewer Comment (2020-01-03): Lender provided vor. Buyer Comment (2020-01-02): see attached	01/03/2020			1	A		[Redact]	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208721077	[Redact]	RCKT20100241				Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Disclosure is not signed & dated by borrower.			Reviewer Comment (2020-01-07): Lender provided proof of the borrower's electronic receipt of the Affiliated Business Arrangement Disclosure. Reviewer Comment (2020-01-03): Lender provided screen shot of when disclosure was printed. The exception is due to the disclosure is not signed and dated by the borrower. Lender to provide executed copy of the disclosure. Exception remains. Buyer Comment (2020-01-02): see attached	01/07/2020			1	A		[Redact]	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208721078	[Redact]	RCKT20100243				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.			Reviewer Comment (2020-01-14): Lender provided a copy of the final title.	01/14/2020			1	A		[Redact]	Primary	Purchase		C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208721078	[Redact]	RCKT20100243				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.			Reviewer Comment (2019-12-30): [Redact] reviewed disclosure tracking indicating the initial CD was received the same day issued. Exception Cleared. Buyer Comment (2019-12-27): Please review the Evidentiary Document disclosure [Redact] in your loan file. The Closing Disclosure was sent on [Redact] and was Acknowledged on the same day, [Redact].	12/30/2019			1	A		[Redact]	Primary	Purchase	No Defined Cure	C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208721078	[Redact]	RCKT20100243				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redact] not received by borrower at least four (4) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.			Reviewer Comment (2019-12-30): [Redact] reviewed disclosure tracking indicating the LE wa received the same day. Exception Cleared. Buyer Comment (2019-12-27): Please review the Evidentiary Document disclosure [Redact] in your loan file. The Loan Estimate disclosure was sent on [Redact] and was Acknowledged on the same day, [Redact].	12/30/2019			1	A		[Redact]	Primary	Purchase	No Defined Cure	C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208721078	[Redact]	RCKT20100243				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	There is no dollar amount noted on the title policy.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.			Reviewer Comment (2020-01-14): Lender provided a copy of the final title reflecting amount of insurance [Redact] . Buyer Comment (2020-01-07): Please review the updated trailing document. I have supplied the final title work showing the amount of title insurance.	01/14/2020			1	A		[Redact]	Primary	Purchase		C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743775	[Redact]	RCKT201009				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure of [Redact] was provided to the borrower at Closing.					11/27/2019		1	A		[Redact]	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743782	[Redact]	RCKT201001				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redact] incorrectly disclosed whether Homeowners Insurance is included in escrow.	Homeowners Insurance is disclosed as walls in insurance on the borrower CD.			Reviewer Comment (2019-12-05): If the HO-6 policy is required by the lender then it is considered Homeowners Insurance and should be disclosed accordingly. The exception is regraded to EV2-B based on the lender disclosing in Other with an informative description.				2	B		[Redact]	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743783	[Redact]	RCKT201002				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] disclosed homeowner's insurance under Prepaids that does not match amount per month calculation.	The number of months of prepaid insurance disclosed in section F of the final CD was incorrect. The annual premium was disclosed; however the number of months was disclosed as 11. Provide a post-close CD correcting the number of months to 12 and a copy of the letter of explanation sent to the borrower.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A Buyer Comment (2019-12-11): The final closing disclosure confirms 11 months HOI was collected at closing ([Redact] ) and 1 month was paid prior to closing ([Redact] ) for a total of [Redact] lease clear the citation as HOI was properly documented on the CD.			12/12/2019	1	A		[Redact]	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743783	[Redact]	RCKT201002				Credit	Guideline	Guideline Issue	Aged document: Primary Valuation is older than guidelines permit	-	The appraisal was over 120 days old at the note date and although there was a form 442 in the loan file to document the completion of the property, the appraisal update section of it was not completed to extend the date of the original report.
Reviewer Comment (2019-12-16): Lender provided both a value re-certification 442 and a completion certificate 442. This issue is cleared.

Buyer Comment (2019-12-13): Kindly  review the appraisal re certification. The appraiser clearly marked the box "no" for this question. I have uploaded another copy for review

Reviewer Comment (2019-12-12): The date on the report is not the issue. The question: has the market value of the subject property declined since the effective date of the prior appraisal is not answered. Appraiser needs to answer this to use as an appraisal update for the old appraisal. Exception remains.

Buyer Comment (2019-12-11): The updated effective date of [Redact]  can be found in the lower left of the first page in the "Signatures" portion of the appraisal recert.

Buyer Comment (2019-12-11): The final closing disclosure confirms 11 months HOI was collected at closing ([Redact] ) and 1 month was paid prior to closing ([Redact] ) for a total of [Redact] lease clear the citation as HOI was properly documented on the CD.

															12/16/2019			1	A		[Redact]	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743786	[Redact]	RCKT2010015				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Right to Cancel was issued on incorrect form, H-9 Form must be used as lender is the same as originating lender. Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form.			Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743789	[Redact]	RCKT2010023				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.			Reviewer Comment (2019-12-27): Lender provided final title. This issue is cleared.	12/27/2019			1	A		[Redact]	Primary	Purchase		C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743789	[Redact]	RCKT2010023				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Fee disclosed was last disclosed as [Redact] on LE but disclosed as [Redact] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.			Reviewer Comment (2019-12-12): [Redact] reviewed [Redact] COC. Exception Cleared. Buyer Comment (2019-12-10): Please see attached regarding appraisal fee increase and clear the exception. Thank you	12/12/2019			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743789	[Redact]	RCKT2010023				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure for 0% tolerance violations in the amount of [Redact] was not provided. Provide a post-close CD disclosing the tolerance cure of [Redact] copy the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.			Reviewer Comment (2019-12-12): Tolerance exceptions are addressed. Exception Cleared. Buyer Comment (2019-12-10): Please see attached regarding appraisal fee increase and clear the exception. Thank you	12/12/2019			1	A		[Redact]	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743789	[Redact]	RCKT2010023				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	There is no dollar amount noted on the title policy.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.
Reviewer Comment (2019-12-27): Lender provided final title evidencing sufficient coverage. This issue is cleared.

Buyer Comment (2019-12-24): Final title policy attached

Reviewer Comment (2019-12-19): Lender to provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount. Exception remains.

Buyer Comment (2019-12-17): Final title is a trailing document which will be forwarded when it comes in, this is in our sales contract. Please clear this exception

Reviewer Comment (2019-12-11): Lender is referring to the mortgage listed on the title. This is not the amount of insurance. Lender to provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount. Exception remains.

Buyer Comment (2019-12-10): Please see title commitment attached where page 7 shows the loan amount which the title coverage will match

															12/27/2019			1	A		[Redact]	Primary	Purchase		C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743791	[Redact]	RCKT2010033				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Loan Designation of Non QM due to QM Points and Fees exceeding the max.			Reviewer Comment (2020-01-23): SHQM loan based on 3% points and fees remediation Buyer Comment (2020-01-23): The QM points and fees issue is cleared, please ensure this citation is as well	01/23/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743791	[Redact]	RCKT2010033				Compliance	Compliance	Federal Compliance	QM Points and Fees	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of [Redact] is in excess of the allowable maximum of[Redact] of the Federal Total Loan Amount. Points and Fees total [Redact] on a Federal Total Loan Amount of [Redact] vs. an allowable total of [Redact] (an overage of [Redact] or [Redact]).
QM Points and Fees threshold exceeded by [Redact] or [Redact]  The lender identified all of the borrower paid portion of the Title-Lender's Title Policy from the QM Points and Fees testing; however documentation in the file verified [Redact] of the [Redact] fee was paid to the Lender's Affiliate.  The lender paid [Redact] of the fee on the final CD leaving [Redact] paid by the borrower.  [Redact] of the borrower paid portion was payable to the Lender's Affiliate and included in the points and fees test.  Lender to issue refund of overage to borrower.  Documents Required to Cure:  Letter of Explanation, Copy of Refund Check (in the amount of overage plus interest), Proof of Delivery, Lender/Seller Attestation indicating: a) The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit; b) The loan is not 60 days delinquent; and c) The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer.  Note cure must be provided within 210 days of consummation.

Reviewer Comment (2020-01-23): LOX, proof of delivery, copy of check, attestation provided.

Buyer Comment (2020-01-23): Please see the other exception for this information.

Buyer Comment (2020-01-23): Please review the uploaded letter of attestation and the proof of delivery.

Reviewer Comment (2019-12-31): Lender response is noted; however, please provide the following documents for the file. Please provide previously requested documents:

1)      Proof of Delivery- a copy of proof it was delivered in writing for the permanent file..

2)      Lender/Seller Attestation indicating:

        a)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;

        b)      The loan is not 60 days delinquent; and

        c)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer

Exception remains.

Buyer Comment (2019-12-30): The [Redact] package was delivered to the borrower today. Please review the [Redact] tracking number for confirmation.

Reviewer Comment (2019-12-20): Lender provided letter of explanation, copy of the refund check and [Redact] label. Additional required documents are as follows:

3)      Proof of Delivery- lender sent label but has not been shipped per tracking.

4)      Lender/Seller Attestation indicating:

        a)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;

        b)      The loan is not 60 days delinquent; and

        c)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer

Exception remains.

																01/23/2020		2	B		[Redact]	Primary	Refinance - Cash-out - Other
If a creditor or assignee determines after consummation that the total points and fees exceeds the QM Points and Fees limit, but the loan meets the other requirements to be a QM, the QM Points and Fees exception can be cured through a refund including interest at the contract rate from consummation to the date of cure, with the following conditions:
1)      Refund is made within 210 days of consummation;
2)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
3)      The loan is not 60 days delinquent;
4)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer (the creditor or assignee can only take advantage of this cure provision if they maintain policies and procedures for post-consummation review of points and fees and for providing the cure payments); and
5)      The loan was closed on or before January 10, 2021;

Documents Required to Cure
1)      Letter of Explanation
2)      Copy of Refund Check (in the amount of overage plus interest)
3)      Proof of Delivery
4)      Lender/Seller Attestation indicating:
        a)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
        b)      The loan is not 60 days delinquent; and
        c)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer
																									C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743791	[Redact]	RCKT2010033				Credit	Asset	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	-	The asset documentation in file is greater than 120 days old at closing, exceeding the guideline max.
Reviewer Comment (2019-12-31): Updated 401k statement dated  [Redact] was provided.

Buyer Comment (2019-12-30): Please review the trailing retirement account statement. The new Account statement has dates [Redact]-[Redact]

Reviewer Comment (2019-12-20): The statement end date is [Redact]. The [Redact] date is referring to contribution elections as of that date which is not the statement end date used for the documentation age. Exception remains.

Buyer Comment (2019-12-18): [Redact]  We completely disagree that the date showing of[Redact]  isn't really indication of the date the statement is made. From the [Redact] response, it is believed this could be an indication the client cannot change his elections within the 5 days after the end of the statement. The [Redact] response, even it were misguided, doesn't excuse the fact that a date within 120 days of closing is showing on the statement. The bank is stating as of the[Redact]  date, the client's elections are as such and that means the statement is up to date as of that date. There is no factual basis to assume the statement was made prior to this date since it states "as of[Redact] ". The document "as of" date is within 120 days of closing.

Reviewer Comment (2019-12-16): Lender provided a rebuttal stating that due to the statement referring to [Redact] in several places on the statement that the document had to be produced on or after that date. The statement end date is [Redact]. On page 2 of 5 it states Your Contribution Election as of [Redact] (This section displays the funds in which your future contributions will be invested). This does not support data received after the statement end date, rather it is an indication that the elections that existed on the statement end date of [Redact] cannot be changed within 5 days of the statement date. This issue remains open.

															12/31/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743792	[Redact]	RCKT2010035				Credit	Guideline	Guideline Issue	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.		Hazard insurance has an Expiration Date of [Redact], which is within 45 days of Note Date [Redact]. Provide updated policy renewed through [Redact]			Reviewer Comment (2019-12-13): Lender provided renewal policy. Buyer Comment (2019-12-12): see attached	12/13/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743794	[Redact]	RCKT2010037				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of [Redact].	The Lender Credit was disclosed as -[Redact] on the re-disclosed CD but disclosed as -[Redact] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Reviewer Comment (2020-01-23): Letter of Explanation, Principal reduction, and Corrected CD provided

Buyer Comment (2020-01-23): Please see attached redisclousre package including updated CD showing  [Redact]principal reduction, [Redact] label, letter to the client and evidence of the reduction having been applied. Please review to clear this condition.

Reviewer Comment (2020-01-07): The process by which the fee was disclosed dictates the process.  The  [Redact]was disclosed as a lender credit.  No VCC was located to re-baseline the fee.  PCCD, LOE and copy of refund check required to cure.

Buyer Comment (2020-01-04): Please review document with heading Closing Disclosure Additional Credits previously provided. The  [Redact]was not disclosed as a Lender Credit. The documenent specifically states the amount is for charges required to be paid by [Redact] for the increase in recording fees from  [Redact]to [Redact] his is outside of 10% so a  [Redact]tolerance credit was provided and accompanied by the document provided. . There was another valid CIC which caused this fee to decrease to [Redact] ecause of this, there is no longer a requirement for any tolerance cure. As long as this fee goes back to the original amount disclosed or below, any credit applied to this fee is not necessary and would only amount to a net zero or benefit to the borrower.

Reviewer Comment (2019-12-31): There are two issues being discussed. A tolerance issue for the recording fee in the amount of [Redact], and the Lender Credit in the amount of [Redact] .  The recording fee tolerance issue is moot.  The credit was never issued as an above legal limits 10% or 0% tolerance issue.  It was issued as a lender credit, a commitment by the lender to pay a certain amount towards the loan costs.  This fee cannot drop without a valid COC.  There was no VCC issued on 10/14.  So the Lender credit dropped without explanation or disclosure.  This is the exception that needs to be cured.  PCCD, LOE, and copy of the refund check are required to cure.

Buyer Comment (2019-12-30): Please see attached. The  [Redact]was only for tolerance credit. The attached shows what it was for. The final CD reverted the fee to  [Redact]as this was inside the 10% tolerance from the previous CD. Therefore the tolerance credit was no longer needed.

Reviewer Comment (2019-12-24): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD required to cure.  Final CD has  [Redact]for lender credit and Revised CD shows  [Redact]  [Redact]lender paid recording fee removed on Final CD

Buyer Comment (2019-12-23): Please see that the disclosure history shows which documents are disclosed. The rate lock disclosure was redisclosed and is attached.

Reviewer Comment (2019-12-19): The disclosure history document shows there was a Revised CD sent to the borrower on [Redact] and the loan was locked.  Please provide this CD,

Buyer Comment (2019-12-17): [Redact]  There is no explanation or CIC required. The tolerance cure was no longer required to meet legal requirements, therefore the tolerance credit was removed. If there was no tolerance being exceeded then the cure would no longer apply.

Reviewer Comment (2019-12-16): The recording fee increased on [Redact] and was disclosed properly.  The lender credit was disclosed on [Redact]  The credit was removed on [Redact] and no explanation was provided.  PCCD, LOE and copy of refund check is required.

																01/23/2020		2	B		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743794	[Redact]	RCKT2010037				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure for 0% tolerance violations in the amount of [Redact] was not provided. Provide a post-close CD disclosing the tolerance cure of [Redact] copy the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A		[Redact]	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743795	[Redact]	RCKT2010040				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	2018 tax extension in file.			Reviewer Comment (2019-12-31): K-1's for [Redact] and[Redact] were provided. When including this income re-calculated DTI is <[Redact]	12/31/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743795	[Redact]	RCKT2010040				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of [Redact].	Amount entered is verified on final CD. No evidence of cure was provided.			Reviewer Comment (2019-12-27): [Redact] reviewed [Redact] COC. Exception Cleared. Buyer Comment (2019-12-24): Please see the attached document. There was a valid change in circumstance on[Redact] because of the borrowers' DTI increasing above 40%. This caused a .125 LLPA to be the loan.	12/27/2019			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743795	[Redact]	RCKT2010040				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Documentation to verify current tax expense for [Redact] was not provided.			Reviewer Comment (2019-12-31): Tax expense was provided via [Redact]. Buyer Comment (2019-12-23): Please see the attached RES search to confirm the property taxes for [Redact]	12/31/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743795	[Redact]	RCKT2010040				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Documentation to support current tax expense for [Redact] was not provided.			Reviewer Comment (2019-12-31): Tax expense was provided via [Redact]. Buyer Comment (2019-12-23): Please see the attached RES search to confirm the property taxes for [Redact]	12/31/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743795	[Redact]	RCKT2010040				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Documentation to support current insurance and HOA fees for [Redact] was not provided.			Reviewer Comment (2019-12-31): Insurance policy with [Redact] reflects two properties including [Redact]. Loan was approved using whole policy premium for this property. Property was built in 1941 there is no evidence this small apartment would be subject to HOA dues, that portion of exception has been canceled. Buyer Comment (2019-12-24): Please see the tax bill and the insurance statement that was submitted with the images sent with the loan. We used the two tax bills from [Redact] County Tax Collector ( [Redact]& [Redact]) and the insurance from [Redact] [Redact]	12/31/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743795	[Redact]	RCKT2010040				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	AUS Findings: All conditions were not met		K-1's were not provided for borrower(s) ownership in partnerships [Redact] and [Redact] evidenced on 1040 returns.			Reviewer Comment (2019-12-31): K-1s were provided. Buyer Comment (2019-12-24): Please see the attached K1s. I provided both the K1s for [Redact] and[Redact] Reviewer Comment (2019-12-23): Lender provided k-1;s for the first business, but not the second business. Exception remains.	12/31/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743795	[Redact]	RCKT2010040				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		DTI as calculated exceeds maximum per guidelines.			Reviewer Comment (2019-12-31): K-1's for [Redact] and [Redact] were provided. When including this income re-calculated DTI is <[Redact]	12/31/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743795	[Redact]	RCKT2010040				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	ATR failure due to excessive DTI. This exception will be cleared once all ATR specific exceptions have been cured/cleared.			Reviewer Comment (2019-12-31): K-1's for [Redact] and [Redact] were provided. When including this income re-calculated DTI is <[Redact]	12/31/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743795	[Redact]	RCKT2010040				Compliance	Compliance	Federal Compliance	General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of[Redact] and based on 1026.43(c)(5) of [Redact] moderately exceed the guideline maximum of [Redact]. (DTI Exception is eligible to be regraded with compensating factors.)	DTI of[Redact] exceeds DTI requirement by <5%			Reviewer Comment (2019-12-31): K-1's for[Redact] and[Redact] were provided. When including this income re-calculated DTI is <[Redact]	12/31/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743795	[Redact]	RCKT2010040				Compliance	Compliance	Federal Compliance	Capital Gains Tax Returns	Qualified Mortgage (Dodd-Frank 2014): Three (3) years tax returns to evaluate Capital Gains or Losses requirement not met.	Missing evidence of 3 years capital gains earning history.
Reviewer Comment (2019-12-31): K-1's for[Redact] and [Redact] were provided. this was included and capital gains was omitted from qualifying. re-calculated DTI is <[Redact]

Buyer Comment (2019-12-30): Please review the upload income calculation breaking down the income that was used to qualify.

Reviewer Comment (2019-12-23): Lender to provide income worksheet. The other companies we have k-1's for are held by the trust. Only using income earned by the borrowers as individuals. Exception remains.

Buyer Comment (2019-12-20): [Redact]  Capital gains is not being used to qualify, the client is earning passive income from several businesses that are being documented as dividends and interest because that income is passive income and being documented as .  This representation is similar to the situations where clients own stock in a company, but their interest is too small to have active participation in the business.

															12/31/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743795	[Redact]	RCKT2010040				Compliance	Compliance	Federal Compliance	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp).	Missing most recent 2 yrs Signed and Dated Personal Tax returns			Reviewer Comment (2019-12-23): Have 2018 extension for 1040's. Buyer Comment (2019-12-20): [Redact] We have provided the most recent tax returns, the client has 2018 on extension which is allowed, and the 2017 and 2016 personal tax returns have been provided along with the extension. The most recent tax returns that are available for this client have been uploaded. Please clear this condition.	12/23/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743795	[Redact]	RCKT2010040				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	Self-employed income was not documented with the most recent tax return and the creditor application date > tax filing date.			Reviewer Comment (2019-12-23): Exception is informational only and cannot be cleared. Exception remains. Buyer Comment (2019-12-20): [Redact] We have provided the most recent tax returns, the client has 2018 on extension which is allowed, and the 2017 and 2016 personal tax returns have been provided along with the extension. The most recent tax returns that are available for this client have been uploaded. Please clear this condition.				2	B		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743795	[Redact]	RCKT2010040				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.			Reviewer Comment (2019-12-31): K-1's for [Redact] and [Redact] were provided. When including this income re-calculated DTI is <[Redact]	12/31/2019			1	A		[Redact]	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743795	[Redact]	RCKT2010040				Compliance	Compliance	Federal Compliance	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds [Redact] and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	DTI of[Redact] exceeds DTI requirement by <5%			Reviewer Comment (2019-12-31): K-1's for [Redact] and [Redact] were provided. When including this income re-calculated DTI is <[Redact] Buyer Comment (2019-12-24): Please review the attached income calculation for the borrower. Based on the income/liabilities we calculated we show the borrowers DTI is currently 42%. Please provide additional clarification on your income calculation so we can determine the discrepancy.	12/31/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743795	[Redact]	RCKT2010040				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	Exception is informational only and cannot be cleared.							2	B		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743795	[Redact]	RCKT2010040				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	Exception is informational only and cannot be cleared.			Reviewer Comment (2019-12-31): K-1's for [Redact] and [Redact]were provided. When including this income re-calculated DTI is <[Redact]	12/31/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743795	[Redact]	RCKT2010040				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	Exception is an ATR informative EV2 (non-material) exception and is set because, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared.							2	B		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743795	[Redact]	RCKT2010040				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	Exception is an ATR informative EV2 (non-material) exception and is set because, the loan is being qualified on income that is not considered most recent. Exception can be left open or waived as it cannot be cured or cleared.							2	B		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743797	[Redact]	RCKT2010047				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.			Reviewer Comment (2019-12-23): SHQM Loan Reviewer Comment (2019-12-13): Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared. Buyer Comment (2019-12-12): Attached you will find the borrowers letter of explanation for the 3 month gap in employment.	12/23/2019			1	A		[Redact]	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743797	[Redact]	RCKT2010047				Compliance	Compliance	Federal Compliance	QM Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met.	The file is missing documentation to verify two years consecutive income. The documentation in file verified a gap of greater than 30 days between the borrower's prior employment and the current employment. The file did not contain a letter of explanation for the gap from the borrower, as required by Appendix Q.			Reviewer Comment (2019-12-23): Consumer's explanation fo the gap provided prior to consummation satisfies the Appendix Q employment history requirements. Reviewer Comment (2019-12-13): Lender provided gap letter. Gap is not counted towards 2 year requirement. Lender to provide third party verification for self employment or need additional previous consecutive employment to count towards the two years total. Exception remains. Buyer Comment (2019-12-12): Attached you will find the borrowers letter of explanation for the 3 month gap in employment.	12/23/2019			1	A		[Redact]	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743798	[Redact]	RCKT2010048				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	The file is missing the 2018 personal tax returns. Evidence of extension provided in file for 2018. The file contained a copy of the 2017 and 2016 1040's.							2	B		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743798	[Redact]	RCKT2010048				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	The file is missing the 2018 personal tax returns. Evidence of extension provided in file for 2018. The file contained a copy of the 2017 and 2016 1040's.			Reviewer Comment (2020-01-22): Updated from: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact]. ([Redact]/C-Corp 1120)				2	B		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743798	[Redact]	RCKT2010048				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	The file is missing the 2018 personal tax returns. Evidence of extension provided in file for 2018. The file contained a copy of the 2017 and 2016 1040's.			Reviewer Comment (2020-01-10): Only using 1040 for foreign income.	01/10/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743798	[Redact]	RCKT2010048				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	The file is missing the 2018 personal tax returns. Evidence of extension provided in file for 2018. The file contained a copy of the 2017 and 2016 1040's.			Reviewer Comment (2020-01-10): Only using 1040 for foreign income.	01/10/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743798	[Redact]	RCKT2010048				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.			Reviewer Comment (2020-01-10): Other atr exceptions cleared. Reviewer Comment (2019-12-23): Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared. Buyer Comment (2019-12-20): Responses/Documentation have been provided to clear all other QM conditions. Please clear once others have been cleared.	01/10/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743798	[Redact]	RCKT2010048				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of [Redact].	Fee disclosed was last disclosed as -[Redact] on LE but disclosed as -[Redact] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.			Reviewer Comment (2019-12-24): Confirmed additional [Redact]provided as principle reduction Buyer Comment (2019-12-20): Please see page 3 of the Final CD shows a principal curtailment of [Redact]for the difference in the lender credit disclosed and the lender credit applied to charges. Please clear this condition.	12/24/2019			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743798	[Redact]	RCKT2010048				Compliance	Compliance	Federal Compliance	C-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (C-Corp).	The file is missing the 2018 personal tax returns. Evidence of extension provided in file for 2018. The file contained a copy of the 2017 and 2016 1040's.
Reviewer Comment (2020-01-10): Only using 1040 for foreign income.

Buyer Comment (2020-01-04): Our guidelines to do not require we obtain foreign corporate tax returns. Our guideline is to obtain 5471 which reports all necessary income information for a foreign business owned by our borrower, not only wages earned from a foreign employer. Please clear this condition.

Reviewer Comment (2019-12-31): It is noted Borrower is paid in US dollars from his 100% [Redact] owned entity and it is noted when foreign wages are present the 1040 can be used. However, in this case borrower doesn't just work for but also owns the foreign company. The corporate returns are required to be analyzed using standard practices and  [Redact] guidance to to confirm solvency and stability and share of Borrower losses. Unable to accurately calculate the DTI ratios without this data.

Buyer Comment (2019-12-24): Please review 1040's as the borrower has foreign self-employment income reporing on form 5471. This income reporting is what was used to calculate income.  US 1120's do not exist. Please clear this condition.

Reviewer Comment (2019-12-23): Lender to provide 1120 business returns for 2017 and 2016. Exception remains.

Buyer Comment (2019-12-20): Please see the attached 2018 1040 extension form. Only 2017 and 2016 were used to qualify as the borrower had filed an extension form for 2018. Please clear this condition.

															01/10/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743798	[Redact]	RCKT2010048				Compliance	Compliance	Federal Compliance	K-1 Documentation	Qualified Mortgage (Dodd-Frank 2014): Required K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income.	The file is missing the 2018 K1. Evidence of extension provided in file for 2018. The file contained a copy of the 2017 and 2016 K1's.
Reviewer Comment (2020-01-10): Only using 1040 for foreign income.

Buyer Comment (2020-01-04): Our guidelines to do not require we obtain foreign corporate tax returns. Our guideline is to obtain 5471 which reports all necessary income information for a foreign business owned by our borrower, not only wages earned from a foreign employer. Please clear this condition.

Reviewer Comment (2019-12-31): It is noted Borrower is paid in US dollars from his 100% [Redact] owned entity and it is noted when foreign wages are present the 1040 can be used. However, in this case borrower doesn't just work for but also owns the foreign company. The corporate returns are required to be analyzed using standard practices and  [Redact] guides require solvency and stability and share of Borrower losses are analyzed. Unable to accurately calculate the DTI ratios without this data.

Buyer Comment (2019-12-24): Please review 1040's as the borrower has foreign self-employment income reporing on form 5471. This income reporting is what was used to calculate income.  US 1120's do not exist. Please clear this condition.

Reviewer Comment (2019-12-23): Need 1120 business returns for the most recent 2 years. Exception remains.

Buyer Comment (2019-12-20): Please see that  [Redact] is a Corporation with [Redact] being 100% owner. There are not K-1's for Corporations. Please clear this condition.

															01/10/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743798	[Redact]	RCKT2010048				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	The file is missing the 2018 personal tax returns. Evidence of extension provided in file for 2018. The file contained a copy of the 2017 and 2016 1040's.			Reviewer Comment (2020-01-22): Updated from: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact]. ([Redact]/Schedule K-1 less than 25 Percent)				2	B		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743798	[Redact]	RCKT2010048				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	ATR failure due to Most recent documentation. This exception will be cleared once all ATR specific exceptions have been cured/cleared.			Reviewer Comment (2020-01-10): Only using 1040 for foreign income.	01/10/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743798	[Redact]	RCKT2010048				Credit	Income / Employment	Income Documentation	Income Docs Missing:	-	The file is missing a copy of the income calculation worksheet or cash flow analysis to determine the lender's income calculations
Reviewer Comment (2020-01-22): Income analysis supplied for main Business.  Exception cleared.

Buyer Comment (2020-01-15): Please note the name of the file for the recently uploaded income analysis has the incorrect loan number/name.

Buyer Comment (2020-01-15): Please see attached Income Analysis for the main business.

Reviewer Comment (2020-01-15): use of the form 5471 w/in the personal tax returns noted; however file does not contain the uw income analysis for the [Redact] making up the majority of the borrower's income

Reviewer Comment (2019-12-31): Income analysis is noted, but does not include cash flow analysis of the 100% owned entity Revised income analysis to be provided upon receipt of entity tax returns.

Buyer Comment (2019-12-24): Please review 1040's as the borrower has foreign self-employment income reporing on form 5471. This income reporting is what was used to calculate income.  US 1120's do not exist. Please clear this condition.

Reviewer Comment (2019-12-23): Lender provided worksheets for the other businesses exception the main co-corp. Lender to provide business return for the main c-corp. Exception remains.

Buyer Comment (2019-12-20): Please see attached income analysis

															01/22/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743798	[Redact]	RCKT2010048				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	The file is missing the 2018 personal tax returns. Evidence of extension provided in file for 2018. The file contained a copy of the 2017 and 2016 1040's.							2	B		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743798	[Redact]	RCKT2010048				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	The file is missing the 2018 personal tax returns. Evidence of extension provided in file for 2018. The file contained a copy of the 2017 and 2016 1040's.			Reviewer Comment (2020-01-10): Only using 1040 for foreign income.	01/10/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743803	[Redact]	RCKT2010065				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		Hazard insurance binder does not reflect lenders as Loss Payee.			Reviewer Comment (2019-12-18): Lender provided updated policy with lender as mortgagee isaoa. Buyer Comment (2019-12-16): see attached	12/18/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743806	[Redact]	RCKT2010075				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The file is missing a copy of the secondary valuation required for securitization purposes.			Reviewer Comment (2020-01-21): 2nd appraisal received exception cleared Buyer Comment (2020-01-17): Please see second appraisal attached Reviewer Comment (2019-12-18): A secondary valuation is required for securitization. Exception remains. Buyer Comment (2019-12-16): [Redact] only requires 2 appraisals on loan amounts over [Redact]This is a refi out of a new construction loan where the property has been owned less than 12 months, in this scenario, we use the lesser of the original purchase price plus documented improvements or the new appraised value.	01/21/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	A	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208743806	[Redact]	RCKT2010075				Credit	Hazard Insurance	Insufficient Coverage	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.		HOI coverage is insufficient by [Redact]. Provide updated policy reflecting minimum coverage of [Redact] OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
Reviewer Comment (2020-01-14): Received confirmation coverage is guaranteed replacement cost.

Reviewer Comment (2019-12-31): Lender needs to provide proof of additional coverage or a replacement cost estimate that supports the coverage provided. The letter from the agent does not suffice as no cost estimate amount was provided. Exception remains.

Buyer Comment (2019-12-23): The letter states Licensing  agreements  prohibit  us  from  sharing  specific  information  regarding  the  estimated replacement cost of a customer's home. including the exact amount of replacement cost. However, the document is on [Redact] letter head and confirms the policy has a coverage amount equal to 100% of the replacement cost. Based upon this, and the fact it is on official letter head with the agents specific information, we do not feel there is any kind of material issue.

Reviewer Comment (2019-12-18): Letter does not state the replacement cost. Lender needs to provide proof of additional coverage or a replacement cost estimate that supports the dwelling coverage provided. Exception remains.

Buyer Comment (2019-12-17): Please see RCE attached

															01/14/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	A	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208743807	[Redact]	RCKT2010077				Compliance	Compliance	Federal Compliance	Self Employed - Minor Negative Income Documentation	Qualified Mortgage (Dodd-Frank 2014): Self Employed borrower with a minor loss included in the income qualification did not provide the year to date P&L and/or Balance Sheet.				Reviewer Comment (2020-01-15): Balance sheet was located, After further review the exception has been cleared. Buyer Comment (2020-01-10): Can you please let me know which business this is for? I believe all P&L and balance sheets are in your loan file.	01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743807	[Redact]	RCKT2010077				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].								2	B		[Redact]	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743807	[Redact]	RCKT2010077				Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Unable to verify current employment status using reasonably reliable third-party records.			Reviewer Comment (2019-12-31): After further review the exception has been cleared. After further review the exception has been cleared.	12/31/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743807	[Redact]	RCKT2010077				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].			Reviewer Comment (2019-12-31): After further review the exception has been cleared.	12/31/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743807	[Redact]	RCKT2010077				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.			Reviewer Comment (2019-12-31): After further review the exception has been cleared.	12/31/2019			1	A		[Redact]	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743807	[Redact]	RCKT2010077				Compliance	Compliance	Federal Compliance	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership).	Missing signed 2016 1065's.			Reviewer Comment (2019-12-31): Signed 2016 1065 returns for [Redact] were provided. Buyer Comment (2019-12-30): Please review the uploaded 2016 signed business returns for [Redact].	12/31/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743807	[Redact]	RCKT2010077				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	Extension for business returns was not included in the file.							2	B		[Redact]	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743807	[Redact]	RCKT2010077				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	Extension for business returns was not included in the file.							2	B		[Redact]	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743807	[Redact]	RCKT2010077				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	Extension for business returns was not included in the file.							2	B		[Redact]	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743807	[Redact]	RCKT2010077				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status using reasonably reliable third-party records.	Third party verification reflecting dates of operation as required by ATR/QM Safe harbor not included in the loan file.			Reviewer Comment (2019-12-31): Signed 2016 1065 returns for [Redact] were provided. Buyer Comment (2019-12-30): Please review the uploaded document from [Redact] showing the business is active and the borrower is the registered agent.	12/31/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743807	[Redact]	RCKT2010077				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status using reasonably reliable third-party records.	Third party verification reflecting dates of operation as required by ATR/QM Safe harbor not included in the loan file.			Reviewer Comment (2019-12-31): Signed 2016 1065 returns for [Redact] were provided. Buyer Comment (2019-12-30): Please review the attached RES search showing that [Redact] was the prior managing member of the company. We are not using any positive income from this business, we are only using a loss to qualify him on this business.	12/31/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743807	[Redact]	RCKT2010077				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status using reasonably reliable third-party records.	Third party verification reflecting dates of operation as required by ATR/QM Safe harbor not included in the loan file.			Reviewer Comment (2019-12-31): Signed 2016 1065 returns for [Redact] were provided. Buyer Comment (2019-12-30): Proof of self-employment is not required if the borrower is being qualified with negative self-employment income. [Redact] is showing [Redact] in income. Proof of self-employment would not be required because of this.	12/31/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743807	[Redact]	RCKT2010077				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - S-Corp Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current S-Corp status using reasonably reliable third-party records.	Third party verification reflecting dates of operation as required by ATR/QM Safe harbor not included in the loan file.			Reviewer Comment (2019-12-31): After further review the exception has been cleared. Buyer Comment (2019-12-30): Proof of self-employment is not required if the borrower is being qualified with negative self-employment income. [Redact] is showing - [Redact]in income. Proof of self-employment would not be required because of this.	12/31/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743807	[Redact]	RCKT2010077				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	File is missing 2018 returns for the business and Extension for business returns was not included in the file.			Reviewer Comment (2019-12-31): After further review the exception has been cleared.	12/31/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743807	[Redact]	RCKT2010077				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	File is missing 2018 returns for the business and Extension for business returns was not included in the file.			Reviewer Comment (2019-12-31): After further review the exception has been cleared.	12/31/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743807	[Redact]	RCKT2010077				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	File is missing 2018 returns for the business and Extension for business returns was not included in the file.			Reviewer Comment (2019-12-31): After further review the exception has been cleared.	12/31/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743808	[Redact]	RCKT2010086				Credit	Credit	Credit Calculation / Analysis	Missing Document: Alternative Credit Documentation not provided		Missing from Review.			Reviewer Comment (2020-01-08): Not required. Buyer Comment (2020-01-04): Please see both borrowers have met the minimum tradeline requirement. Borrower 1 has [Redact]- 36 Months Reviewed and [Redact] - Established Credit since [Redact] Borrower 2 has [Redact] - 36 Months Reviewed and [Redact] - Established Credit since [Redact] Please clear this condition.	01/08/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743808	[Redact]	RCKT2010086				Credit	Asset	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	- Asset Account Date: ___ Asset Account Date: ___	statements come out quarterly . Verified and ok to use			Reviewer Comment (2020-01-08): Assets were exactly 120 days old as of close date. Buyer Comment (2020-01-04): These are quarterly statements and only need to be dated within 120 days. Please clear this condition.	01/08/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743808	[Redact]	RCKT2010086				Compliance	Compliance	Federal Compliance	Commission Method of Calculation	Qualified Mortgage (Dodd-Frank 2014): Commission income required to be averaged over a period of at least two (2) years.				Reviewer Comment (2020-01-08): Using 2 year plus ytd for income calculation. Buyer Comment (2020-01-04): Please see attached WVOE showing it as averaged over 2 years.	01/08/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743808	[Redact]	RCKT2010086				Compliance	Compliance	Federal Compliance	Overtime Bonus Method of Calculation	Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income.				Reviewer Comment (2020-01-08): Using 2 year plus ytd for income calculation. Buyer Comment (2020-01-04): Please see attached WVOE showing it as averaged over 2 years.	01/08/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743808	[Redact]	RCKT2010086				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redact] did not disclose the escrow payment for payment stream 1.				Reviewer Comment (2020-01-07): Final CD provided Buyer Comment (2020-01-04): Please see atttached Final CD showing the taxes and insurance are not in escrow. Please clear this condition.	01/07/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743808	[Redact]	RCKT2010086				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redact] did not disclose Estimated Property Costs over Year 1.				Reviewer Comment (2020-01-07): Final CD provided Buyer Comment (2020-01-04): Please see atttached Final CD showing the taxes and insurance are not in escrow and property costs over 1 year are included on page 4. Please clear this condition.	01/07/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743808	[Redact]	RCKT2010086				Compliance	Compliance	Federal Compliance	(Missing Data) Unable to determine if loan is a same lender refi	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.				Reviewer Comment (2020-01-08): Lender provided title. Buyer Comment (2020-01-04): Please see attached title commitment showing [Redact] was not the original lender of the current loan. Correct ROR form was used. Please clear this condition.	01/08/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743808	[Redact]	RCKT2010086				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Reviewed and verified with Guidelines.			Reviewer Comment (2020-01-21): Lender provided documentation verifying the bona fide discount points and the third party paid portion of the title fees.	01/21/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743808	[Redact]	RCKT2010086				Compliance	Compliance	Federal Compliance	QM Points and Fees	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of [Redact] is in excess of the allowable maximum of[Redact] of the Federal Total Loan Amount. Points and Fees total [Redact] on a Federal Total Loan Amount of [Redact] vs. an allowable total of [Redact] (an overage of [Redact] or [Redact]).	Reviewed and verified with Gudielines
Reviewer Comment (2020-01-21): Lender provided documentation verifying the bona fide discount points and the third party paid portion of the title fees.

Buyer Comment (2020-01-21): The original condition referenced an overage of  [Redact]Response provided clarified the removal of  [Redact]in bonafide discount points, and also to exclude [Redact] portion of title paid directlty to the underwritier. Please see the title commitment provided showing underwriter portion of fees as  [Redact]on page 4. Original overage of  [Redact]is satisfied with  [Redact]+ [Redact] in total of  [Redact]fees to be excluded from the test.

Reviewer Comment (2020-01-17): The appraisal fee is not included the QM points and fees test.

Points and Fees on subject loan of [Redact] is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total  [Redact]on a Federal Total Loan Amount of  [Redact]vs. an allowable total of  [Redact](an overage of  [Redact]or [Redact]

Buyer Comment (2020-01-11): Please see attached appraisal invoice and exclude  [Redact]portion paid directly to the appraiser from the test.

Reviewer Comment (2020-01-08): Included undiscounted rate and fee and is still over 3%: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of [Redact] is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total  [Redact]on a Federal Total Loan Amount of  [Redact]vs. an allowable total of  [Redact](an overage of  [Redact]or [Redact]). Exception remains.

Buyer Comment (2020-01-04): Please see attached.

															01/21/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other
If a creditor or assignee determines after consummation that the total points and fees exceeds the QM Points and Fees limit, but the loan meets the other requirements to be a QM, the QM Points and Fees exception can be cured through a refund including interest at the contract rate from consummation to the date of cure, with the following conditions:
1)      Refund is made within 210 days of consummation;
2)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
3)      The loan is not 60 days delinquent;
4)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer (the creditor or assignee can only take advantage of this cure provision if they maintain policies and procedures for post-consummation review of points and fees and for providing the cure payments); and
5)      The loan was closed on or before January 10, 2021;

Documents Required to Cure
1)      Letter of Explanation
2)      Copy of Refund Check (in the amount of overage plus interest)
3)      Proof of Delivery
4)      Lender/Seller Attestation indicating:
        a)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
        b)      The loan is not 60 days delinquent; and
        c)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer
																									C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743808	[Redact]	RCKT2010086				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Not Have Escrow - Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redact] did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established.	All data entered.			Reviewer Comment (2020-01-07): Final CD provided Buyer Comment (2020-01-04): Final CD provided showing these costs as included.	01/07/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743808	[Redact]	RCKT2010086				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Reviewed and entered per Guidelines.			Reviewer Comment (2020-01-07): COC provided Buyer Comment (2020-01-04): Please see LE dated [Redact] had the interest rate locked until [Redact] The rate was extended on [Redact] for an increase in discount points of .25. This is a valid CIC. Please clear this condition.	01/07/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743809	[Redact]	RCKT2010088				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		Hazard insurance had mortgagee clause from previous lender. Provide updated HOI showing lender's mortgagee clause including its successors or assigns.			Reviewer Comment (2019-12-18): Lender provided updated policy with lender as mortgagee and isaoa. Buyer Comment (2019-12-16): Bottom left corner of page 1 sows Our lienholder info with the correct loan number. Please clear this exception	12/18/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743809	[Redact]	RCKT2010088				Credit	Income / Employment	Income Documentation	Income Docs Missing:	-	The file is missing the income worksheet to determine the business income calculation for both borrowers and the net rental loss for the additional property. The calculated net rental loss is less than the lender's calculated net rental loss.			Reviewer Comment (2019-12-18): Lender provided income worksheets. Buyer Comment (2019-12-16): See attached	12/18/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743810	[Redact]	RCKT2010090				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Fee disclosed was last disclosed as [Redact] on LE but disclosed as [Redact] on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.			Reviewer Comment (2019-12-30): [Redact] received [Redact] COC. Exception Cleared. Buyer Comment (2019-12-27): Please see attached.	12/30/2019			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743813	[Redact]	RCKT2010093				Credit	Guideline	Guideline Issue	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.	Hazard Insurance Policy Expiration Date ___, Note Date ___	Hazard policy expires in less than 45 days of the note. Provide a copy of renewed policy for review.			Reviewer Comment (2019-12-27): Lender guidelines allow for policies to ex=ire within 45 days if there is a signed escrow waiver, which there is. This issue is cleared. Buyer Comment (2019-12-15): Please clear this exception as it is not valid. The policy was active at time on closing, this is all that is required per guidelines. Thank you	12/27/2019			1	A		[Redact]	Second Home	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743814	[Redact]	RCKT2010097				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		HOI policy provide reflects incorrect mortgagee clause. Lender to provide updated policy reflecting "Lender its successors and assigns"			Reviewer Comment (2019-12-17): Lender provided updated dec page with lender as mortgagee as isaoa. Buyer Comment (2019-12-16): I have attached the update insurance declaration page showing the correct mortgagee information.	12/17/2019			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743817	[Redact]	RCKT20100107				Compliance	Compliance	Federal Compliance	TRID Interim Closing Disclosure Timing	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on [Redact] contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation	Evidence of earlier borrower receipt was not found in file.			Reviewer Comment (2019-12-17): Upon further review, the exception is cleared. Buyer Comment (2019-12-15): Please see attached	12/17/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743820	[Redact]	RCKT20100127				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, but the H-9 form should have been used.			Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743821	[Redact]	RCKT20100128				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Proof of appraisal delivery not provided.			Reviewer Comment (2019-12-18): Lender provided proof of appraisal being sent. Buyer Comment (2019-12-16): See attached	12/18/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743821	[Redact]	RCKT20100128				Compliance	Compliance	Federal Compliance	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Disclosure was missing from file.			Reviewer Comment (2019-12-20): Loan is not escrowed. Buyer Comment (2019-12-19): Please see documentation attached which confirms there is no escrow as the client waived Reviewer Comment (2019-12-18): Disclosure sent is for another borrower and property. Exception remains. Buyer Comment (2019-12-16): See attached	12/20/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743822	[Redact]	RCKT20100130				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.					Reviewer Comment (2019-12-18): Lender provided copy of [Redact] report. Buyer Comment (2019-12-16): see attached [Redact]	12/18/2019			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208743822	[Redact]	RCKT20100130				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of [Redact].	The initial Loan Estimate disclosed a lender credit of [Redact]n the final CD, the credit was reduced to [Redact]			Reviewer Comment (2019-12-17): COC - Loan program changed to jumbo from conventional. appraisal, appraisal review and lender credit all affected. Buyer Comment (2019-12-16): On [Redact], the borrower locked their rate on [Redact] causing a decrease in lender credits. The previous credits disclosed was not binding because the rate was not locked.	12/17/2019			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208743822	[Redact]	RCKT20100130				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	The initial Loan Estimate did not disclose the appraisal fee of [Redact]			Reviewer Comment (2019-12-17): COC - Loan program changed to jumbo from conventional. appraisal, appraisal review and lender credit all affected. Buyer Comment (2019-12-16): On [Redact], the product changed from Conventional to Jumbo which requires an appraisal on the Jumbo product. This change reflects on the redisclosure history for the date of [Redact].	12/17/2019			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208743822	[Redact]	RCKT20100130				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	The initial Loan Estimate did not disclose the appraisal review fee of [Redact]			Reviewer Comment (2019-12-17): COC - Loan program changed to jumbo from conventional. appraisal, appraisal review and lender credit all affected. Buyer Comment (2019-12-16): On [Redact], the product changed from Conventional to Jumbo which requires an appraisal on the Jumbo product. This change reflects on the redisclosure history for the date of [Redact].	12/17/2019			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208743822	[Redact]	RCKT20100130				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	The initial Loan Estimate disclosed a lender's title insurance fee of [Redact]he final fee was [Redact] The 3% loan amount increase is not sufficient to explain the 75% increase in the title fee.
Reviewer Comment (2020-01-16): Letter of Explanation, Proof of Delivery, and Corrected CD provided.

Buyer Comment (2020-01-14): see the attached [Redact] proof of sent check.

Buyer Comment (2020-01-14): see the attached ledger

Buyer Comment (2020-01-14): The borrower was refunded  [Redact]by the title company for the increase in the title fee. This amount reflects on the attached ledger and [Redact] confirming check was sent. In addition, the attached re-disclosed CD was updated to reflect the refund of the check credited to the borrower.

Reviewer Comment (2020-01-01): Lender response dated  [Redact] states "The pricing was updated for the title Underwriter fee for the refinance in [Redact]. This does not explain the rationale for the large increase when the loan amount change was 3%, Exception remains.

Buyer Comment (2019-12-31): see attached

Reviewer Comment (2019-12-27): Documentation required on why the Title underwriter changed, or cure.

Buyer Comment (2019-12-26): Please review Redisclosure history and LE from[Redact]. On the Redisclosure History[Redact] is when the change in Title Underwriting occurred. We disclosed this to the borrower on the LE in good faith later that day.

Reviewer Comment (2019-12-19): Lender to provide documentation to confirm when pricing update on refi's in [Redact ]occurred.

Buyer Comment (2019-12-19): see attached

Reviewer Comment (2019-12-17): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD required to cure.  Change in underwriter not valid COC.  Lender bound to  [Redact]fee disclosed on the LE as the reason provided not valid.

Buyer Comment (2019-12-16): On [Redact], the title underwriter changed causing an increase to the title fee from  [Redact]to [Redact] his change reflects on the redisclosure history for the date of [Redact].

																01/16/2020		2	B		[Redact]	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208743822	[Redact]	RCKT20100130				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.				Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Limited Cash-out GSE	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208743822	[Redact]	RCKT20100130				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Lender to provide proof of when cda was sent to the borrower.			Reviewer Comment (2020-01-14): Lender provided proof of when appraisal was sent on [Redact] Need proof of when [Redact] dated [Redact] was sent to the borrower. Exception remains. Buyer Comment (2020-01-07): see attached document.				2	B		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208743822	[Redact]	RCKT20100130				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redact] exceeds tolerance of [Redact]. Sufficient or excess cure was provided to the borrower.	Corrected CD, LOE and Proof of Delivery provided. Still need a Copy of Refund Check. Received closing ledger please provide copy of the cure check							2	B		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208743823	[Redact]	RCKT20100131				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Notice of Right to Cancel should be form H-9.			Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743823	[Redact]	RCKT20100131				Credit	Guideline	Guideline Issue	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.		Provided policy information indicates the policy expired just before closing and the CD reflected 24 months worth of premium were paid outside of closing, but the file did not contain any information regarding the terms of the new policy.			Reviewer Comment (2019-12-20): Lender provided copy of the hazard insurance. Buyer Comment (2019-12-19): See attached	12/20/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743824	[Redact]	RCKT20100133				Compliance	Compliance	Federal Compliance	TRID Interim Closing Disclosure Timing	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on [Redact] contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation	Final CD dated [Redact], was not provided 3 business days prior to the Closing Date of [Redact]			Reviewer Comment (2019-12-17): figures from Initial CD confirmed Buyer Comment (2019-12-16): Please see attached	12/17/2019			1	A		[Redact]	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743825	[Redact]	RCKT20100138				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		HOI policy provide reflects incorrect mortgagee clause. Lender reflected is not lender on Note. Lender to provide updated policy reflecting correct lender.			Reviewer Comment (2019-12-20): Lender provided updated dec page with lender as mortgagee isaoa. Buyer Comment (2019-12-19): See attached	12/20/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743827	[Redact]	RCKT20100144				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	The date the appraisal was provided was not evidenced in the loan file.			Reviewer Comment (2019-12-20): Lender provided proof of when the appraisal was sent. Lender needs to provide proof of when the [Redact] report was sent. Exception remains. Buyer Comment (2019-12-18): See attached				2	B		[Redact]	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743828	[Redact]	RCKT20100145				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		Funds were collected on final CD for [Redact] appraisal review, however, review was not located in file.
Reviewer Comment (2020-01-17): Trailing doc  [Redact] supplied by client.  Exception cleared

Buyer Comment (2020-01-14): Please see attached  [Redact] showing a zero variance.

Reviewer Comment (2019-12-17): If the lender did not order a  [Redact], a post close cd refunding the borrower for the  [Redact]charge to be provided with letter of explanation to the borrower, proof of delivery and copy of the check. Exception remains.

Buyer Comment (2019-12-16): [Redact]  Our guidelines have been met with regard to a  [Redact] being required on this loan. The  [Redact] is 2.5 or less (this loan has a  [Redact] of 2), &
the LTV<80% & the property is not a 2-4 unit so we do not order a  [Redact]
product on this loan. If required to securitize, the buyer will have to order a  [Redact].

															01/17/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208743828	[Redact]	RCKT20100145				Credit	Hazard Insurance	Insufficient Coverage	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___				Reviewer Comment (2020-01-21): Dec page provided with [Redact]dwelling coverage and RCE states [Redact]exception cleared Buyer Comment (2020-01-21): Please see attached Dec page showing dwelling coverage is [Redact]Please clear this condition. Reviewer Comment (2020-01-17): RCE received. Added calculated value of [Redact] Coverage amount is [Redact]plus [Redact]extended. Coverage shortfall is now [Redact] Exception remains Buyer Comment (2020-01-17): Please see attached RCE Buyer Comment (2020-01-17): Please see attached HOI dec page showing sufficient coverage.	01/21/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208743829	[Redact]	RCKT20100148				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of [Redact].	Final credit of [Redact] is short of the initially disclosed credit of [Redact] Cure of [Redact] required
Reviewer Comment (2019-12-19): Additional  [Redact] paid by lender for pre-paid interest that was not disclosed on the LE.  Lender provided sufficient lender credit

Reviewer Comment (2019-12-19): Updated from: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of  [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of  [Redact](9300)

Buyer Comment (2019-12-18): Please review the attached Re-disclosure History form. The loan was originally baselined at [Redact] There was a change in circumstance on  [Redact] that changed the baseline to - [Redact]a change in circumstance on  [Redact] that changed the baseline to [Redact] a change in circumstance on  [Redact] that changed the baseline to [Redact] and a final change in circumstance on [Redact] that changed the baseline to [Redact] On the initial CD the lender credit was [Redact]  with a [Redact]  Principal reduction to the borrower's loan amount, as there were not enough fees to allocate the full lender credit. The settlement date changed on the final CD to  [Redact]. At that time, we were able to allocate the full amount of the lender credit to cover [Redact]  of the Prepaid interest. The final CD shows the client received [Redact]  in lender credit which is greater than the final baseline amount of [Redact]

															12/19/2019			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743829	[Redact]	RCKT20100148				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		The Policy does not show the new lender.			Reviewer Comment (2019-12-20): Lender provided updated dec page reflecting lender as mortgagee with isaoa. Buyer Comment (2019-12-18): Please review the uploaded insurance declaration page that shows the correct mortgagee clause.	12/20/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743830	[Redact]	RCKT20100150				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.					Reviewer Comment (2019-12-20): Lender provided updated dec page reflecting lender as mortgagee and isaoa.	12/20/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743830	[Redact]	RCKT20100150				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-				Reviewer Comment (2019-12-20): Lender provided tax verification. Property is a vacant lot. Buyer Comment (2019-12-18): [Redact] Please see the [Redact] results showing this property is a lot and only has a tax payment owed which is also on the documentation. Please clear this condition.	12/20/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743830	[Redact]	RCKT20100150				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.	The figure on the final CD was based on a hazard insurance amount of [Redact] monthly; however the documentation in the loan file indicates a premium of [Redact] or [Redact] monthly.			Reviewer Comment (2019-12-24): HOI documents received confirm [Redact]/ year for HOI Buyer Comment (2019-12-23): Please see attached HOI documentation supporting the policy premium of [Redact]	12/24/2019			1	A		[Redact]	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743832	[Redact]	RCKT20100154				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.		Lender Guidelines require 12 months reserves. Loan file contains 8.41 mos. Loan file is missing a copy of the [Redact] assets as per approval.
Reviewer Comment (2020-01-06): Found asset report in file and added [Redact] acct.

Buyer Comment (2020-01-03): The loan requires 12 months of reserve for the subject property on [Redact] and 6 months for the non-subject property [Redact]. In total, we need to verify  [Redact]in reserves. The borrower provided a [Redact] Account Statement totaling  [Redact]([Redact] in your loan file). We also have the 60-day asset report ([Redact] in your loan file) showing a [Redact] Account [Redact] with  [Redact]Between these two accounts, the borrower has shown [Redact] which is enough to cover the reserve requirement.

															01/06/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743834	[Redact]	RCKT20100162				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. Insufficient or no cure was provided to the borrower.	[Redact] violation due to increase in recording fee.
Reviewer Comment (2020-01-03): new exception set

Buyer Comment (2020-01-02): Please review the uploaded document. We are reducing the borrowers' principal balance by [Redact].

Reviewer Comment (2019-12-20): [Redact] received [Redact] COC indicating recording fees increased from [Redact] to [Redact] due to a property change. The baseline for the recording fees are  [Redact]In order rebaseline in 10% tolerance category the increase must be 10% or more of an increase. As the increase is [Redact] the baseline of [Redact] was not rebaseline to  [Redact]If there a valid COC for the [Redact] increase please provide or please provide a corrected CD, LOE, and refund check to cure.

Buyer Comment (2019-12-18): Please see attached which confirms property type changes from SFR to PUD causing the recording fee to increase

															01/03/2020			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743834	[Redact]	RCKT20100162				Compliance	Compliance	Federal Compliance	TRID Post Close Closing Disclosure Evidence Principal Reduction Applied to Loan	Principal reduction not applied to tolerance cure due to missing evidence of applying principal reduction to the loan.	Pay history required to confirm principle reduction.			Reviewer Comment (2020-01-07): Pay history provided Buyer Comment (2020-01-04): Please see the uploaded document from our internal system showing the [Redact]applied to their principal balance.	01/07/2020			1	A		[Redact]	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743834	[Redact]	RCKT20100162				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. Sufficient or excess cure was provided to the borrower.	Corrected CD, LOE and Mailing Label provided. Still need Pay history required to confirm principle reduction.			Reviewer Comment (2020-01-07): Letter of Explanation, Proof of Delivery, Pay History, and Corrected CD provided. Lender provided principle reduction for cure.		01/07/2020		2	B		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743835	[Redact]	RCKT20100163				Compliance	Compliance	Federal Compliance	TRID Interim Closing Disclosure Timing	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on [Redact] contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation	The APR changed between the [Redact] CD and the [Redact] CD. There is no evidence the final CD was received by borrower at least 3 days prior to the settlement date. All versions of this document are signed on [Redact]			Reviewer Comment (2019-12-17): confirmed revised cd in the loan file Buyer Comment (2019-12-16): [Redact] There is a tolerance with regard to APR that is .125 percentage points. The APR as shown on the [Redact] CD shows [Redact], while the APR of the [Redact] CD shows [Redact]. Since we are within the .125% tolerance allowed, no waiting period is required. Please clear this condition.	12/17/2019			1	A		[Redact]	Primary	Refinance - Rate/Term	No Defined Cure	C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743835	[Redact]	RCKT20100163				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	The [Redact] appraisal review fee was not initially disclosed and there is no documented cure for the change.			Reviewer Comment (2019-12-17): Appraisal Review Fee disclosed on LE's Buyer Comment (2019-12-16): [Redact] The appraisal fee was initially disclosed on the Initial Loan Estimate dated 9/16. The fee stayed the same throughout process and is not above tolerance, please clear this condition.	12/17/2019			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743835	[Redact]	RCKT20100163				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		Page 3 of the insurance declaration is missing			Reviewer Comment (2019-12-17): Lender provided dec page with lender as mortgagee isaoa.	12/17/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743836	[Redact]	RCKT20100168				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Copy of Mortgage Statement for [Redact] that evidences housing costs. New mortgage with [Redact]			Reviewer Comment (2019-12-31): Evidence of HOA obligation was provided. Buyer Comment (2019-12-24): Please see attached documentation supporting the HOA dues for this property. Reviewer Comment (2019-12-20): Lender provided cd which verifies the P&I. Still missing verification of the hoa dues. Exception remains. Buyer Comment (2019-12-18): Please see attached CD from the refinance of [Redact]. This provides clarity into the amount used for housing costs for this property.	12/31/2019			1	A		[Redact]	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743838	[Redact]	RCKT20100175				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification that appraisal was provided to borrower not in file.			Reviewer Comment (2019-12-30): Lender provided letter when appraisal was sent. Buyer Comment (2019-12-23): Please see attached appraisal cover letter dated [Redact].	12/30/2019			1	A		[Redact]	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743838	[Redact]	RCKT20100175				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Archive Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the LE.			Reviewer Comment (2019-12-24): [Redact] received required documents, exception is cleared. Buyer Comment (2019-12-23): These charges are subject to unlimited tolerance as the borrower selected to shop for this service. Fees are in section C on CD and LE's. Please clear this condition.	12/24/2019			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743840	[Redact]	RCKT20100185				Compliance	Compliance	State Compliance	[Redact] Late Charge Percent and Amount Testing	[Redact] Late Charge: Note late charge amount of [Redact] exceeds the state maximum of $100.	[Redact] Late Charge: Note late charge amount of [Redact] exceeds the state maximum of $100.			Reviewer Comment (2020-01-07): Late charge will not exceed [Redact]per note. Buyer Comment (2020-01-04): Please review the note, [Redact] of your loan file. Section 6 subsection (A) states that "The amount of the late charge will be the greater of 5% or [Redact] not to exceed [Redact] Please provide additional clarification on where you are seeing the [Redact]if it is somewhere else.	01/07/2020			1	A		[Redact]	Second Home	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743840	[Redact]	RCKT20100185				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redact] disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2.	Final Closing Disclosure provided on [Redact] disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2.			Reviewer Comment (2020-01-07): [Redact] received required documents, exception is cleared. Buyer Comment (2020-01-04): Section F of the CD continues onto page 3 to include both of the flood insurance. The borrower's HOI is [Redact]for the year and between the two flood coverages [Redact]It appears that the initial deposits into the escrow accounts are correct based on that. Can you please provide additional details if this does not clear this exception. Thank you.	01/07/2020			1	A		[Redact]	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743840	[Redact]	RCKT20100185				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower			Reviewer Comment (2020-01-09): [Redact] received required documents, exception is cleared. Buyer Comment (2020-01-08): The borrower went with an off-list/unaffiliated title provider. This fee should fall into the unlimited tolerance bucket, not the 10% tolerance. Please review and clear this exception.	01/09/2020			1	A		[Redact]	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743842	[Redact]	RCKT20100190				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Right to Cancel was issued on incorrect form. TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form. H-9 Form must be used as lender is the same as originating lender.			Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743844	[Redact]	RCKT20100203				Compliance	Compliance	Federal Compliance	Overtime Bonus Method of Calculation	Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income.
Reviewer Comment (2020-01-22): WVOE provided with Bonus income broken out per year.  Exception cleared.

Buyer Comment (2020-01-21): see the attached year end income from 2017 and 2018

Reviewer Comment (2020-01-14): Lender to provide wvoe or year end paystub for 2017 and 2018 reflecting actual bonus paid. Exception remains.

Buyer Comment (2020-01-07): The paystub includes bonus and base pay only. There is no additional income being earned. This is acceptable for calculating income.

Reviewer Comment (2020-01-06): Lender calculated bonus for 2018 and 2017 by taking w-2 and subtracting current annual salary. This is not acceptable as the w-2 income includes other earnings besides base salary and is not indicative of actual bonus received. Lender needs to provide year end paystub or wvoe for 2018 and 2017 reflecting actual bonus income received. Exception remains.

Buyer Comment (2020-01-02): see attached

															01/22/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743844	[Redact]	RCKT20100203				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Verified with docs in the file that it is Safe Harbor QM.			Reviewer Comment (2020-01-22): WVOE provided with Bonus income broken out per year. Exception cleared.	01/22/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743845	[Redact]	RCKT20100218				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by [Redact] due to addition of Title - Lenders Policy Guaranty Fee. No valid COC provided, nor evidence of cure in file.			Reviewer Comment (2019-12-30): Confirmed fee was disclosed on the LE Buyer Comment (2019-12-27): Please review the Loan Estimates that were disclosed to the borrower throughout the origination process. We do not see this as a valid condition as this fee has always been disclosed on the initial and subsequent disclosures throughout the origination process.	12/30/2019			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743846	[Redact]	RCKT20100219				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.		PITIA months reserves of 3.77 is less than Guideline reserves of 6.00.			Reviewer Comment (2019-12-23): 401K used for reserves only. Buyer Comment (2019-12-20): The client has a 401k through [Redact] in the amount of [Redact]The terms of withdraw have been included to show the client can take out a hardship withdraw and a loan if needed. Using 60% of the vested balance allows us to use [Redact]for reserves which covers the six months' worth of reserves that we need.	12/23/2019			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743847	[Redact]	RCKT20100221				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in file to support borrowers receipt of Desk Review							2	B		[Redact]	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743847	[Redact]	RCKT20100221				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redact] disclosed a Finance Charge that does not match the actual finance charge for the loan.	Finance charges understated [Redact]			Reviewer Comment (2019-12-30): [Redact] received required documents, exception is cleared. Buyer Comment (2019-12-27): Please also review the uploaded explanation Buyer Comment (2019-12-27): The finance charge listed on page 6 of the final CD appears to be correct. I have included the calculation below. Finance Charge= Monthly P&I ([Redact]) x Term (360 Months) - Loan Amount([Redact]) + Prepaid Finance Charges ([Redact]) [Redact] *360-[Redact]+[Redact] = [Redact]	12/30/2019			1	A		[Redact]	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743848	[Redact]	RCKT20100224				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		The new lender is not reflected as mortgagee on the hazard policy. No updated hazard policy was evidenced in the loan file.			Reviewer Comment (2019-12-27): Lender provided a corrected declarations page showing lender as loss payee ISAOA. This issue is cleared.	12/27/2019			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743849	[Redact]	RCKT20100236				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		HOI policy provide reflects incorrect mortgagee clause. Lender reflected is not lender on Note. Lender to provide updated policy reflecting correct lender.			Reviewer Comment (2019-12-31): Revised dec page proceeded with Lender and loss payee clause reflected. Buyer Comment (2019-12-27): Please see attached	12/31/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743849	[Redact]	RCKT20100236				Credit	Income / Employment	Income Documentation	Income Docs Missing:		REO seen on Schedule E - [Redact] - was not listed on the 1003 as a current REO, and nothing was in the file supporting that it was sold. This REO was listed in 2017/2018 as a rental property, and no evidence of sale through 2018 within the 1040's. Lender to provide evidence of sale of [Redact], or approval to be updated to include all property expenses and PITIA provided.			Reviewer Comment (2019-12-31): Evidence [Redact] was sold on [Redact] was provided. , Buyer Comment (2019-12-27): Please see attached RES report for [Redact] showing it was sold.	12/31/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743850	[Redact]	RCKT20100251				Credit	Income / Employment	Income Documentation	Income Docs Missing:	-				Reviewer Comment (2020-01-08): Not needed for an IRA. Have 1099 and current bank statements in file. Buyer Comment (2020-01-04): The borrower has in excess of [Redact]million in the IRA account which confirms continuance of [Redact] in reserves.	01/08/2020			1	A		[Redact]	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743850	[Redact]	RCKT20100251				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redact] disclosed a Finance Charge that does not match the actual finance charge for the loan.	Loan Calculations: Final Closing Disclosure provided on [Redact] disclosed a Finance Charge that does not match the actual finance charge for the loan.			Reviewer Comment (2020-01-07): [Redact] received itemization of credits. Exception Cleared. Buyer Comment (2020-01-04): itemization of amount financed Buyer Comment (2020-01-04): cd addendum Buyer Comment (2020-01-04): See the attached CD addendum to confirm non‐borrower paid fees excluded from the finance charge. In addition, see the attached itemization of the amount financed to see the fees included in the cost. If any discrepancy, please provide testing to confirm fees included in testing.	01/07/2020			1	A		[Redact]	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743850	[Redact]	RCKT20100251				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower
Reviewer Comment (2020-01-23): Letter of Explanation, Shipping Label, Copy of Refund Check, and Corrected CD provided.  Per [Redact] tracking Shipment Ready for [Redact] but package has not been sent.  New exception set for proof of delivery

Buyer Comment (2020-01-22): Please see the check to cure and redisclosure pkg attached

Reviewer Comment (2020-01-22): Received following feedback from Compliance: If HOA/Condo questionnaire fee is a fee imposed by and paid to the HOA and not required by the lender, then the fee should be disclosed in Section H pursuant to 1026.37(g) and 1026.38(g)(4) and related commentary.  If confirmed fee is not required by creditor, fee would not be subject to tolerance.  PCCD disclosing fee in Section H would be required. Note, if any portion of the fee is a charge the creditor requires to complete the questionnaire, this portion would be subject to 0% tolerance.

Reviewer Comment (2020-01-14): HOA/Condo Questionnaire was disclosed in good faith at [Redact] Receipt of Invoice or confirmation of HOA/Condo Questionnaire fee is not considered a valid change of circumstance.

Buyer Comment (2020-01-11): The Condo HOA fee is an estimate of averaged charged fees from HOA companies encountered. Ultimately, the HOA companies can charge more or less. The company is not an affiliate to know the fee or provide a close estimate.

Reviewer Comment (2020-01-09): [Redact] reviewed exception. The fee was known at initial disclosure as it was disclosed however the fee increasing is not a valid COC. A corrected CD, LOE, refund check, and proof of mailing is required to cure.

Buyer Comment (2020-01-07): The  homeowners association charged  [Redact]to obtain the questionnaire documentation. A cure is not required as this fee is not known at application as the company is not an affiliate.

Reviewer Comment (2020-01-07): [Redact] received screenshot however a fee increasing is not a valid changed circumstance. Please provide a corrected CD, LOE, refund check, and proof of mailing to cure.

Buyer Comment (2020-01-04): see attached

																01/23/2020		2	B		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743850	[Redact]	RCKT20100251				Credit	Income	Document Error	Missing evidence of current Insurance Expense for property.	-	The HOI for this property was not found in the file in order to determine the correct monthly amount			Reviewer Comment (2020-01-08): Can use 1040's for proof of escrows. Buyer Comment (2020-01-04): The 2018 Schedule E confirms the annual insurance for [Redact] of [Redact]	01/08/2020			1	A		[Redact]	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743850	[Redact]	RCKT20100251				Credit	Income	Document Error	Missing evidence of current Tax Expense for this property.	-	The taxes for this property was not found in the file in order to determine the correct monthly amount			Reviewer Comment (2020-01-08): Can use 1040's for proof of escrows. Buyer Comment (2020-01-04): The 2018 Schedule E confirms the annual taxes for [Redact] of [Redact]	01/08/2020			1	A		[Redact]	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208743850	[Redact]	RCKT20100251				Compliance	Compliance	Federal Compliance	Amount Financed Discrepancy Test	Amount Financed Discrepancy (Elevate to Compliance for Review): Calculated Amount Financed (OPB-PPFC on Closing Disclosure) does not match [Redact] Calculated Amount Financed.				Reviewer Comment (2020-01-23): [Redact] received itemization of credits. Exception Cleared. Buyer Comment (2020-01-11): The finance charge condition was downgraded to 1 and cleared. Please clear this condition.	01/23/2020			1	A		[Redact]	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743850	[Redact]	RCKT20100251				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of [Redact] exceeds tolerance of [Redact]. Sufficient or excess cure was provided to the borrower.	Letter of Explanation, Shipping Label, Copy of Refund Check, and Corrected CD provided. Per [Redact] tracking Shipment Ready for [Redact] but package has not been sent. Please provide proof of delivery or confirmation the package has been sent							2	B		[Redact]	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743852	[Redact]	RCKT20100276				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		Policy reflects prior mortgage company; copy of change request not in file.			Reviewer Comment (2019-12-31): Revised dec page reflecting Lender and "its successors and assigns" was provided. Buyer Comment (2019-12-27): Please see the uploaded insurance with the updated mortgagee clause.	12/31/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743853	[Redact]	RCKT20100294				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Fee disclosed was last disclosed as [Redact] on LE but disclosed as [Redact] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Reviewer Comment (2020-01-08): [Redact] received [Redact] COC. Exception Cleared.

Buyer Comment (2020-01-06): The increase in fees directly corresponds to the increase in the loan amount. Per the [Redact] CD loan discount point fee is [Redact]  or .00694 x  [Redact]The loan amount initially increased to  [Redact]which caused the points to rebaseline. Please see the attached screenshots for more details.

Reviewer Comment (2019-12-31): [Redact] received COC however the fee increase was not in line with the loan amount increase. The [Redact] LE indicates 573% and the [Redact] CD indicates .694% Loan Discount Point Fee. Please provide a valid COC or please provide a corrected CD, LOE, refund check, and proof of mailing to cure.

Buyer Comment (2019-12-30): A valid change in circumstance occurred on [Redact] when the loan amount increased from  [Redact]to  [Redact]Please see the attached change in circumstance document.

															01/08/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743853	[Redact]	RCKT20100294				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Fee disclosed was last disclosed as [Redact] on LE but disclosed as [Redact] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.			Reviewer Comment (2020-01-08): [Redact] received [Redact] COC. Exception Cleared. Buyer Comment (2020-01-06): A valid CIC occurred on [Redact] when the loan amount increased from [Redact]to [Redact]This caused the broker comp fees to rebaseline [Redact] . The broker comp fee is [Redact] of the loan amount. The loan amount was later reduced back down to [Redact]making the broker comp fee [Redact] on the CD. Please see the screenshots for more information in the change in the broker comp fee and loan amount.	01/08/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743855	[Redact]	RCKT20100315				Compliance	Compliance	Federal Compliance	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for [Redact]. Lease Agreement and/or Tax Return not provided.	Missing lease agreement for [Redact]			Reviewer Comment (2020-01-07): Lender removed rental income. Buyer Comment (2020-01-04): I removed the rental income from the debt ratio and have supplied an updated 1003 and 1008. The 1040s are located on [Redact] (2017) and 282/668 (2018) of your loan file. The lease agreement should no longer be necessary since we are no longer using the rental income to qualify.	01/07/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208743855	[Redact]	RCKT20100315				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Safe Harbor QM per high cost analysis in file, missing lease agreement for REO failed ATR.			Reviewer Comment (2020-01-07): Other atr exception cleared. Buyer Comment (2020-01-04): Please review the uploaded documentation. I have removed the rental income so a lease agreement is no longer required. I have included an updated 1003 and 1008 to reflect this. Please review and clear this exception.	01/07/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743855	[Redact]	RCKT20100315				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	No cure provided for overages, broker fee increased without VCC.			Reviewer Comment (2020-01-06): [Redact] received [Redact] COC. Exception Cleared. Buyer Comment (2020-01-04): [Redact] Provided a screenshot to [Redact] to show the loan amount increased by [Redact] Response to [Redact]: Please review the uploaded trailing document. The loan amount increase on [Redact] which cause the Brokers Comp to increase because of this. This was noted and disclosed on the initial CD on [Redact].	01/06/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208743855	[Redact]	RCKT20100315				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	No cure provided for overages, appraisal fee increased without VCC.			Reviewer Comment (2020-01-06): [Redact] received [Redact] COC. Exception Cleared. Buyer Comment (2020-01-04): Please also review the following document as well to show this was disclosed to the borrower. Buyer Comment (2020-01-04): Please review the updated trailing document. We received notification from the [Redact] on [Redact] that there was a valid Change in Circumstance because of the complexity of the appraisal. This was disclosed to the borrower in good faith on the [Redact] LE regarding the increased fee.	01/06/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208773286	[Redact]	RCKT20100167				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Interest	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] disclosed prepaid interest under Prepaids that does not match calculated figures.	Prepaid interest in Section F of the final CD reflects interest through [Redact], however, it should reflect interest through date [Redact]. Provide a post-close CD correcting the through date of the prepaid interest, and a copy of the letter of explanation sent to the borrowers disclosing the changes made.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A		[Redact]	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	A	A	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208773287	[Redact]	RCKT20100182				Compliance	Compliance	Federal Compliance	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	The file is missing the initial LE issued [Redact] as noted on disclosure history, that is acceptable proof the disclosure was provided.			Reviewer Comment (2019-12-16): Initial LE provided Buyer Comment (2019-12-12): See attached	12/16/2019			1	A		[Redact]	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208773287	[Redact]	RCKT20100182				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for homeowner's insurance under Prepaids.	The number of months of prepaid Homeowner's Insurance Premium in section F of the final CD was not disclosed. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A Buyer Comment (2019-12-13): see attached document.			12/12/2019	1	A		[Redact]	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208773287	[Redact]	RCKT20100182				Compliance	Compliance	Federal Compliance	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	The file is missing a copy of the initial LE provided within three business days of the application date. The file contained documentation verifying electronic delivery of the LE; however it was not provided in the file.			Reviewer Comment (2019-12-16): Initial LE provided Buyer Comment (2019-12-12): See attached	12/16/2019			1	A		[Redact]	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208773288	[Redact]	RCKT20100249				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Sufficient or excess cure was provided to the borrower at Closing.						12/02/2019		1	A		[Redact]	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208773288	[Redact]	RCKT20100249				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.	The "Other Taxes" in the amount of [Redact] annually were not included in the Escrowed Property Costs over Year 1 in the Escrow Account section on page 4 of the final CD. The correct the Escrowed Property Costs over Year 1 is [Redact]. Provide a post-close CD correcting the Escrowed Costs over Year 1 and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.			Reviewer Comment (2019-12-13): [Redact] received PCCD. Final CD escrow amount is consistent with IEADS. Exception Cleared. Buyer Comment (2019-12-10): Please downgrade this exception as it is not valid. The tax cert shows the [Redact]was for non ad valorem due in 2018 and has already been paid by the client. There is no reason this would need to be included as an escrowed cost, please downgrade this exception	12/13/2019			1	A		[Redact]	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208775394	[Redact]	RCKT2010061				Credit	Credit	Credit Documentation	Aged document: Credit Report is more than 90 days prior to the note date.	-				Reviewer Comment (2020-01-03): Allowed up to 120 days old. Buyer Comment (2020-01-02): The credit report expires after 120 days have past prior to close. This loan closed on [Redact] in which prior to the credit report expiration date of [Redact].	01/03/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208775394	[Redact]	RCKT2010061				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Originator Loan Designation of Safe Harbor QM noted on the QM Findings.			Reviewer Comment (2020-01-23): Lender provided a breakdown of the fees paid to the affiliate and a third party.	01/23/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208775394	[Redact]	RCKT2010061				Compliance	Compliance	Federal Compliance	QM Points and Fees	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of [Redact] is in excess of the allowable maximum of[Redact] of the Federal Total Loan Amount. Points and Fees total [Redact] on a Federal Total Loan Amount of [Redact] vs. an allowable total of [Redact] (an overage of [Redact] or [Redact]	Points and Fees on subject loan of [Redact] is in excess of the allowable maximum of [Redact] of the Federal Total Loan Amount. Points and Fees total [Redact] on a Federal Total Loan Amount of [Redact] vs. an allowable total of [Redact]
Reviewer Comment (2020-01-23): Lender provided a breakdown of the fees paid to the affiliate and a third party.

Buyer Comment (2020-01-11): The invoices provided confirm who was paid in addition to the closing disclosure. The appraisal confirms the appraiser was not staff appraiser of  [Redact] and the title invoice and title commitment invoice confirms title underwriter was not the agent  [Redact].  Additional information is not required to show who was paid and confirm why a portion of the appraisal fee and title fee was not included in the points and fees testing.

Reviewer Comment (2020-01-09): The title co. must have a final closing statement reflecting how the loan actually disbursed. Lender to provide to verify how the fees were paid. Exception remains.

Buyer Comment (2020-01-04): There is no additional document to confirm break down of fees. The appraisal confirms the appraiser is not  [Redact] and the title commitment confirms the title underwriter was not  [Redact].

Reviewer Comment (2020-01-03): Lender to provide final closing statement reflecting breakout of fees paid to non-affiliate. Exception remains.

Buyer Comment (2020-01-02): appraisal invoice

Buyer Comment (2020-01-02): title invoice

Buyer Comment (2020-01-02): see attached

															01/23/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other
If a creditor or assignee determines after consummation that the total points and fees exceeds the QM Points and Fees limit, but the loan meets the other requirements to be a QM, the QM Points and Fees exception can be cured through a refund including interest at the contract rate from consummation to the date of cure, with the following conditions:
1)      Refund is made within 210 days of consummation;
2)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
3)      The loan is not 60 days delinquent;
4)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer (the creditor or assignee can only take advantage of this cure provision if they maintain policies and procedures for post-consummation review of points and fees and for providing the cure payments); and
5)      The loan was closed on or before January 10, 2021;

Documents Required to Cure
1)      Letter of Explanation
2)      Copy of Refund Check (in the amount of overage plus interest)
3)      Proof of Delivery
4)      Lender/Seller Attestation indicating:
        a)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
        b)      The loan is not 60 days delinquent; and
        c)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer
																									C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208775394	[Redact]	RCKT2010061				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		Hazard Insurance policy lists The [Redact].			Reviewer Comment (2020-01-03): Lender provided updated policy reflecting lender as mortgagee isaoa. Buyer Comment (2020-01-02): see attached	01/03/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208775396	[Redact]	RCKT2010083				Compliance	Compliance	State Compliance	[Redact] High Cost Analysis Timing	[Redact] Home Loan: High-cost Analysis not documented and substantiated prior to closing of the loan.	The high cost analysis in the loan file is dated [Redact] which was after the closing date.			Reviewer Comment (2019-12-30): Lender provided proof it was run prior to close. Buyer Comment (2019-12-23): Please review the attachment. I have submitted a screenshot of our internal system showing the High-Cost Test and the findings from the High-Cost Test with the [Redact] Transaction [Redact] This test was completed on [Redact] .	12/30/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208775397	[Redact]	RCKT2010085				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		There was not a replacement cost estimator in the file. The HOI did not reflect Guaranteed Replacement Cost			Reviewer Comment (2019-12-31): Replacement cost estimator was provided. Buyer Comment (2019-12-30): Please see attached.	12/31/2019			1	A		[Redact]	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208775397	[Redact]	RCKT2010085				Credit	Hazard Insurance	Insufficient Coverage	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___	There was not a replacement cost estimator in the file. The HOI did not reflect Guaranteed Replacement Cost			Reviewer Comment (2019-12-31): Replacement cost estimator was provided. Buyer Comment (2019-12-30): Please see attached.	12/31/2019			1	A		[Redact]	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208775398	[Redact]	RCKT2010089				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		[Redact] reflects old lender [Redact] and not [Redact],.			Reviewer Comment (2020-01-09): Lender provided updated insurance. Buyer Comment (2020-01-06): Please review the updated insurance with the correct mortgagee information.	01/09/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	B	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208775398	[Redact]	RCKT2010089				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Other 2 Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for Payment of Overdue Taxes/Duplicate Bill under Prepaids.	The number of months of delinquent Taxes disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.			Reviewer Comment (2020-01-08): Exceptions waived to EV1 as items are no longer in scope per SFA TRID GRID v3. Buyer Comment (2020-01-06): The taxes that were disclosed were all of the delinquent taxes that were disclosed to us. We do not require the months of delinquent taxes to be shown on the CD. please review and clear this exception.			01/08/2020	1	A		[Redact]	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208775398	[Redact]	RCKT2010089				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure for 0% and/or 10% tolerance violations in the amount of [Redact]was not provided. Provide a post-close CD disclosing the tolerance cure of [Redact] copy the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.			Reviewer Comment (2020-01-08): Exceptions waived to EV1 as items are no longer in scope per SFA TRID GRID v3. Buyer Comment (2020-01-06): Please review the Re-disclosure Changed Circumstance Document, [Redact]. On[Redact] there was a valid change in circumstance due to the appraisal coming back low. Originally the loan was set up at a 69.7% LTV, this caused the loans LTV to change to 71.6%. The change in pricing was disclosed to the borrower in good faith on the[Redact] LE.			01/08/2020	1	A		[Redact]	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208775398	[Redact]	RCKT2010089				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Fee disclosed was last disclosed as [Redact] on LE but disclosed as [Redact] on Final Closing Disclosure. COC provided reflects change occurred more than 3 days prior to re-disclosure, no evidence of cure. Loan discount fee was re-disclosed on [Redact] Change occurred on [Redact] and COC reflects re-disclosure on [Redact]
Reviewer Comment (2020-01-23): COC -rate lock extension and Revised CD provided

Buyer Comment (2020-01-23): Please review the CD that was sent out to the borrower on [Redact] , which shows the increase in points.

Reviewer Comment (2020-01-23): The issue with the file is the 2nd rate lock extension - lender states the rate lock was extended a 2nd time on [Redact] but the fee increase was not disclosed until the Final CD issued [Redact] which is not within 3 business days of the change occurring,  In order to re-baseline a Revised CD within 3 business days would have needed to be provided to the borrower.  Please provide CD or cure is due to the borrower

Buyer Comment (2020-01-22): The original interest rate lock went from [Redact] to  [Redact]. It was extended on  [Redact] and extended the interest rate to  [Redact].  The interest rate was extended a second time on  [Redact] for an additional 15 days. The additional cost for the interest rate lock was charged on [Redact]  and this was disclosed on the [Redact]  CD. Please see the attached interest rate lock disclosure from  [Redact]. Please review and clear this condition.

Reviewer Comment (2020-01-22): It is still not clear how many times the borrower locked/re-locked and how the points associated with each lock/re-lock changed based on docs in file. Please provide this information so it can be determined if there was a valid COC for the changes to points.  Item remains open.

Reviewer Comment (2020-01-17): Changed Circumstance explaining the loan discount point increase, disclosed on [Redact] required, or PCCD, LOE and copy of refund check required.

Buyer Comment (2020-01-15): Per the Re-disclosure history, a CD was not sent out. On [Redact]  and  [Redact] the only thing that was sent out was an Interest Rate Disclosure- Lock RESPA document. Those documents are located on [Redact] in your loan file.

Reviewer Comment (2020-01-14): The re-disclosure history shows a Revised CD sent on [Redact] and [Redact] but the loan file does not contain theses CD's.  Please provided.

Buyer Comment (2020-01-10): I do apologize. There was also a valid change in circumstance on  [Redact] and  [Redact] because of the interest rate lock extension. This was disclosed to the borrower in good faith on the [Redact]  CD.

Reviewer Comment (2020-01-08): The Points increased on the Final CD dated [Redact] COC required or cure to borrower required.  COC in file does not explain what occurred on [Redact] to justify fee increase on Points.  COC in file is dated prior to [Redact]. The[Redact]  LE has  [Redact]in Points vs the Final CD which has [Redact]

Buyer Comment (2020-01-06): Please review the Re-disclosure  Changed Circumstance Document, [Redact]. On[Redact]  there was a valid change in circumstance due to the appraisal coming back low. Originally the loan was set up at a 69.7% LTV, this caused the loans LTV to change to 71.6%. The change in pricing was disclosed to the borrower in good faith on[Redact]

															01/23/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208775398	[Redact]	RCKT2010089				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.	The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as [Redact] on page 4; however the Homeowners Association dues are ([Redact]) per year. Final CD reflects [Redact], correct amount is [Redact]. Provide a post-close CD correcting the Escrow Account section on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.			Reviewer Comment (2020-01-08): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2020-01-06): Please review the re-disclosure showing the correct amount of non-escrow cost over one year.		01/08/2020		2	B		[Redact]	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208775398	[Redact]	RCKT2010089				Credit	Loan Package Documentation	Closing / Title	Note is not on a [Redact] form and does not contain the standard Due on Sale clause.		Note is not a [Redact] Form			Reviewer Comment (2020-01-23): After further review exception cleared	01/23/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	B	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208775400	[Redact]	RCKT2010099				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure for various 0% tolerance violations of [Redact] was not provided.			Reviewer Comment (2020-01-03): fee disclosed on the LE and CD	01/03/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208775400	[Redact]	RCKT2010099				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the LE.			Reviewer Comment (2020-01-03): fee disclosed on the LE and CD Buyer Comment (2020-01-02): The appraisal review fee was disclosed on the initial [Redact] LE and remained the same on the Final CD.	01/03/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208775400	[Redact]	RCKT2010099				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Title fee paid to affiliate increased from [Redact] on LE to [Redact] on Final Closing Disclosure. Valid COC was not provided.			Reviewer Comment (2020-01-07): [Redact] reviewed exception. The pricing changed therefore the credit for the fee was removed. Exception Cleared. Buyer Comment (2020-01-04): The borrower paid title fee increased to [Redact]on the [Redact] CD which on the previous explanation confirmed. There was no increase on the [Redact] CD. Reviewer Comment (2020-01-03): COC received for the [Redact] CD, Lenders Title insurance increased on the [Redact] CD ( [Redact]borrower paid and [Redact]lender paid) total of [Redact] Buyer Comment (2020-01-02): see attached	01/07/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208775402	[Redact]	RCKT20100137				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Cure for tolerance violations in the amount of [Redact] was not provided. Provide a post-close CD disclosing the tolerance cure of [Redact] copy the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.			Reviewer Comment (2019-12-30): COC - loan amount increase document [Redact] provided Buyer Comment (2019-12-27): Please review the uploaded document. There was a valid change in circumstance because of the interest rate extension that occurred on [Redact] The borrower's interest rate was set to expire on [Redact] when it was extended for an additional 15 days. Please review the screenshots from our internal system that show the 15-day interest rate extension caused the change of circumstance.	12/30/2019			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208775403	[Redact]	RCKT20100158				Compliance	Compliance	Federal Compliance	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.	Have business license that confirms two year history.			Reviewer Comment (2020-01-01): Third party Secretary of State Business Search was provided. Buyer Comment (2019-12-31): Please see attached.	01/01/2020			1	A		[Redact]	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208775405	[Redact]	RCKT20100183				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.		Title commitment to be updated to show original loan amount.			Reviewer Comment (2020-01-06): Lender provided title commitment reflecting policy amount of [Redact] Buyer Comment (2020-01-03): see attached	01/06/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208775405	[Redact]	RCKT20100183				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2020-01-06): Lender provided proof of appraisal being sent. Buyer Comment (2020-01-03): see attached	01/06/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208775405	[Redact]	RCKT20100183				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of [Redact].	Final CD does not show any Lender credits and no other cures were located in the file.			Reviewer Comment (2020-01-06): COC - loan re-locked as LTV changed due to value Buyer Comment (2020-01-03): see attached	01/06/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208775406	[Redact]	RCKT20100192				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Verified that initial LE shows fee of [Redact] and by Final CD the fee increased to [Redact] no cure provided.			Reviewer Comment (2020-01-10): [Redact] received [Redact] COC. Exception Cleared. Buyer Comment (2020-01-08): CIC form attached confirms this was the result of adding a client to the loan and pulling a new credit report	01/10/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208775406	[Redact]	RCKT20100192				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Monitoring Service. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Verified that initial LE shows fee of [Redact] and by Final CD the fee increased to [Redact] no cure provided.			Reviewer Comment (2020-01-10): [Redact] received [Redact] COC. Exception Cleared. Buyer Comment (2020-01-08): CIC form attached confirms this was the result of adding a client to the loan and which meant there is an increase is the total fee to monitor credit	01/10/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208775407	[Redact]	RCKT20100198				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		Lender is not listed as Loss Payee on Homeowners Insurance Policy.
Reviewer Comment (2020-01-17): Trailing doc provided with current insurance policy with same lender as note, included ISAOA.  Exception cleared.

Buyer Comment (2020-01-09): See attached

Reviewer Comment (2019-12-27): Provide a copy of the blanket coverage policy identifying lender as loss payee with the ISAOA bug. This issue remains open.

Buyer Comment (2019-12-20): The only policy on this file is the HOA Master Policy so we would not added the ISAOA verbiage. Attached in an email chain which confirms the HOA covers walls in, including betterments and improvements so there is no missing walls in policy. Please clear this exception

															01/17/2020			1	A		[Redact]	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208775408	[Redact]	RCKT20100205				Credit	Asset	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	-	Missing the September quarterly statement. Balance is required to qualify.			Reviewer Comment (2019-12-23): Account not used for reserves. Buyer Comment (2019-12-20): [Redact] The [Redact] statement [Redact] is only used to source large deposit of [Redact] The balance of the account is not being used to qualify on this file. Please clear this condition as it is invalid.	12/23/2019			1	A		[Redact]	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208775409	[Redact]	RCKT20100207				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		Final Title Policy was not provided for this review.			Reviewer Comment (2020-01-08): Lender provided final title.	01/08/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208775409	[Redact]	RCKT20100207				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.		The preliminary title report in file disclosed [Redact] of title insurance coverage; however this is less than the loan amount of [Redact]rovide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.			Reviewer Comment (2020-01-08): Lender provided final title reflecting amount of insurance [Redact] Buyer Comment (2020-01-04): see attached	01/08/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208775409	[Redact]	RCKT20100207				Compliance	Compliance	Federal Compliance	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp).				Reviewer Comment (2020-01-08): Have signed copy of 2018 business returns. Buyer Comment (2020-01-04): see attached documentation obtained from secretary of state of [Redact].	01/08/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208775409	[Redact]	RCKT20100207				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - S-Corp Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current S-Corp status using reasonably reliable third-party records.				Reviewer Comment (2020-01-08): Have third party verification. Buyer Comment (2020-01-04): see attached documentation obtained from secretary of state of [Redact].	01/08/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208775409	[Redact]	RCKT20100207				Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Borrowers income has been entered and shows ability to repay.			Reviewer Comment (2020-01-08): Other atr exception cleared.	01/08/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208775409	[Redact]	RCKT20100207				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	Documents in file show loan as Safe Harbor QM.			Reviewer Comment (2020-01-08): Other atr exceptions cleared.	01/08/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208775409	[Redact]	RCKT20100207				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of [Redact].	Final CD does not show any Lender Credits and no other cures were provided for this review.			Reviewer Comment (2020-01-07): COC - loan was re-priced due to LTV increasing Buyer Comment (2020-01-04): see attached	01/07/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208775411	[Redact]	RCKT20100231				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		evidence of insurance showed prior lender as mortgagee			Reviewer Comment (2020-01-06): Lender provided policy change notice reflecting lender as mortgagee isaoa. Buyer Comment (2020-01-03): Please review the uploaded trailing document, showing the insurance company changed the mortgagee clause to reflect the correct information.	01/06/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208775411	[Redact]	RCKT20100231				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Fee disclosed was last disclosed as [Redact] on LE but disclosed as [Redact] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.			Reviewer Comment (2020-01-06): COC - appraisal complexity Buyer Comment (2020-01-03): Please review the letter from the appraisal management company, [Redact] in your loan file. There was a valid change in circumstances due to the complexity of the appraisal. This was disclosed to us on [Redact] and was disclosed in good faith to the borrower within three business days on [Redact]. Please note that [Redact] was Columbus Day, and [Redact] was Sunday.	01/06/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208775411	[Redact]	RCKT20100231				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Final Title Policy is missing. No evidence of title in file.					Reviewer Comment (2020-01-06): Lender provided title commitment. Buyer Comment (2020-01-03): Please review the uploaded title commitment. The final title is a trailing document. Please review and clear this condition.	01/06/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208775411	[Redact]	RCKT20100231				Credit	Income / Employment	Income Documentation	REO Documents are missing.	- ___ ___ ___	The mortgage statements for[Redact], [Redact], and [Redact] are missing. The payment from the credit report was used for each property. Escrows are assumed to be included in the payment for[Redact] for DTI consideration based on 1003 and because the tax cert and insurance verification are also missing for this property, but this isn't verified without the statement. There is no HOA verification for the two [Redact] properties.
Reviewer Comment (2020-01-21): Sufficient documentation has been provided via the credit reports and supporting tax/ins info.

Reviewer Comment (2020-01-14): This issue was previously escalated and it was determined a statement is needed for the payment. The payment on the credit report does not suffice. Lender to provide mortgage statement. Exception remains.

Buyer Comment (2020-01-07): We used the full amount on the credit report for the P&I payment and then added in taxes and insurance on the property in order to be conservative in case it was not escrowed. Can you please escalate this exception for review as we believe we have supplied what is needed to clear this exception. Thank you.

Reviewer Comment (2020-01-06): Mortgage statement is needed to verify the P&I payment. Cannot use the credit report for this. Exception remains.

Buyer Comment (2020-01-03): The property located at [Redact] was awarded to the husband per the DD provided in your loan. Please review [Redact]. The property on [Redact] and [Redact] used the credit report to confirm the mortgage payment, as well as we added the taxes, insurance and HOA due for each of the property. The mortgage statement should not be needed to clear this exception.

															01/21/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208775411	[Redact]	RCKT20100231				Compliance	Compliance	Federal Compliance	(Missing Data) Unable to determine if loan is a same lender refi	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.				Reviewer Comment (2020-01-06): Lender provided prelim title. Buyer Comment (2020-01-03): Please review the trailing document that was uploaded on [Redact] This was the prelim title report that shows the original lender.	01/06/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208775412	[Redact]	RCKT20100235				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the title evidence in file.	The preliminary title report in file disclosed [Redact] of title insurance coverage; however this is less than the loan amount of [Redact]Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.			Reviewer Comment (2019-12-31): Final title policy was provided with [Redact]in coverage. Buyer Comment (2019-12-27): Please see attached.	12/31/2019			1	A		[Redact]	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208775412	[Redact]	RCKT20100235				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Documentation supporting borrowers' receipt of Secondary Valuation Product ([Redact] Desk Review) not provided.							2	B		[Redact]	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208775412	[Redact]	RCKT20100235				Compliance	Compliance	Federal Compliance	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	File is missing the List of Homeownership Counseling Organizations							2	B		[Redact]	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208775413	[Redact]	RCKT20100238				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		The new lender is not reflected as mortgage on the master policy. No updated policy was evidenced in the loan file.			Reviewer Comment (2020-01-02): Revised dec page with corrected loss payee clause was provided. Buyer Comment (2019-12-31): See page 2 of the insurance to confirm the mortgagee clause.	01/02/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208775414	[Redact]	RCKT20100254				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.					Reviewer Comment (2020-01-09): Lender provided updated insurance policy. Buyer Comment (2020-01-06): see attached	01/09/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	B	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208775414	[Redact]	RCKT20100254				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. Insufficient or no cure was provided to the borrower.	[Redact] violation due to increases in Title - Closing Protection Letter fee of [Redact] Title - Document Preparation fee of [Redact] Title - Lenders Title Policy fee of [Redact] Title - Notary fee of [Redact] Title - Abstract/Title Search fee of [Redact] Title - Electronic Document fee of [Redact] and Title Release Tracking fee of [Redact] partially off by a reduction in the Flood Cert fee of [Redact] and an Underwriting fee of [Redact]. No evidence of cure.			Reviewer Comment (2020-01-21): [Redact] received PCCD indicating cure, LOE, refund check, and shipping label. Exception Cleared. Buyer Comment (2020-01-16): see attached	01/21/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208775414	[Redact]	RCKT20100254				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. Sufficient or excess cure was provided to the borrower.	[Redact] received PCCD indicating cure, LOE, refund check, and shipping label. Exception may be cured once proof of mailing is available.							2	B		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208775415	[Redact]	RCKT20100257				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redact] disclosed a Finance Charge that does not match the actual finance charge for the loan.	All fees double checked.
Reviewer Comment (2020-01-07): [Redact] received required documents, exception is cleared.

Buyer Comment (2020-01-04): There was not a lender credit on this loan. The seller credit was not included in your finance fee calculation, that is the difference in our finance fee calculation. Regarding the credit monitoring fee, can you please escalate this for review. Credit monitoring is not a finance charge similar to the credit report not being considered a finance charge. The borrower would not have this charge either if they would buying this home during a cash transaction. Thank you.

Reviewer Comment (2019-12-30): The processing fee and the underwriting fee do not show a lender credit on the final CD.  There is no closing statement in file for verification, but the closing instructions list the full amount for these charges.  The Credit monitoring fee is considered a finance charge as the charge would not be present were the transaction a cash transaction.  PCCD, LOE, copy of check required to cure.

Buyer Comment (2019-12-27): Please review the uploaded response to the Finance Charge exception.

															01/07/2020			1	A		[Redact]	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208775415	[Redact]	RCKT20100257				Compliance	Compliance	Federal Compliance	TRID Closing Disclosure Lump Sum Allocation	Lump sum lender/seller credit disclosed on Closing Disclosure applied to offset finance charges based on separate itemization of credit pursuant to client's election. If there is not an itemization of credit in file, lump sum credit applied using waterfall (non-finance charges first, then finance charges).	Itemization is present in the loan file.			Reviewer Comment (2020-01-07): [Redact] received required documents, exception is cleared.	01/07/2020			1	A		[Redact]	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208775417	[Redact]	RCKT20100260				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by [Redact]. Provide updated policy reflecting minimum coverage of [Redact] OR provide copy of insurer's replacement cost estimate supporting current coverage amount.			Reviewer Comment (2019-12-31): Insurer's replacement cost estimate was provided. Buyer Comment (2019-12-27): I have uploaded a copy of the Replacement Cost Estimator showing the Estimated Rebuilding Cost to be [Redact]	12/31/2019			1	A		[Redact]	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208775418	[Redact]	RCKT20100264				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		Hazard Insurance document does not have updated Mortgagee clause with [Redact].			Reviewer Comment (2019-12-31): Updated dec page reflecting Lender and "its successors and assigns" was provided. Buyer Comment (2019-12-27): Please see the uploaded insurance with the updated mortgagee clause.	12/31/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208775419	[Redact]	RCKT20100265				Compliance	Compliance	Federal Compliance	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership).	Missing 2018 1040s. Evidence of extension for 2018 is evidenced in file.			Reviewer Comment (2020-01-07): Tax Return extension had not expired as of the loan's application date. Buyer Comment (2020-01-03): The borrower provided everything that is needed to allow for a tax extension on his personal tax returns. The application date was [Redact] and the loan closed on [Redact] . He has provided a YTD P&L, 2018 business tax returns, balance sheet and a copy of his personal tax extension form. If this does not clear the exception can you please provide additional clarity on what is missing?	01/07/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208775419	[Redact]	RCKT20100265				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Non QM due to missing income documentation.			Reviewer Comment (2020-01-07): SHQM Loan Buyer Comment (2020-01-03): Please review the documentation that was submitted and the responses to the exception. I believe this will clear this exception as well. Thank you.	01/07/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208775419	[Redact]	RCKT20100265				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Baseline LE disclosed appraisal fee of [Redact]Final CD disclosed fee of [Redact]No valid changed circumstance provided and no cure to borrower provided.			Reviewer Comment (2020-01-03): COC - complexity of appraisal - lender / appraiser correspondence provided Buyer Comment (2020-01-02): Please see the uploaded document from the appraisal management company. There was a valid change in circumstance because of the complexity of the report on [Redact], which caused the appraisal fee to be higher. This was disclosed to the borrower in good faith on [Redact].	01/03/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208775419	[Redact]	RCKT20100265				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of [Redact].	Baseline LE reflects lender credit of [Redact] Final CD reflects lender credit of ([Redact]) No valid changed circumstance provided and no cure to borrower provided.			Reviewer Comment (2020-01-03): COC - loan amount changed. - loan was locked [Redact] and a revised LE went out [Redact] (within 3 days) Buyer Comment (2020-01-02): Please see the Re-disclosure History, located on [Redact] in your loan file. On [Redact] there was a valid change of circumstance due to the loan amount lowering from [Redact]to [Redact]This change in circumstance caused the lender credit to be reduced from [Redact] to [Redact] . This was disclosed to the borrower in good faith on the [Redact] LE.	01/03/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208775419	[Redact]	RCKT20100265				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		Hazard policy is in the name of [Redact], lender being paid off.			Reviewer Comment (2020-01-07): Lender provided updated insurance reflecting lender as mortgagee isaoa. Buyer Comment (2020-01-03): Please review the trailing document I just uploaded. I have just sent the updated insurance with the corrected mortgagee clause.	01/07/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208775420	[Redact]	RCKT20100270				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.				Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208775420	[Redact]	RCKT20100270				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		Appraisal review fee was charged to borrower on final CD, however, appraisal review was not located in file.			Reviewer Comment (2020-01-14): Lender provide copy of [Redact]. Buyer Comment (2020-01-14): [Redact] attached Buyer Comment (2020-01-14): [Redact] attached with 0% variance Buyer Comment (2020-01-07): See attached Buyer Comment (2020-01-07): This is a Jumbo loan where the loan amount is under [Redact] and the [Redact] is under 2.5, a secondary valuation is not required in this scenario	01/14/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208775420	[Redact]	RCKT20100270				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Points and Fees on subject loan of [Redact] is in excess of the allowable maximum of [Redact]			Reviewer Comment (2020-01-14): Lender provided undiscounted rate and price. Buyer Comment (2020-01-14): Please see attached Buyer Comment (2020-01-07): Please see response on associated citation for the same issue	01/14/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208775420	[Redact]	RCKT20100270				Compliance	Compliance	Federal Compliance	QM Points and Fees	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of [Redact] is in excess of the allowable maximum of[Redact] of the Federal Total Loan Amount. Points and Fees total [Redact] on a Federal Total Loan Amount of [Redact] vs. an allowable total of [Redact] (an overage of [Redact] or [Redact]	Points and Fees on subject loan of [Redact] is in excess of the allowable maximum of [Redact]			Reviewer Comment (2020-01-14): Lender provided undiscounted rate and price. Buyer Comment (2020-01-07): See attached	01/14/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other
If a creditor or assignee determines after consummation that the total points and fees exceeds the QM Points and Fees limit, but the loan meets the other requirements to be a QM, the QM Points and Fees exception can be cured through a refund including interest at the contract rate from consummation to the date of cure, with the following conditions:
1)      Refund is made within 210 days of consummation;
2)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
3)      The loan is not 60 days delinquent;
4)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer (the creditor or assignee can only take advantage of this cure provision if they maintain policies and procedures for post-consummation review of points and fees and for providing the cure payments); and
5)      The loan was closed on or before January 10, 2021;

Documents Required to Cure
1)      Letter of Explanation
2)      Copy of Refund Check (in the amount of overage plus interest)
3)      Proof of Delivery
4)      Lender/Seller Attestation indicating:
        a)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
        b)      The loan is not 60 days delinquent; and
        c)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer
																									C	B	A	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208775421	[Redact]	RCKT20100274				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redact] disclosed a Finance Charge that does not match the actual finance charge for the loan.	Amount input as provided on final cd.			Reviewer Comment (2020-01-03): Itemization of amount financed provided - Seller paid portion of fees Buyer Comment (2020-01-02): see attached itemization Buyer Comment (2020-01-02): See the attached CD addendum to confirm non‐borrower paid fees excluded from the finance charge. In addition, see the attached itemization of the amount financed to see the fees included in the cost. If any discrepancy, please provide testing to confirm fees included in testing.	01/03/2020			1	A		[Redact]	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208775421	[Redact]	RCKT20100274				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	No proof of cure provided			Reviewer Comment (2020-01-03): COC provided - credit supplement was ordered Buyer Comment (2020-01-02): see attached	01/03/2020			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208775421	[Redact]	RCKT20100274				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	No proof of cure provided.			Reviewer Comment (2020-01-03): borrower shopped for fee no tolerance Buyer Comment (2020-01-02): This fee is subject to unlimited tolerance because the borrower chose an provider not on the service provider list.	01/03/2020			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208775424	[Redact]	RCKT20100288				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redact] disclosed a Finance Charge that does not match the actual finance charge for the loan.	Finance charge is under disclosed by a total of [Redact] due to a number of fees which were not included on the itemization of amount financed. These are the Credit monitoring service of [Redact], the processing fee of [Redact] the title-processing fee [Redact] title-recording service [Redact] title-settlement fee of [Redact] title-subescrow fee of [Redact], and an underwriting fee of [Redact]hese are offset by the omission of the prepaid interest credit of [Redact].			Reviewer Comment (2019-12-31): [Redact] received required documents, exception is cleared. Buyer Comment (2019-12-30): See the attached CD addendum to confirm non‐borrower paid fees excluded from the finance charge. In addition, see the attached itemization of the amount financed to see the fees included in the cost. If any discrepancy, please provide testing to confirm fees included in testing.	12/31/2019			1	A		[Redact]	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208775424	[Redact]	RCKT20100288				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	There is no dollar amount noted on the title policy.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.			Reviewer Comment (2019-12-31): Final Title Policy with proper coverage was provided, Buyer Comment (2019-12-30): see attached	12/31/2019			1	A		[Redact]	Primary	Purchase		C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208775425	[Redact]	RCKT20100295				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Per Title Commitment; transaction is Lender to Lender, Form H-8 was used; Form H-9 should have been.			Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Limited Cash-out GSE	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208775425	[Redact]	RCKT20100295				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of [Redact]	Lender Credit disclosed as [Redact] on the LE dated [Redact] but disclosed as [Redact] on the Final Closing Disclosure.			Reviewer Comment (2019-12-31): [Redact] received required documents, exception is cleared. Buyer Comment (2019-12-30): see attached	12/31/2019			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208775426	[Redact]	RCKT20100323				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		Missing secondary appraisal.			Reviewer Comment (2020-01-07): [Redact] was 2.5 therefore not required. Buyer Comment (2020-01-06): Please review the SSR on [Redact]. The [Redact] is 2.5 which serves as the secondary valuation. Please review and clear this exception.	01/07/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208775426	[Redact]	RCKT20100323				Compliance	Compliance	State Compliance	Illinois SB 1894	[Redact] Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.				Reviewer Comment (2020-01-07): Document provided. Buyer Comment (2020-01-07): Please see the uploaded trailing document. I have supplied the [Redact] Predatory Lending Database certificate.	01/07/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208775426	[Redact]	RCKT20100323				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/[Redact])			Reviewer Comment (2020-01-07): Evidentiary Document provided. Buyer Comment (2020-01-06): Please see the Evidentiary Document, [Redact] of your loan file. The initial CD was sent out and acknowledged on [Redact]. The loan closed on [Redact] which is three business days after. This meets the guidelines. Please review and clear this condition.	01/07/2020			1	A		[Redact]	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208775426	[Redact]	RCKT20100323				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Insufficient or no cure was provided to the borrower. Fee was not disclosed on the Initial LE.			Reviewer Comment (2020-01-08): [Redact] reviewed SSPL. Exception Cleared. Buyer Comment (2020-01-06): The borrower went with an unaffiliated and off list service provider. With the borrower using an unaffiliated and off list service provider this fee is subject to unlimited tolerance as opposed to zero tolerance. Buyer Comment (2020-01-06): The borrower went with an unaffiliated and off list service provider. With the borrower using an unaffiliated and off list service provider this fee is subject to unlimited tolerance as opposed	01/08/2020			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208775426	[Redact]	RCKT20100323				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Policy Guarantee Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Insufficient or no cure was provided to the borrower. Fee was not disclosed on the Initial LE.			Reviewer Comment (2020-01-08): [Redact] reviewed SSPL. Exception Cleared. Buyer Comment (2020-01-06): The borrower went with an unaffiliated and off list service provider. With the borrower using an unaffiliated and off list service provider this fee is subject to unlimited tolerance as opposed to zero tolerance. Buyer Comment (2020-01-06): The borrower went with an unaffiliated and off list service provider. With the borrower using an unaffiliated and off list service provider this fee is subject to unlimited tolerance as opposed	01/08/2020			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208775426	[Redact]	RCKT20100323				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Examination Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Insufficient or no cure was provided to the borrower. Fee was not disclosed on the Initial LE.			Reviewer Comment (2020-01-08): [Redact] reviewed SSPL. Exception Cleared. Buyer Comment (2020-01-06): The borrower went with an unaffiliated and off list service provider. With the borrower using an unaffiliated and off list service provider this fee is subject to unlimited tolerance as opposed to zero tolerance.	01/08/2020			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208775426	[Redact]	RCKT20100323				Credit	Asset	Asset Calculation / Analysis	Guideline Requirement: Available for Reserves discrepancy.					Reviewer Comment (2020-01-07): 6 months reserves required Buyer Comment (2020-01-06): Our guidelines only require six months' worth of reserves for the subject property ([Redact]) when the loan amount is under [Redact]and six months for any non-subject property [Redact] We are only required to verify [Redact]in total reserves. The property on [Redact] sold on [Redact] and was not included in this calculation.	01/07/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208775426	[Redact]	RCKT20100323				Compliance	Compliance	Federal Compliance	Self Employed - Implicit Adherence	Qualified Mortgage (Dodd-Frank 2014): Self Employed borrower's loan file contained tax returns that are not signed/dated, but the loan file contains the tax transcripts to evidence the tax returns were signed/dated at time of submission to the IRS.	Signature pages of tax returns were not signed at closing.			Reviewer Comment (2020-01-07): Signed tax returns in file. Buyer Comment (2020-01-06): Please see [Redact] of your loan file for the 2017 signed tax returns and [Redact] for the 2018 tax returns.	01/07/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208794812	[Redact]	RCKT20100210				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	The file was missing proof of the borrower's receipt of the secondary valuation report.
Reviewer Comment (2019-12-27): Provide evidence of delivery to the borrower prior to or at closing. This issue remains open. This issue has been escalated to the [Redact] compliance department. Findings comments: If the valuation impacts the credit decision, essentially valuations that are performed pre-close, then if the valuation renders an estimated value of the property, that valuation needs to be shared with the consumer. If the valuation tool is merely a review of another valuation and does not render a value, just a pass or fail of the valuation, then that would not need to be shared with the consumer. (A second appraisal, an AVM, a  [Redact], all yield a value, therefore they need to go to the consumer.)
Amended ECOA section 701(e)(6) defines the term "valuation" as including "any estimate of the value of a dwelling developed in connection with a creditor's decision to provide credit, including those values developed pursuant to a policy of a government sponsored enterprise or by an automated valuation model, a broker price opinion, or other methodology or mechanism."

Buyer Comment (2019-12-20): We do not deliver  [Redact]'s to borrowers because they are not considered valuations under the Equal Credit Opportunity Act.  [Redact]'s are an analysis of the existing appraisal and do not dictate the value of the property. They are only used to determine if the original appraised value is acceptable for calculating LTV and whether an additional appraisal or valuation needs to be ordered.

																		2	B		[Redact]	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208794812	[Redact]	RCKT20100210				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	The file was missing proof of the borrower's receipt of the appraisal.
Reviewer Comment (2020-01-16): The appraisal report is dated [Redact] Acknowledgement and waiver both signed 09/24. Lender has not provided proof the report was sent to the borrower as required. Proof of the appraisal being sent must be dated [Redact] or after. Exception remains.

Buyer Comment (2020-01-08): Please escalate this for additional review as we feel the documentation provided is sufficient to clear

Reviewer Comment (2019-12-27): Provide evidence the appraisal was delivered to the borrower at or before closing. All appraisals issued (original and updates) must be delivered to the borrowers 3 days prior to closing. On non-HPML loans, like this one, borrower may waive the 3 day rule but lender's are still required to provided all the appraisals issued at or before closing. The waiver alters the timing requirement, not the delivery requirement. This issue remains open.

Buyer Comment (2019-12-20): The signed document confirms the borrower waived the right to receive the appraisal, therefore, there would be no receipt of them receiving a copy. Please clear this exception

Reviewer Comment (2019-12-19): Appraisal was completed on [Redact] The form was signed [Redact] This would not be the date the appraisal was sent to the borrower. Lender to provide proof of when appraisal was sent to the borrower. Exception remains.

Buyer Comment (2019-12-17): This document was e-signed on [Redact] closing took place on [Redact] Please clear this exception

Reviewer Comment (2019-12-16): Lender provided appraisal acknowledgement signed at close. Need proof of when actually sent to the borrower. Exception remains.

																		2	B		[Redact]	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208795133	[Redact]	RCKT2010017				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Proof of receipt 3 days prior to or at closing, was not provided for the Desk Review
Reviewer Comment (2019-12-23): If the valuation renders an estimated value of the property, that valuation needs to be shared with the consumer. Lender to provide proof of when  [Redact] was sent to the borrower. Exception remains.

Buyer Comment (2019-12-17): The  [Redact] is not disclosed to the borrower as it does not determine value. The  [Redact] shows a variance and determines the accuracy of the appraisal but we do not disclose to the borrower as it does not determine the value. In this case, it came back with a variance less than 1% so there is no material issue. Please clear this exception

Reviewer Comment (2019-12-11): Lender provided appraisal notice reflecting appraisal was sent 09/25. Exception is due to  [Redact] in file dated [Redact] there is no proof of when it was sent to the borrower. Lender to provide proof of when  [Redact] was sent. Exception remains.

Buyer Comment (2019-12-10): Please see appraisal cover letter attached confirming delivery

																		2	B		[Redact]	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208795135	[Redact]	RCKT2010025				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	The file is missing the 2018 personal and business tax returns. Evidence of extension provided in file for 2018. The file contained a copy of the 2017 and 2016 1040's and business returns.			Reviewer Comment (2019-12-11): The exception is valid and for informational purposes to the rating agencies for securitization reviews. The file contained income documentation satisfactory to meet QM requirements; however the most recent years' business and/or personal tax returns were not provided. Exception remains.				2	B		[Redact]	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208795137	[Redact]	RCKT2010030				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Right to Cancel was issued on incorrect form. TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form. H-9 Form must be used as lender is the same as originating lender.			Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208795138	[Redact]	RCKT2010039				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		HOI policy provide reflects incorrect mortgagee clause. Lender reflected is not lender on Note. Lender to provide updated policy reflecting correct lender, ISAOA.			Reviewer Comment (2019-12-31): Hazard Insurance policy with Lender and "its successors and assigns" was provided. Buyer Comment (2019-12-27): Please see attached HOI Dec page reflecting [Redact] as the lender.	12/31/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208795138	[Redact]	RCKT2010039				Credit	Guideline	Guideline Issue	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.		Insurance policy expired on [Redact]. Provide an updated renewal insurance policy showing coverage through 2020 as well as the correct lender on the policy.			Reviewer Comment (2019-12-31): Renewal policy was provided. Buyer Comment (2019-12-27): Please see attached HOI Dec page reflecting [Redact] as the lender as well as the updated policy dates	12/31/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208795138	[Redact]	RCKT2010039				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	The date of the Changed Circumstance was [Redact], however, the redisclosed CD was dated [Redact]. This does not meet timing requirements for redisclosure, and an earlier CD was not in the loan file. Cure for in the amount of [Redact] was not provided. Provide a post-close CD disclosing the tolerance cure of [Redact], a copy of the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.			Reviewer Comment (2019-12-31): Lender provided LOE, copy of check proof of delivery and revised PCCD. Buyer Comment (2019-12-31): Please see attached redisclosure package including refund to the borrower .		12/31/2019		2	B		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208795138	[Redact]	RCKT2010039				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact]. Sufficient or excess cure was provided to the borrower.				Reviewer Comment (2019-12-31): Lender provided LOE, copy of check proof of delivery and revised PCCD.		12/31/2019		2	B		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208795139	[Redact]	RCKT2010049				Compliance	Compliance	Federal Compliance	Commission Pay Stubs	Qualified Mortgage (Dodd-Frank 2014): Copies of signed tax returns for last two (2) years or most recent pay stub not provided for Commission income.	Paystub or Pay Period End are not within 90 days of Note			Reviewer Comment (2020-01-03): Paystub provided was the most recent as of the loan application date. Buyer Comment (2019-12-30): Paystubs and WVOE are required to be dated within 120 days of closing. Both the paystub and WVOE obtained are withing 120 days. Please clear this condition.	01/03/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208795139	[Redact]	RCKT2010049				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.			Reviewer Comment (2020-01-03): SHQM Loan Buyer Comment (2019-12-30): Other exception has been responded to. Please clear this condition upon clearing of the other.	01/03/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208795140	[Redact]	RCKT2010084				Compliance	Compliance	Federal Compliance	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.	Third party verification of borrower's employment dates and status of business was not provided.			Reviewer Comment (2019-12-20): Minor loss from SE income was offset against positive income Buyer Comment (2019-12-18): [Redact] [Redact] self-employment income results in a loss being added to the ratios. We do not require proof of self employment that is only being included in DTI to factor in a loss. Please clear this condition as it is invalid.	12/20/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208795140	[Redact]	RCKT2010084				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.			Reviewer Comment (2019-12-20): Lender provided proof of when the appraisal was sent. Lender needs to provide proof of when the [Redact] was sent to the borrower. Exception remains.				2	B		[Redact]	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208795143	[Redact]	RCKT20100113				Compliance	Compliance	Federal Compliance	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on [Redact] did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available.	No "Date Issued" reflected on [Redact] Closing Disclosure			Reviewer Comment (2020-01-07): [Redact] CD removed from compliance testing. Document is incomplete, unsigned and disclosure summary confirms it was not sent to the borrower. Additional documents provided confirms borrower did not receive the CD as it was used by Title Company only. Buyer Comment (2020-01-04): Please see the attached Final CD with a date issued of [Redact].	01/07/2020			1	A		[Redact]	Primary	Purchase	Good Faith Redisclosure	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208795143	[Redact]	RCKT20100113				Compliance	Compliance	Federal Compliance	TRID Interim Closing Disclosure Timing	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on [Redact] contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation	The [Redact] interim CD did not have the APR section completed so there is no way to determine if the final [Redact] CD had a change in APR. Loan tested as if there was a change due to missing information.			Reviewer Comment (2020-01-07): [Redact] CD removed from compliance testing. Document is incomplete, unsigned and disclosure summary confirms it was not sent to the borrower. Additional documents provided confirms borrower did not receive the CD as it was used by Title Company only. Buyer Comment (2020-01-04): The initial, and preliminary CD's confirm the APR was reduced at closing. Please see attached.	01/07/2020			1	A		[Redact]	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208795143	[Redact]	RCKT20100113				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Bonus income used to qualify of [Redact]/month is not supported by [Redact].com WVOE in the file. A 2yr plus YTD average (or 33.8 month) of bonus is only [Redact]/month.			Reviewer Comment (2020-01-09): Updated bonus calc to use current and prior year over 24 months. Buyer Comment (2020-01-04): The bonus income is calculated using a 24 month average of 2018 earnings and the 2019 ytd earnings. [Redact]+ [Redact]/24= [Redact]	01/09/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208795143	[Redact]	RCKT20100113				Credit	Credit	Credit Documentation	Reported liability reflects the borrower as an Authorized User. This debt has been excluded from QM qualification.	-	[Redact] Card [Redact]			Reviewer Comment (2020-01-09): Lender provided proof was paid in file before close. Buyer Comment (2020-01-04): Per the attached documentation, this account was paid in full prior to closing which is why it was omitted from the borrowers DTI.	01/09/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208795143	[Redact]	RCKT20100113				Credit	Income / Employment	Income Documentation	Income Docs Missing:	-	Missing an income calculation worksheet to determine how bonus income was calculated.			Reviewer Comment (2020-01-21): Trailing doc UW income analysis provided. Exception cleared Buyer Comment (2020-01-14): Please see attached. Reviewer Comment (2020-01-09): Lender to provide income calculation worksheet. Exception remains. Buyer Comment (2020-01-04): The bonus income is calculated using a 24 month average of 2018 earnings and the 2019 ytd earnings. [Redact]+ [Redact]/24= [Redact]	01/21/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208795143	[Redact]	RCKT20100113				Compliance	Compliance	Federal Compliance	Overtime Bonus 2Yr Calc	Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing.	Lender calculated by using current and prior year averaged over 24 months instead of 2 year plus ytd average.			Reviewer Comment (2020-01-21): Trailing doc UW income analysis provided. Exception cleared Buyer Comment (2020-01-13): The ytd and previous years bonus income is being averaged over 24 months because the bonus income is increasing year over year. The bonus income is not required to be considered on the calculation when this is the case.	01/21/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208795143	[Redact]	RCKT20100113				Compliance	Compliance	Federal Compliance	Overtime Bonus Method of Calculation	Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income.	Lender calculated by using current and prior year averaged over 24 months instead of 2 year plus ytd average.			Reviewer Comment (2020-01-21): Trailing doc UW income analysis provided. Exception cleared Buyer Comment (2020-01-13): The ytd and previous years bonus income is being averaged over 24 months because the bonus income is increasing year over year. The bonus income is not required to be considered on the calculation when this is the case.	01/21/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208795143	[Redact]	RCKT20100113				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Loan is atr risk due to income calculation. This exception will be cleared once all other atr exceptions are cured/cleared.			Reviewer Comment (2020-01-21): Trailing doc UW income analysis provided. Exception cleared Buyer Comment (2020-01-13): Please review the previous responses and clear. Thank you	01/21/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208795143	[Redact]	RCKT20100113				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.	Loan is atr risk due to income calculation. This exception will be cleared once all other atr exceptions are cured/cleared.			Reviewer Comment (2020-01-21): Trailing doc UW income analysis provided. Exception cleared Buyer Comment (2020-01-21): Please review previous responses and clear. Thank you	01/21/2020			1	A		[Redact]	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208795144	[Redact]	RCKT20100119				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	This is refinance of an existing [Redact] loan by [Redact]. Form H-9 should be used.			Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208795144	[Redact]	RCKT20100119				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	Most recent business tax returns provided are 2017.							2	B		[Redact]	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208795145	[Redact]	RCKT20100123				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		Insurance does not show the new lender as mortgagee			Reviewer Comment (2019-12-31): Revised dec page reflecting "Lender its successors and assigns" was provided. Buyer Comment (2019-12-27): Please review the updated insurance document showing the new policy dates and the corrected mortgagee clause.	12/31/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208795145	[Redact]	RCKT20100123				Credit	Guideline	Guideline Issue	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.		Hazard Insurance Policy Expiration Date [Redact], Note Date [Redact].			Reviewer Comment (2019-12-31): Revised policy with extended expiration date was provided. Buyer Comment (2019-12-27): Please review the updated insurance document showing the new policy dates and the corrected mortgagee clause.	12/31/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208795148	[Redact]	RCKT20100139				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Right to Cancel was issued on incorrect form. TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form. H-9 Form must be used as lender is the same as originating lender.			Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208795150	[Redact]	RCKT20100165				Compliance	Compliance	Federal Compliance	Trust Income Documentation	Qualified Mortgage (Dodd-Frank 2014): Trust income documentation requirement not met.	The file is missing trust documentation (Trustee's Statement or Trust Agreement).			Reviewer Comment (2020-01-03): Trustee statement located in file. Buyer Comment (2020-01-02): Please review [Redact] in your loan file. A letter from the trustee confirming the amount, frequency and duration have been provided.	01/03/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208795150	[Redact]	RCKT20100165				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Originator Loan Designation of Safe Harbor QM noted on QM findings.			Reviewer Comment (2020-01-03): Other qm exception cleared. Buyer Comment (2020-01-02): Please review the QM findings that were uploaded.	01/03/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208795150	[Redact]	RCKT20100165				Credit	Loan Package Documentation	Loan File	Missing Document: Hazard Insurance Policy not provided					Reviewer Comment (2020-01-06): HOI policy uploaded. [Redact] Buyer Comment (2020-01-06): Please see the attached trailing document. I have provided the HOI for the property on [Redact] with the correct mortgagee clause.	01/06/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208795150	[Redact]	RCKT20100165				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		the file is missing a copy of the Hazard Policy for the subject property.			Reviewer Comment (2020-01-06): HOI policy uploaded. [Redact] ISAOA listed as Mortgagee	01/06/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208795151	[Redact]	RCKT20100166				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.					Reviewer Comment (2019-12-31): Revised dec page with "Lender its successors and assigns" was provided. Buyer Comment (2019-12-27): Please review the uploaded insurance document showing the corrected mortgagee clause.	12/31/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208795152	[Redact]	RCKT20100170				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Current Note is provided for [Redact] mortgage. 1040's show that mortgage interest was deducted in prior years. Identify prior mortgage holder and provide history if not on the credit report.
Reviewer Comment (2020-01-09): Lender provided proof of previous note/mortgage.

Buyer Comment (2020-01-06): For clarity, the previous loan does not report on credit. However, the mortgage and promissory note confirm the loan ending [Redact] was originated in June 2014 and modified in [Redact]Per [Redact] of the mortgage, the loan ending [Redact] is associated with[Redact]
 Please see attached.

Reviewer Comment (2019-12-31): Unable to correlate the Note dated [Redact] with Iberia for  [Redact]with any previously reported mortgage on the credit report. there are no open dated of [Redact] matching that loan amount.

Buyer Comment (2019-12-27): The previous Note was signed in 2014 and also held with [Redact]. The credit report contains payment history beginning 2014 -current. Please see the attached Promissory Note dated [Redact]

															01/09/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208795153	[Redact]	RCKT20100178				Credit	Guideline	Guideline Issue	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.					Reviewer Comment (2020-01-09): Lender provided renewal policy. Buyer Comment (2020-01-06): Please see the updated trailing insurance. The insurance is updated with the corrected effective date/expiration date.	01/09/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208795153	[Redact]	RCKT20100178				Compliance	Compliance	Federal Compliance	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redact] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Initial Loan Estimate dated [Redact] was electronically provided without or prior to borrower's consent to receive electronic disclosures. E-consent was obtained on [Redact].			Reviewer Comment (2019-12-31): [Redact] received required documents, exception is cleared. Buyer Comment (2019-12-30): Please review the uploaded Loan Disclosure Summary. The borrower signed this document on[Redact] confirming that he received the LE within three days of application.	12/31/2019			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208795154	[Redact]	RCKT20100184				Compliance	Compliance	Federal Compliance	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								2	B		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208795154	[Redact]	RCKT20100184				Compliance	Compliance	Federal Compliance	Non-Employment Income - Implicit Adherence	Qualified Mortgage (Dodd-Frank 2014): Borrower's loan file contained tax returns that are not signed/dated, but the loan file contains the tax transcripts to evidence the tax returns were signed/dated at time of submission to the IRS.				Reviewer Comment (2020-01-03): Lender provided signed copy. Buyer Comment (2020-01-02): Please see a copy of the uploaded signed 1040's.	01/03/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208795154	[Redact]	RCKT20100184				Compliance	Compliance	Federal Compliance	Self Employed - Implicit Adherence	Qualified Mortgage (Dodd-Frank 2014): Self Employed borrower's loan file contained tax returns that are not signed/dated, but the loan file contains the tax transcripts to evidence the tax returns were signed/dated at time of submission to the IRS.				Reviewer Comment (2020-01-03): Lender provided signed copy. Buyer Comment (2020-01-02): Please see the uploaded signed 1040's.	01/03/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208795154	[Redact]	RCKT20100184				Compliance	Compliance	Federal Compliance	General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of[Redact] and based on 1026.43(c)(5) of[Redact] significantly exceed the guideline maximum of [Redact]. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	It appears that the PITI from borrower's other 2 properties were not included in the qualifying DTI calculations. When included the DTI increases to[Redact].There is no evidence of these properties having been sold or reason given to exclude.
Reviewer Comment (2020-01-03): Have statement in file showing other person as primary borrower and 12 months proof that other person has been making the payments.

Buyer Comment (2020-01-02): Please review the mortgage statement located on [Redact] of your loan file. This shows that the primary on the [Redact] Loan is [Redact]. We have submitted 12 months of the [Redact] bank statement showing this mortgage originating from  [Redact] account. Since this mortgage was paid by another person we excluded this from his debt ratio. One this debt is excluded this puts the debt ratio back down below [Redact]. We have included the mortgage/tax/insurance for the property on  [Redact] into the debt ratio.

															01/03/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208795154	[Redact]	RCKT20100184				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.	It appears that the PITI from borrower's other 2 properties were not included in the qualifying DTI calculations. When included the DTI increases to[Redact].There is no evidence of these properties having been sold or reason given to exclude.			Reviewer Comment (2020-01-03): Other atr exceptions cleared. Buyer Comment (2020-01-02): Please review the mortgage statement located on [Redact] of your loan file. This shows that the primary on the [Redact] Loan is [Redact]. We have submitted 12 months of the [Redact] bank statement showing this mortgage originating from [Redact] account. Since this mortgage was paid by another person we excluded this from his debt ratio. One this debt is excluded this puts the debt ratio back down below [Redact]. We have included the mortgage/tax/insurance for the property on [Redact] into the debt ratio.	01/03/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208795154	[Redact]	RCKT20100184				Compliance	Compliance	Federal Compliance	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds [Redact] and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	It appears that the PITI from borrower's other 2 properties were not included in the qualifying DTI calculations. When included the DTI increases to[Redact].There is no evidence of these properties having been sold or reason given to exclude.
Reviewer Comment (2020-01-03): Have statement in file showing other person as primary borrower and 12 months proof that other person has been making the payments.

Buyer Comment (2020-01-02): Please review the mortgage statement located on [Redact] of your loan file. This shows that the primary on the [Redact] Loan is [Redact]. We have submitted 12 months of the [Redact] bank statement showing this mortgage originating from  [Redact] account. Since this mortgage was paid by another person we excluded this from his debt ratio. One this debt is excluded this puts the debt ratio back down below [Redact]. We have included the mortgage/tax/insurance for the property on  [Redact] into the debt ratio.

															01/03/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208795154	[Redact]	RCKT20100184				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage Amount is insufficient by [Redact]. The policy reflects Extended Replacement Coverage is included; however, does not provide an amount for the coverage.			Reviewer Comment (2020-01-14): Lender provided replacement cost estimate. Buyer Comment (2020-01-07): Please review a copy of the RCE I just uploaded. The RCE confirms that the replacement cost is [Redact]The current coverage of [Redact]is enough to cover this property.	01/14/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208795154	[Redact]	RCKT20100184				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		Hazard Insurance policy lists [Redact]			Reviewer Comment (2020-01-03): Lender provided updated dec page with lender as mortgagee isaoa. Buyer Comment (2020-01-02): Please see the upload insurance with the correct mortgagee information.	01/03/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208795154	[Redact]	RCKT20100184				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		It appears that the PITI from borrower's other 2 properties were not included in the qualifying DTI calculations. When included the DTI increases to[Redact].There is no evidence of these properties having been sold or reason given to exclude.
Reviewer Comment (2020-01-03): Have statement in file showing other person as primary borrower and 12 months proof that other person has been making the payments.

Buyer Comment (2020-01-02): Please review the mortgage statement located on [Redact] of your loan file. This shows that the primary on the [Redact] Loan is [Redact]. We have submitted 12 months of the [Redact] bank statement showing this mortgage originating from  [Redact] account. Since this mortgage was paid by another person we excluded this from his debt ratio. One this debt is excluded this puts the debt ratio back down below [Redact]. We have included the mortgage/tax/insurance for the property on  [Redact] into the debt ratio.

															01/03/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208795154	[Redact]	RCKT20100184				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	It appears that the PITI from borrower's other 2 properties were not included in the qualifying DTI calculations. When included the DTI increases to[Redact].There is no evidence of these properties having been sold or reason given to exclude.			Reviewer Comment (2020-01-03): Other atr exception cleared. Buyer Comment (2020-01-02): Please review the mortgage statement located on [Redact] of your loan file. This shows that the primary on the [Redact] Loan is [Redact]. We have submitted 12 months of the [Redact] bank statement showing this mortgage originating from [Redact] account. Since this mortgage was paid by another person we excluded this from his debt ratio. One this debt is excluded this puts the debt ratio back down below [Redact]. We have included the mortgage/tax/insurance for the property on [Redact] into the debt ratio.	01/03/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208795155	[Redact]	RCKT20100187				Credit	Asset	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	-	Assets docs must be dated within 120 days of consummation.			Reviewer Comment (2019-12-31): Updated 401k statement dated [Redact] was provided. Buyer Comment (2019-12-27): Please see attached.	12/31/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208795155	[Redact]	RCKT20100187				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Right to Cancel was issued on incorrect form. TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form. H-9 Form must be used as lender is the same as originating lender.			Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208795155	[Redact]	RCKT20100187				Compliance	Compliance	Federal Compliance	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.	Missing third party verification for Schedule C employment							2	B		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208795158	[Redact]	RCKT20100216				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Cure for 0% tolerance of [Redact] for Loan Discount point variance fee not provided.			Reviewer Comment (2020-01-07): COC - loan amount increase Buyer Comment (2020-01-04): Please review the uploaded trailing document. I provided a screenshot from our internal system that shows there was change in circumstance on [Redact] that showed the loan amount increasing from [Redact]to [Redact]	01/07/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208795158	[Redact]	RCKT20100216				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		Lender listed on Hazard policy is previous lender, not the one refinancing.			Reviewer Comment (2020-01-08): Lender provided updated policy. Buyer Comment (2020-01-04): Please review the uploaded trailing document. I have supplied the updated insurance declaration page with the correct mortgagee clause.	01/08/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208795158	[Redact]	RCKT20100216				Credit	Property - Appraisal	Appraisal Adjustments	Excessive site value noted on appraisal without appraiser comments to justify	-	There is no explanation from Appraiser regarding excessive land value.			Reviewer Comment (2020-01-08): Appraiser notes is typical for the area. Buyer Comment (2020-01-04): Please review [Redact], under "Cost Approach To Value, Support for the opinion of site value: this is Market Values in souther [Redact] Typically". Please review and clear this condition.	01/08/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208795158	[Redact]	RCKT20100216				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The hazard insurance coverage amount is insufficient and no updated policy was evidenced in the loan file.			Reviewer Comment (2020-01-08): Lender provided replacement cost estimate that supports the dwelling coverage provided. Buyer Comment (2020-01-04): Please review the uploaded trailing document. I have supplied Replacement Cost Estimator showing replacement cost to be [Redact]	01/08/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208795159	[Redact]	RCKT20100220				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.				Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208795159	[Redact]	RCKT20100220				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. Insufficient or no cure was provided to the borrower.	No cure provided for increase in Doc Prep and Recording fees.
Reviewer Comment (2020-01-07): COC - doc prep fee added for quit claim deed

Buyer Comment (2020-01-03): The 1003 does not indicate any change in vesting. The borrowers were asked how the title would be held and they advised it would be held in their names. The lender was not made aware that title was held in a trust at application. The lender was made aware that vesting needed to change when title was received.  No cure is owed as the increase in fees were disclosed in good faith.

Reviewer Comment (2019-12-27): [Redact] reviewed exception. The change in vesting was indicated on the initial 1003. Please provide a corrected CD, LOE, refund check, and proof of mailing to cure.

Buyer Comment (2019-12-26): The title search revealed that the property was held in a trust. This is what caused the quit claim to be needed increasing the fees with a valid CIC. Please clear this condition.

Reviewer Comment (2019-12-24): Confirmed recording fee increased and deed preparation fee added but the document does not specify what occurred to justify the fee increase additional details required to explain why these fees increased.  What new information was provided to the lender.

Buyer Comment (2019-12-20): A valid change in circumstance occurred on [Redact] Please see attached for more details.

															01/07/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208795160	[Redact]	RCKT20100229				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		HOI policy provide reflects incorrect mortgagee clause. Lender reflected is not lender on Note. Lender to provide updated policy reflecting correct lender.			Reviewer Comment (2019-12-23): Lender provided updated policy with lender as mortgagee isaoa. Buyer Comment (2019-12-20): Documentation was uploaded to resolve other exception. Please see [Redact] [Redact] Updated HOI	12/23/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208795160	[Redact]	RCKT20100229				Credit	Guideline	Guideline Issue	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.		HOI policy reflects an expiration date of[Redact], Note is dated [Redact]. Provide the updated policy evidencing coverage was renewed through 2020 and in force at the time of closing.			Reviewer Comment (2019-12-23): Lender provided renewal policy. Buyer Comment (2019-12-20): Please see the attached insurance declaration page reflecting the updated policy effective date and the correct mortgagee clause.	12/23/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208795161	[Redact]	RCKT20100230				Credit	Hazard Insurance	Insufficient Coverage	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___				Reviewer Comment (2020-01-01): Insurer estimated cost to replace estimator was provided. Buyer Comment (2019-12-31): Please see the attached replacement cost estimator from the insurer.	01/01/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208795162	[Redact]	RCKT20100232				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Fee disclosed was last disclosed as [Redact] on LE but disclosed as [Redact] on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.
Reviewer Comment (2020-01-13): COC - credit supplement needed to be ordered

Buyer Comment (2020-01-09): Please see attached.

Reviewer Comment (2020-01-07): [Redact] received COC however the credit supplement indicated it was requested [Redact] The fee was not disclosed until the [Redact] LE. Please provide a corrected CD, LOE, and refund check to cure.

Buyer Comment (2020-01-04): Please see attached.

Reviewer Comment (2019-12-31): COC  provided addressed the recording fee only.

Reviewer Comment (2019-12-24): Please provided COC - Only COC in the file is dated [Redact] which does not address the exception

Buyer Comment (2019-12-23): Please see the change in circumstance for ordering a credit supplement. This is why the charge increased. It was to verify no late payments/draws within the last 12 months for the HELOC.

															01/13/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208795162	[Redact]	RCKT20100232				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. Insufficient or no cure was provided to the borrower.	Cure for 10% tolerance violations in the amount of [Redact] was not provided. Provide a post-close CD disclosing the tolerance cure of [Redact] copy the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.			Reviewer Comment (2019-12-31): COC provided Buyer Comment (2019-12-30): Please see attached. Reviewer Comment (2019-12-24): Please provided COC - Only COC in the file is dated [Redact] which does not address the exception Buyer Comment (2019-12-23): Please see the valid CIC for the property type having been updated to PUD from single family home thus increasing the recording fee. The CIC was [Redact] increasing the charge to [Redact]from [Redact]	12/31/2019			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208795163	[Redact]	RCKT20100233				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The H-8 form was used instead of the H-9 form even though the new lender is the same as the lender that originated the loan being paid off with this transaction.			Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208795165	[Redact]	RCKT20100244				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		insurance policy shows prior lender			Reviewer Comment (2020-01-17): Trailing doc provided with current insurance policy with same lender as note, included ISAOA. Exception cleared. Buyer Comment (2020-01-15): see attached	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208795166	[Redact]	RCKT20100253				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.				Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208795167	[Redact]	RCKT20100263				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Transaction is Lender to Lender; Form H-8 was used; Form H-9 should have been.			Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208795168	[Redact]	RCKT20100267				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.					Reviewer Comment (2020-01-16): Lender provided updated insurance reflecting lender as mortgagee isaoa. Buyer Comment (2020-01-08): Please see attached Reviewer Comment (2020-01-06): Lender provided copy of policy that still shows previous lender as Mortgagee. Issue remains. Buyer Comment (2020-01-04): Please see attached	01/16/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208795169	[Redact]	RCKT20100271				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal was mailed to borrower on [Redact] per lender correspondence (page 0007). Presumed received date is [Redact]. Closing date is [Redact].
Reviewer Comment (2020-01-15): Utilized cover letter for electronic delivery of the appraisal to the borrower as date provided.

Reviewer Comment (2020-01-08): Just because the appraisal was sent online does not mean borrower received that same day. Lender to provide proof of when borrower received (i.e. downloaded or viewed the report). Exception remains.

Buyer Comment (2020-01-04): Please see the method of deliver on appraisal letter is online delivery. The borrower provided consent to receive documents electronically on [Redact] This document is considered delivered the moment it is published online. Please clear this condition.

Reviewer Comment (2020-01-01): A duplicate copy of the appraisal letter was provided dated  [Redact], The presumed received date is  [Redact] due to Veterans Day holiday ( [Redact]) File does not contains evidence of earlier receipt. Presumed delivery date of  [Redact] is 1-day prior to closing date of  [Redact]. File does not contain a 3-day waiver.

Buyer Comment (2019-12-31): Please see appraisal cover letter showing the appraisal was delivered.

															01/15/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208795169	[Redact]	RCKT20100271				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.				Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208795170	[Redact]	RCKT20100285				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		Final policy not in file			Reviewer Comment (2020-01-06): Lender provided a copy of the final title.	01/06/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208795170	[Redact]	RCKT20100285				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Title - Lender's Title Insurance. Fee Amount of [Redact] exceeds tolerance of [Redact].			Reviewer Comment (2020-01-02): COC - loan amount increase Buyer Comment (2020-01-02): see attached	01/02/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208795170	[Redact]	RCKT20100285				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure APR	TILA-RESPA Integrated Disclosure - Loan Calculations: APR of [Redact] on Final Closing Disclosure provided on [Redact] is under-disclosed from the calculated APR of [Redact] outside of 0.125% tolerance.	APR of [Redact] on Final Closing Disclosure provided on [Redact] is under-disclosed from the calculated APR of [Redact] outside of 0.125% tolerance.			Reviewer Comment (2020-01-02): confirmed figures from final cd Buyer Comment (2020-01-02): See the finance charge calculation below, if any discrepancy please detail. [Redact]P&I * 360 terms in months - [Redact]Loan amount + [Redact] Prepaid finance charges = [Redact]	01/02/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208795170	[Redact]	RCKT20100285				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redact] disclosed a Finance Charge that does not match the actual finance charge for the loan.	Final Closing Disclosure provided on [Redact] disclosed a Finance Charge that does not match the actual finance charge for the loan.			Reviewer Comment (2020-01-02): confirmed figures from final cd Buyer Comment (2020-01-02): See the finance charge calculation below, if any discrepancy please detail. [Redact]P&I * 360 terms in months - [Redact]Loan amount + [Redact] Prepaid finance charges = [Redact]	01/02/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208795170	[Redact]	RCKT20100285				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.		VERIFIED, this is the amount on the commitment. No Final Title in file			Reviewer Comment (2020-01-06): Lender provided a copy of the final title reflecting amount of insurance [Redact] Buyer Comment (2020-01-02): see attached	01/06/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208795171	[Redact]	RCKT20100287				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Tax verification not provided.			Reviewer Comment (2020-01-09): Lender provided proof of taxes. Buyer Comment (2020-01-04): see the second page of the previous attached document to confirm taxes. Reviewer Comment (2020-01-01): [Redact] report provided indicated land value and assessed value but the actual tax amount was cut off and not provided. Buyer Comment (2019-12-31): see attached	01/09/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208795172	[Redact]	RCKT20100289				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Lender's Title Insurance. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.
Reviewer Comment (2020-01-06): confirmed fees on initial cd

Reviewer Comment (2020-01-06): The fee increased on the [Redact] Initial CD.  The COC provided states the fee changed on [Redact].  Unable to re-baseline the fees since the COC provided is dated after the fee actually increased on the CD.

Buyer Comment (2020-01-04): redisclosure history

Buyer Comment (2020-01-04): On the redisclosure history previously provided confirms the loan amount increasing from [Redact] to  [Redact]which causes an increase in title insurance coverage and the title insurance fee.

Reviewer Comment (2019-12-31): No Changed Circumstance was located in the loan file that would explain the need for the increase of the Title - Lender's Title Insurance  fee on 10/29.  Please provide documentation of the need for increase, or PCCD, LOE, copy of the refund check, and proof of delivery.

Buyer Comment (2019-12-31): see attached

															01/06/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208795172	[Redact]	RCKT20100289				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.
Reviewer Comment (2020-01-06): confirmed fees on initial cd

Reviewer Comment (2020-01-06): The fee increased on the [Redact] Initial CD.  The COC provided states the fee changed on [Redact].  Unable to re-baseline the fees since the COC provided is dated after the fee actually increased on the CD.

Buyer Comment (2020-01-04): On the redisclosure history previously provided confirms the loan amount increasing from [Redact] to  [Redact]which causes an increase in transfer taxes.

Reviewer Comment (2019-12-31): No Changed Circumstance was located in the loan file that would explain the need for the increase of the Transfer Tax  fee on 10/29.  Please provide documentation of the need for increase, or PCCD, LOE, copy of the refund check, and proof of delivery.

Buyer Comment (2019-12-31): see attached

															01/06/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208795172	[Redact]	RCKT20100289				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		The new lender is not reflected as the mortgagee on the hazard policy.			Reviewer Comment (2020-01-02): Revised dec page with corrected loss payee clause was provided. Buyer Comment (2019-12-31): see attached	01/02/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208795174	[Redact]	RCKT20100328				Compliance	Compliance	Federal Compliance	QM Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met.	Borrower is required to have 6 months employed with current employer. Borrower has been employed 5.52 months.			Reviewer Comment (2020-01-08): 2 years employment history was documented within the images Buyer Comment (2020-01-04): There is no minimum requirement for months worked at the current employer.	01/08/2020			1	A		[Redact]	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208795174	[Redact]	RCKT20100328				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.			Reviewer Comment (2020-01-08): SHQM Loan	01/08/2020			1	A		[Redact]	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208795174	[Redact]	RCKT20100328				Credit	Hazard Insurance	Insufficient Coverage	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.		HOI coverage is insufficient by [Redact]Provide updated policy reflecting minimum coverage of [Redact] OR provide copy of insurer's replacement cost estimate supporting current coverage amount.			Reviewer Comment (2020-01-08): Lender provided blanket policy. Buyer Comment (2020-01-04): See the attached master policy to confirm the association covers the property. The insurance policy supporting [Redact] in coverage is for walls-in coverage.	01/08/2020			1	A		[Redact]	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208795174	[Redact]	RCKT20100328				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		Blanket policy does not list the mortgagee.			Reviewer Comment (2020-01-17): Blanket policy does not list Mortgagee. Client provided HO6 policy with Lenders name only does not list "Lender its successors and assigns", per guideline requirements. Exception remains Buyer Comment (2020-01-09): see attached				2	B		[Redact]	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208795176	[Redact]	RCKT20100365				Compliance	Compliance	Federal Compliance	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.	Second source of income missing third party verification and started [Redact]							2	B		[Redact]	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208795176	[Redact]	RCKT20100365				Compliance	Compliance	Federal Compliance	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.	Second source of income missing third party verification and started [Redact]							2	B		[Redact]	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208795176	[Redact]	RCKT20100365				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of [Redact].	Initial lender credits are -[Redact], final -[Redact] Cure for [Redact] not provided.			Reviewer Comment (2020-01-09): Upon further review, the exception is cleared. Buyer Comment (2020-01-07): Lender credits remained unchanged from initial CD to final CD at [Redact], please clear this exception as it is not valid	01/09/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208795177	[Redact]	RCKT20100408				Compliance	Compliance	Federal Compliance	TRID Interim Closing Disclosure Timing	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on [Redact] contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation	Initial CD from [Redact] lists the APR as [Redact] however the final [Redact] CD lists the APR as [Redact] The borrower should have received a copy of the CD at least 3 days prior to consummation.			Reviewer Comment (2020-01-09): Confirmed APR on Initial CD Buyer Comment (2020-01-07): A redisclosure is required when APR increases by .125% or more. Because the APR only increased by .004%, no redisclosure was required.	01/09/2020			1	A		[Redact]	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208797879	[Redact]	RCKT2010010				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redact] disclosed a Closing Date that did not match the actual date of consummation.	The final Closing Disclosure reflects a Closing Date of [Redact] but the transaction consummation mortgage notary date was [Redact] Provide a post-close CD and a copy of the letter of explanation to the borrower disclosing the changes made.			Reviewer Comment (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A			12/12/2019	1	A		[Redact]	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	A	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208797881	[Redact]	RCKT2010021				Compliance	Compliance	Federal Compliance	Overtime Bonus 2Yr Calc	Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing.	The file was missing documentation to verify the bonus income for at least two years. The written VOE in file did not disclose the 2017 or 2018 bonus, but rather just the borrower's total wages.
Reviewer Comment (2020-01-22): Lender provided printouts breaking apart borrower's 2017 and 2018 wages and bonus income. Lender used the most conservative calculations. This issue is cleared.

Reviewer Comment (2019-12-12): Actual bonus income needs to be verified for two years minimum. Lender can also provide a year end paystub or wvoe from the employer showing the previous year bonus. Exception remains.

Buyer Comment (2019-12-11): [Redact]  Appendix Q does not state that in order for overtime to be used that a [Redact] include all income types, nor does it state that a [Redact]
is required. We are able to calculate overtime using the clients base annual salary, and subtracting that from the total amount paid in a given tax year. For the current year, we use the paystub for the YTD Overtime amount, and average the three periods (2017, 2018, & YTD) and divide by the months received. For this loan we meet AppendixQ guidelines, please clear this condition.

															01/22/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208797881	[Redact]	RCKT2010021				Compliance	Compliance	Federal Compliance	Overtime Bonus Declining	Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented.	The file was missing documentation to verify the bonus income for at least two years. The written VOE in file did not disclose the 2017 or 2018 bonus, but rather just the borrower's total wages.
Reviewer Comment (2020-01-22): Lender provided printouts breaking apart borrower's 2017 and 2018 wages and bonus income. Lender used the most conservative calculations. This issue is cleared.

Reviewer Comment (2019-12-12): Actual bonus income needs to be verified for two years minimum. Lender can also provide a year end paystub or wvoe from the employer showing the previous year bonus. Exception remains.

Buyer Comment (2019-12-11): [Redact]  Appendix Q does not state that in order for overtime to be used that a [Redact] include all income types, nor does it state that a [Redact]
is required. We are able to calculate overtime using the clients base annual salary, and subtracting that from the total amount paid in a given tax year. For the current year, we use the paystub for the YTD Overtime amount, and average the three periods (2017, 2018, & YTD) and divide by the months received. For this loan we meet AppendixQ guidelines, please clear this condition.

															01/22/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208797881	[Redact]	RCKT2010021				Compliance	Compliance	Federal Compliance	Overtime Bonus Method of Calculation	Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income.	The file was missing documentation to verify the bonus income for at least two years. The written VOE in file did not disclose the 2017 or 2018 bonus, but rather just the borrower's total wages.
Reviewer Comment (2020-01-22): Lender provided printouts breaking apart borrower's 2017 and 2018 wages and bonus income. Lender used the most conservative calculations. This issue is cleared.

Buyer Comment (2020-01-13): Please see attached final paystubs from 2017 and 2018 showing the borrower received bonus income the previous 2 years.

Reviewer Comment (2019-12-12): Actual bonus income needs to be verified for two years minimum. Lender can also provide a year end paystub or wvoe from the employer showing the previous year bonus. Exception remains.

Buyer Comment (2019-12-11): [Redact]  Appendix Q does not state that in order for overtime to be used that a [Redact] include all income types, nor does it state that a [Redact]
is required. We are able to calculate overtime using the clients base annual salary, and subtracting that from the total amount paid in a given tax year. For the current year, we use the paystub for the YTD Overtime amount, and average the three periods (2017, 2018, & YTD) and divide by the months received. For this loan we meet AppendixQ guidelines, please clear this condition.

															01/22/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208797881	[Redact]	RCKT2010021				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.			Reviewer Comment (2020-01-22): Lender provided printouts breaking apart borrower's 2017 and 2018 wages and bonus income. Lender used the most conservative calculations. This issue is cleared.	01/22/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208797883	[Redact]	RCKT2010032				Compliance	Compliance	Federal Compliance	Overtime Bonus Declining	Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented.	Decline in income for Overtime/Bonus was not justified			Reviewer Comment (2020-01-06): Included bonus from 2018.	01/06/2020			1	A		[Redact]	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208797883	[Redact]	RCKT2010032				Compliance	Compliance	Federal Compliance	Overtime Bonus Method of Calculation	Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income.	Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income.			Reviewer Comment (2020-01-06): Included bonus from 2018. Buyer Comment (2020-01-02): previous employer voe Buyer Comment (2020-01-02): current employer voe Buyer Comment (2020-01-02): Please see the attached VOEs to confirm an continuous history of receiving bonus income from the previous and the current employer for the most recent 24 months.	01/06/2020			1	A		[Redact]	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208797883	[Redact]	RCKT2010032				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.			Reviewer Comment (2020-01-06): Other exceptions cleared.	01/06/2020			1	A		[Redact]	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208797884	[Redact]	RCKT2010051				Credit	Guideline	Guideline Issue	Aged document: Primary Valuation is older than guidelines permit	- ___	Primary Valuation is within 120 days of the note date.			Reviewer Comment (2020-01-16): Can be up to 120 days old. Is 93 at time of close. Buyer Comment (2020-01-08): Appraisal effective date of [Redact] is 93 days from the note date	01/16/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208797884	[Redact]	RCKT2010051				Compliance	Compliance	Federal Compliance	Overtime Bonus Method of Calculation	Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income.	The WVOE was provided and showed a decline in 2018 compared to 2017. Therefore, a 1 year average was used.			Reviewer Comment (2020-01-16): Using 2 year plus ytd. Buyer Comment (2020-01-14): [Redact] also used a 1 yr average for bonus [Redact]/12=[Redact], this is what was used to qualify	01/16/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208797884	[Redact]	RCKT2010051				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	The date the most recent CDA was provided to the borrower was not evidenced in the loan file.							2	B		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208797884	[Redact]	RCKT2010051				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	The WVOE was provided and showed a decline in 2018 compared to 2017. Therefore, a 1 year average was used.			Reviewer Comment (2020-01-16): Other qm exception cleared. Buyer Comment (2020-01-14): [Redact] also used a 1 year average for bonus income. [Redact]/12= [Redact] , this is what was used to qualify	01/16/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208797884	[Redact]	RCKT2010051				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		The new lender was not reflected as mortgage on the hazard policy. An updated policy was not evidenced in the loan file.			Reviewer Comment (2020-01-16): Lender provided updated policy reflecting lender as mortgagee isaoa. Buyer Comment (2020-01-08): Please see attached	01/16/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208797884	[Redact]	RCKT2010051				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	The current mortgage statement for [Redact] property was not evidenced in the loan file.			Reviewer Comment (2020-01-16): Lender provided statement. Buyer Comment (2020-01-14): See attached	01/16/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208797885	[Redact]	RCKT2010062				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Right to Cancel was issued on incorrect form. TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form. H-9 Form must be used as lender is the same as originating lender.			Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208797886	[Redact]	RCKT2010067				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.					Reviewer Comment (2020-01-07): Lender provided updated insurance reflecting lender as mortgagee isaoa. Buyer Comment (2020-01-04): Please see the uploaded trailing document. I have provided an updated copy of the insurance with the correct mortgagee clause on it.	01/07/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208797886	[Redact]	RCKT2010067				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	A valid change of circumstance was not documented for increase to appraisal fee. No cure found on final CD.			Reviewer Comment (2020-01-07): COC - appraisal increase do to complexity of property Buyer Comment (2020-01-04): Please review the uploaded trailing document. On [Redact] we were informed of a change in circumstance due to the complexity of the appraisal, the fee increase to [Redact] his was disclosed to the borrower in good faith on the [Redact] LE.	01/07/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208797886	[Redact]	RCKT2010067				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	A valid change of circumstance for increase in appraisal fee was not documented in file. No cure found on final CD.			Reviewer Comment (2020-01-07): COC - appraisal increase do to complexity of property Buyer Comment (2020-01-04): Please review the uploaded trailing document. On [Redact] we were informed of a change in circumstance due to the complexity of the appraisal, the fee increase to [Redact] his was disclosed to the borrower in good faith on the [Redact] LE.	01/07/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208797886	[Redact]	RCKT2010067				Credit	Income / Employment	Income Documentation	Income Docs Missing:	-	Third party verification of self employment not located in file.			Reviewer Comment (2020-01-07): Not required. Buyer Comment (2020-01-04): The other business are showing as a loss and does not require proof of self-employment. Buyer Comment (2020-01-04): Please review page [Redact] of your loan file. We have provided printouts from the Texas business entity search showing the business as active and the borrower as the registered agent.	01/07/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208797886	[Redact]	RCKT2010067				Credit	Income / Employment	Income Documentation	REO Documents are missing.	- ___	Missing evidence of taxes and insurance on new second home. Unable to determine DTI without verification of additional property expenses.
Reviewer Comment (2020-01-21): Lender utilized the tax/hoa amts from the closing CD for the recently purchased lot and this has been included in loan file. Nothing further needed.

Buyer Comment (2020-01-10): Please see proof of delivery.

Buyer Comment (2020-01-10): Can we please escalate this for review. The CD shows the property taxes for 88 Chickadee. This property closed on [Redact] , so the CD is current information on what the property taxes are. Thank you.

Reviewer Comment (2020-01-07): Lender to provide tax verification. Exception remains.

Buyer Comment (2020-01-04): Please review the uploaded CD for [Redact] and uploaded unimproved property rider. Please note this is vacant land so there is no insurance on this property.

															01/21/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208797886	[Redact]	RCKT2010067				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.					Reviewer Comment (2020-01-07): Updated assets. Buyer Comment (2020-01-04): Required reserves on the loan need to total [Redact], 12 months ([Redact]) for the subject property and 6 months [Redact] for the non-subject property. We have provided proof of [Redact]in useable assets. Please see the uploaded document breaking down the assets and the page number in your loan file of each corresponding asset.	01/07/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208797887	[Redact]	RCKT2010072				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redact] incorrectly disclosed whether Homeowners Insurance is included in escrow.	This estimate includes: ""Homeowner's Insurance"" is not checked and the sum of insurance escrows in section G. Initial Escrow Payment at Closing (pg 2) > [Redact].			Reviewer Comment (2019-12-30): [Redact] reviewed exception. As H06 is not required as the master policy includes walls in. Exception Cleared. Buyer Comment (2019-12-27): [Redact] The borrowers walls in insurance is escrowed and accurately reflected on the closing disclosure. The walls in is not true "hazard insurance" which is why that box is not checked on page 1.	12/30/2019			1	A		[Redact]	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208797887	[Redact]	RCKT2010072				Credit	Asset	Asset Calculation / Analysis	Available for Closing is insufficient to cover Cash From Borrower.		Final 1008 reflects [Redact] verified, however, only [Redact] was provided .			Reviewer Comment (2019-12-31): CD provided from refinance of other property reflecting cash of [Redact]and transfer to subject closing the amount of [Redact]for funds needed to close. Buyer Comment (2019-12-27): The borrower used borrowed funds by secured non subject property to fund the closing. Please see attached.	12/31/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208797887	[Redact]	RCKT2010072				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.		Verified assets in the amount of 0 months are insufficient to meet reserves requirement of 6 months. Final 1008 reflects [Redact] verified, however, only [Redact] was provided .			Reviewer Comment (2019-12-31): CD provided from refinance of other property reflecting cash of [Redact]and transfer to subject closing the amount of [Redact]for funds needed to close. Buyer Comment (2019-12-27): [Redact] The borrower has [Redact]in reserves per the asset documents in the file. The [Redact]has been verified with the Closing Disclosure for a cash out refinance on non subject property.	12/31/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208797888	[Redact]	RCKT2010078				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Loan designation failure due to the points/fees exceed the max threshold..			Reviewer Comment (2020-01-06): Other qm exception cleared.	01/06/2020			1	A		[Redact]	Second Home	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208797888	[Redact]	RCKT2010078				Compliance	Compliance	Federal Compliance	QM Points and Fees	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of [Redact] is in excess of the allowable maximum of[Redact] of the Federal Total Loan Amount. Points and Fees total [Redact] on a Federal Total Loan Amount of [Redact] vs. an allowable total of [Redact] (an overage of [Redact] or [Redact]).	The points/fees exceed the max threshold.			Reviewer Comment (2020-01-06): Lender provided undiscounted rate and price. Buyer Comment (2020-01-02): see attached	01/06/2020			1	A		[Redact]	Second Home	Refinance - Rate/Term
If a creditor or assignee determines after consummation that the total points and fees exceeds the QM Points and Fees limit, but the loan meets the other requirements to be a QM, the QM Points and Fees exception can be cured through a refund including interest at the contract rate from consummation to the date of cure, with the following conditions:
1)      Refund is made within 210 days of consummation;
2)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
3)      The loan is not 60 days delinquent;
4)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer (the creditor or assignee can only take advantage of this cure provision if they maintain policies and procedures for post-consummation review of points and fees and for providing the cure payments); and
5)      The loan was closed on or before January 10, 2021;

Documents Required to Cure
1)      Letter of Explanation
2)      Copy of Refund Check (in the amount of overage plus interest)
3)      Proof of Delivery
4)      Lender/Seller Attestation indicating:
        a)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
        b)      The loan is not 60 days delinquent; and
        c)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer
																									C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208797888	[Redact]	RCKT2010078				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redact] incorrectly disclosed whether Homeowners Insurance is included in escrow.	The final CD shows the flood insurance as an other expense instead of an insurance expense. No updated CD was evidenced in the loan file.			Reviewer Comment (2020-01-03): Upon further review, the exception is cleared. Buyer Comment (2020-01-02): see attached	01/03/2020			1	A		[Redact]	Second Home	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208797888	[Redact]	RCKT2010078				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	The HOA bill was not evidenced in the loan file for the [Redact] property.			Reviewer Comment (2020-01-06): Lender provided proof of hoa fee. Buyer Comment (2020-01-02): see attached	01/06/2020			1	A		[Redact]	Second Home	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208797888	[Redact]	RCKT2010078				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		The new lender was not reflected as mortgagee on the hazard policy and no updated policies wee evidenced in the loan file.			Reviewer Comment (2020-01-06): Lender provided insurance reflecting lender as mortgagee isaoa. Buyer Comment (2020-01-02): see attached	01/06/2020			1	A		[Redact]	Second Home	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208797890	[Redact]	RCKT20100112				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		The new lender is not reflected as the mortgagee on the hazard policy and no updated policy was evidenced in the loan file.			Reviewer Comment (2020-01-01): Updated insurance was provided. Buyer Comment (2019-12-31): see the attached insurance	01/01/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208797891	[Redact]	RCKT20100136				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	Tax filing extension for 2018 in file.			Reviewer Comment (2019-12-17): This exception is informational only and cannot be cured or cleared. Exception remains. Buyer Comment (2019-12-16): [Redact] Clients personal tax return extension was provided in the images as reflected in thsi exception. The client hasn't filed for 2018 and this is allowed, we used the most recent tax return documentation as guidelines allow.				2	B		[Redact]	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208797891	[Redact]	RCKT20100136				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Initial appraisal fee [Redact], final [Redact]. Cure of [Redact] not provided.			Reviewer Comment (2019-12-17): COC -appraiser increased their fee due to the changes in the home that were not reflected on public record and large square footage of property. Buyer Comment (2019-12-16): Please see the attached document from the appraisal services company. The document shows the appraiser increased their fee due to the changes in the home that were not reflected on public record and large square footage of property. This is a valid change of circumstance.	12/17/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208797892	[Redact]	RCKT20100140				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redact] disclosed a Finance Charge that does not match the actual finance charge for the loan.	Disclosure reflects Finance Charge of [Redact] but calculated Finance Charge of [Redact]. Variance = [Redact]			Reviewer Comment (2019-12-31): [Redact] received required documents, exception is cleared. Buyer Comment (2019-12-31): itemization of amount financed Buyer Comment (2019-12-31): cd addendum Buyer Comment (2019-12-31): See the attached CD addendum to confirm non‐borrower paid fees excluded from the finance charge. In addition, see the attached itemization of the amount financed to see the fees included in the cost. If any discrepancy, please provide testing to confirm fees included in testing.	12/31/2019			1	A		[Redact]	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208797893	[Redact]	RCKT20100195				Credit	Insurance	Insurance Analysis	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date ___, Transaction Date: ___	Hazard insurance policy date of [Redact] is same as loan disbursement date of [Redact].			Reviewer Comment (2020-01-06): Effective date of HOI policy is [Redact] the same day as the disbursement date listed on the final consumer CD. Buyer Comment (2020-01-03): The disbursement of funds completed on [Redact] and the property is currently insured.	01/06/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208797893	[Redact]	RCKT20100195				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	There is no dollar amount noted on the title policy.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.			Reviewer Comment (2020-01-06): Prelim policy in [Redact ]does not require a loan amount however an updated title policy was provided that verifies the loan amount of [Redact] Buyer Comment (2020-01-03): see attached	01/06/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208797893	[Redact]	RCKT20100195				Compliance	Compliance	Federal Compliance	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.	2 year history provided.			Reviewer Comment (2020-01-06): Verification dated [Redact] from the University of Arizona confirms the coborrower's 2yr employment history. Buyer Comment (2020-01-03): see the attached VVOE to confirm employment history.	01/06/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208797894	[Redact]	RCKT20100204				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - C-Corp 1120 Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current C-Corp status using reasonably reliable third-party records.	Not applicable. Employment is a C-Corp. Borrower wages are reported separately and comply with lender approval exception.
Reviewer Comment (2020-01-09): Negative income consideration as an offset to the borrower's positive income.

Buyer Comment (2020-01-04): 2018 reflects positive income, but when 2017 is taken into account the income is negative. Borrower claimed  [Redact]net profit/loss in 2018 (14.28% ownership), 2017 they claimed - [Redact](16.67% ownership). Averaging 2017/2018 the income comes out to be [Redact]/month (calculation below). Since the income is negative we do not need proof of self-employment.
 [Redact]× 0.1428 - [Redact] × 0.1667 = -[Redact]/24=[Redact]

Reviewer Comment (2020-01-03): This business reflects positive income. Third party verification required. Exception remains.

Buyer Comment (2020-01-02): Proof of self-employment is not required if the client is being qualified with negative self-employment income. Please review.

															01/09/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208797894	[Redact]	RCKT20100204				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan is a jumbo with ATR verified using lender guidelines			Reviewer Comment (2020-01-09): Non-QM Loan Reviewer Comment (2020-01-03): Loan is atr fail due to missing income documentation. This exception will be cleared once all other atr exceptions are cured/cleared. Buyer Comment (2020-01-02): Please review the other exception. I believe the response to them would clear this exception.	01/09/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208797894	[Redact]	RCKT20100204				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		Hazard Binder was provided from [Redact]. Lender Verification of coverage is undated. Mortgagee clause is not listed.			Reviewer Comment (2020-01-06): Lender provided updated data. This issue is cleared. Buyer Comment (2020-01-02): Please see the uploaded insurance document with the correct mortgagee clause.	01/06/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208797894	[Redact]	RCKT20100204				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Acknowledged. Increase was not supported by a Change of Circumstance. No evidence that a cure was provided.
Reviewer Comment (2020-01-21): Received information supporting a valid COC for the appraisal fee increase.

Buyer Comment (2020-01-17): Please review the uploaded screenshot from our internal system that shows that the increase of the appraisal fee was approved. This should be proof that there was a valid change in circumstance and this was approved by the borrower. Thank you.

Buyer Comment (2020-01-04): Please review the uploaded screenshot from our internal system that shows that the increase of the appraisal fee was approved.

Reviewer Comment (2020-01-03): No Changed Circumstance form was located in the loan file for 10/15.  Please provide changed circumstance for the appraisal fee , PCCD, LOE and copy of refund check.

Buyer Comment (2020-01-02): Please review the uploaded document. There was a valid change in circumstance because of the complexity of the property, we were notified on  [Redact] that there would be an increase in the appraisal fee. This was disclosed to the borrower on the LE that went out on  [Redact] in good faith.

															01/21/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208797895	[Redact]	RCKT20100206				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		The lender was not reflected as the mortgagee on the hazard policy.			Reviewer Comment (2019-12-31): Lender provided updated policy reflecting lender as mortgagee with isaoa. Buyer Comment (2019-12-23): See attached	12/31/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208797896	[Redact]	RCKT20100217				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2020-01-06): Missing proof of delivery of Secondary Valuation Product. Desk Review dated [Redact] from [Redact] Buyer Comment (2020-01-03): see attached				2	B		[Redact]	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208797896	[Redact]	RCKT20100217				Credit	Asset	Asset Documentation	Guideline Issue: Insufficient asset documentation.	-	Per the approval - 60 days of asset verification is required			Reviewer Comment (2020-01-06): Navy FCU accounts were only used to verify the [Redact]EMD and [Redact]EMD wire transfers have cleared the borrowers' account. These funds are not included in available assets for Closing or Reserves. Buyer Comment (2020-01-03): The [Redact] account was to support the EMD clearing the account. We are not using any additional assets for funds to close or reserves. The additional history is not required.	01/06/2020			1	A		[Redact]	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208797899	[Redact]	RCKT20100268				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redact] disclosed a Finance Charge that does not match the actual finance charge for the loan.	Disclosure reflects [Redact]; calculated is [Redact]; difference is [Redact].			Reviewer Comment (2019-12-30): Corrected fees on the final CD and there is no longer a finance charge difference.	12/30/2019			1	A		[Redact]	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208797899	[Redact]	RCKT20100268				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. Insufficient or no cure was provided to the borrower.	Final CD reflects an increase in fees subject to 10% variance: Binding LE dated [Redact] discloses the following fee subject to 10% variance: [Redact] Recording fee. Final Closing Disclosure includes the following fee subject to 10% variance: [Redact] Recording Fee. This is a [Redact] increase from binding amounts ([Redact] above 10% threshold).
Reviewer Comment (2020-01-15): Letter of Explanation, Pay History, Copy of Refund Check, and Corrected CD provided.  Pay history confirms principle reduction provided

Buyer Comment (2020-01-13): Please see attached complete package.

Reviewer Comment (2020-01-10): Received only the Pay History showing  [Redact]applied to principle.  Corrected CD, LOE to borrower and Proof of delivery was not provided

Buyer Comment (2020-01-08): Please see attached principal reduction redisclosure package. The package was sent to the client and proof of delivery is provided via [Redact] lable. Please clear this condition.

																01/15/2020		2	B		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208797899	[Redact]	RCKT20100268				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. Sufficient or excess cure was provided to the borrower.	Letter of Explanation, Pay History, Copy of Refund Check, and Corrected CD provided. Pay history confirms principle reduction provided			Reviewer Comment (2020-01-15): Letter of Explanation, Pay History, Copy of Refund Check, and Corrected CD provided. Pay history confirms principle reduction provided		01/15/2020		2	B		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208797900	[Redact]	RCKT20100277				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Tax Verification for all rental properties not provided.
Reviewer Comment (2020-01-22): Trailing doc provided exception cleared

Buyer Comment (2020-01-17): Please see attached.

Reviewer Comment (2020-01-16): Lender states used 1040's for taxes for other properties but escrow amount on 1003 reflects much higher amounts. Lender to provide breakdown of escrow used for each property. Also, for last property, property assessment sent does not give tax amount. Lender to provide proof of tax amount for last property. Exception remains.

Buyer Comment (2020-01-08): Attached is the documentation for [Redact] taxes. The other properties we are using the 2018 Schedule E to obtain the amount used for taxes. Please clear this condition.

															01/22/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208797901	[Redact]	RCKT20100304				Credit	Guideline	Guideline Issue	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.	Hazard Insurance Policy Expiration Date ___, Note Date ___	Hazard Insurance Policy Expiration Date [Redact], Note Date [Redact]			Reviewer Comment (2020-01-17): New policy received and evidence of policy paid from final CD. Exception cleared. Buyer Comment (2020-01-14): see attached	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208797901	[Redact]	RCKT20100304				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		Different Lender			Reviewer Comment (2020-01-17): New policy provided for subject policy with ISAOA included. Exception cleared Buyer Comment (2020-01-11): see attached Reviewer Comment (2020-01-06): Lender uploaded insurance for another borrower/property. Exception remains. Buyer Comment (2020-01-02): see attached	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208797901	[Redact]	RCKT20100304				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redact] incorrectly disclosed whether Homeowners Insurance is included in escrow.	Flood Insurance Reserves were counted in "other" on page 1 of CD instead of insurance.			Reviewer Comment (2020-01-03): Upon further review, the exception is cleared. Buyer Comment (2020-01-02): see attached	01/03/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208797903	[Redact]	RCKT20100331				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. Insufficient or no cure was provided to the borrower.	Cure of [Redact] not provided for 10% tolerance violation due to increase in recording and title fee.			Reviewer Comment (2020-01-07): [Redact] received [Redact] COC. Exception Cleared. Buyer Comment (2020-01-03): A valid Change in circumstance occurred on [Redact] Please see attached.	01/07/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208797904	[Redact]	RCKT20100349				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	There was no documentation to support the date the Initial CD was provided to the borrower so a three day snail mail delivery date of [Redact] was used for testing.			Reviewer Comment (2020-01-07): [Redact] received disclosure tracking indicating the initial CD was received the same day issued. Exception Cleared. Buyer Comment (2020-01-03): See the attached evidentiary document to confirm the initial CD was received by the borrower and acknowledged on [Redact].	01/07/2020			1	A		[Redact]	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208797905	[Redact]	RCKT20100355				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. Insufficient or no cure was provided to the borrower.	Title - Deed Prep Fee paid to Deed Pro of [Redact] and Recording Fee of [Redact] exceed 10% tolerance testing. Deed Prep Fee paid to a different vendor than other title fees. No valid change of circumstance or cure was provided.			Reviewer Comment (2020-01-07): COC provided Buyer Comment (2020-01-03): A valid change in circumstance occurred on [Redact] Please see attached.	01/07/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208797907	[Redact]	RCKT20100363				Credit	Guideline	Guideline Issue	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.		Final CD, Section F, Line 1 reflects homeowner's insurance premium of [Redact] paid before closing, however updated policy not evidenced in loan file.			Reviewer Comment (2020-01-07): Lender provided updated policy. Buyer Comment (2020-01-03): Please see attached HOI documentation showing policy renewed	01/07/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208813115	[Redact]	RCKT20100342				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		HOI policy provide reflects incorrect mortgagee clause. Lender reflected is not lender on Note. Lender to provide updated policy reflecting correct lender.			Reviewer Comment (2019-12-19): Lender provided updated dec page reflecting lender as mortgagee isaoa. Buyer Comment (2019-12-18): Please see attached	12/19/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		B	A	B	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208813173	[Redact]	RCKT2010016				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Payment Shock exceeds credit guidelines.	Payment Shock: ___				Reviewer Comment (2020-01-07): No payment shock requirements. Buyer Comment (2020-01-04): Payment shock limitations do not apply on Jumbo loans.	01/07/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208813173	[Redact]	RCKT2010016				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redact] disclosed a Finance Charge that does not match the actual finance charge for the loan.	Disclosure reflects Finance Charge of [Redact] but calculated Finance Charge of [Redact] Variance = -[Redact]. Lender to provide corrected CD and copy of letter sent to borrower explaining changes.
Reviewer Comment (2020-01-15): [Redact] received required documents, exception is cleared.

Buyer Comment (2020-01-13): Please see the attached CD addendum which demonstrates how the seller credits were allocated. Also, per the Itemization of Amount financed previously provided, the only fees included in the finance charge are the Life of loan Tax Service, Loan Discount Fee, Prepaid interest and Flood Life of Loan Coverage.

Reviewer Comment (2020-01-07): Itemization of Credit - Partial Credit Allowed if seller paying a part of the closing cost.  If seller credit was applied to a portion of closing cost please provide the itemization of what the seller was paying.  Additional fees such as Credit Monitoring, Processing Fee, Underwriting and Attorney Fees are also considered in the Finance charge calculation but not listed on the Itemization provided for the Buyer.

Buyer Comment (2020-01-04): Monthly P&I*term in months - Loan Amount + Prepaid Finance Charges
[Redact]  * 360 -  [Redact]+ [Redact]=  [Redact]
Please see the attached Itemization of Amount Financed for details on the prepaid finance charges.

															01/15/2020			1	A		[Redact]	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208813173	[Redact]	RCKT2010016				Compliance	Compliance	Federal Compliance	TRID Closing Disclosure Lump Sum Allocation	Lump sum lender/seller credit disclosed on Closing Disclosure applied to offset finance charges based on separate itemization of credit pursuant to client's election. If there is not an itemization of credit in file, lump sum credit applied using waterfall (non-finance charges first, then finance charges).				Reviewer Comment (2020-01-15): [Redact] received required documents, exception is cleared.	01/15/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership).	CPA letter, third party verification not provided			Reviewer Comment (2020-01-23): This issue is cleared. Buyer Comment (2020-01-09): Per our guidelines, proof of self employment is not required when the borrower is being qualified with negative income.	01/23/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership).	CPA letter, third party verification not provided			Reviewer Comment (2020-01-23): This issue is cleared. Buyer Comment (2020-01-09): Per our guidelines, proof of self employment is not required when the borrower is being qualified with negative income.	01/23/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership).	2018 1065 and most recent P&L statement are required per guidelines			Reviewer Comment (2020-01-23): This issue is cleared. Buyer Comment (2020-01-09): Please see attached.	01/23/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership).	The file is missing the 2018 business tax return. Evidence of extension was not provided in file for 2018. The file contained a copy of the 2017 and 2016 1040's and business returns.			Reviewer Comment (2020-01-23): Although the loan file does not contain the 2018 business or personal returns, the 2017 and 2016 returns were provided. Minor loss offset against other positive income Reviewer Comment (2020-01-23): The extension provided is for the borrower's personal 1040's, not for this business. Buyer Comment (2020-01-09): Please see the attached 2018 tax extension.	01/23/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership).	This business final filing was in 2017, as shown with CPA letter and final K-1 provided			Reviewer Comment (2020-01-23): This issue is cleared. Buyer Comment (2020-01-22): This appears to be a statement of fact and does not impact the loans compliance or the borrowers ability to qualify. Please clear the citation or advise of the true concern regarding the 2017 returns. Reviewer Comment (2020-01-22): 2017 were marked as final returns. Buyer Comment (2020-01-09): This appears to be a statement of fact with no action required on the part of the seller. Please advise if action is required or clear the citation.	01/23/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	Retirement Documentation	Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient.	Award/Continuance documentation for pension income to be provided
Reviewer Comment (2020-01-23): Loan file contains two years federal returns, two years 1099s, and [Redact] statement reflecting sufficient funds for ongoign disbursements.

Reviewer Comment (2020-01-23): Lender's guidelines provided  are silent regarding pension/retirement income. Review defer's to  [Redact] guidelines. Current receipt needs to be verified via bank statements showing regular deposit or payment stubs.

Buyer Comment (2020-01-09): The pension income noted on the 1003 is a combination of the [Redact] Pension and the  [Redact] annuity. Per our guidelines, a 1099 is sufficient to document receipt of the income. The most recent 1099's can be found on pages [Redact] and [Redact] of your loan file.

															01/23/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	Retirement Documentation	Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient.	Award/Continuance documentation for pension income to be provided			Reviewer Comment (2020-01-23): This issue is cleared. Buyer Comment (2020-01-09): Continuance is assumed for pension and annuity income unless the documentation used to confirm receipt notes an expiration date or if the total distribution box in section 2b is checked on the 1099-R form.	01/23/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	Self Employed - Minor Negative Income Documentation	Qualified Mortgage (Dodd-Frank 2014): Self Employed borrower with a minor loss included in the income qualification did not provide the year to date P&L and/or Balance Sheet.	Most recent P&L statement required as per guidelines			Reviewer Comment (2020-01-23): This is a valid statement of fact that addresses the omission of the YTD P&L/Balance Sheet on a minor loss consideration. Buyer Comment (2020-01-09): This appears to be a statement of fact rather than a valid citation Please advise if a valid citation needs to be addressed or clear this citation.				2	B		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	Self Employed YTD	Unable to determine compliance with Self Employed income requirements due to missing information.	Final return was filed for 2017, K-1 for 2017 shows as final			Reviewer Comment (2020-01-23): This issue is cleared. Buyer Comment (2020-01-09): This appears to be a statement of fact rather than a valid citation. Please advise if a valid citation needs to be addressed or clear this citation.	01/23/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	The file is missing the 2018 business tax return. Evidence of extension was not provided in file for 2018. The file contained a copy of the 2017 and 2016 1040's and business returns.			Reviewer Comment (2020-01-23): Condition is required to remain open for informational purposes identifying the most recent years tax returns were not available or used to qualify Buyer Comment (2020-01-10): This is a duplicate citation. Please see the previous response and clear.				2	B		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	The file is missing the 2018 business tax return. Evidence of extension was not provided in file for 2018. The file contained a copy of the 2017 and 2016 1040's and business returns.			Reviewer Comment (2020-01-23): Updated from: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact]. ([Redact]/Partnership) Reviewer Comment (2020-01-23): The only extension provided is for person returns, not this business return. Buyer Comment (2020-01-12): The 2018 tax extension has already been uploaded. Please see [Redact] of your loan file.				2	B		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	The file is missing the 2018 business tax return. Evidence of extension was not provided in file for 2018. The file contained a copy of the 2017 and 2016 1040's and business returns.			Reviewer Comment (2020-01-23): The only extension provided is for person returns, not this business return. Buyer Comment (2020-01-12): The 2018 tax extension has already been uploaded.please see [Redact] of your loan file.				2	B		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	The file is missing the 2018 business tax return. Evidence of extension was not provided in file for 2018. The file contained a copy of the 2017 and 2016 1040's and business returns.			Reviewer Comment (2020-01-23): The only extension provided is for person returns, not this business return. Buyer Comment (2020-01-12): The 2018 tax extension has already been uploaded.please see [Redact] of your loan file.				2	B		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	The file is missing the 2018 business tax return. Evidence of extension was not provided in file for 2018. The file contained a copy of the 2017 and 2016 1040's and business returns.			Reviewer Comment (2020-01-23): The only extension provided is for person returns, not this business return. Buyer Comment (2020-01-12): The 2018 tax extension has already been uploaded. Please see [Redact] of your loan file.				2	B		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	Trust Income Documentation	Qualified Mortgage (Dodd-Frank 2014): Trust income documentation requirement not met.				Reviewer Comment (2020-01-23): This issue is cleared. Buyer Comment (2020-01-12): Trust income is considered properly documented with 2 years 1040's or 1041's and a letter from the trustee for proof of continuance. Confirmation withdrawals from the trust account will not have a negative impact on the trust is not necessary for this form of passive income.	01/23/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	Trust Income Withdrawn	Qualified Mortgage (Dodd-Frank 2014): Documentation not provided to support that withdrawal of funds in Trust account used for cash investment will not negatively affect income.				Reviewer Comment (2020-01-23): This issue is cleared. Buyer Comment (2020-01-12): Trust income is considered properly documented with 2 years 1040's or 1041's and a letter from the trustee for proof of continuance. Confirmation withdrawals from the trust account will not have a negative impact on the trust is not necessary for this form of passive income.	01/23/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Provide date and method of delivery of valuation documents to borrowers.			Reviewer Comment (2020-01-15): Utilized cover letter for electronic delivery of appraisal to borrower. Buyer Comment (2020-01-12): Please see attached. Buyer Comment (2020-01-09): [Redact]:Please see the attached appraisal cover letter confirming the appraisal was delivered to the borrower online on [Redact]. Buyer Comment (2020-01-09): Please see the attached appraisal cover letter confirming the appraisal was delivered to the borrower online on [Redact].	01/15/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Provide date and method of delivery of valuation document to borrower			Reviewer Comment (2020-01-15): Utilized cover letter for electronic delivery of appraisal to borrower for date. Buyer Comment (2020-01-09): [Redact]This is a duplicate citation. Please see the response to the previous citation. Buyer Comment (2020-01-09): Please see the attached appraisal cover letter confirming the appraisal was delivered to the borrower online on [Redact].	01/15/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status using reasonably reliable third-party records.	CPA letter, third party verification was not provided			Reviewer Comment (2020-01-23): SHQM Loan Buyer Comment (2020-01-09): Proof of self employment is not required when the borrower is qualified with negative income.	01/23/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status using reasonably reliable third-party records.	CPA letter, third party verification not provided			Reviewer Comment (2020-01-23): This issue is cleared. Buyer Comment (2020-01-09): Proof of self employment is not required when the borrower is qualified with negative income.	01/23/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status using reasonably reliable third-party records.	CPA letter, third party verification not provided			Reviewer Comment (2020-01-23): SHQM Loan Buyer Comment (2020-01-09): Proof of self employment is not required when the borrower is being qualified with negative income.	01/23/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status using reasonably reliable third-party records.	CPA letter or third party verification not provided			Reviewer Comment (2020-01-23): SHQM Loan Buyer Comment (2020-01-09): This is a duplicate citation.Please see the previous response.	01/23/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status using reasonably reliable third-party records.	CPA letter or third party verification not provided			Reviewer Comment (2020-01-23): SHQM Loan Buyer Comment (2020-01-09): Proof of self employment is not required when the borrower is being qualified with negative income.	01/23/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status using reasonably reliable third-party records.	CPA letter or third party verification not provided			Reviewer Comment (2020-01-23): This issue is cleared. Buyer Comment (2020-01-10): The borrower is not being qualified with any income from this business so proof of self employment is not required. Buyer Comment (2020-01-10): The client is not being qualified with income from this business so proof of self employment is not required.	01/23/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status using reasonably reliable third-party records.	CPA letter or third party verification not provide			Reviewer Comment (2020-01-23): This issue is cleared. Buyer Comment (2020-01-10): Proof of self employment is not required when the borrower is being qualified with negative income.	01/23/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status using reasonably reliable third-party records.	CPA letter or third party verification not provide			Reviewer Comment (2020-01-23): SHQM Loan Buyer Comment (2020-01-10): Proof of self employment is not required when the borrower is being qualified with negative income.	01/23/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status using reasonably reliable third-party records.	CPA letter or third party verification not provide			Reviewer Comment (2020-01-23): SHQM Loan Buyer Comment (2020-01-10): Third party verification is not required when the borrower is being qualified with negative income.	01/23/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status using reasonably reliable third-party records.	This business filed last return 2017, no longer in business as per CPA			Reviewer Comment (2020-01-23): This issue is cleared. Buyer Comment (2020-01-10): This appears to be a statement of fact rather than a valid citation. Please advise if a valid citation needs to be addressed.	01/23/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - S-Corp Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current S-Corp status using reasonably reliable third-party records.	CPA letter or third party verification not provide			Reviewer Comment (2020-01-23): SHQM Loan Buyer Comment (2020-01-10): Proof of self employment is not required when the borrower is being qualified with negative income.	01/23/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - Partnership	Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records.	Per CPA, no longer in business, final return filed 2017			Reviewer Comment (2020-01-23): This issue is cleared. Buyer Comment (2020-01-10): This is a duplicate citation. Please see the previous response.	01/23/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The file is missing the 2018 business tax return. Evidence of extension was not provided in file for 2018. The file contained a copy of the 2017 and 2016 1040's and business returns.			Reviewer Comment (2020-01-23): SHQM Loan	01/23/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	The file is missing the 2018 business tax return. Evidence of extension was not provided in file for 2018. The file contained a copy of the 2017 and 2016 1040's and business returns.			Reviewer Comment (2020-01-24): This citation is for informational purposes and must remain open to identify the most recent years' tax returns were not used to qualify the borrower Buyer Comment (2020-01-10): This is a duplicate citation. Please see previous responses and clear. Thank you				2	B		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	The file is missing the 2018 business tax return. Evidence of extension was not provided in file for 2018. The file contained a copy of the 2017 and 2016 1040's and business returns.			Reviewer Comment (2020-01-24): This citation is for informational purposes and must remain open to identify the most recent years' tax returns were not used to qualify the borrower Reviewer Comment (2020-01-23): Updated from: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact]. ([Redact]/Partnership) Buyer Comment (2020-01-10): This is a duplicate citation. Please see the previous responses and clear. Thank you				2	B		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	The file is missing the 2018 business tax return. Evidence of extension was not provided in file for 2018. The file contained a copy of the 2017 and 2016 1040's and business returns.			Reviewer Comment (2020-01-24): This citation is for informational purposes and must remain open to identify the most recent years' tax returns were not used to qualify the borrower Buyer Comment (2020-01-10): This is a duplicate citation. Please review the previous responses and clear.				2	B		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	The file is missing the 2018 business tax return. Evidence of extension was not provided in file for 2018. The file contained a copy of the 2017 and 2016 1040's and business returns.			Reviewer Comment (2020-01-24): This citation is for informational purposes and must remain open to identify the most recent years' tax returns were not used to qualify the borrower Buyer Comment (2020-01-10): This is a duplicate citation. Please review the previous response and clear.				2	B		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	The file is missing the 2018 business tax return. Evidence of extension was not provided in file for 2018. The file contained a copy of the 2017 and 2016 1040's and business returns.			Reviewer Comment (2020-01-23): The file does not contain the 2018 return. The file does have the 2018 K-1. Please provide the 2018 business return. Buyer Comment (2020-01-12): The 2018 tax return has already been uploaded.				2	B		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.			Reviewer Comment (2020-01-23): SHQM Loan Buyer Comment (2020-01-12): Please review previous responses and clear.	01/23/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Verification initial Closing Disclosure was provided to borrower at least 3 business days prior to closing not in file.			Reviewer Comment (2020-01-13): [Redact] received disclosure tracking indicating the initial CD was received the same day issued. Exception Cleared. Buyer Comment (2020-01-09): Please see the attached evidentiary document confirming the CD was electronically disclosed and acknowledged by the borrower on [Redact].	01/13/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.	The file is missing the 2018 business tax return. Evidence of extension was not provided in file for 2018. The file contained a copy of the 2017 and 2016 1040's and business returns.			Reviewer Comment (2020-01-23): The uploaded document is for personal returns, not for this business return. Please provide the extension for this business return. Buyer Comment (2020-01-12): The 2018 tax extension has already been uploaded.				2	B		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Credit	Income / Employment	Income Documentation	Income Docs Missing:	-	Most recent profit and loss, balance sheet and K-1's are required
Reviewer Comment (2020-01-24): SHQM Loan.

Reviewer Comment (2020-01-23): Please provide the 2018 business returns for the following business's (K-1's in file): [Redact], [Redact], [Redact] and [Redact]

Please provide the 2018 K-1's for the following business's (business returns in file): [Redact]

Please provide 2018 tax return extensions for the following businesses (no 2018 business returns or K-1's in file): [Redact], [Redact], and [Redact]

Please provide the 2017 K-1, for B-1, for [Redact] (only other  [Redact] owner's K-1 is in file).

Buyer Comment (2020-01-12): Please advise what specific business you are missing income documentation for.

															01/24/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership).				Reviewer Comment (2020-01-23): This issue is cleared. Buyer Comment (2020-01-12): Please advise what specific income documentation is missing.	01/23/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Provide date and method of delivery of valuation document			Reviewer Comment (2020-01-15): Utilized cover letter for electronic delivery of appraisal to borrower. Buyer Comment (2020-01-12): This is a duplicate citation. Please review the previous response and clear.	01/15/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Provide date and method of delivery of valuation document			Reviewer Comment (2020-01-15): Utilized cover letter sent with electronic delivery to borrower for the date. Buyer Comment (2020-01-12): This is a duplicate citation. Please see the previous response and clear.	01/15/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	C-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (C-Corp).	Provide 2018 and YTD 2019 P&L's, a 2019 YTD 2019 Balance Sheet and 2017 K-1's, Also provide, as applicable, any W-2's and evidence of YTD salary/pay.			Reviewer Comment (2020-01-23): No Income considered for this entity	01/23/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	Income Method of Calculation	Unable to determine compliance with income requirements due to missing information.	File is lacking 2018 and YTD 2019 P&L's, a 2019 YTD 2019 Balance Sheet and 2017 K-1's, Also provide, as applicable, any W-2's and evidence of YTD salary/pay.			Reviewer Comment (2020-01-23): No Income considered for this entity	01/23/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	Self Employed Financial Strength	Unable to determine compliance with Self Employed income requirements due to missing information.	This is a waterfall exception due to missing income documentation and will be reevaluated when documentation is provided. See underlying issue.			Reviewer Comment (2020-01-23): No Income considered for this entity	01/23/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	Self Employed YTD	Unable to determine compliance with Self Employed income requirements due to missing information.	This is a waterfall exception due to missing income documentation and will be reevaluated when documentation is provided. See underlying issue.			Reviewer Comment (2020-01-23): No Income considered for this entity	01/23/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	The file is missing the 2018 signed personal returns and an extension was provided. The 2018 business tax return has only page 1, provide all pages of the 2018 business tax return.							2	B		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	The file is missing the 2018 signed personal returns and an extension was provided.							2	B		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - C-Corp 1120 Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current C-Corp status using reasonably reliable third-party records.	File is missing 3rd party verification of employment, such as, a CPA letteror other documentation verifying same (verifying time and current employment).			Reviewer Comment (2020-01-23): SHQM Loan	01/23/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - C Corporation 1120	Ability to Repay (Dodd-Frank 2014): Unable to verify C Corp income using reasonably reliable third-party records.	Due to file lacking 2018 signed and dated 2018 1040's (on extension), an audited P&L or most recent (2018) signed and dated 2018 1120 returns. Note: Transcripts came back as having no record.			Reviewer Comment (2020-01-23): SHQM Loan	01/23/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	Based on Application Date, more recent tax returns are due/missing.							2	B		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813174	[Redact]	RCKT2010019				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	Based on Application Date, more recent tax returns are due/missing.							2	B		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813175	[Redact]	RCKT2010028				Compliance	Compliance	Federal Compliance	Commission Pay Stubs	Qualified Mortgage (Dodd-Frank 2014): Copies of signed tax returns for last two (2) years or most recent pay stub not provided for Commission income.	The file is missing the 2018 personal tax returns. Evidence of extension provided in file for 2018.			Reviewer Comment (2020-01-07): Loan file contained paystub after the loan application date, 2018 W-2s 2017 W-2s and 2016 and 2017 tax returns. Buyer Comment (2020-01-02): The application date was prior to the IRS deadline of [Redact] so the 2018 returns were not available as the borrower filed an extension.	01/07/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813175	[Redact]	RCKT2010028				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	The file is missing the 2018 personal tax returns. Evidence of extension provided in file for 2018. The file contained a copy of the 2017 and 2016 1040's.							2	B		[Redact]	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813175	[Redact]	RCKT2010028				Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact].	The file is missing the 2018 personal tax returns. Evidence of extension provided in file for 2018. The file contained a copy of the 2017 and 2016 1040's.							2	B		[Redact]	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813175	[Redact]	RCKT2010028				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.			Reviewer Comment (2020-01-07): SHQM Loan	01/07/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208813175	[Redact]	RCKT2010028				Compliance	Compliance	Federal Compliance	QM Points and Fees	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of [Redact] is in excess of the allowable maximum of[Redact] of the Federal Total Loan Amount. Points and Fees total [Redact] on a Federal Total Loan Amount of [Redact] vs. an allowable total of [Redact] (an overage of [Redact] or [Redact]).	QM Points and Fees threshold exceeded by [Redact] or [Redact]. Lender to issue refund of overage to borrower. Lender to provide copy of refund check and proof of delivery. Provide payment history of loan verifying loan is not 60 days delinquent.			Reviewer Comment (2020-01-06): Lender provided undiscounted rate and fee. Buyer Comment (2020-01-02): see the attached appraisal invoice. Buyer Comment (2020-01-02): see the attached title invoice. Buyer Comment (2020-01-02): see the attached explanation.	01/06/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other
If a creditor or assignee determines after consummation that the total points and fees exceeds the QM Points and Fees limit, but the loan meets the other requirements to be a QM, the QM Points and Fees exception can be cured through a refund including interest at the contract rate from consummation to the date of cure, with the following conditions:
1)      Refund is made within 210 days of consummation;
2)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
3)      The loan is not 60 days delinquent;
4)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer (the creditor or assignee can only take advantage of this cure provision if they maintain policies and procedures for post-consummation review of points and fees and for providing the cure payments); and
5)      The loan was closed on or before January 10, 2021;

Documents Required to Cure
1)      Letter of Explanation
2)      Copy of Refund Check (in the amount of overage plus interest)
3)      Proof of Delivery
4)      Lender/Seller Attestation indicating:
        a)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
        b)      The loan is not 60 days delinquent; and
        c)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer
																									C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208813177	[Redact]	RCKT2010043				Credit	Credit	Credit Documentation	Aged document: Credit Report is more than 90 days prior to the note date.	-				Reviewer Comment (2020-01-13): Can be up to 120 days old. Buyer Comment (2020-01-06): Per our guidelines, credit reports on Jumbo loans are good for 120 days. The credit report was good until [Redact]. Please review and clear this exception.	01/13/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208813177	[Redact]	RCKT2010043				Compliance	Compliance	Federal Compliance	Wages Documentation	Qualified Mortgage (Dodd-Frank 2014): Wages / W-2 income documentation not sufficient.	VVOE not dated within reasonable time frame for this income source.
Reviewer Comment (2020-01-23): Paystub is over 90 days, but within 120 days which is within the lender guides and acceptable.

Reviewer Comment (2020-01-22): This is an appendix q requirement since this is a safe harbor qm designated loan. Exception remains.

Buyer Comment (2020-01-14): Our guidelines allow for a paystub to be dated within 120 days of closing. Please review and clear this condition. Thank you.

Reviewer Comment (2020-01-13): Paystub is over 90 days old at time of close. Exception remains.

Buyer Comment (2020-01-06): The borrower is still working at [Redact], that is why there is no end date. Please review VOE on [Redact] in your loan file.

Buyer Comment (2020-01-06): We are only using the income from [Redact] in order to qualify for the home loan. Please review the VOE on [Redact] in your loan file. This is dated within 10 days of closing. Please note that  [Redact] was Veterans day and is considered to be a holiday.

															01/23/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208813177	[Redact]	RCKT2010043				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - Wages	Ability to Repay (Dodd-Frank 2014): Unable to verify Wages/W-2 income using reasonably reliable third-party records.	VVOE not dated within reasonable time frame for this income source.
Reviewer Comment (2020-01-23): Paystub is over 90 days, but within 120 days which is within lender's guidelines and acceptable.

Reviewer Comment (2020-01-22): This is an appendix q requirement since this is a safe harbor qm designated loan. Exception remains.

Buyer Comment (2020-01-14): Our guidelines allow for a paystub to be dated within 120 days of closing. Please review and clear this condition. Thank you.

Reviewer Comment (2020-01-13): Paystub is over 90 days old at time of close. Exception remains.

Buyer Comment (2020-01-06): Can you please provide clarification on this? There is no self-employment on their 1040s. We provided the VOE within 10 business days of closing and a current paystub. We believe that we have provided everything that we need in order to show this.

															01/23/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208813177	[Redact]	RCKT2010043				Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	General Ability-to-Repay requirements not satisfied.			Reviewer Comment (2020-01-23): Paystub backstopped with recent VOE meets Appendix Q income documentation	01/23/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208813177	[Redact]	RCKT2010043				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
Reviewer Comment (2020-01-23): SHQM Loan

Reviewer Comment (2020-01-22): Loan designation is ATR Fail due to missing income documentation. This exception will be cleared once all other exceptions are cured/cleared. Exception remains.

Buyer Comment (2020-01-14): I believe that I have provided all the documentation needed in order to clear this. Please review.

Reviewer Comment (2020-01-13): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. This exception will be cleared once all other atr exceptions are cured/cleared.

Buyer Comment (2020-01-10): I believe that I have provided all of the documentation to clear this. Please review.

															01/23/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208813177	[Redact]	RCKT2010043				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redact] disclosed an Appraised Property Value that did not match the actual Property Value for the loan.	General Information: Final Closing Disclosure provided on [Redact] disclosed an Appraised Property Value of [Redact] that did not match the actual Property Value of [Redact] for the loan.			Reviewer Comment (2020-01-23): Lender used lower property value per guidelines due to seasoning (property acquired less than one year ago) Reviewer Comment (2020-01-08): Lender used lower property value per guidelines due to seasoning (property acquired less than one year ago) Buyer Comment (2020-01-06): Per the appraisal and title, this property was acquired on [Redact] for [Redact]Due to value seasoning guidelines, we would use the lower of the appraised value or the purchase price within the last 12 months.	01/23/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208813177	[Redact]	RCKT2010043				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Final Closing Disclosure provided on [Redact] did not disclose an amount by which the Total Closing Costs exceeded the legal limit.			Reviewer Comment (2020-01-08): COC -additional documents needed to be recorded	01/08/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208813177	[Redact]	RCKT2010043				Compliance	Compliance	Federal Compliance	TRID Loan Estimate Esign Consent Agreement Timing	ESIGN Act - Loan Estimate provided on [Redact] was electronically provided prior to borrower's consent to receive electronic disclosures. Disclosure will not be used to rebaseline for tolerance purposes and may result in disclosure timing violations.	Loan Estimate provided on [Redact] was electronically provided prior to borrower's consent to receive electronic disclosures. E-consent dated [Redact].			Reviewer Comment (2020-01-08): COC -additional documents needed to be recorded	01/08/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208813177	[Redact]	RCKT2010043				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. Insufficient or no cure was provided to the borrower.	Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. No cure or valid Change of Circumstance was provided to the borrower.			Reviewer Comment (2020-01-08): COC -additional documents needed to be recorded Buyer Comment (2020-01-06): Please review the Re-disclosure Changed Circumstance Document, [Redact] in your file. There was a valid change in circumstance on [Redact] regarding a recording of a subordination agreement. This was disclosed to the borrower in good faith on [Redact] LE. Also on [Redact], there was another valid change in circumstance as the property type changed from a SFR to a PUD. This was disclosed in good faith on the [Redact] LE.	01/08/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208813177	[Redact]	RCKT2010043				Compliance	Compliance	Federal Compliance	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.	VVOE for previous employer does not provide an end date.			Reviewer Comment (2020-01-13): Other employment is still on going. Buyer Comment (2020-01-09): The borrower is still working at [Redact], that is why there is no end dated. Please review [Redact] in your loan file.	01/13/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208813178	[Redact]	RCKT2010052				Credit	Guideline	Guideline Issue	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.		Missing new policy information.
Reviewer Comment (2020-01-14): Lender provided updated policy.

Buyer Comment (2020-01-07): Please review the updated dec page showing the insurance was renewed. Thank you.

Reviewer Comment (2019-12-31): The anticipated next renewal; date is noted as being  [Redact]; however, the CD reflects Borrower POC premium which was the premium for the 2018 and 2019 policy. No evidence was presented confirming the policy was renewed.

Buyer Comment (2019-12-27): Please review the insurance declaration page I just uploaded. It reflects the correct mortgagee clause and the new dates of the insurance showing the renewal was effective as of  [Redact].

															01/14/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208813178	[Redact]	RCKT2010052				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		Hazard Insurance policy lists previous Lender; [Redact]			Reviewer Comment (2019-12-31): Revised dec page with "Lender its successors and assigns" was provided. Buyer Comment (2019-12-27): Please review the insurance declaration page I just uploaded. It reflects the correct mortgagee clause and the new dates of the insurance showing the renewal was effective as of [Redact].	12/31/2019			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208813179	[Redact]	RCKT2010053				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	File does not match designation due to the amount of fees charged exceeds 3%			Reviewer Comment (2020-01-06): Other qm exception cleared.	01/06/2020			1	A		[Redact]	Second Home	Refinance - Limited Cash-out GSE	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208813179	[Redact]	RCKT2010053				Compliance	Compliance	Federal Compliance	QM Points and Fees	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of [Redact] is in excess of the allowable maximum of[Redact] of the Federal Total Loan Amount. Points and Fees total [Redact] on a Federal Total Loan Amount of [Redact] vs. an allowable total of [Redact] (an overage of [Redact] or [Redact]).	QM Points and Fees threshold exceeded by [Redact] or [Redact] Lender to issue refund of overage to borrower. Lender to provide copy of refund check and proof of delivery. Provide payment history of loan verifying loan is not 60 days delinquent.			Reviewer Comment (2020-01-06): Lender provided undiscounted rate and price. Buyer Comment (2020-01-02): see the attached appraisal invoice Buyer Comment (2020-01-02): see the attached title invoice Buyer Comment (2020-01-02): see attached	01/06/2020			1	A		[Redact]	Second Home	Refinance - Limited Cash-out GSE
If a creditor or assignee determines after consummation that the total points and fees exceeds the QM Points and Fees limit, but the loan meets the other requirements to be a QM, the QM Points and Fees exception can be cured through a refund including interest at the contract rate from consummation to the date of cure, with the following conditions:
1)      Refund is made within 210 days of consummation;
2)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
3)      The loan is not 60 days delinquent;
4)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer (the creditor or assignee can only take advantage of this cure provision if they maintain policies and procedures for post-consummation review of points and fees and for providing the cure payments); and
5)      The loan was closed on or before January 10, 2021;

Documents Required to Cure
1)      Letter of Explanation
2)      Copy of Refund Check (in the amount of overage plus interest)
3)      Proof of Delivery
4)      Lender/Seller Attestation indicating:
        a)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
        b)      The loan is not 60 days delinquent; and
        c)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer
																									C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208813180	[Redact]	RCKT2010064				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redact] incorrectly disclosed whether Homeowners Insurance is included in escrow.	The final cd did not disclose correctly whether the home owners insurance is escrowed. CD Homeowners Insurance Included In Escrow = 'N' AND Sum Of Insurance Escrows ([Redact]000).			Reviewer Comment (2019-12-24): Upon further review, the exception is cleared.	12/24/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208813181	[Redact]	RCKT2010079				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	There is no dollar amount noted on the title policy.					Reviewer Comment (2019-12-20): Lender provided a copy of the final title reflecting amount of insurance [Redact] . Buyer Comment (2019-12-19): Please see attached Reviewer Comment (2019-12-18): Title provided still does not show a dollar amount. Exception remains. Buyer Comment (2019-12-16): See attached	12/20/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208813181	[Redact]	RCKT2010079				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.			Reviewer Comment (2019-12-20): Lender provided a copy of the final title.	12/20/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208813183	[Redact]	RCKT20100105				Credit	Loan Package Documentation	Application / Processing	Missing Document: Flood Certificate not provided		Loan file is missing flood certificate.			Reviewer Comment (2019-12-18): Lender provided a copy of the flood cert. Buyer Comment (2019-12-16): see attached	12/18/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208813184	[Redact]	RCKT20100132				Credit	Credit	Credit Documentation	Aged document: Credit Report is more than 90 days prior to the note date.	-				Reviewer Comment (2020-01-16): Is within 90 days. Buyer Comment (2020-01-08): Please clear this exception as it is not valid, [Redact] guidelines allow credit reports to be active for 120 days	01/16/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813184	[Redact]	RCKT20100132				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.				Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Limited Cash-out GSE	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208813185	[Redact]	RCKT20100149				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	No valid COC was found in the file and no cure was provided to the borrowers at closing.			Reviewer Comment (2019-12-19): [Redact] received required documents, exception is cleared.	12/19/2019			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208813187	[Redact]	RCKT20100172				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.	Non escrowed property costs are incorrectly reflected as [Redact] on final CD.			Reviewer Comment (2020-01-07): tax cert confirmed taxes. [Redact]due [Redact] and [Redact]due [Redact] Buyer Comment (2020-01-06): The borrowers non escrowed property costs are properly displayed under the "Non-Escrowed Property Costs over 1 Year" section on page 5/6 of the CD. The costs are displayed here because the borrower closed with an escrow account for the flood insurance.	01/07/2020			1	A		[Redact]	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208813187	[Redact]	RCKT20100172				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redact] incorrectly disclosed whether Homeowners Insurance is included in escrow.	Homeowners insurance premium is not escrowed and reflected correctly on page one of final CD.			Reviewer Comment (2020-01-07): Regraded to EV2-B as the Flood Insurance is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners insurance, but instead was disclosed under other. Buyer Comment (2020-01-06): Page 1 of the CD confirms the [Redact] includes estimated taxes, insurance and assessments. It also confirms the Property taxes and Homeowners insurance are not escrowed but the flood insurance is. The homeowner's insurance is reflected correctly on the CD.				2	B		[Redact]	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208813187	[Redact]	RCKT20100172				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. Insufficient or no cure was provided to the borrower.	Tolerance exceeded by [Redact]. No cure was found on final CD.			Reviewer Comment (2020-01-07): SSPL - borrower shopped for title fees Buyer Comment (2020-01-06): There aren't any fees in the amount of [Redact] on the Closing Disclosure or [Redact] on the Loan Estimates in the file. Please specify which fees are believed to exceed the 10% threshold.	01/07/2020			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208813187	[Redact]	RCKT20100172				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Service Charges. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Title service charges were not previously disclosed to borrower. A valid change of circumstance was not documented in file. No cure found on final CD.			Reviewer Comment (2020-01-07): SSPL - borrower shopped for title fees Buyer Comment (2020-01-06): The title charges are not held to the 0% tolerance guideline because the title company is not affiliated with the lender. The borrower was provided a service provider list on [Redact] and opted to use a title company not on the list or the ABA also provided on [Redact] .	01/07/2020			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208813188	[Redact]	RCKT20100176				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.					Reviewer Comment (2020-01-01): Desk review was provided. Buyer Comment (2019-12-31): Please see attached [Redact] report.	01/01/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	A	A	A	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208813189	[Redact]	RCKT20100188				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		[Redact] provided HOI Dec Page lists Trailing Mortgagees: 1st [Redact] 2nd & 3rd [Redact] not "[Redact]. ISAOA".			Reviewer Comment (2020-01-09): Lender provided a copy of the updated policy. Buyer Comment (2020-01-06): Please see attached.	01/09/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208813192	[Redact]	RCKT20100258				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2020-01-01): Evidence of timely was provided. Buyer Comment (2019-12-31): see the attached letter.	01/01/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208813194	[Redact]	RCKT20100273				Credit	Guideline	Guideline Issue	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.					Reviewer Comment (2019-12-31): Renewal policy good through [Redact] was provide.d Buyer Comment (2019-12-30): see attached	12/31/2019			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208813196	[Redact]	RCKT20100292				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		Mortgagee does not reflect Lender.			Reviewer Comment (2019-12-31): Loss payee reflecting "its successors and assigns" was provided. Buyer Comment (2019-12-30): The declaration page lists the mortgagee clause as [Redact], ISAOA [Redact]. Please see the attached declaration page.	12/31/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	B	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813196	[Redact]	RCKT20100292				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.	The [Redact] county taxes are paid semiannually. The [Redact] insurance is paid annually. This should be a monthly expense of [Redact] and an annual expense of [Redact]. The final CD discloses these numbers as [Redact] per month and [Redact] per year.			Reviewer Comment (2020-01-15): [Redact] received a corrected CD and LOE. Exception Cured. Buyer Comment (2020-01-13): Please see the attached final CD with the correct Post close date. Reviewer Comment (2020-01-06): [Redact] received CD correcting total property costs and LOE. Please provide correct issue date if CD is a PCCD as it is not post dated. If CD provided is the final CD please also provide that information. Buyer Comment (2020-01-03): Please see attached.		01/15/2020		2	B		[Redact]	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208813196	[Redact]	RCKT20100292				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redact] disclosed a Total of Payments that does not match the actual total of payments for the loan.	CD Total Of Payments ([Redact]) < ( Math CD Total Of Payments ([Redact]) - Difference of [Redact].			Reviewer Comment (2019-12-31): [Redact] reviewed exception. Upon further review the exception may be cleared. Buyer Comment (2019-12-30): The TOP is calculated using the following formula: Monthly P&I * Term in months+ Borrower Paid Section D Costs + Prepaid Interest [Redact] * 360 + [Redact] + -[Redact]= [Redact]	12/31/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	B	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208813197	[Redact]	RCKT20100298				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.					Reviewer Comment (2020-01-17): Trailing doc provided exception cleared Buyer Comment (2020-01-09): see attached Reviewer Comment (2019-12-31): Dec page provided at time of loan review was provided again. The lender [Redact] is named; however, ISAOA, ATIMA was not provided. Buyer Comment (2019-12-30): see attached	01/17/2020			1	A		[Redact]	Second Home	Refinance - Rate/Term		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208813198	[Redact]	RCKT20100311				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.				Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	B	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208813198	[Redact]	RCKT20100311				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		Policy document was not updated with current mortgagee.			Reviewer Comment (2020-01-02): Revised Dec apge with updated loss payee clause was provided. Buyer Comment (2019-12-31): see attached	01/02/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		B	B	B	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813198	[Redact]	RCKT20100311				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Reviewer Comment (2020-01-15): Utilized appraisal notice sent electronically with report to gather date.

Reviewer Comment (2020-01-09): Appraisal notice may reflect it was sent [Redact] but it does not mean borrower received same day. Lender needs to provide proof of when borrower downloaded or viewed the report. Exception remains.

Buyer Comment (2020-01-04): The waiver confirms it was delivered online which the borrower gave econsent on [Redact] .

Reviewer Comment (2020-01-02): Received duplicate letter dated  [Redact] evidencing appraisal sent. The presumed date is  [Redact] absent proof of earlier delivery and the closing date was  [Redact]. File does not contain a 3-day waiver.

Buyer Comment (2019-12-31): see attached

															01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		B	B	B	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813198	[Redact]	RCKT20100311				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Date that appraisal was sent to borrower is prior to the date of the appraisal by one day. File contains only one appraisal; however if this was an updated appraisal the original appraisal would be needed for the file as well as proof of when BOTH reports went to the borrower.			Reviewer Comment (2020-01-22): The original and updated appraisals both have a report date of [Redact]. Per the appraisal notice in file the appraisals were sent to the borrower on [Redact], one day prior to report date. Exception remains Buyer Comment (2020-01-16): The original appraisal is attached. The appraisal was updated to reflect the property was not vacant as all pictures and documentation support the primary residence being occupied.				2	B		[Redact]	Primary	Refinance - Rate/Term		B	B	B	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813199	[Redact]	RCKT20100312				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.					Reviewer Comment (2020-01-08): Lender provided updated insurance reflecting lender as mortgagee isaoa. Buyer Comment (2020-01-04): Please review the uploaded trailing document. I have supplied the updated insurance declaration page with the correct mortgagee clause.	01/08/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	B	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208813199	[Redact]	RCKT20100312				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Loan Discount Point Fee was disclosed as [Redact] on the Loan Estimate dated [Redact], and increased to [Redact] on the Final Closing Disclosure. No valid Changed Circumstance provided, nor was there evidence of a cure in file.			Reviewer Comment (2020-01-07): [Redact] received PCCD, LOE, refund check, and shipping label. Exception Cleared. Buyer Comment (2020-01-04): Please review the RE-disclosure History, [Redact] of your loan. There was a valid change in circumstance on [Redact] due to the loan amount increase by [Redact] his was disclosed to the borrower in the new CD on [Redact]. Please see the uploaded trailing document for proof of redisclosure.	01/07/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208813199	[Redact]	RCKT20100312				Property	Appraisal Reconciliation	Value Discrepancy	Loan is missing secondary valuation product required for securitization.		Additionally, the final CD reflected a [Redact] charge for an appraisal review to [Redact].			Reviewer Comment (2020-01-21): Proof of delivery provided. Delivered to borrower [Redact] at 10:13 am. Exception cleared Buyer Comment (2020-01-14): Please see the proof of delivery. Reviewer Comment (2020-01-08): Lender provided pccd, loe and check, but [Redact] tracker reflects only label created and not sent. Lender to provide proof it was delivered to the borrower. Exception remains. Buyer Comment (2020-01-06): A secondary valuation was not required and never completed. We have attached the [Redact]check, new CD, letter to borrower and [Redact] label.	01/21/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	B	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208813199	[Redact]	RCKT20100312				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact]. Sufficient or excess cure was provided to the borrower.	[Redact] received PCCD, LOE, refund check, and shipping label. Exception may be cured once proof of mailing is available.			Reviewer Comment (2020-01-21): Proof of delivery provided, LOX, refund check and corrected CD Buyer Comment (2020-01-17): Please review the trailing document that was uploaded for the other exception. Proof of delivery was provided. Thank you.		01/21/2020		2	B		[Redact]	Primary	Refinance - Rate/Term		C	B	B	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208813201	[Redact]	RCKT20100336				Compliance	Compliance	Federal Compliance	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Earlier receipt was not provided.							2	B		[Redact]	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813202	[Redact]	RCKT20100338				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Cure for 0% tolerance variance not provided. The COC does not address the loan amount changes on the CDs			Reviewer Comment (2020-01-14): re-lock due to DTI greater than 40% Buyer Comment (2020-01-10): see attached Reviewer Comment (2020-01-06): COC provided shows loan amount increased on the [Redact] LE, Points increased on the [Redact] LE. COC in the file shows points went from 2% to [Redact] but no explanation provided. COC required for points increasing on the [Redact] LE. Buyer Comment (2020-01-03): see attached	01/14/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208813203	[Redact]	RCKT20100375				Compliance	Loan Package Documentation	Application / Processing	Missing Document: Missing Lender's Initial 1003					Reviewer Comment (2020-01-17): Lender provided initial 1003. Buyer Comment (2020-01-08): see attached	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208813203	[Redact]	RCKT20100375				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		Only one appraisal in the loan file.			Reviewer Comment (2020-01-17): Lender provided [Redact] report. Buyer Comment (2020-01-08): see attached	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208813203	[Redact]	RCKT20100375				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Services Sales Tax. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Insufficient cure provided.			Reviewer Comment (2020-01-09): [Redact] received required documents, exception is cleared. Buyer Comment (2020-01-08): There is no tolerance violation as this fee was disclosed on the initial LE with no change in the fee.	01/09/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208813203	[Redact]	RCKT20100375				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Insufficient cure provided.			Reviewer Comment (2020-01-09): [Redact] received required documents, exception is cleared. Buyer Comment (2020-01-08): There is no tolerance violation as this fee was disclosed on the initial LE with no change in the fee.	01/09/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208813203	[Redact]	RCKT20100375				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Insufficient cure provided.			Reviewer Comment (2020-01-09): [Redact] received required documents, exception is cleared. Buyer Comment (2020-01-08): There is no tolerance violation as this fee was disclosed on the initial LE with no change in the fee.	01/09/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208813203	[Redact]	RCKT20100375				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Missing HOA verification.			Reviewer Comment (2020-01-17): Lender provided hoa statement. Buyer Comment (2020-01-08): see attached	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208813205	[Redact]	RCKT20100409				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.					Reviewer Comment (2020-01-17): Trailing doc provided with same lender as note with ISAOA included. Exception cleared Buyer Comment (2020-01-09): Please see attached Dec page showing [Redact] as the lender.	01/17/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208813206	[Redact]	RCKT20100416				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redact] not received by borrower at least four (4) business days prior to closing.	Revised Loan Estimate provided on [Redact] not received by borrower at least four (4) business days prior to closing.
Reviewer Comment (2020-01-24): Exception regraded to EV2-B, based on subsequent LE provided to the consumer at least 4 days prior to consummation.

Reviewer Comment (2020-01-21): Exception regraded to EV2-B, based on subsequent LE provided to the consumer at least 4 days prior to consummation.

Reviewer Comment (2020-01-14): The provided documentation shows the [Redact] LE as received on [Redact].  The [Redact] LE shows "N/A," under the acknowledged date.  Documentation of receipt of the [Redact] LE, or attestation letter on the day of receipt of the [Redact] LE required to clear.

Buyer Comment (2020-01-10): The evidentiary confirms the [Redact] LE was delivered to the borrower online through portal that only the borrower and [Redact] has access to. Please escalate issue for review as this similar condition has been cleared.

Reviewer Comment (2020-01-07): The LE at issue is the [Redact] LE.  Please provide proof of receipt in order to clear.

Buyer Comment (2020-01-06): See the attached evidentiary to confirm the  [Redact] Final LE was received 4 days prior to consummation.

																		2	B		[Redact]	Primary	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813206	[Redact]	RCKT20100416				Compliance	Compliance	Federal Compliance	Federal LO Compensation Dual Compensation Dodd Frank	Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.	Loan Originator compensation received from both a consumer and person other than consumer.			Reviewer Comment (2020-01-13): Underwriting fee paid to lender and third party paid [Redact]of the broker compensation. Buyer Comment (2020-01-06): The fee was not paid by the closing agent, but the borrower received [Redact]credit from the closing agent for the transaction. The funds were allocated to the broker compensation.	01/13/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208813207	[Redact]	RCKT20100432				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Not valid change of circumstance was provided for the increase from [Redact] on the LEs to [Redact] on the CDs and no cure was provided to the borrower at closing.			Reviewer Comment (2020-01-08): COC - Comp plan changed - cost of the loan decreased for the borrower valid change	01/08/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208813208	[Redact]	RCKT20100438				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		Hazard declaration page reflects prior Lender.			Reviewer Comment (2020-01-06): Document #137 was found in the 'other' section that requested the change to [Redact]., ISAOA. Buyer Comment (2020-01-06): see attached	01/06/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208813209	[Redact]	RCKT20100448				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of [Redact].	Lender Credit initially disclosed a higher amount than what was provided to the borrower on the Final CD.			Reviewer Comment (2020-01-09): Upon further review, the exception is cleared. Buyer Comment (2020-01-07): Please review the Re-disclosure history document, [Redact] in your loan file. On [Redact] there was a valid change in circumstance because of the loan amount being lowered from [Redact]to [Redact]This lowered the lender credit baseline to [Redact]This was disclosed to the borrower in good faith on the Final lender credit ended up being [Redact]per the Final CD.	01/09/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208813209	[Redact]	RCKT20100448				Compliance	Compliance	Federal Compliance	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [Redact], prior to three (3) business days from transaction date of [Redact].	RTC does not provide sufficient time to the borrower before the expiration date.			Reviewer Comment (2020-01-14): Loan closed [Redact] Buyer Comment (2020-01-07): The closing date of the loan is on [Redact], not [Redact]. Please review the final CD [Redact] in your loan file.	01/14/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208813209	[Redact]	RCKT20100448				Compliance	Compliance	Federal Compliance	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	RTC disclosed incorrect expiration date.			Reviewer Comment (2020-01-14): Loan closed [Redact] Buyer Comment (2020-01-07): The Notice of Right to Cancel shows the correct date. It shows that the right to cancel must be received no later than the third business day at midnight. Please review and clear this exception.	01/14/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208813209	[Redact]	RCKT20100448				Compliance	Compliance	State Compliance	[Redact] Ability to Repay Not Verified	[Redact] SB270: Borrower's ability to repay not verified with reliable documentation.				Reviewer Comment (2020-01-14): Income documentation in file. Buyer Comment (2020-01-07): This appears to be an invalid exception. If we are missing something can you please provide the details of what is missing. Thank you.	01/14/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208818097	[Redact]	RCKT2010012				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Borrower Paid Other Costs Total Section H	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] disclosed Total Other Fees (Section H) that does not match sum of fees.	Final Closing Disclosure Sec H reflects total fee charge of [Redact] however the calculated sum of the fees listed in the section are [Redact].			Reviewer Comment (2020-01-06): Upon further review, the exception is cleared. Buyer Comment (2020-01-04): Please review the additional cost for Title-Owners Title Policy for [Redact]on page 2b on closing disclosure. Buyer Comment (2020-01-04): Please review the additional cost for Title-Owners Title Policy for [Redact]	01/06/2020			1	A		[Redact]	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208818097	[Redact]	RCKT2010012				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Costs Subtotals Borrower Paid - At Closing	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] disclosed Total Closing Costs (Paid by Borrower at Closing) that does not match sum of fees.	Final Closing Disclosure reflects a subtotal paid by borrower at closing of [Redact] however the calculated sum of total paid costs at closing is [Redact].			Reviewer Comment (2020-01-06): Upon further review, the exception is cleared. Buyer Comment (2020-01-04): Please review the additional cost for Title-Owners Title Policy for [Redact]on page 2b on closing disclosure.	01/06/2020			1	A		[Redact]	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208818097	[Redact]	RCKT2010012				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redact] disclosed a Finance Charge that does not match the actual finance charge for the loan.	Final Closing Disclosure reflects Finance Charges of [Redact]; calculated Finance Charges are [Redact].			Reviewer Comment (2020-01-06): Upon further review, the exception is cleared. Buyer Comment (2020-01-04): itemization of amount financed. Buyer Comment (2020-01-04): cd addendum Buyer Comment (2020-01-04): See the attached CD addendum to confirm non‐borrower paid fees excluded from the finance charge. In addition, see the attached itemization of the amount financed to see the fees included in the cost. If any discrepancy, please provide testing to confirm fees included in testing.	01/06/2020			1	A		[Redact]	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208818097	[Redact]	RCKT2010012				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure for 0% tolerance violation of [Redact] was not provided.			Reviewer Comment (2020-01-06): Upon further review, the exception is cleared.	01/06/2020			1	A		[Redact]	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208818097	[Redact]	RCKT2010012				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the LE.			Reviewer Comment (2020-01-06): Upon further review, the exception is cleared. Buyer Comment (2020-01-04): The initial LE confirms the [Redact]appraisal review fee was disclosed for the [Redact] obtained. This fee reflects on the CD as well.	01/06/2020			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208818098	[Redact]	RCKT2010014				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower prior to closing was not provided.
Reviewer Comment (2020-01-22): Trailing doc provided exception cleared

Buyer Comment (2020-01-16): Please see the attached appraisal cover letter for the initial appraisal dated [Redact]

Buyer Comment (2020-01-13): The presumed delivery date should not be [Redact] as the doc previously provided confirms the appraisal and cover letter was delivered  to the client electronically on [Redact]  There is no 3 day "mailbox rule" to consider in this instance.  Please clear the citation.

Reviewer Comment (2019-12-31): The letter dated  [Redact] was previously reviewed. The presumed received date is  [Redact]. Closing occurred  [Redact]. Please provide evidence of earlier delivery and waiver if applicable.

Buyer Comment (2019-12-30): Please see attached.

															01/22/2020			1	A		[Redact]	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208818098	[Redact]	RCKT2010014				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower prior to closing was not provided.			Reviewer Comment (2020-01-22): Trailing doc provided exception cleared Buyer Comment (2020-01-13): Please clear this duplicate citation. Reviewer Comment (2019-12-31): The letter dated [Redact] was previously reviewed. The presumed received date is [Redact]. Closing occurred [Redact]. Please provide evidence of earlier delivery and waiver if applicable. This exception is for the secondary valuation. Buyer Comment (2019-12-30): Please see attached.	01/22/2020			1	A		[Redact]	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208818099	[Redact]	RCKT2010081				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	No dollar amount entered for exceeding the legal limit			Reviewer Comment (2020-01-07): COC - credit re-ordered	01/07/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208818099	[Redact]	RCKT2010081				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.			Reviewer Comment (2020-01-07): Fee was disclosed on the LE - reconciled to section b Buyer Comment (2020-01-04): The settlement closing fee of [Redact]was disclosed on the initial LE and remained on the final CD.	01/07/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208818099	[Redact]	RCKT2010081				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.			Reviewer Comment (2020-01-07): COC - credit re-ordered Buyer Comment (2020-01-04): The credit was required to be repulled because the previous report expired on [Redact] . see the attached redisclosure history on [Redact] for disclosure.	01/07/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208818099	[Redact]	RCKT2010081				Credit	Credit	Credit Eligibility	Guideline Issue: Derogatory consumer credit outside of credit guidelines		Lender Guidelines require : Non-Derogatory Disputed Accounts: Account(s) that are NOT a collection, charge-off or judgment can remain in dispute as long as the account(s) has both: 1) A zero balance OR is paid current 2) 0x30 in past 24 months Credit report reflects a [Redact] balance for disputed account.			Reviewer Comment (2020-01-08): Account is current and had no lates in the last 24 months. Buyer Comment (2020-01-04): There are no lates within past 24 months and no past due balance so the dispute does not need to be removed.	01/08/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208818099	[Redact]	RCKT2010081				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208818099	[Redact]	RCKT2010081				Property	Appraisal Reconciliation	Value Discrepancy	Loan is missing secondary valuation product required for securitization.		UCDP Submission is a 3.0. Secondary appraisal required.			Reviewer Comment (2020-01-08): [Redact] in file. Buyer Comment (2020-01-04): see attached	01/08/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208818100	[Redact]	RCKT20100135				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by [Redact] due to addition of several fees which were not previously disclosed. No valid COC provided, nor evidence of cure in file.			Reviewer Comment (2020-01-09): [Redact] received required documents, exception is cured. Buyer Comment (2020-01-07): Please see attached redisclosure with copy of the check, the letter to the client and the proof of deliver via the [Redact] letter. Also, please note that we escilated this issue via email with [Redact] We confirmed that the amoutn of the cure owed is [Redact]		01/09/2020		2	B		[Redact]	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208818100	[Redact]	RCKT20100135				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. Sufficient or excess cure was provided to the borrower.	[Redact] received required documents, exception is cured.							2	B		[Redact]	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208818101	[Redact]	RCKT20100169				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification of appraisal being provided to borrower not in file.			Reviewer Comment (2019-12-31): Evidence of timely delivery was provided. Buyer Comment (2019-12-30): see attached	12/31/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208818101	[Redact]	RCKT20100169				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification of appraisal being provided to borrower not in file.			Reviewer Comment (2019-12-31): Evidence of timely delivery was provided. Buyer Comment (2019-12-30): see attached	12/31/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208818101	[Redact]	RCKT20100169				Credit	Guideline	Guideline Issue	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.					Reviewer Comment (2020-01-09): Lender provided renewal policy. Buyer Comment (2020-01-06): see attached	01/09/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208818104	[Redact]	RCKT20100223				Compliance	Loan Package Documentation	Application / Processing	Missing Document: Missing Lender's Initial 1003					Reviewer Comment (2020-01-08): Lender provided initial 1003. Buyer Comment (2020-01-04): Please see attached	01/08/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208818104	[Redact]	RCKT20100223				Compliance	Compliance	Federal Compliance	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.	Borrower has two year history 1040;s 1120;s etc...			Reviewer Comment (2020-01-08): Lender provided third party documentation with employment date verification. Buyer Comment (2020-01-04): Please see attached 2018 1040. Schedule E shows [Redact]. This completes 2 year history. Please clear this condition. Buyer Comment (2020-01-04): Please see attached 2017 1040. Schedule E shows [Redact]	01/08/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208818104	[Redact]	RCKT20100223				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Borrower provided appraisal waiver less than three (3) business days prior to consummation.	Appraisal waiver signed at close.			Reviewer Comment (2020-01-08): Lender provided waiver signed prior to close. Buyer Comment (2020-01-04): Please see attached appraisal delivery waiver signed by the borrower on [Redact]	01/08/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208818104	[Redact]	RCKT20100223				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Borrower provided appraisal waiver less than three (3) business days prior to consummation.	Appraisal waiver signed at close.			Reviewer Comment (2020-01-22): Copy of the waiver signed prior to closing was provided	01/22/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208818104	[Redact]	RCKT20100223				Compliance	Compliance	State Compliance	[Redact] Home Loan (Ability to Repay not Verified)	[Redact] Home Loan (HB1322): Borrower's ability to repay not verified with reliable documentation.	Missing third party verification employment.			Reviewer Comment (2020-01-08): Lender provided third party verification. Buyer Comment (2020-01-04): Please see attached RES report showing business as valid and active in borrower's name.	01/08/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208818104	[Redact]	RCKT20100223				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	No cure was provided.			Reviewer Comment (2020-01-06): [Redact] received [Redact] COC. Exception Cleared. Buyer Comment (2020-01-04): Please see attached,	01/06/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208818105	[Redact]	RCKT20100247				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Fee not disclosed on initial LE and file did not contain a valid COC or evidence of a cure.			Reviewer Comment (2020-01-06): COC provided	01/06/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208818105	[Redact]	RCKT20100247				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Increase to fee not supported by a valid COC and file did not contain evidence of a cure.			Reviewer Comment (2020-01-06): COC - credit re-pulled for re-scoring Buyer Comment (2020-01-03): Please review the RE-disclosure History document, [Redact] in your loan file. There was a valid change in circumstance on [Redact] because of a new credit report that was pulled. At that time the loan was also changed from a 30-year Conforming loan to a 30-year Jumbo loan. The reason for the credit pull was to increase the credit score over 700.	01/06/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208818105	[Redact]	RCKT20100247				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Fee increased with no valid COC or evidence of a cure in the loan file.			Reviewer Comment (2020-01-06): COC - loan amount increased Buyer Comment (2020-01-03): Please review the RE-disclosure History document, [Redact] in your loan file. There was a valid change in circumstance on [Redact] with the change of the loan amount from [Redact]to [Redact]This change the amount of the transfer taxes that were owed at the time of closing. This was disclosed to the borrower in good faith on the [Redact] LE.	01/06/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208818106	[Redact]	RCKT20100248				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	The loan file was missing documentation to verify the taxes on the [Redact] property and to verify the taxes and HOA dues on the [Redact] property.			Reviewer Comment (2020-01-01): Tax verification was provided for 10709 [Redact]. Tax, Ins and HOA from schedule E along with PI payment from credit report to confirm obligation for [Redact], Buyer Comment (2019-12-31): For the property [Redact], see the attached document for taxes. For the property [Redact] the 2018 Schedule E confirms the annual taxes of [Redact]and statement 1 on page 18 of the 2018 1040 tax returns confirms the HOA of [Redact]	01/01/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208818108	[Redact]	RCKT20100281				Compliance	Compliance	Federal Compliance	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp).				Reviewer Comment (2020-01-16): P&L provided. Buyer Comment (2020-01-08): Profit/Loss and Balance Sheets for both business were submitted on other citations. Please review and clear or provide more clarification on what is being requested here	01/16/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208818108	[Redact]	RCKT20100281				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.	There was a transposition error for the monthly HOI costs. Lender used [Redact] instead of [Redact]			Reviewer Comment (2020-01-17): [Redact] received a corrected CD and LOE. Exception Cured. Buyer Comment (2020-01-15): See attached		01/17/2020		2	B		[Redact]	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208818108	[Redact]	RCKT20100281				Credit	Income / Employment	Income Documentation	Income Docs Missing:	-	P&L Statements were not provided and required by guidelines. Provide P&L Statements for both companies.			Reviewer Comment (2020-01-16): P&L in file. Buyer Comment (2020-01-08): PLease see attached	01/16/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208818108	[Redact]	RCKT20100281				Compliance	Compliance	Federal Compliance	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.	This party verification does not confirm start date.							2	B		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208818109	[Redact]	RCKT20100302				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Cure for 0% tolerance variance of [Redact] for Credit report fee not provided.			Reviewer Comment (2020-01-06): COC - credit supplement required Buyer Comment (2020-01-03): see attached	01/06/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208818109	[Redact]	RCKT20100302				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2020-01-06): Documentation uploaded verifying appraisal provided to the client [Redact]. Buyer Comment (2020-01-03): see attached	01/06/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208818110	[Redact]	RCKT20100305				Credit	Insurance	Insurance Analysis	The Hazard Insurance Policy effective date is after the Transaction Date.		The homeowner's insurance declarations page in the file verified an effective date of [Redact] which is after the consummation date of [Redact]. Provide a revised homeowner's insurance declaration page or policy verifying coverage in effect at or prior to consummation.			Reviewer Comment (2020-01-02): Revised dec page reflecting effective date of [Redact], which is at or prior to loan closing was provided. Buyer Comment (2019-12-31): Please see attached.	01/02/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208818110	[Redact]	RCKT20100305				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Fee disclosed was last disclosed as [Redact] on LE but disclosed as [Redact] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Reviewer Comment (2020-01-08): [Redact] reviewed  [Redact] COC. Exception Cleared.

Buyer Comment (2020-01-06): For clarity, the client did not pay additional points to secure the lower rate. The Yield spread premium was reduced when the rate was locked on  [Redact] causing the origination to increase. Please see the screenshots for more information.

Reviewer Comment (2020-01-02): A valid change of circumstance was not provided. Client response was the rate was locked at  [Redact] versus initial disclosed rate of  [Redact] and Borrower bought the rate down. However, the LE nor final CD reflects discount points to buy the rate down.

Buyer Comment (2019-12-31): The  [Redact] was disclosed when the interest rate was still floating at  [Redact] The borrower chose to lock the rate at  [Redact] which caused the origination to increase. This increase was properly disclosed on  [Redact] LE. No cure is required as the increase in costs was caused by the borrower's choice to buy down the rate and the increase was properly disclosed on the LE.

															01/08/2020			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208818111	[Redact]	RCKT20100307				Credit	Income / Employment	Income Documentation	Income Docs Missing:	-	missing the P& L, balance sheet and third party verification of business.			Reviewer Comment (2020-01-09): Lender supplied post close documentation. Cleared condition as system already has exceptions for what is required so this exception was not necessary. Reviewer Comment (2020-01-09): Lender provided P&L and Balance Sheet. Buyer Comment (2020-01-08): Please review the P&L, Balance Sheet and third-party verification from the state of Washington Website.	01/09/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208818111	[Redact]	RCKT20100307				Compliance	Compliance	Federal Compliance	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.	Third party verification of borrower's employment dates and status of business was not provided.			Reviewer Comment (2020-01-12): Minor loss offset against positive income Buyer Comment (2020-01-08): We qualified the co-borrower with a self-employment loss. Because of this, a two-year work history should not be required.	01/12/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208818111	[Redact]	RCKT20100307				Compliance	Compliance	Federal Compliance	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp).	Third party verification of borrower's employment dates and status of business was not provided.			Reviewer Comment (2020-01-12): Minor loss offset against positive income Reviewer Comment (2020-01-09): Cleared in error. Lender submitted post close documentation. Reviewer Comment (2020-01-09): Lender provided P&L and Balance Sheet. Buyer Comment (2020-01-08): This was qualified as a self-employment loss on the loan file. I did provide the document from the state of [Redact] website that shows the status of the business.	01/12/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208818111	[Redact]	RCKT20100307				Compliance	Compliance	Federal Compliance	Self Employed - Implicit Adherence	Qualified Mortgage (Dodd-Frank 2014): Self Employed borrower's loan file contained tax returns that are not signed/dated, but the loan file contains the tax transcripts to evidence the tax returns were signed/dated at time of submission to the IRS.				Reviewer Comment (2020-01-09): Lender provided signed copy. Buyer Comment (2020-01-06): Please review the signed 2017/2018 1040's.	01/09/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208818111	[Redact]	RCKT20100307				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - S-Corp Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current S-Corp status using reasonably reliable third-party records.				Reviewer Comment (2020-01-12): Minor loss offset against positive income Reviewer Comment (2020-01-09): Cleared in error. Lender submitted post close documentation. Reviewer Comment (2020-01-09): Lender provided P&L and Balance Sheet. Buyer Comment (2020-01-08): Please review the uploaded trailing document from [Redact]	01/12/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208818111	[Redact]	RCKT20100307				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.	Final CD shows a [Redact]/year HOA fee, however the loan was underwritten as a SFR, with no indication of HOA on appraisal, nor title and no PUD rider added to the SI.			Reviewer Comment (2020-01-06): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2020-01-04): Please review the updated CD being sent to the borrower removing the [Redact] a year in HOA dues. The document has been uploaded as a trailing document.		01/06/2020		2	B		[Redact]	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208818111	[Redact]	RCKT20100307				Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	missing third party verification of business			Reviewer Comment (2020-01-12): Minor loss offset against positive income Reviewer Comment (2020-01-09): Cleared in error. Lender submitted post close documentation. Reviewer Comment (2020-01-09): Other atr exceptions cleared.	01/12/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208818111	[Redact]	RCKT20100307				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	missing third party verification of business			Reviewer Comment (2020-01-12): SHQM Loan Reviewer Comment (2020-01-09): Cleared in error. Lender submitted post close documentation. Reviewer Comment (2020-01-09): Other atr exceptions cleared. Buyer Comment (2020-01-08): Please review the uploaded response. I believe I have supplied everything that should be required to clear this.	01/12/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208818111	[Redact]	RCKT20100307				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		insurance shows prior lender as mortgagee			Reviewer Comment (2020-01-09): Lender provided updated insurance reflecting lender as mortgagee isaoa. Buyer Comment (2020-01-04): Please review the uploaded trailing document. I have supplied the updated insurance declaration page with the correct mortgagee clause.	01/09/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208818113	[Redact]	RCKT20100316				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redact] disclosed a Total of Payments that does not match the actual total of payments for the loan.	Disclosure reflects TOP of [Redact] but calculated TOP of [Redact] Variance = [Redact]			Reviewer Comment (2020-01-07): [Redact] reviewed exception. Upon further review the exception may be cleared. Buyer Comment (2020-01-04): [Redact] Please see the TOP calculation we have as it appears to be correct. TOP = Monthly P&I * Term in months + Borrower Paid Section D Costs + Prepaid Interest TOP = [Redact]= [Redact] * 360 + [Redact] + ( [Redact])	01/07/2020			1	A		[Redact]	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208818113	[Redact]	RCKT20100316				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Fee disclosed was last disclosed as [Redact] on LE but disclosed as [Redact] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.			Reviewer Comment (2020-01-07): [Redact] received [Redact] COC. Exception Cleared.	01/07/2020			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208818114	[Redact]	RCKT20100317				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Loan Discount Points Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.			Reviewer Comment (2020-01-03): [Redact] received [Redact] COC. Exception Cleared. Buyer Comment (2020-01-02): The loan amount increased from [Redact]to [Redact]causing an increase in the loan discount points. See the attached redisclosure history for [Redact] .	01/03/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208818114	[Redact]	RCKT20100317				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Credit Report Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.			Reviewer Comment (2020-01-03): [Redact] received [Redact] COC. Exception Cleared. Buyer Comment (2020-01-02): see the attached supplement. Buyer Comment (2020-01-02): A credit supplement was obtained to confirm the debt with loan care 3 and [Redact] was not an obligation of the borrower. See the attached redisclosure history for [Redact] and the attached supplement.	01/03/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208818114	[Redact]	RCKT20100317				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Title - Lender's Title Insurance Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower			Reviewer Comment (2020-01-03): [Redact] received [Redact] COC. Exception Cleared. Buyer Comment (2020-01-02): The loan amount increased from [Redact]to [Redact]causing an increase in the title fee. See the attached redisclosure history for [Redact] . Buyer Comment (2020-01-02): The loan amount increased from [Redact]to [Redact]causing an increase in the transfer tax. See the attached redisclosure history for [Redact] .	01/03/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208818114	[Redact]	RCKT20100317				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Transfer Tax Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.
Reviewer Comment (2020-01-07): COC -transfer tax increase as unpaid balance changed on current loan.. In [Redact] refinance transaction transfer tax paid based on new money

Buyer Comment (2020-01-04): The state transfer tax is affected by the unpaid balance from the current mortgage. On the  [Redact], the balance was updated to [Redact] which reflects on the CIC history.

Reviewer Comment (2020-01-03): [Redact] received [Redact] COC however the fee increased to [Redact] he [Redact] disclosure increased the fee to  [Redact]The COC indicates increased unpaid balance however transfer tax is based on loan amount or sales price. Please provide a corrected CD, LOE, refund check, and proof of mailing to cure.

Buyer Comment (2020-01-02): The loan amount increased from  [Redact]to  [Redact]causing an increase in the transfer tax. See the attached redisclosure history for [Redact] .

															01/07/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208818117	[Redact]	RCKT20100339				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Binding LE disclosed Loan Discount Points of [Redact] and Final CD disclosed [Redact]Cure for 0% tolerance violation variance of [Redact] not provided.			Reviewer Comment (2020-01-06): [Redact] received COCs. exception Cleared. Buyer Comment (2020-01-04): see attached	01/06/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208818117	[Redact]	RCKT20100339				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Binding LE disclosed Lenders Title Insurance of [Redact] and Final CD disclosed [Redact]. Cure for 0% tolerance violation variance of [Redact] not provided.			Reviewer Comment (2020-01-06): [Redact] received COCs. exception Cleared. Buyer Comment (2020-01-04): See the attached redisclosure history to confirm the increase in the title fees. On [Redact] the loan amount increased from [Redact] to [Redact] and on [Redact]the property type switched from Single family to PUD which caused an title endorsement cost increase.	01/06/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208818119	[Redact]	RCKT20100395				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redact] not received by borrower at least four (4) business days prior to closing.	Missing evidence LE received by borrower at least four (4) business days prior to closing.
Reviewer Comment (2020-01-15): Exception regraded to EV2-B, based on subsequent LE provided to the consumer at least 4 days prior to consummation.

Reviewer Comment (2020-01-10): [Redact] reviewed exception. The exception is regarding the [Redact] LE only. If receipt date is not indicated the mailbox rule is applied. Unable to address exception as earlier receipt for the LE is not indicated.

Buyer Comment (2020-01-08): The LE is considered to have been delievered as soon as it was made available electronically. The borrower gave consent to receive documents electronically on [Redact]. Also, the LE delivered on [Redact] was acknowledged the same day because it was also electronic. The [Redact] LE also negates the [Redact] LE as this was the new baseline. Please clear this condition.

Reviewer Comment (2020-01-06): Document provided does not state when the [Redact] LE was received thus the mailbox rule being used which would have a receipt date of [Redact].  Confirmation of receipt for the [Redact] LE required.

Buyer Comment (2020-01-03): Please see attached evidentiary document showing the LE was delivered electronically. The borrower provided e-consent. The LE was provided [Redact] and the closing was [Redact]. Please clear this condition

																		2	B		[Redact]	Primary	Refinance - Limited Cash-out GSE	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208818121	[Redact]	RCKT20100425				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.					Reviewer Comment (2020-01-17): RCE received. Exception cleared Buyer Comment (2020-01-09): see attached	01/17/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208818121	[Redact]	RCKT20100425				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.					Reviewer Comment (2020-01-17): Trailing doc provided exception cleared Buyer Comment (2020-01-09): see attached	01/17/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208818121	[Redact]	RCKT20100425				Compliance	Compliance	Federal Compliance	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.	The borrower has had numerous employers in the past several years. The current employment has 1 months duration, previous to this, he was self employed with no dates of employment.			Reviewer Comment (2020-01-17): Third party verification found in file for self employment. Exception cleared Buyer Comment (2020-01-09): The following VVOEs were in the file to confirm history. [Redact]: [Redact] - [Redact] [Redact]: [Redact] -[Redact] [Redact]: [Redact] - [Redact] [Redact]. [Redact] - Current	01/17/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208818121	[Redact]	RCKT20100425				Compliance	Compliance	Federal Compliance	Self Employed - Implicit Adherence	Qualified Mortgage (Dodd-Frank 2014): Self Employed borrower's loan file contained tax returns that are not signed/dated, but the loan file contains the tax transcripts to evidence the tax returns were signed/dated at time of submission to the IRS.	The 2018 returns are signed, the 2017 returns are not signed			Reviewer Comment (2020-01-17): Trailing doc provided. Exception cleared Buyer Comment (2020-01-09): see attached	01/17/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208818121	[Redact]	RCKT20100425				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of [Redact].	The lender took the credit off and paid the borrowers closing costs on the final CD			Reviewer Comment (2020-01-13): confirmed additional [Redact]provided in principle reduction on page 3 of the Final CD Buyer Comment (2020-01-09): The borrower received [Redact] in credits. [Redact] in credits were applied to costs and [Redact]in credits were applied to the principal. The principal reduction is shown on page 3 of the final closing disclosure.	01/13/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208818121	[Redact]	RCKT20100425				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Loan amount change from [Redact] to [Redact] was the reason the broker fee changed, no change of circumstance form located in the file			Reviewer Comment (2020-01-13): COC - loan amount increase Buyer Comment (2020-01-09): see attached	01/13/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208818121	[Redact]	RCKT20100425				Compliance	Compliance	Federal Compliance	Right of Rescission Timing - Note Date used as Transaction Date	Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Date for Notary was not listed on the Security Instrument.			Reviewer Comment (2020-01-17): Trailing doc provided. Exception cleared Buyer Comment (2020-01-10): see the attached document to confirm notary date.	01/17/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208818122	[Redact]	RCKT20100426				Credit	Hazard Insurance	Insufficient Coverage	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___	Coverage is insufficient.			Reviewer Comment (2020-01-06): HOI with USAA includes an additional 25% replacement cost coverage. Total coverage of [Redact]is sufficient to cover the loan amount of [Redact] Buyer Comment (2020-01-06): Please see attached	01/06/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208818122	[Redact]	RCKT20100426				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.					Reviewer Comment (2020-01-06): Duplicate Exception...HOI with USAA includes an additional 25% replacement cost coverage. Total coverage of [Redact]is sufficient to cover the loan amount of [Redact] Buyer Comment (2020-01-06): Please see attached	01/06/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208818123	[Redact]	RCKT20100476				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Credit Report Fee disclosed on the initial LE was [Redact] but disclosed as [Redact] on the Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure in file.			Reviewer Comment (2020-01-08): COC - credit supplement ordered	01/08/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208827306	[Redact]	RCKT2010013				Compliance	Compliance	Federal Compliance	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.	Self employment started [Redact]			Reviewer Comment (2019-12-20): Although the emplioyment dates for the minor loss are not confirmed, the current employer and prior full time employer both are verrified with start dates and End dates for the prior employer.	12/20/2019			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208827306	[Redact]	RCKT2010013				Compliance	Compliance	Federal Compliance	TRID Interim Closing Disclosure Timing	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on [Redact] contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation	Interim CD issued [Redact] was not received by the borrower at least 3 days prior to the loan closing.			Reviewer Comment (2019-12-24): [Redact] received required documents, exception is cleared. Buyer Comment (2019-12-23): Subject property is located in [Redact] where it is acceptable to close the next day. Only in Wyoming you need to wait 3 full business days to close.	12/24/2019			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208827307	[Redact]	RCKT2010044				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		Policy provided still lists previous lender. Post-close update request was sent to Travelers Insurance with correct mortgagee clause on [Redact].			Reviewer Comment (2019-12-23): Lender provided updated policy reflecting lender as mortgagee with isaoa. Buyer Comment (2019-12-20): Please see attached HOI documentation listing [Redact] as the lender.	12/23/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	B	A	A	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208827307	[Redact]	RCKT2010044				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		Final Closing Disclosure reflected a fee of [Redact] for an appraisal review.
Reviewer Comment (2020-01-22): Proof of delivery received.  Delivered [Redact]  Exception cleared.

Buyer Comment (2020-01-22): Please see attached correct proof of delivery.

Reviewer Comment (2020-01-22): Shipping label is to [Redact] with tracking number ending in [Redact]
Tracking details provided have a tracking number ending in [Redact] and delivered to [Redact].  Exception remains.

Buyer Comment (2020-01-13): Please see attached proof of delivery

Reviewer Comment (2020-01-08): Have ucdp report reflecting a score of 2. PCCD in file reflecting lender refunded the  [Redact]with letter of explanation and copy of check. [Redact] tracker reflects label only created and not sent. Lender to provide proof the pccd, loe and check were delivered to the borrower. Exception remains.

Buyer Comment (2020-01-04): [Redact] less than 2.5 is the secondary evaluation for securitization. Please clear this condition.

Reviewer Comment (2019-12-31): The file was missing a copy of the secondary valuation, required on all securitized loans.

Buyer Comment (2019-12-26): Please see attached redisclosure package showing  [Redact]check to client to cure this condition. Per guideline, only an appraisal is required. LTV is under 80%, Primary residence, Loan amount is less than [Redact], and it is not a multi-unit property.

															01/22/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	B	A	A	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208827308	[Redact]	RCKT2010073				Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Provided Affiliated Business Arrangement Disclosures are not signed by borrower.			Reviewer Comment (2020-01-14): Lender provided proof of the borrower's electronic receipt of the ABA Disclosure. Buyer Comment (2020-01-13): see attached Reviewer Comment (2020-01-09): Lender provided signature affidavit from close. Need proof the actual disclosure was signed. Exception remains. Buyer Comment (2020-01-04): Please see executed signature name affidavit attached	01/14/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208827308	[Redact]	RCKT2010073				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.	Lender Calculated Monthly Costs HOI [Redact] + Taxes [Redact] + HOA [Redact] = [Redact] x 12 = [Redact]; however, Audit Calculated Monthly Costs HOI [Redact] + Taxes [Redact] + HOA [Redact] = [Redact] x 12 = [Redact]; Note: [Redact]HOI Dec Page reflects [Redact] subject annual premium / 12 months = [Redact]; [Redact] appears to be a rounded figure.
Reviewer Comment (2020-01-17): [Redact] received a corrected CD and LOE. Exception Cured.

Buyer Comment (2020-01-15): See attached

Reviewer Comment (2020-01-07): Property taxes appear to be correct based on Final 1003.  Discrepancy is from HOI [Redact] using [Redact] annually or  [Redact]/ month while lender appears to be using  [Redact]and HOA of  [Redact]/ month while lender is using [Redact] / month

Buyer Comment (2020-01-04): The discrepancy comes from the amount of taxes which you are using. The tax cert on file confirms [Redact]  which is base of [Redact] and interest/penalty of  [Redact]that also needs to be included

																01/17/2020		2	B		[Redact]	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208827309	[Redact]	RCKT20100104				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. Insufficient or no cure was provided to the borrower.	Cure for 10% tolerance violations in the amount of [Redact] was not provided. Provide a post-close CD disclosing the tolerance cure of [Redact], copy the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.			Reviewer Comment (2019-12-19): [Redact] received required documents, exception is cleared. Buyer Comment (2019-12-18): Please review the Re-disclosure History document I have uploaded. The Re-disclosure History shows there was a valid change in circumstance on [Redact]. The property type changed from a single-family home to a PUD. This information was disclosed to the client in good faith on the LE dated [Redact].	12/19/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208827311	[Redact]	RCKT20100121				Compliance	Compliance	Federal Compliance	General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of[Redact] and based on 1026.43(c)(5) of[Redact] moderately exceed the guideline maximum of [Redact]. (DTI Exception is eligible to be regraded with compensating factors.)	Lender approval does not reflect additional liability of [Redact] [Redact] [Redact]			Reviewer Comment (2020-01-09): Other atr exceptions cleared. Buyer Comment (2020-01-09): Please see the uploaded trailing document regarding the borrowers' income calculation. I believe this will clear this condition.	01/09/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208827311	[Redact]	RCKT20100121				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.	Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan designation.			Reviewer Comment (2020-01-09): Other atr exceptions cleared.	01/09/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208827311	[Redact]	RCKT20100121				Compliance	Compliance	Federal Compliance	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds [Redact] and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	Total Debt to Income Ratio exceeds [Redact]			Reviewer Comment (2020-01-09): Lender provided proof of other debt being paid before close. Buyer Comment (2020-01-04): Please see the attached calculation for the borrower's income. The borrower's income is [Redact]a month. The client's current liabilities: New PITIA [Redact]Total Verified Debt: [Redact](J[Redact]/Monthly, [Redact]/Monthly, [Redact]/monthly) F[Redact], [Redact], [Redact] were all paid off with the new loan. Please provide additional clarification on your income calculation if our income calculations are not lining up.	01/09/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208827311	[Redact]	RCKT20100121				Compliance	Compliance	Federal Compliance	QM Points and Fees	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of [Redact] is in excess of the allowable maximum of[Redact] of the Federal Total Loan Amount. Points and Fees total [Redact] on a Federal Total Loan Amount of [Redact] vs. an allowable total of [Redact] (an overage of [Redact] or [Redact]).	Points and Fees on subject loan of [Redact] is in excess of the allowable maximum of [Redact] of the Federal Total Loan Amount. Points and Fees total [Redact] on a Federal Total Loan Amount of [Redact] vs. an allowable total of [Redact] (an overage of [Redact] or [Redact]).			Reviewer Comment (2020-01-09): Lender provided undiscounted rate and price. Buyer Comment (2020-01-04): Please see the uploaded calculation excluding the bona fide discount point.	01/09/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other
If a creditor or assignee determines after consummation that the total points and fees exceeds the QM Points and Fees limit, but the loan meets the other requirements to be a QM, the QM Points and Fees exception can be cured through a refund including interest at the contract rate from consummation to the date of cure, with the following conditions:
1)      Refund is made within 210 days of consummation;
2)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
3)      The loan is not 60 days delinquent;
4)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer (the creditor or assignee can only take advantage of this cure provision if they maintain policies and procedures for post-consummation review of points and fees and for providing the cure payments); and
5)      The loan was closed on or before January 10, 2021;

Documents Required to Cure
1)      Letter of Explanation
2)      Copy of Refund Check (in the amount of overage plus interest)
3)      Proof of Delivery
4)      Lender/Seller Attestation indicating:
        a)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
        b)      The loan is not 60 days delinquent; and
        c)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer
																									C	A	C	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208827311	[Redact]	RCKT20100121				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The [Redact] review missing from file.			Reviewer Comment (2020-01-09): Ucdp report in file reflects score of 2.3. Buyer Comment (2020-01-04): The [Redact] of 2.3 is the secondary evaluation for securitization. Please see [Redact] of your loan file.	01/09/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208827311	[Redact]	RCKT20100121				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		DTI is slightly above [Redact] at[Redact]. The Lender did not enter additional liability for [Redact]			Reviewer Comment (2020-01-09): Lender provided proof of other debt paid prior to close. Buyer Comment (2020-01-04): Please see the attached document that was uploaded. The borrower sent in a screenshot showing the credit card with [Redact] was at a zero balance.	01/09/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208827311	[Redact]	RCKT20100121				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	ATR is at risk due to DTI exceeding [Redact]			Reviewer Comment (2020-01-09): Other atr exceptions cleared. Buyer Comment (2020-01-09): I believe I have provided everything to clear this condition. Please review.	01/09/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208827312	[Redact]	RCKT20100143				Credit	Income / Employment	Income Documentation	Income Docs Missing:	- ___				Reviewer Comment (2020-01-01): Guides state: Business tax transcripts and signed 4506-T for business transcripts will not be obtain if the numbers on the business tax return and K-1 match the carryover to the Schedule E and personal tax transcripts. All K-1 income matched 1040 and personal transcripts. After further review the exception has been cancelled. Buyer Comment (2019-12-31): Please see attached.	01/01/2020			1	A		[Redact]	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208827313	[Redact]	RCKT20100146				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.					Reviewer Comment (2019-12-23): Lender provided updated policy reflecting lender as mortgagee isaoa. Buyer Comment (2019-12-20): Please review the attached HOA declaration page, that has the updated mortgagee clause.	12/23/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208827314	[Redact]	RCKT20100147				Compliance	Compliance	Federal Compliance	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.	1040s were used to verify income of B1 there was no third party employment verification as it was a farming loss.			Reviewer Comment (2020-01-01): Your guides are noted; however, this is a Safe Harbor loan and is subject to Appendix Q rules. Exception is informative EV2. Buyer Comment (2019-12-31): Per our guidelines, proof or verification of self employment is not required when the client is qualified with negative income.				2	B		[Redact]	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208827315	[Redact]	RCKT20100186				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.					Reviewer Comment (2019-12-30): [Redact] of 2. Buyer Comment (2019-12-23): The loan meets all of the requirements to not require a secondary valuation- [Redact] is 2.5 or less (2), LTV/CLTV is less than 80% (63%), the property is not a 2-4 unit (PUD), the loan is less than [Redact]([Redact]).	12/30/2019			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	B	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208827315	[Redact]	RCKT20100186				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.				Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Limited Cash-out GSE	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	B	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208827316	[Redact]	RCKT20100200				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redact] incorrectly disclosed whether Homeowners Insurance is included in escrow.	This estimate includes: ""Homeowner's Insurance"", ""In escrow?"" indicates ""No"" and the sum of insurance escrows in section G. Initial Escrow Payment at Closing (pg 2) > [Redact]
Reviewer Comment (2020-01-13): Regraded to EV2-B as the Flood Insurance is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners insurance, but instead was disclosed under other.

Buyer Comment (2020-01-09): We believe that this is disclosed correctly. There are two parts to "Other" listed under "Estimated Taxes, Insurance & Assessments." This amount includes the flood insurance which is escrowed and the HOA dues which are not escrowed.  Please escalate this for review. Thank you.

Reviewer Comment (2020-01-06): Flood insurance cost on page one should be noted as Yes, rather than Yes, some.  PCCD and LOE required to cure.

Buyer Comment (2020-01-03): In section G we collected for the borrower's flood insurance escrow. This is indicated on page 1 of the CD as being included in their escrow. Please review the "Estimated Taxes, Insurance & Assessments" section under "Other" says flood insurance is included in escrow.

																		2	B		[Redact]	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208827316	[Redact]	RCKT20100200				Compliance	Compliance	Federal Compliance	TRID Interim Closing Disclosure Timing	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on [Redact] contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation	There is no evidence that the CD provided on 11/16 was received by the borrower at least 3 days prior to closing. The Evidentiary Document normally used to source this date appears to be missing for this time period.
Reviewer Comment (2020-01-13): Figures confirmed from Initial CD - exception cleared

Buyer Comment (2020-01-09): After reviewing the loan it does not appear that there was a change of more than .125% in APR. Since there was not a change of more than .125% in APR this would not require an APR redisclosure of three business days. Please Review. Thank you.

Reviewer Comment (2020-01-06): Proof of received date required.  Mailbox rule indicates the CD was received on [Redact] less than three days from close.

Buyer Comment (2020-01-05): Please review the uploaded trailing document. I have supplied a screenshot from our internal system showing the re-disclosure on  [Redact] was sent to the borrower on  [Redact] @ 21:18:32.

															01/13/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208827318	[Redact]	RCKT20100213				Credit	Property - Appraisal	Appraisal Documentation	Missing Document: Appraisal not provided		The file was missing a copy of the secondary valuation, required on all securitized loans. Additionally, the final Closing Disclosure reflected a [Redact] fee for an appraisal review.
Reviewer Comment (2020-01-06): UCDP reflects a  [Redact] of 2.5.  [Redact] not required. PCCD reflects lender refunded  [Redact]fee.

Buyer Comment (2020-01-02): A secondary valuation was not required because of the  [Redact] being 2.5, the LTV being 76.68%, single-family home and a loan amount of  [Redact]a secondary value is not required. Since a secondary valuation was not required and one was not completed we were refunding the borrower [Redact]

Reviewer Comment (2019-12-31): Comments are noted; however this exception is for the requirement of a secondary valuation. Please send a copy of the  [Redact] desk review.

Buyer Comment (2019-12-24): The  [Redact] is 2.5 as indicated in the documentation included in the loan file.  Please review the uploaded documents, refunding the borrower [Redact]

															01/06/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		D	A	D	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208827318	[Redact]	RCKT20100213				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.		Verified assets in the amount of [Redact] are insufficient to meet reserves requirement of [Redact]. Final 1008 reflects [Redact] verified.
Reviewer Comment (2019-12-31): Additional 401k assets were provided.

Buyer Comment (2019-12-24): Please see the uploaded copy of the borrower's 401k statement.

Reviewer Comment (2019-12-23): Only have assets for co-borrower in file. Lender to provide asset statements for borrower. Exception remains.

Buyer Comment (2019-12-20): We used retirement accounts for both borrowers on the loan to calculate their required reserves. [Redact] submitted a 401(k) from [Redact] in the amount of  [Redact]and [Redact] submitted an IRA from [Redact] with a balance of  [Redact]After backing out the [Redact] card for each of the borrowers and using 60% of the balance leftover leaves  [Redact]in reserves. Six-month worth of reserves requires the borrower to have [Redact].

															12/31/2019			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		D	A	D	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208827321	[Redact]	RCKT20100282				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage exceeds loan amount. Insurance cost estimator and cost analysis by appraiser were not available.
Reviewer Comment (2020-01-17): Trailing doc RPE provided by client reflecting  [Redact]replacement cost.  Exception cleared.

Buyer Comment (2020-01-10): Please see the attached copy of the RCE for the property from the insurance agent. The replacement cost is  [Redact]per the RCE.

Reviewer Comment (2020-01-09): Lender needs to provide proof of additional coverage or a replacement cost estimate calculator that supports the dwelling amount listed. Exception remains.

Buyer Comment (2020-01-06): Please review the updated insurance, just uploaded underwriting trailing documents. Under "Forms, Options, and Endorsements: it listed that this policy is for "Replacement Cost- Similar Construction"

															01/17/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208827321	[Redact]	RCKT20100282				Credit	Missing Document	General	Missing Document: Desk Review not provided		Secondary valuation was not provided in the file. Fee was paid on Final CD.
Reviewer Comment (2020-01-17): Trailing doc [Redact] tracking details provided.  Delivered to borrower 1/[Redact] at 10:06 AM.  Exception cleared

Buyer Comment (2020-01-13): Please see the uploaded trailing proof of delivery.

Reviewer Comment (2020-01-09): Lender provided pccd, loe, copy of check and shipping label. [Redact] tracker reflects label was only created and not delivered to the borrower. Lender to provide proof it was delivered to the borrower. Exception remains.

Buyer Comment (2020-01-06): A secondary valuation was not required and never completed. We have attached the  [Redact]check, new CD, letter to borrower and [Redact] label.

															01/17/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208827321	[Redact]	RCKT20100282				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		Hazard insurance Policy does not have the lender's correct loan number in the mortgagee clause.			Reviewer Comment (2020-01-09): Lender provided updated insurance. Buyer Comment (2020-01-06): Please review the updated insurance, just uploaded underwriting trailing documents. This policy has corrected mortgagee information.	01/09/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208827321	[Redact]	RCKT20100282				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of a waiver was not provided. Lender provided valuation.			Reviewer Comment (2020-01-09): Proof of delivery in file. Buyer Comment (2020-01-06): Please review the appraisal letter that was sent out to the borrower on [Redact] as proof the appraisal was delivered. [Redact] in your loan file.	01/09/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208827322	[Redact]	RCKT20100296				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redact] disclosed a Finance Charge that does not match the actual finance charge for the loan.	Final CD disclosed a Finance Charge of [Redact], however, calculated Finance Charge is [Redact], resulting in a variance of [Redact]. Main reason for variance is [Redact] for Foundation Fee to [Redact] not reflected on Itemization.			Reviewer Comment (2020-01-06): Upon further review, the exception is cleared. Buyer Comment (2020-01-03): Finance charges are fees charged to the borrower as a result of extending credit. The Foundation Fee is completely unrelated to the borrowers financing and therefore is not to be disclosed as a finance charge which is why it is listed in section H of the CD.	01/06/2020			1	A		[Redact]	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208827322	[Redact]	RCKT20100296				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by [Redact] Coverage must be at least the lessor of the Cost new from the appraisal or the loan amount. Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
Reviewer Comment (2020-01-17): Trailing doc provided with Dwelling replacement cost stated  [Redact] Excception cleared

Buyer Comment (2020-01-13): The calculator is not required as some agents consider this form proprietary. Policy number, replacement values and date are sufficient to document the replacement value, even if it noted on the declaration page or binder.

Reviewer Comment (2020-01-09): Lender to provide replacement cost estimate calculator from insurer that supports the  [Redact]listed. Exception remains.

Buyer Comment (2020-01-04): Please the attached HOI dec page confirming the dwelling coverage and replacement costs are both [Redact]

															01/17/2020			1	A		[Redact]	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208827324	[Redact]	RCKT20100318				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.					Reviewer Comment (2020-01-17): Trailing doc polict provide with same lender as note with ISAOA. Exception cleared Buyer Comment (2020-01-17): See attached Reviewer Comment (2020-01-16): Mortgagee still reflects prior lender. Needs to be updated to reflect current lender isaoa. Exception remains. Buyer Comment (2020-01-08): Please see attached	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	A	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208827324	[Redact]	RCKT20100318				Credit	Hazard Insurance	Insufficient Coverage	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.		Insufficient cover by [Redact]			Reviewer Comment (2020-01-16): Extended coverage reflected under important messages. Buyer Comment (2020-01-08): Loan amount is [Redact] dec page confirms dwelling of [Redact]but also indicates extended replacement cost which fully covers our loan amount.	01/16/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	A	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208827324	[Redact]	RCKT20100318				Property	Appraisal Reconciliation	Value Discrepancy	Loan is missing secondary valuation product required for securitization.					Reviewer Comment (2020-01-16): Lender provided a copy of the [Redact]. Buyer Comment (2020-01-14): See [Redact] attached showing 0% variance Buyer Comment (2020-01-08): Please see attached Buyer Comment (2020-01-08): [Redact] is not required as the [Redact] is a 2 and loan amount is under [Redact]	01/16/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	A	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208827324	[Redact]	RCKT20100318				Credit	Asset	Asset Documentation	Guideline Issue: Insufficient asset documentation.	-	Missing two months bank statement for account with [Redact]			Reviewer Comment (2020-01-16): Lender provided another month's statement. Buyer Comment (2020-01-08): Please see attached	01/16/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	A	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208827325	[Redact]	RCKT20100321				Compliance	Compliance	Federal Compliance	Overtime Bonus Method of Calculation	Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income.	Used 1 year average due to promotion and increase in bonus income			Reviewer Comment (2020-01-08): Using 2 year plus ytd average for bonus income. Buyer Comment (2020-01-04): See the attached VOE to confirm history of bonus income earned and increasing from 2017 - 2019.	01/08/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	B	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208827325	[Redact]	RCKT20100321				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.			Reviewer Comment (2020-01-08): Other atr exception cleared.	01/08/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	B	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208827325	[Redact]	RCKT20100321				Property	Appraisal Reconciliation	Value Discrepancy	Loan is missing secondary valuation product required for securitization.					Reviewer Comment (2020-01-08): Not required. UCDP in file 1.3.	01/08/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	B	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208827325	[Redact]	RCKT20100321				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		Hazard policy reflects prior Lender. Provide updated hazard			Reviewer Comment (2020-01-08): Lender provided updated insurance with lender as mortgagee isaoa. Buyer Comment (2020-01-04): see attached	01/08/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	B	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208827326	[Redact]	RCKT20100330				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	There was no Change of Circumstance in the file and no cure was provided at closing			Reviewer Comment (2020-01-10): [Redact] reviewed [Redact] COC. Exception Cleared. Buyer Comment (2020-01-08): Please review the Re-disclosure history, [Redact] in your loan file. There was a valid change in circumstance on [Redact] because the purpose of the loan changed. The loan changed from Rate/Term to Cash Out. The increase in points was disclosed to the borrower in good faith on the [Redact] LE.	01/10/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208827326	[Redact]	RCKT20100330				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	There was no Change of Circumstance in the file and no cure was provided at closing			Reviewer Comment (2020-01-10): [Redact] reviewed [Redact] COC. Exception Cleared. Buyer Comment (2020-01-08): I apologize, this was not because of the change in loan purpose but the change in the loan amount. The loan amount changed from [Redact]to [Redact] Buyer Comment (2020-01-08): Please review the Re-disclosure history, [Redact] in your loan file. There was a valid change in circumstance on [Redact] because the purpose of the loan changed. The loan changed from Rate/Term to Cash Out. The increase in Lender's Title Insurance was disclosed to the borrower in good faith on the [Redact] LE.	01/10/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208827326	[Redact]	RCKT20100330				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	There was no Change of Circumstance in the file and no cure was provided at closing			Reviewer Comment (2020-01-10): [Redact] reviewed [Redact] COC. Exception Cleared. Buyer Comment (2020-01-08): Please review the Re-disclosure history document in your loan file, [Redact]. There was a valid change of circumstance on [Redact] because of the change in the loan amount. The loan amount changed from [Redact]to [Redact]The increase in Transfer Tax was disclosed to the borrower in good faith on the [Redact] LE.	01/10/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208827326	[Redact]	RCKT20100330				Compliance	Compliance	Federal Compliance	Right of Rescission Timing - Note Date used as Transaction Date	Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	There is no Notary Date listed on the Security Instrument			Reviewer Comment (2020-01-21): The notary did not date the security instrument or the acknowledgement and waiver lender mentions. The only date is a typed one by the borrower's signatures. Exception remains. Buyer Comment (2020-01-10): Please see [Redact] of your loan file. The [Redact] Borrower Acknowledgement and Waiver, that shows the notary acknowledge the deed on [Redact] . Thank you.				2	B		[Redact]	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208827326	[Redact]	RCKT20100330				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. Insufficient or no cure was provided to the borrower.	There was no Change of Circumstance in the file and no cure was provided at closing
Reviewer Comment (2020-01-22): Lender provided a PCCD, cover letter, copy of the refund check and [Redact] label verified in review as delivered on  [Redact]. This issue is cured.

Buyer Comment (2020-01-17): Please see a copy of the cure being sent to the borrower. Please confirm this clear this exception.

Reviewer Comment (2020-01-10): [Redact] reviewed [Redact] COC however the appraisal was completed [Redact] indicating property was a PUD. Please provide a corrected CD, LOE, and refund check.

Buyer Comment (2020-01-08): Please review the Re-disclosure History form, [Redact] in your loan. On [Redact]  there was a valid change in circumstance because of the change in property type. The property type change from a SFR to a PUD. The increase in recording fee was disclosed to the borrower in good faith on the [Redact]  LE.

																01/22/2020		2	B		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208827326	[Redact]	RCKT20100330				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. Sufficient or excess cure was provided to the borrower.								2	B		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208827327	[Redact]	RCKT20100337				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.					Reviewer Comment (2020-01-16): Lender provided updated insurance reflecting lender as mortgagee isaoa. Buyer Comment (2020-01-08): SEe attached	01/16/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208827327	[Redact]	RCKT20100337				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. Insufficient or no cure was provided to the borrower.	No cure was provided to the borrower.
Reviewer Comment (2020-01-21): [Redact] received CD correcting fee placement and LOE. Exception Cured.

Buyer Comment (2020-01-16): Please see attached

Reviewer Comment (2020-01-08): COC received justifies the fee increase for Recording Fees.  The issue is there are fees paid to [Redact] in Section B (non shop-able) thus these fees are also being included in the 10% tolerance bucket.  If borrower shopped for these fees then the fees need to be moved to Section C and a Post Close CD and LOE to borrower required to cure.  Per SSPL  [Redact] was listed on SSPL not First American Title additionally the Initial CD had First American Title fees in Section C as well.

Buyer Comment (2020-01-06): See CIC form attached which confirms this was the result of a change in property type

																01/21/2020		2	B		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208827327	[Redact]	RCKT20100337				Credit	Income / Employment	Income Documentation	Income Docs Missing:	-				Reviewer Comment (2020-01-16): Only award letter is required. Buyer Comment (2020-01-10): PLease see award letter attached	01/16/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208827328	[Redact]	RCKT20100341				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. Insufficient or no cure was provided to the borrower.	File did not contain evidence of a cure of [Redact] or a valid change of circumstance for the increased fees.			Reviewer Comment (2020-01-21): [Redact] received PCCD indicating principal reduction, LOE, and Payment History indicating cure. Exception Cleared. Buyer Comment (2020-01-16): Please see attached redisclosure package including letter to the borrower, [Redact] label updated CD and proof of principal reduction applied. Reviewer Comment (2020-01-06): The recording fee increased again on [Redact] but no COC was located in the loan file that would explain the increase. PCCD, LOE and copy of refund check required to cure exception. Buyer Comment (2020-01-04): Please see attached.	01/21/2020			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208827328	[Redact]	RCKT20100341				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	File did not contain evidence of a cure for [Redact] or a valid change of circumstance for the increased fee.
Reviewer Comment (2020-01-10): [Redact] received [Redact] COC. Exception Cleared.

Buyer Comment (2020-01-08): Please see on the document provided the screenshot of the loan journal note stating why the fee for the appraisal was increased. The property is [Redact] square ft on waterfront property with limited comps. This is why the fee increased.

Reviewer Comment (2020-01-06): No Changed Circumstance was located in the loan file that would explain the need for the increase of the Appraisal  fee on [Redact]  Please provide documentation of the COC sent to the consumer, or PCCD, LOE, copy of the refund check, and proof of delivery.

Buyer Comment (2020-01-06): Please see attached.

															01/10/2020			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208827328	[Redact]	RCKT20100341				Property	Appraisal Reconciliation	Value Discrepancy	Loan is missing secondary valuation product required for securitization.		Final CD reflected a fee for [Redact] for an appraisal review.			Reviewer Comment (2020-01-17): Trailing doc [Redact] provided. Exception cleared Buyer Comment (2020-01-15): Please see attached [Redact] showing zero variance. Reviewer Comment (2020-01-13): per call from [Redact] @ client, please disregard the cure sent for this as they have pulled it back and are going to get the [Redact] afterall - they will submit the [Redact] when it's received. Buyer Comment (2020-01-11): Please see attached cure package to borrower including updated CD, shipping label, client letter and copy of a check.	01/17/2020			1	A		[Redact]	Primary	Purchase		C	B	A	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208827328	[Redact]	RCKT20100341				Compliance	Compliance	Federal Compliance	TRID Post Close CD Principal Reduction used for Tolerance Violation w/o statement Standard CD	TILA-RESPA Integrated Disclosure: Post Close Closing Disclosure provided on [Redact] did not disclose a statement that principal reduction is being used to offset excess charges.	[Redact] received corrected CD however the principal reduction does not indicating it is being used to offset excess charges. Please provide a corrected CD and LOE to cure.							2	B		[Redact]	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208827328	[Redact]	RCKT20100341				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. Sufficient or excess cure was provided to the borrower.	[Redact] received corrected CD however the principal reduction does not indicating it is being used to offset excess charges. Please provide a corrected CD and LOE to cure.							2	B		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208827329	[Redact]	RCKT20100374				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		Policy reflects prior lender.			Reviewer Comment (2020-01-10): Lender provided updated policy with lender as mortgage isaoa. Buyer Comment (2020-01-06): see attached	01/10/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208827330	[Redact]	RCKT20100389				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: ___	The loan file did not contain a Final Title Policy.			Reviewer Comment (2020-01-07): Final title policy for [Redact]uploaded	01/07/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208827330	[Redact]	RCKT20100389				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Cure for 0% tolerance violation was not provided. Provide a post-close CD disclosing the tolerance cure and copy the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.			Reviewer Comment (2020-01-07): COC provided Buyer Comment (2020-01-03): see attached	01/07/2020			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208827330	[Redact]	RCKT20100389				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the title evidence in file.				Reviewer Comment (2020-01-07): Final title policy for [Redact]uploaded. Buyer Comment (2020-01-03): see attached	01/07/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208827331	[Redact]	RCKT20100393				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redact] disclosed a Finance Charge that does not match the actual finance charge for the loan.	Disclosure reflects Finance Charge of [Redact] but calculated Finance Charge of [Redact]. Variance = [Redact]. Lender to provide corrected CD and copy of letter sent to borrower explaining changes.			Reviewer Comment (2020-01-17): [Redact] confirms [Redact] seller paid broker compensation Buyer Comment (2020-01-14): Please see attached	01/17/2020			1	A		[Redact]	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208827333	[Redact]	RCKT20100419				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Loan originated by same Lender, serviced by a different Lender. H-8 Notice of Right to Cancel is the incorrect form, should be H-9			Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208827334	[Redact]	RCKT20100427				Property	Property - Appraisal	Appraisal Reconciliation	Appraisal is required to be in name of Lender	-	The lender name on the appraisal is [Redact]. A transfer letter is not found in the loan images.							2	B		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	A	B	B	Safe Harbor QM	Safe Harbor QM	No
208827334	[Redact]	RCKT20100427				Compliance	Compliance	Federal Compliance	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership).				Reviewer Comment (2020-01-16): Not using income from this business. Buyer Comment (2020-01-08): Income from[Redact] is not being used to qualify.	01/16/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	A	B	B	Safe Harbor QM	Safe Harbor QM	No
208827334	[Redact]	RCKT20100427				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status using reasonably reliable third-party records.				Reviewer Comment (2020-01-16): Not using income from this business. Buyer Comment (2020-01-08): Income from this business is not being used to qualify. No additional documentation is required.	01/16/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	A	B	B	Safe Harbor QM	Safe Harbor QM	No
208827334	[Redact]	RCKT20100427				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	Safe Harbor QM is the expected result.			Reviewer Comment (2020-01-16): Other atr exceptions cleared.	01/16/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE	Lender to provide updated ATR/QM status	C	B	A	A	C	A	B	B	Safe Harbor QM	Safe Harbor QM	Yes
208827334	[Redact]	RCKT20100427				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Fee disclosed as [Redact] on the LE dated [Redact], but disclosed as [Redact] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase.
Reviewer Comment (2020-01-23): Lender provided a detailed explanation and a valid change of circumstance disclosure for the increased fee,

Reviewer Comment (2020-01-21): [Redact] received [Redact] relock pricing change on [Redact] Please provide additional details regarding the changed circumstance that occurred for the pricing to change for review.

Buyer Comment (2020-01-16): As the screenshot below demonstrates, the pricing Was restored .38 seconds after the change and fees did not rebaseline for this reason. There was no change to disclose to the borrower as no change had been made by eob [Redact]  Please see the attached rate lock notification printed on [Redact], which triggered the redisclosure on [Redact]

Reviewer Comment (2020-01-15): per rate lock pricing sheet pricing changed on [Redact] and LE was not disclosed until [Redact] which is not within 3 business days of the change occurring

Buyer Comment (2020-01-13): The increase occurred briefly on [Redact] was shortly reduced back under 40% on [Redact]which removed the additional 0.125 in cost. It increased above 40% again on [Redact] which triggered the [Redact]redisclosure. No cure is warranted in this case.

Reviewer Comment (2020-01-10): [Redact] received [Redact] screenshot indicating the valid COC however the fee increase was not disclosed until [Redact] 4 business days after the change. Please provide a corrected CD, LOE, refund check, and proof of mailing to cure.

Buyer Comment (2020-01-08): A valid change in circumstance occurred when the DTI increased over 40% causing a .125% increase in costs. Please see the screenshots below and attached redisclosure change in circumstance document.

															01/23/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	A	B	B	Safe Harbor QM	Safe Harbor QM	Yes
208827334	[Redact]	RCKT20100427				Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Third Party Verification of one of the businesses is not provided.			Reviewer Comment (2020-01-16): Other atr exceptions cleared.	01/16/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	A	B	B	Safe Harbor QM	Safe Harbor QM	No
208827335	[Redact]	RCKT20100430				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal was provided less than 3 business days from closing and no waiver was provided			Reviewer Comment (2020-01-15): Utilized date from cover letter from electronic delivery of appraisal to the borrower. Reviewer Comment (2020-01-13): Lender sent letter that appraisal was sent [Redact]. Letter states online delivery, but need verification of when borrower actually received it (i.e. viewed or downloaded the report). Using 3 day mail rule, appraisal not received until [Redact]which is less than 3 business days prior to close. No appraisal waiver in file. Exception remains. Buyer Comment (2020-01-06): Please see attached	01/15/2020			1	A		[Redact]	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208827337	[Redact]	RCKT20100441				Compliance	Compliance	Federal Compliance	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Initial Escrow Deposit Disclosure disclosed initial escrow deposit as [Redact]. Final CD reflects initial escrow deposit of [Redact].							2	B		[Redact]	Primary	Purchase		C	B	A	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208827337	[Redact]	RCKT20100441				Compliance	Compliance	Federal Compliance	TRID Interim Closing Disclosure Timing	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on [Redact] contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation	No evidence in the loan file of when the CD issued [Redact] was received by the borrower.			Reviewer Comment (2020-01-14): [Redact] received required documents, exception is cleared. Buyer Comment (2020-01-10): See attached Reviewer Comment (2020-01-09): [Redact] received proof of delivery of the [Redact] CD. As the APR increased by more than [Redact] from the [Redact] CD to the final CD dated [Redact] , evidence that the [Redact] CD was provided at least three days prior to consummation is required. Buyer Comment (2020-01-08): See attached	01/14/2020			1	A		[Redact]	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208827337	[Redact]	RCKT20100441				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		The file is missing a copy of the secondary valuation required for secularization purposes.. CDA provided in file is for a different property.			Reviewer Comment (2020-01-16): Lender provided copy of the [Redact] report. Buyer Comment (2020-01-08): See attached	01/16/2020			1	A		[Redact]	Primary	Purchase		C	B	A	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208827337	[Redact]	RCKT20100441				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Lender to provide proof of when CDA was sent to the borrower.							2	B		[Redact]	Primary	Purchase		C	B	A	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208827338	[Redact]	RCKT20100443				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Boat Slip Assignment Prep. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	No cure was provided to the borrower.			Reviewer Comment (2020-01-10): [Redact] reviewed SSPL. Exception Cleared. Buyer Comment (2020-01-08): [Redact]The Boat Slip Assignment Prep Fee is not held to the 0% tolerance rule because the title company is not an affiliate of the lenders per the ABA on file and is not listed on the Service Provider list. The client chose this company so there are no tolerance thresholds to adhere to.	01/10/2020			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208827338	[Redact]	RCKT20100443				Credit	Asset	Asset Documentation	Guideline Issue: Insufficient asset documentation.	-	Missing sufficient documentation for Asset Verification. Please provide most recent 2 Months of Bank Statements for the following Bank Accounts that are currently missing from the file. Only 1 Month of 2 Required Was provided. // 1) [Redact] // 2) [Redact]			Reviewer Comment (2020-01-16): Removed those accounts from review but now are short reserves. Buyer Comment (2020-01-08): The Boat Slip Assignment Prep Fee is not held to the 0% tolerance rule because the title company is not an affiliate of the lenders per the ABA on file and is not listed on the Service Provider list. The client chose this company so there are no tolerance thresholds to adhere to. Buyer Comment (2020-01-08): The [Redact] account was not used to qualify so additional asset documents are not required.	01/16/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208827338	[Redact]	RCKT20100443				Compliance	Compliance	Federal Compliance	TRID Interim Closing Disclosure Timing	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on [Redact] contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation	Unable to determine if the borrower received this interim CD at least 3 business days prior to consummation.			Reviewer Comment (2020-01-10): [Redact] reviewed exception. Upon further review exception may be cleared. Buyer Comment (2020-01-08): A redisclosure within 3 days of closing is required if the APR increases by .125% or more. No such increase occurred so the CD was not disclosed within 3 days of the change.	01/10/2020			1	A		[Redact]	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208827338	[Redact]	RCKT20100443				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.		Lender did not use IRA or Investment account as only one month provided. Short reserves by 1.4 months.			Reviewer Comment (2020-01-22): 6 months reserves required, borrower is not first time homebuyer, loan amount less than 1 million and LTV does not exceed 80%. Exception cleared. Buyer Comment (2020-01-17): 6 months reserves is required when the subject is occupied as a primary and the loan amount Is less than [Redact] .	01/22/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208827339	[Redact]	RCKT20100452				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		HOI policy provide reflects incorrect mortgagee clause. Lender reflected is not lender on Note. Lender to provide updated policy reflecting correct lender. Lender request sent out on [Redact].			Reviewer Comment (2020-01-09): Lender provided updated insurance. Buyer Comment (2020-01-06): See dec page attached, the last page confirms the ISAOA verbiage	01/09/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208827340	[Redact]	RCKT20100454				Compliance	Compliance	Federal Compliance	Federal LO Compensation Dual Compensation Dodd Frank	Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.				Reviewer Comment (2020-01-15): Broker fee paid by lender, other fees paid to lender by buyer. Buyer Comment (2020-01-08): [Redact] There was no dual compensation. The client paid for the broker partially through the origination fee and partially through the interest rate credit which are credits that are the clients funds to use. No other party inside our outside the transaction paid the broker.	01/15/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208827340	[Redact]	RCKT20100454				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redact] not received by borrower at least four (4) business days prior to closing.	Final LE is required to be received by borrower at least 4 days prior to Initial CD. Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received. Evidence of earlier receipt of LE was not located in file.			Reviewer Comment (2020-01-09): [Redact] received evidence of timely delivery. Buyer Comment (2020-01-08): [Redact] The attached evidentiary document confirms that the client received and acknowledged the Final LE on [Redact] which is prior to the issuance of the [Redact]Initial CD, and four business days prior to closing. The client acknowledged the LE on the same day therefore we are able to close on the fourth business day following acknowledgment.	01/09/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208827340	[Redact]	RCKT20100454				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Final LE is required to be received by borrower at least 1 day prior to Initial CD. Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received. Evidence of earlier receipt of LE was not located in file.			Reviewer Comment (2020-01-09): [Redact] received evidence of timely delivery. Buyer Comment (2020-01-08): [Redact] The attached evidentiary document confirms that the client received and acknowledged the Final LE on [Redact] which is prior to the issuance of the [Redact]Initial CD, and four business days prior to closing. The client acknowledged the LE on the same day therefore we are able to close on the fourth business day following acknowledgment.	01/09/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208827341	[Redact]	RCKT20100466				Compliance	Loan Package Documentation	Application / Processing	Missing Document: Missing Lender's Initial 1003					Reviewer Comment (2020-01-15): Lender provided initial 1003. Buyer Comment (2020-01-08): Please see attached.	01/15/2020			1	A		[Redact]	Primary	Purchase		C	A	A	A	B	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208827341	[Redact]	RCKT20100466				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.					Reviewer Comment (2020-01-15): Lender provided copy of the [Redact]. Buyer Comment (2020-01-13): Please see attached.	01/15/2020			1	A		[Redact]	Primary	Purchase		C	A	A	A	B	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208827342	[Redact]	RCKT20100469				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.	It appears the tax obligation used by the lender for the yearly costs is insufficient. The tax certificate estimates the taxes to be [Redact] annually which is [Redact] per month. The 1008 and application indicate the lender used [Redact] per month which when annualized is [Redact].			Reviewer Comment (2020-01-08): confirmed taxes from property tax bill Buyer Comment (2020-01-06): [Redact] The entry on the CD is called "property costs over 1 year" meaning 1 year from closing. The tax payments due within 1 year of closing is [Redact] (due on [Redact]) and [Redact](due on [Redact]), which is in line with the tax cert. Please adjust your calculation and clear this condition.	01/08/2020			1	A		[Redact]	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208827343	[Redact]	RCKT20100473				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.	Estimated Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] are inaccurate due to lender utilizing seller's prior property tax of [Redact] per month.			Reviewer Comment (2020-01-10): confirmed 2020 taxes [Redact]due [Redact] and [Redact]due [Redact] Reviewer Comment (2020-01-10): Tax Cert in the file shows 2020 taxes are [Redact] Buyer Comment (2020-01-08): [Redact] The field is called property costs over year 1. The tax payments due over the next year are [Redact]on [Redact] and [Redact]on [Redact]. Please clear this condition.	01/10/2020			1	A		[Redact]	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208827343	[Redact]	RCKT20100473				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. No valid change of circumstance and Insufficient or no cure was provided to the borrower.			Reviewer Comment (2020-01-10): coc - appraisal rush	01/10/2020			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899724	[Redact]	RCKT20100463				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Appraisal Signature date is [Redact], Effective date is [Redact] & date provided was [Redact].			Reviewer Comment (2020-01-13): Lender provided copy of initial report. Buyer Comment (2020-01-07): Please see the uploaded trailing document. I have supplied a copy of the screenshot from our internal system and a copy of the appraisal. We originally received the appraisal on [Redact], when we requested an addendum asking about the date of the sale of comp 1. This was a copy of the original appraisal that was disclosed to us.	01/13/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208899724	[Redact]	RCKT20100463				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)				Reviewer Comment (2020-01-15): Lender provided attestation that LE dated [Redact] was not provided to the borrower. Reviewer Comment (2020-01-10): [Redact] in the loan file states the LE issued [Redact] was sent to the borrower. Buyer Comment (2020-01-08): Please review the letter from the lender stating that they did not send out the LE dated [Redact] . Please review and clear this condition.	01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208899724	[Redact]	RCKT20100463				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redact] disclosed a Finance Charge that does not match the actual finance charge for the loan.	Revised documentation was not provided.			Reviewer Comment (2020-01-10): FL Form 9 is an endorsement and not subject to finance charges Buyer Comment (2020-01-08): Please review Regulation Z § 1026.4(c)(7) (https://www.consumerfinance.gov/policy-compliance/rulemaking/regulations/1026/4/#c-7 ) Section 7 says Fees for title examination, abstract of title, title insurance, property survey, and similar purposes are not considered Finance Charges. [Redact] Form 9 is a title endorsement, similar to the Alta 9, these forms are part of the title policy and should be excluded in accordance with regulation.	01/10/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899724	[Redact]	RCKT20100463				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redact] not received by borrower at least four (4) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.			Reviewer Comment (2020-01-15): Lender provided attestation that LE dated [Redact] was not provided to the borrower. Reviewer Comment (2020-01-10): [Redact] in the loan file states the LE issued [Redact] was sent to the borrower. Buyer Comment (2020-01-08): Please see the uploaded trailing letter from the lender who confirmed they did not send out the LE on [Redact] , instead sent out the CD on that date.	01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208899724	[Redact]	RCKT20100463				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Initial Payment Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redact] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.	Acknowledged. Final CD payment of [Redact] does not match total monthly payment of [Redact]
Reviewer Comment (2020-01-17): [Redact] received required documents, exception is cured.

Buyer Comment (2020-01-15): Please see the uploaded trailing CD that was sent to the borrower. The borrower Docusigned this document acknowledging receipt. I have also sent the Docusign certificate as well. Thank you.

Reviewer Comment (2020-01-10): The CD signed by the borrower at closing Page 1 reflects a total payment of  [Redact] However, when you add up the PITIA the payment amount is [Redact]

Buyer Comment (2020-01-08): Can you please provide clarity on where  [Redact]is coming from.  The Final CD reflects [Redact] not [Redact]

																01/17/2020		2	B		[Redact]	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899724	[Redact]	RCKT20100463				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Lender to provide proof of when the appraisal dated [Redact] was sent to the borrower.			Reviewer Comment (2020-01-15): Utilized doc that indicated when appraisal had been sent to borrower electronically.	01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208899736	[Redact]	RCKT201007				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.	Final CD does not reflect Homeowner's Insurance premium [Redact] monthly amount of [Redact]			Reviewer Comment (2020-01-09): [Redact] received PCCD correcting non escrowed property costs and LOE. Exception Cured. Buyer Comment (2020-01-08): Please review the corrected CD sent out to the borrower with a copy of the letter sent out to him as well.		01/09/2020		2	B		[Redact]	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899737	[Redact]	RCKT2010034				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		The new lender is not reflected as the mortgagee on the hazard policy and ab updated policy was not evidenced in the loan file.			Reviewer Comment (2019-12-31): Lender provided updated policy with lender as mortgagee and isaoa. Buyer Comment (2019-12-23): Please see attached HOI dec page reflecting [Redact] as the lender.	12/31/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899738	[Redact]	RCKT2010045				Compliance	Loan Package Documentation	Application / Processing	Missing Document: Missing Lender's Initial 1003					Reviewer Comment (2019-12-30): Lender provided initial 1003. Buyer Comment (2019-12-23): Please see the attached initial 1003.	12/30/2019			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208899738	[Redact]	RCKT2010045				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of [Redact].	Final Lender Credit of [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of [Redact].
Reviewer Comment (2019-12-26): [Redact] received required documents, exception is cleared.

Buyer Comment (2019-12-24): At the time of the initial loan application and initial LE on[Redact] , the interest rate was floating. The loan was not locked until [Redact] . Please review the Locked Loan Notification showing the loan was not locked in until [Redact]  which supports the change in circumstance.

Reviewer Comment (2019-12-24): No dated Changed Circumstance was located in the loan file that would explain the need for the decrease of the Lender Credit. The reason for the change and benefit to the borrower are unclear.  Please provide documentation of the need for decrease, or PCCD, LOE, copy of the refund check, and proof of delivery.

Buyer Comment (2019-12-23): Please review the attached Change in Circumstance Re-disclosure history. There was a valid change in circumstance on [Redact]  that re-baseline the lender credit from  [Redact]to  [Redact]The final lender credit ended up being  [Redact]Please let me know if anything additional would be required.

															12/26/2019			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899738	[Redact]	RCKT2010045				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Notice of Right to Cancel H-8 form was used, the H-9 form should have been used.			Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899740	[Redact]	RCKT20100152				Property	Property - Appraisal	Appraisal Reconciliation	Missing secondary valuation product required for securitization.		The file is missing a copy of the secondary valuation, required on all securitized loans.			Reviewer Comment (2020-01-08): Lender provided a copy of the [Redact]. Buyer Comment (2020-01-04): See attached	01/08/2020			1	A		[Redact]	Primary	Purchase		C	A	A	A	A	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208899741	[Redact]	RCKT20100209				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Transfer Tax disclosed as [Redact] on the LE dated[Redact]; but disclosed as [Redact] on the Final Closing Disclosure.			Reviewer Comment (2019-12-30): Sufficient Cure Provided PC-CD - new exception set Buyer Comment (2019-12-27): Please see attached.	12/30/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899741	[Redact]	RCKT20100209				Compliance	Compliance	Federal Compliance	TRID Post Close Closing Disclosure Evidence Principal Reduction Applied to Loan	Principal reduction not applied to tolerance cure due to missing evidence of applying principal reduction to the loan.	Pay history required to confirm Principal Reduction Applied to Loan							2	B		[Redact]	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208899741	[Redact]	RCKT20100209				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redact] exceeds tolerance of [Redact]. Sufficient or excess cure was provided to the borrower.	Corrected CD, LOE and proof of delivery provided. Pay history required to confirm Principal Reduction Applied to Loan							2	B		[Redact]	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899742	[Redact]	RCKT20100212				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		HOI policy provide reflects incorrect mortgagee clause. Lender reflected is not lender on Note. Lender to provide updated policy reflecting correct lender.			Reviewer Comment (2019-12-31): Updated dec page reflecting "Lender its successors and assigns", was provided. Buyer Comment (2019-12-27): Please see attached	12/31/2019			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899742	[Redact]	RCKT20100212				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by [Redact]. Provide updated policy reflecting minimum coverage of [Redact] OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
Reviewer Comment (2020-01-17): RCE provided.  Exception cleared

Buyer Comment (2020-01-10): Please see attached replacement cost estimator showing the coverage is sufficent. Please review to clear condition

Reviewer Comment (2020-01-08): The [Redact] Matrix does not state anything about insurance requirements. Defaulting to  [Redact] which states: For a first mortgage secured by a property on which an individually held insurance policy is maintained,  [Redact] requires coverage equal to the lesser of the following:
• 100% of the insurable value of the improvements, as established by the property insurer; or
• the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount-80% of the insurable value of the improvements-required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained. Exception remains.

Buyer Comment (2020-01-04): Our guideline requres the HOI coverage to cover the lesser of the loan amount or the replacement cost. The HOI coverage is [Redact] with a loan amount of [Redact] lease clear this condition.

Reviewer Comment (2019-12-31): [Redact]: reflects: For a first mortgage secured by a property on which an individually held insurance policy is maintained,  [Redact] requires coverage equal to the lesser of the following: 100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount-80% of the insurable value of the improvements-required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained. Absent appraiser estimated cost to replace value of  [Redact]was utilized.  [Redact]X 80% =  [Redact]less  [Redact]coverage =  [Redact]insufficient coverage. An insurer estimated cost to replace will clear the exception.

Buyer Comment (2019-12-27): Please see attached HOI documentation showing the coverage of [Redact] is sufficient to cover the loan amount of [Redact]

															01/17/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899743	[Redact]	RCKT20100222				Compliance	Compliance	Federal Compliance	Commission History less than one year	Qualified Mortgage (Dodd-Frank 2014): Commission income earned for less than one (1) year not considered effective income and no valid exceptions.				Reviewer Comment (2020-01-09): Borrower received commission at previous job. Buyer Comment (2020-01-04): [Redact] An exception is not required here. Our client works in a commission based field, and has 24 months commission history between the different positions. For all positions, our client was a sales or account manager and we have provided paystubs showing that our client has worked and received commission income from all employers during the last 24 months. Please review and clear this condition.	01/09/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208899743	[Redact]	RCKT20100222				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2020-01-15): Utilized date from cover letter sent with electronic delivery of appraisal Reviewer Comment (2020-01-09): Appraisal was sent [Redact] to the borrower online. Need proof it was downloaded or viewed [Redact] or before. Lender to provide. Exception remains.	01/15/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208899743	[Redact]	RCKT20100222				Compliance	Compliance	Federal Compliance	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.	Date information for previous and current employment has been entered.			Reviewer Comment (2020-01-09): Have proof of employment dates in file. Buyer Comment (2020-01-04): [Redact] we have provided verbal verification of employments for all three of the clients employers, providing start and end dates. Please review the paystubs and verbal verificatoins provided.	01/09/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208899743	[Redact]	RCKT20100222				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Verification of Safe Harbor Loan Destination was not provided.			Reviewer Comment (2020-01-09): Other qm exceptions cleared.	01/09/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899743	[Redact]	RCKT20100222				Compliance	Compliance	Federal Compliance	Right of Rescission Timing - Note Date used as Transaction Date	Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements				Reviewer Comment (2020-01-09): Security instrument does not reflect a notary date. Lender to provide copy with notary date as this is what is used for testing. Exception remains. Buyer Comment (2020-01-04): [Redact] All documents represent a date of [Redact] and that is date of the client's signature. Client closed home in a state that doesn't require a notary present.				2	B		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208899743	[Redact]	RCKT20100222				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of [Redact].	The Final CD reflected the lender paid costs as [Redact]
Reviewer Comment (2020-01-14): [Redact] received required documents, exception is cured.

Buyer Comment (2020-01-10): The attached CD addendum showed that was a tolerance cure and that was provided with CD to the client. Please review as it was disclosed as a tolerance cure.

Reviewer Comment (2020-01-07): The  [Redact]was never reflected in section J as a tolerance cure, but reflected in the other column, on page 2, because of this, the lender made a commitment to pay the amount as a lender credit.  Cure is required.

Buyer Comment (2020-01-04): [Redact] All documentation provided shows that the  [Redact]credit was a tolerance credit that was being applied to the recording fees, however it was later determined that the tolerance credit was not needed and no longer legally required and at that point, we removed the credit as it was no longer required. Since this is not a lender credit but a tolerance credit, no change in circumstance is required.

																01/14/2020		2	B		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899743	[Redact]	RCKT20100222				Credit	Guideline	Guideline Issue	Aged document: Primary Valuation is older than guidelines permit	-	The dates were entered correctly			Reviewer Comment (2020-01-09): Appraisal recert in file. Buyer Comment (2020-01-04): [Redact] We have provided an appraisal and a recert of value, the documentation is within 120 days of closing as our guidelines require. Please review and clear this condition.	01/09/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208899744	[Redact]	RCKT20100228				Credit	Guideline	Guideline Issue	Aged document: Primary Valuation is older than guidelines permit	- ___				Reviewer Comment (2020-01-09): [Redact] allows up to 4 months old. Buyer Comment (2020-01-04): [Redact] [Redact] appraisal guidelines allow the value to be used within 120 days of closing which is in line with [Redact] guidelines, please review and clear this condition.	01/09/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899744	[Redact]	RCKT20100228				Compliance	Compliance	Federal Compliance	Overtime Bonus Method of Calculation	Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income.	Overtime is declining.			Reviewer Comment (2020-01-09): Using 2 year plus ytd for calculation. Buyer Comment (2020-01-04): [Redact] Though bonus income is declining, it represents a small portion of the total income being used. Excluding the bonus income for the client, the income amount we have is [Redact]which is more than enough to qualify and stay within 3% of the DTI presented. Please review and clear this condition.	01/09/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899744	[Redact]	RCKT20100228				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Safe harbor is picked should be correct.			Reviewer Comment (2020-01-09): Other qm exception cleared.	01/09/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899744	[Redact]	RCKT20100228				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redact] disclosed a Finance Charge that does not match the actual finance charge for the loan.	All input looks correct.			Reviewer Comment (2020-01-06): Upon further review, the exception is cleared. Buyer Comment (2020-01-04): [Redact] please see our calculation, which is correct. FInance Charge = Monthly P&I * Term in months - Loan Amount + Prepaid Finance Charges . FInance Charge = [Redact] [Redact] = [Redact] * 360 - [Redact]+ [Redact] Please clear this condition .	01/06/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899745	[Redact]	RCKT20100234				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		Mortgagee clause is from the prior lender.			Reviewer Comment (2020-01-16): Lender provided updated insurance reflecting lender as mortgagee isaoa. Buyer Comment (2020-01-08): Please see attached	01/16/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899747	[Redact]	RCKT20100300				Credit	Credit	Credit Documentation	Missing Document: Subordination Agreement not provided		The file was missing a copy of the subordination agreement.			Reviewer Comment (2020-01-03): Lender provided subordination agreement. Buyer Comment (2020-01-02): see attached	01/03/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208899747	[Redact]	RCKT20100300				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure in file.
Reviewer Comment (2020-01-22): Letter of Explanation, Shipping Label, Copy of Refund Check, and Corrected CD provided. -

Buyer Comment (2020-01-17): see attached

Reviewer Comment (2020-01-14): The issue is the fee was originally disclosed as a fee not being paid by the borrower then the Final CD has the fee being paid by the borrower.   COC required why fee went from lender paid to borrower paid.

Buyer Comment (2020-01-10): [Redact]  The fee baselined on the final le at  [Redact]and the fee didn't increase over the  [Redact]baseline so redisclosure of a CD or CIC was not required.

Reviewer Comment (2020-01-07): The lender agreed to pay the fee, per the initial CD, on [Redact]  On the final CD, the charge was passed to the borrower.  The loan file shows no documentation that the borrower was informed of the change. PCCD, LOE and copy of refund check required to cure, or proof of consumer notification.

Buyer Comment (2020-01-04): A tolerance cure credit was applied to the fee and removed because the borrower is not able to shop for the fee but the fee is required and subject to unlimited tolerance due to the fee being paid to a non-affiliate which [Redact] is not aware of the cost

Reviewer Comment (2020-01-03): COC received.  The Initial and Revised CD has the Subordination Fee being paid by a third party and the Final CD has the fee being paid by the borrower COC required for Final CD being borrower paid

Buyer Comment (2020-01-02): see attached

																01/22/2020		2	B		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899747	[Redact]	RCKT20100300				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Sufficient or excess cure was provided to the borrower.	Letter of Explanation, Shipping Label, Copy of Refund Check, and Corrected CD provided. - Per [Redact] website the package has not shipped please provide proof the package has been sent to the borrower.							2	B		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899749	[Redact]	RCKT20100320				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2020-01-15): received cover letter from electronic delivery of appraisal Buyer Comment (2020-01-08): See attached	01/15/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899749	[Redact]	RCKT20100320				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.				Reviewer Comment (2020-01-10): [Redact] reviewed exception. Upon further review exception may be cleared. Buyer Comment (2020-01-08): Please provide your calculation so we can determine where the discrepancy is	01/10/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899751	[Redact]	RCKT20100333				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	HOA verification for rental property not provided.			Reviewer Comment (2020-01-07): Lender provided proof of hoa dues. Buyer Comment (2020-01-03): see attached	01/07/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899754	[Redact]	RCKT20100350				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of borrower's receipt of appraisal was not located in the loan file.			Reviewer Comment (2020-01-02): Appraisal delivery date of [Redact] and presumed received date is [Redact] when including Saturday. Which is >= 3 days from closing date of 1 [Redact]. Buyer Comment (2019-12-31): See the attached letter to confirm the appraisal was delivered online through portal the borrower and [Redact] only have access to.	01/02/2020			1	A		[Redact]	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899754	[Redact]	RCKT20100350				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Verified CD dates.			Reviewer Comment (2020-01-02): E-consent disclosure and evidence of timely e-delivery was provided. Buyer Comment (2019-12-31): See the attached evidentiary document to confirm the CD was disclosed and acknowledged on [Redact] .	01/02/2020			1	A		[Redact]	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899754	[Redact]	RCKT20100350				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redact] not received by borrower at least four (4) business days prior to closing.	Verified LE dates.			Reviewer Comment (2020-01-02): E-consent disclosure and evidence of timely e-delivery was provided. Buyer Comment (2019-12-31): See the attached evidentiary document to confirm the LE was disclosed on [Redact] .	01/02/2020			1	A		[Redact]	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899754	[Redact]	RCKT20100350				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Insufficient cure.			Reviewer Comment (2020-01-02): A VCOC was provided for the credit report fee increase. Buyer Comment (2019-12-31): see attached	01/02/2020			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899755	[Redact]	RCKT20100356				Compliance	Compliance	Federal Compliance	K-1 Documentation	Qualified Mortgage (Dodd-Frank 2014): Required K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income.	Most recent K-1 not provided for K-1 income loss although tax return transcripts were provided.			Reviewer Comment (2020-01-23): Exception cleared. Company had a carrover loss from 2014 K-1 of [Redact] Company is no longer active per Business listing. Buyer Comment (2020-01-10): [Redact] The loss on the 2017 Schedule E is due to a prior year disallowed loss that continued to be reported after the business has been dissolved. The client did not receive a 2017 or 2018 K-1 from the business because it is no longer active. Please review the attached documentation showing the business is no longer active, and please clear this condition.	01/23/2020			1	A		[Redact]	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899755	[Redact]	RCKT20100356				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - K-1 Less 25%	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records.	K-1 loss included as income qualification; however, most recent K-1 was not provided.			Reviewer Comment (2020-01-23): Exception cleared. Company had a carrover loss from 2014 K-1 of [Redact] Company is no longer active per Business listing. Buyer Comment (2020-01-10): [Redact] The loss on the 2017 Schedule E is due to a prior year disallowed loss that continued to be reported after the business has been dissolved. The client did not receive a 2017 or 2018 K-1 from the business because it is no longer active. Please review the attached documentation showing the business is no longer active, and please clear this condition.	01/23/2020			1	A		[Redact]	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899755	[Redact]	RCKT20100356				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - K-1 Less 25%	Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records.	K-1 loss included as income qualification; however, most recent K-1 or CPA Letter was not provided.			Reviewer Comment (2020-01-23): Exception cleared. Company had a carrover loss from 2014 K-1 of [Redact] Company is no longer active per Business listing. Buyer Comment (2020-01-10): [Redact] The loss on the 2017 Schedule E is due to a prior year disallowed loss that continued to be reported after the business has been dissolved. The client did not receive a 2017 or 2018 K-1 from the business because it is no longer active. Please review the attached documentation showing the business is no longer active, and please clear this condition.	01/23/2020			1	A		[Redact]	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899755	[Redact]	RCKT20100356				Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	K-1 loss included as income qualification; however, most recent K-1 or CPA Letter was not provided so Ability to Repay requirements not met.			Reviewer Comment (2020-01-23): Exception cleared. Company had a carrover loss from 2014 K-1 of [Redact] Company is no longer active per Business listing.	01/23/2020			1	A		[Redact]	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899755	[Redact]	RCKT20100356				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	K-1 loss included as income qualification; however, most recent K-1 or CPA Letter was not provided so Safe Harbor requirements not met.			Reviewer Comment (2020-01-23): Exception cleared. Company had a carrover loss from 2014 K-1 of [Redact] Company is no longer active per Business listing. Buyer Comment (2020-01-10): [Redact] The loss on the 2017 Schedule E is due to a prior year disallowed loss that continued to be reported after the business has been dissolved. The client did not receive a 2017 or 2018 K-1 from the business because it is no longer active. Please review the attached documentation showing the business is no longer active, and please clear this condition.	01/23/2020			1	A		[Redact]	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899756	[Redact]	RCKT20100358				Compliance	Compliance	Federal Compliance	Federal LO Compensation Dual Compensation Dodd Frank	Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.	Dual compensation received from both a consumer and person other than consumer. On the final CD, broker compensation is paid by both the borrower and the Lender.			Reviewer Comment (2020-01-17): Trailing doc CD addendum provided Loan Originator compensation used in testing. Exception Cleared Buyer Comment (2020-01-14): Please see the CD addendum attached which confirms there is no dual comp on this loan	01/17/2020			1	A		[Redact]	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208899756	[Redact]	RCKT20100358				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redact] incorrectly disclosed whether Homeowners Insurance is included in escrow.	Homeowner's Insurance"", ""In escrow?"" indicates ""No"" and the sum of insurance escrows in section G. Initial Escrow Payment at Closing (pg 2) > [Redact].
Reviewer Comment (2020-01-17): Regraded to EV2-B as the Flood Insurance is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners insurance, but instead was disclosed under other.

Reviewer Comment (2020-01-16): Regraded to EV2-B as the Flood Insurance is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners insurance, but instead was disclosed under other.

Buyer Comment (2020-01-14): Page 1 and 4 of the CD correctly list the HOI as a non-escrowed property cost. Page 2 correctly list no info on the HOI as it is not escrowed and we did not collect anything to setup the impound account. Please clear this exception

																		2	B		[Redact]	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899756	[Redact]	RCKT20100358				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.	The Amount of Non-Escrowed Property Costs over Year 1 of [Redact] on the Final Closing Disclosure provided on [Redact] is not accurate. "Non-Escrowed Property Costs over Year 1" does not match the annual sum of the actual monthly non-escrowed costs.
Reviewer Comment (2020-01-22): Lender provided a receipt for discounted 2019 taxes paid amount. This issue is cleared.

Buyer Comment (2020-01-17): In the top right corner of the client provided tax cert, it confirms a total paid of [Redact]  for 2019. Our tax cert confirms discounted amounts of [Redact]  and  [Redact]which is a total of [Redact] . THis confirms we disclosed the correct amount

Reviewer Comment (2020-01-16): Tax cert confirms  [Redact]or  [Redact]/ month.  HOI confirmed at  [Redact]or  [Redact]/ month.  Total  [Redact]/ month or  [Redact]per year

Buyer Comment (2020-01-14): Please see tax bill attached which confirms accurate amounts were disclosed

															01/22/2020			1	A		[Redact]	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899757	[Redact]	RCKT20100359				Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.				Reviewer Comment (2020-01-21): Lender provided proof ABA sent electronically with initial docs Reviewer Comment (2020-01-17): Copy of disclosure in file is not signed. Lender to provide signed copy. Exception remains. Buyer Comment (2020-01-09): Please see attached.	01/21/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899757	[Redact]	RCKT20100359				Compliance	Compliance	Federal Compliance	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.	Third party verification of self employment not located in file.			Reviewer Comment (2020-01-17): The business tax returns indicate the patnership has been in existence more than 2 years and the only income consdierations from this consumer or a minor loss offset against other consumers positive income.	01/17/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899757	[Redact]	RCKT20100359				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Initial closing disclosure dated [Redact] was not signed or dated. Presumed received date is [Redact]. Closing date is [Redact].			Reviewer Comment (2020-01-13): [Redact] received disclosure tracking indicating the initial CD was received the same day issued. Exception Cleared. Buyer Comment (2020-01-09): Please see evidentiary document showing the borrower acknowledged the CD on [Redact] Please clear this condition.	01/13/2020			1	A		[Redact]	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899757	[Redact]	RCKT20100359				Credit	Asset	Asset Documentation	Guideline Issue: Insufficient asset documentation.		Missing copy of final HUD or other satisfactory documentation of sale of prior residence.			Reviewer Comment (2020-01-17): Lender provided closing statement. Buyer Comment (2020-01-09): Please see HUD statement from the sale of the previous home.	01/17/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899757	[Redact]	RCKT20100359				Credit	Income / Employment	Income Documentation	Income Docs Missing:	-	Missing third party verification of self employment.			Reviewer Comment (2020-01-17): Not required. Buyer Comment (2020-01-09): 3rd party verification is not required whent the borrower is being qualified with only negative income. Each of these businesses carried a small loss. Please clear this condition.	01/17/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899757	[Redact]	RCKT20100359				Compliance	Compliance	Federal Compliance	Self Employed - Minor Negative Income Documentation	Qualified Mortgage (Dodd-Frank 2014): Self Employed borrower with a minor loss included in the income qualification did not provide the year to date P&L and/or Balance Sheet.	A balance sheet was not prepared for borrower's self employment.			Reviewer Comment (2020-01-17): Lender provided balance sheet. Buyer Comment (2020-01-09): Please see attached Profit and Loss as well as balance sheet for [Redact]. Please note that the borrower is less than 1% owner in [Redact] therefore is not considered selft employed and no profit and loss or balance sheet is required. Please clear this condition. Buyer Comment (2020-01-09): Please see attached.	01/17/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899759	[Redact]	RCKT20100372				Credit	Credit	Credit Documentation	Aged document: Credit Report is more than 90 days prior to the note date.	-	Credit report is over 90 days at closing.			Reviewer Comment (2020-01-15): Credit report can be up to 120 days old. Buyer Comment (2020-01-08): [Redact] For our Jumbo product guidelines, the credit report can be as old as 120 days before it will be considered expired. Please review our guidelines and clear this condition.	01/15/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208899759	[Redact]	RCKT20100372				Compliance	Compliance	Federal Compliance	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.	Dates of employment with [Redact] (Consulting) was not verified. Lender to provide verification of dates of employment.
Reviewer Comment (2020-01-15): Loan file contains three years pf personal tax returns with schedule C indicating the employment has been in place for more than 2 years.

Buyer Comment (2020-01-08): [Redact] Neither client requires employment history. We are using passive non-employment income on this file, so all income is either passive such as a pension or passive as in passive self-employment income. If it is passive self-employment income it is calculated as dividends and interest for the purposes of following guidelines. Please review and clear this condition as employment dates are not required.

															01/15/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208899759	[Redact]	RCKT20100372				Compliance	Compliance	Federal Compliance	Self Employed - Minor Negative Income Documentation	Qualified Mortgage (Dodd-Frank 2014): Self Employed borrower with a minor loss included in the income qualification did not provide the year to date P&L and/or Balance Sheet.	The file is missing YTD P&L and balance sheet.
Reviewer Comment (2020-01-15): Nominal self-employment loss entered, and YTD P&L and/or Balance Sheet is missing. While Appendix Q requires P&L/Balance Sheet, due to the minor negative income amount this does not impact the Loan Designation. This is an EV2 level deficiency that must be noted in our findings. Exception remains.

Buyer Comment (2020-01-08): [Redact] Per [Redact] and AppedixQ, a profit loss and balance sheet is not required when the business in question only contributes a loss to the file. The business in question is only adding a loss to the file, and therefore no balance sheet or profit/loss is required.

																		2	B		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208899759	[Redact]	RCKT20100372				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redact] incorrectly disclosed whether Homeowners Insurance is included in escrow.	The final CD reflects "some" insurance included in escrows. The lender included flood insurance with additional costs in escrow.			Reviewer Comment (2020-01-10): Upon further review, the exception is cleared. Buyer Comment (2020-01-08): [Redact] We represent flood insurance differently than homeowners insurance in order to make the closing disclosure easily decipherable for the client. We are showing that "Flood and additional costs" only have a portion being escrowed and that is correct for the purposes of this form. Please clear this condition as it is invalid.	01/10/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899759	[Redact]	RCKT20100372				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Fee disclosed was last disclosed as [Redact] on LE but disclosed as [Redact] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.			Reviewer Comment (2020-01-10): Upon further review, the exception is cleared.	01/10/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899762	[Redact]	RCKT20100381				Credit	Insurance	Insurance Analysis	The Hazard Insurance Policy effective date is after the Transaction Date.		The hazard insurance was effective on the date of disbursement.			Reviewer Comment (2020-01-14): Lender provided insurance effective [Redact] Buyer Comment (2020-01-07): Please see the updated insurance policy, showing coverage started on [Redact] . Thank you.	01/14/2020			1	A		[Redact]	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899762	[Redact]	RCKT20100381				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	An Appraisal Waiver was missing from the file.			Reviewer Comment (2020-01-14): Letter in file of when appraisal was sent to the borrower. Buyer Comment (2020-01-07): Please review the appraisal letter that is sent with a copy of the appraisal to the borrower, [Redact] in your loan file. The appraisal was sent to the borrower on [Redact], which is greater than three days prior to closing.	01/14/2020			1	A		[Redact]	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899762	[Redact]	RCKT20100381				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redact] disclosed a Finance Charge that does not match the actual finance charge for the loan.	The reported finance charge of, [Redact], is less than the calculated amount of [Redact].			Reviewer Comment (2020-01-09): Itemization of lump sum seller credit provided. Buyer Comment (2020-01-07): Please see the uploaded explanation regarding the finance charge.	01/09/2020			1	A		[Redact]	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899762	[Redact]	RCKT20100381				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	The increase in points exceeded the amount initially disclosed to the borrower by [Redact] with no cure provided .			Reviewer Comment (2020-01-09): COC - relock to a lower rate Buyer Comment (2020-01-07): Please review the Re-disclosure history, [Redact] in your loan file. There was a valid change in circumstance on [Redact] due to the change in the interest rate from [Redact] to [Redact] This was disclosed to the borrower in good faith on the [Redact] LE.	01/09/2020			1	A		[Redact]	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899762	[Redact]	RCKT20100381				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	The increased appraisal fee exceeded the amount initially disclosed to the borrower by [Redact] with no cure provided to the borrower.			Reviewer Comment (2020-01-09): COC - appraisal complexity Buyer Comment (2020-01-07): Please review the Re-disclosure history, [Redact] in your loan file. There was a valid change in circumstance on [Redact] due to the change in the interest rate from [Redact] to [Redact] This was disclosed to the borrower in good faith on the [Redact] LE.	01/09/2020			1	A		[Redact]	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899763	[Redact]	RCKT20100385				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure APR	TILA-RESPA Integrated Disclosure - Loan Calculations: APR of [Redact] on Final Closing Disclosure provided on [Redact] is under-disclosed from the calculated APR of [Redact] outside of 0.125% tolerance.	Loan disclosed with APR of [Redact] System calculated APR [Redact] outside of .125% tolerance.			Reviewer Comment (2020-01-14): [Redact] received required documents, exception is cleared. Buyer Comment (2020-01-10): Please see attached CD addendum showing the seller paid fees. Reviewer Comment (2020-01-09): Separate Itemization of Credit is required if the seller credit was applied to any of the fees subject to finance charges Buyer Comment (2020-01-07): Please clear after clearing finance charge condition	01/14/2020			1	A		[Redact]	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899763	[Redact]	RCKT20100385				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redact] disclosed a Finance Charge that does not match the actual finance charge for the loan.	Loan disclosed with finance charge of [Redact]. System calculated finance charge [Redact], difference of -[Redact]			Reviewer Comment (2020-01-14): [Redact] received required documents, exception is cleared. Buyer Comment (2020-01-10): Please see attached CD addendum showing the seller paid fees. Reviewer Comment (2020-01-09): Separate Itemization of Credit is required if the seller credit was applied to any of the fees subject to finance charges Buyer Comment (2020-01-07): Please see attached.	01/14/2020			1	A		[Redact]	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899763	[Redact]	RCKT20100385				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Missing Change of Circumstance dated [Redact] for increase in appraisal fee from [Redact] to [Redact]			Reviewer Comment (2020-01-09): COC provided - additional trip fee required Buyer Comment (2020-01-07): Please see attached	01/09/2020			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899764	[Redact]	RCKT20100387				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	REO documentation not provided.			Reviewer Comment (2020-01-13): Lender provided proof of pitia. Buyer Comment (2020-01-06): Please see attached	01/13/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899765	[Redact]	RCKT20100388				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.			Reviewer Comment (2020-01-07): Upon further review, the exception is cleared. Buyer Comment (2020-01-06): For the [Redact] date, please see the attached redisclosure history to confirm the loan amount increase from [Redact]to [Redact]causing the increase in the title fee.	01/07/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899765	[Redact]	RCKT20100388				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.			Reviewer Comment (2020-01-07): Upon further review, the exception is cleared. Buyer Comment (2020-01-06): For the [Redact] date, please see the attached redisclosure history to confirm the loan amount increase from [Redact]to [Redact]causing the increase in the transfer tax fee.	01/07/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899766	[Redact]	RCKT20100391				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy is Preliminary or Commitment, and not a Final Title Policy.					Reviewer Comment (2020-01-14): Lender provided a copy of the final title.	01/14/2020			1	A		[Redact]	Second Home	Purchase		C	A	C	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208899766	[Redact]	RCKT20100391				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.					Reviewer Comment (2020-01-14): [Redact] provided in file. Buyer Comment (2020-01-07): Please review the [Redact] on [Redact] in your loan file.	01/14/2020			1	A		[Redact]	Second Home	Purchase		C	A	C	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208899766	[Redact]	RCKT20100391				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Evidence of annual hazard insurance premium and property tax were not provided for REO properties, [Redact] or [Redact]			Reviewer Comment (2020-01-14): Mortgage statements provided in file. Buyer Comment (2020-01-07): Please see the two [Redact] statements in your loan file on [Redact] We received the statements showing that the monthly payment includes escrow.	01/14/2020			1	A		[Redact]	Second Home	Purchase		C	A	C	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208899766	[Redact]	RCKT20100391				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of [Redact].	No cure was provided.			Reviewer Comment (2020-01-09): COC - loan amount increase and re-priced Buyer Comment (2020-01-07): Please review the Re-disclosure History document on[Redact] in your loan file. There was a valid change in circumstance on [Redact] due to the loan amount increase from [Redact]to [Redact]This changed the LTV of the loan from 60% to 65%. This was disclosed to the borrower in good faith on the CD on [Redact].	01/09/2020			1	A		[Redact]	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208899766	[Redact]	RCKT20100391				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation (YSP). Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	No cure was provided.			Reviewer Comment (2020-01-09): COC - loan amount increase and re-priced Buyer Comment (2020-01-07): Please review the Re-disclosure History document on [Redact] in your loan file. There was a valid change in circumstance on [Redact] due to the loan amount increase from [Redact]to [Redact]This was disclosed to the borrower in good faith on the CD on [Redact].	01/09/2020			1	A		[Redact]	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208899766	[Redact]	RCKT20100391				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.					Reviewer Comment (2020-01-14): Lender provided a copy of the final title reflecting amount of insurance [Redact] Buyer Comment (2020-01-07): Please review the trailing uploaded document. I have included the final title reflecting the correct loan amount of [Redact]	01/14/2020			1	A		[Redact]	Second Home	Purchase		C	A	C	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208899766	[Redact]	RCKT20100391				Credit	Asset	Asset Calculation / Analysis	Guideline Requirement: Available for Reserves discrepancy.		The loan file documents sufficient reserves.			Reviewer Comment (2020-01-14): 6 months used for subject and other properties. Buyer Comment (2020-01-07): Our guidelines only require six months of reserves for any subject property and six months of reserves for any non-subject property for loan amounts [Redact]and below. In total We need to verify [Redact]in total reserves for this loan. [Redact], 1[Redact] [Redact][Redact]	01/14/2020			1	A		[Redact]	Second Home	Purchase		C	A	C	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208899766	[Redact]	RCKT20100391				Credit	System	General	Valuation address does not match Note address.	-	CDA does not reflect the Unit #.			Reviewer Comment (2020-01-22): Same legal description on [Redact] as appraisal exception cleared Buyer Comment (2020-01-15): The [Redact] does reflect the legal description which confirms this was done on the correct property. Please review and clear this exception. Thank you.	01/22/2020			1	A		[Redact]	Second Home	Purchase		C	A	C	A	C	A	C	A	Safe Harbor QM	Safe Harbor QM	No
208899767	[Redact]	RCKT20100392				Compliance	Compliance	Federal Compliance	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.				Reviewer Comment (2020-01-14): Payoff statement in file. Buyer Comment (2020-01-08): Please review [Redact] of your loan file for a copy of the pay off for [Redact].	01/14/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899767	[Redact]	RCKT20100392				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by [Redact] due to an increase in the amount of Lender title policy fee. No valid COC provided, cure provided at closing.			Reviewer Comment (2020-01-10): COC - recording and deed prep for quit claim Buyer Comment (2020-01-08): Please review the Re-disclosure History Located on [Redact] in your loan file. There was a valid change in circumstance on [Redact] because of a Quit Claim Deed needing to be prepared and filed. This was disclosed to the borrower in good faith on [Redact] LE.	01/10/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899767	[Redact]	RCKT20100392				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Underwriting Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Provide evidence of a valid change of circumstance or cure to the borrower for the amount of [Redact] which exceeds the amount allowable.			Reviewer Comment (2020-01-10): fee disclosed on all LE's Buyer Comment (2020-01-08): This appears to be an invalid condition. The [Redact]for underwriting has been on every loan application since the application date of [Redact]. Please review the original LE from [Redact] in your loan file, [Redact]	01/10/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899768	[Redact]	RCKT20100397				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Service Charges. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	There were no lender credits or any other cures provided for this review.			Reviewer Comment (2020-01-06): [Redact] reviewed exception. The fee was outsourced by chosen provider. Exception Cleared. Buyer Comment (2020-01-03): The title fee is subject to unlimited tolerance due to the borrower chosen service provider not on the list.	01/06/2020			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899768	[Redact]	RCKT20100397				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - SubEscrow Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	There were no lender credits or any other cures provided for this review.			Reviewer Comment (2020-01-06): [Redact] reviewed exception. The fee was outsourced by chosen provider. Exception Cleared. Buyer Comment (2020-01-03): The title fee is subject to unlimited tolerance due to the borrower chosen service provider not on the list.	01/06/2020			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899768	[Redact]	RCKT20100397				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	There were no lender credits or any other cures provided for this review.			Reviewer Comment (2020-01-06): [Redact] reviewed exception. The fee was outsourced by chosen provider. Exception Cleared. Buyer Comment (2020-01-03): The title fee is subject to unlimited tolerance due to the borrower chosen service provider not on the list.	01/06/2020			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899769	[Redact]	RCKT20100398				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Original Lender same as current Lender			Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	B	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
208899769	[Redact]	RCKT20100398				Property	Appraisal Reconciliation	Value Discrepancy	Loan is missing secondary valuation product required for securitization.		Final CD reflects a [Redact] fee for an appraisal review.			Reviewer Comment (2020-01-13): Lender provided PCCD, loe, copy of check and proof of delivery to the borrower refunding the [Redact]fee. Buyer Comment (2020-01-06): The secondary valuation was not required per our guidelines. Please see attached.	01/13/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	A	A	B	B	C	A	Safe Harbor QM	Safe Harbor QM	No
208899770	[Redact]	RCKT20100399				Compliance	Compliance	Federal Compliance	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp).				Reviewer Comment (2020-01-17): Have Balance sheet in file. Buyer Comment (2020-01-09): [Redact] Please explain why the self-employment documentation is not sufficient. We cannot respond to a vague condition such as this.	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899770	[Redact]	RCKT20100399				Compliance	Compliance	State Compliance	[Redact] Home Loan (Ability to Repay not Verified)	[Redact] Home Loan (HB1322): Borrower's ability to repay not verified with reliable documentation.				Reviewer Comment (2020-01-17): Have third party verification in file. Buyer Comment (2020-01-09): [Redact] We have provided all documentation necessary to show the client has the ability to repay the loan, please clear this condition.	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899770	[Redact]	RCKT20100399				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Per High Cost Analysis.			Reviewer Comment (2020-01-17): Other qm exception cleared.	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899770	[Redact]	RCKT20100399				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Evidence of insurance shows a shortage in coverage of [Redact]			Reviewer Comment (2020-01-17): Lender provided replacement cost estimate from insurer.	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899770	[Redact]	RCKT20100399				Credit	Property - Appraisal	Appraisal Adjustments	Excessive site value noted on appraisal without appraiser comments to justify	-	Appraiser noted that recent land sale in area was high, however that does not explain reason for land value being 85% of Appraised value of the property.			Reviewer Comment (2020-01-17): Appraiser commented on site value. Buyer Comment (2020-01-09): [Redact] The appraiser adequately explained why he gave the subject property a high land value. The appraiser gave a comparable for the value of the land in the area, and having nearby land sold for a comparable value as the land value estimate the appraiser is giving is hard evidence of the value of the land. Please clear this condition as it is invalid.	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899771	[Redact]	RCKT20100400				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.								2	B		[Redact]	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208899771	[Redact]	RCKT20100400				Compliance	Compliance	Federal Compliance	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.	Listed Employment for over 2 years			Reviewer Comment (2020-01-16): CPA Letter attests to the Self Employment period. (Same CPA completed 2017 personal tax returns for consumer.)	01/16/2020			1	A		[Redact]	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208899771	[Redact]	RCKT20100400				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. Insufficient or no cure was provided to the borrower.	Cure for 10% tolerance in the amount of [Redact] for excess in fees was not provided.			Reviewer Comment (2020-01-10): [Redact] received SSPL. Exception Cleared. Buyer Comment (2020-01-08): [Redact] please do not include Title Guaranty and Trust in the 10% tolerance bucket. We placed the fees paid to this company in Section C of the Closing Disclosure, and this signifies the client choosing this company. Since the client chose this company, these fees are unlimited tolerance and should be excluded from tolerance testing.	01/10/2020			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899772	[Redact]	RCKT20100402				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redact] disclosed a Finance Charge that does not match the actual finance charge for the loan.	Disclosure reflects Finance Charge of [Redact] but calculated Disclosure reflects Finance Charge of [Redact] but calculated Finance Charge of [Redact]. Variance = [Redact]. Lender to provide corrected CD and copy of letter sent to borrower explaining changes. Finance Charge of [Redact] Variance = [Redact] Lender to provide corrected CD and copy of letter sent to borrower explaining changes.			Reviewer Comment (2020-01-07): Upon further review, the exception is cleared. Buyer Comment (2020-01-06): itemization of amount financed Buyer Comment (2020-01-06): See the attached CD addendum to confirm non‐borrower paid fees excluded from the finance charge. In addition, see the attached itemization of the amount financed to see the fees included in the cost. If any discrepancy, please provide testing to confirm fees included in testing.	01/07/2020			1	A		[Redact]	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899772	[Redact]	RCKT20100402				Credit	Hazard Insurance	Insufficient Coverage	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.					Reviewer Comment (2020-01-07): Replacement Cost estimator was in file and sufficient, Buyer Comment (2020-01-06): The attached replacement cost estimator was provided in the loan package as a part of the insurance which contained 71 pages.	01/07/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899772	[Redact]	RCKT20100402				Credit	Hazard Insurance	Insufficient Coverage	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___	HOI coverage is insufficient by [Redact]Provide updated policy reflecting minimum coverage of [Redact] OR provide copy of insurer's replacement cost estimate supporting current coverage amount.			Reviewer Comment (2020-01-07): Replacement Cost estimator was in file and sufficient, Buyer Comment (2020-01-06): The attached replacement cost estimator was provided in the loan package as a part of the insurance which contained 71 pages.	01/07/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899774	[Redact]	RCKT20100424				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.					Reviewer Comment (2020-01-17): Trailing doc provided with current insurance policy with same lender as note, included ISAOA. Exception cleared. Buyer Comment (2020-01-13): Please see the attached corrected HOI declaration page.	01/17/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899775	[Redact]	RCKT20100429				Compliance	Compliance	Federal Compliance	Overtime Bonus Method of Calculation	Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income.	Bonus income was calculated using 1 year and ytd income.			Reviewer Comment (2020-01-21): Using 2 year plus ytd average. Buyer Comment (2020-01-13): Per [Redact] guidelines, bonus income is calculated using the YTD earnings and previous years earnings annualized over time received which in this case would be 20.5 months. This calculation is used the bonus is paid annually and is decreasing then increasing year over year. We took a more conservative approach here and chose to average the ytd and previous years bonus earnings over 24 months.	01/21/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899775	[Redact]	RCKT20100429				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Loan designation of Safe Harbor QM does not match Non QM, due to calculation of bonus income being less than 2 years.			Reviewer Comment (2020-01-21): Other qm exception cleared. Buyer Comment (2020-01-13): Per [Redact] guidelines, bonus income is calculated using the YTD earnings and previous years earnings annualized over time received which in this case would be 20.5 months. This calculation is used the bonus is paid annually and is decreasing then increasing year over year. We took a more conservative approach here and chose to average the ytd and previous years bonus earnings over 24 months.	01/21/2020			1	A		[Redact]	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899775	[Redact]	RCKT20100429				Compliance	Compliance	Federal Compliance	TRID Interim Closing Disclosure Timing	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on [Redact] contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation	The Closing Disclosure was not provided to the borrower at least 3 business days before closing.			Reviewer Comment (2020-01-09): [Redact] reviewed exception. Upon further review the exception may be cleared. Buyer Comment (2020-01-07): The increase in APR from [Redact] on the initial CD to [Redact] does not warrant a redisclosure within 3 days of closing. A redisclosure is required if the apr increases by [Redact] or more.	01/09/2020			1	A		[Redact]	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899775	[Redact]	RCKT20100429				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Missing mortgage statement to verify payment for rental property.
Reviewer Comment (2020-01-22): Exception cleared with Tax and insurance verification

Buyer Comment (2020-01-22): A mortgage coupon is not required to demonstrate principal and interest as the purpose of the credit report is to display the borrowers credit worthiness and dollar amount of monthly debt obligations to properly calculate DTI. The attached tax and insurance documents confirm the payment reflected on credit is the P+I payment only.

Reviewer Comment (2020-01-21): Lender needs to provide the mortgage statement to verify the P&I. The credit report is not acceptable to use. Exception remains.

Buyer Comment (2020-01-09): The payment was verified using the credit report. Please see pages 265-268 of your loan file.

															01/22/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899776	[Redact]	RCKT20100434				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		HOI policy provide reflects incorrect mortgagee clause. Lender to provide updated policy reflecting "Lender its successors and assigns"			Reviewer Comment (2020-01-14): Lender provided insurance reflecting lender as mortgagee with isaoa. Buyer Comment (2020-01-07): see attached	01/14/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899777	[Redact]	RCKT20100446				Credit	Missing Document	General	Missing Document: Desk Review not provided		The file was missing a copy of the secondary valuation, required on all securitized loans. The borrower's final CD reflected a [Redact] fee for an appraisal review.			Reviewer Comment (2020-01-22): [Redact] received exception cleared. Buyer Comment (2020-01-14): see attached	01/22/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899777	[Redact]	RCKT20100446				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		The mortgagee clause on the hazard insurance policy does not reflect the subject Lender's name/information. The current lender is noted.			Reviewer Comment (2020-01-09): Lender provided updated insurance. Buyer Comment (2020-01-06): see attached	01/09/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
208899779	[Redact]	RCKT20100456				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Missing proof of valid change, insufficient or no cure was provided to the borrower.			Reviewer Comment (2020-01-06): COC provided. pricing change from lender paid to borrower paid and an additional [Redact]in lender credit. pricing better for borrower as overall cost went down Buyer Comment (2020-01-03): see attached	01/06/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899781	[Redact]	RCKT20100467				Credit	Insurance	Insurance Analysis	Insurance address does not match Note address.
Reviewer Comment (2020-01-23): After further review, exception cleared.

Buyer Comment (2020-01-16): The last 4 digits of the nine-digit ZIP Code represents a specific delivery route within that overall delivery area. This does not affect the property coverage and the mortgage documentation. Please escalate to consider clearing this condition.

Reviewer Comment (2020-01-15): [Redact] reflects zip code as [Redact]. Lender to provide updated insurance with corrected zip code. Exception remains.

Buyer Comment (2020-01-08): see the attached google search for [Redact]

Buyer Comment (2020-01-08): [Redact] lookup confirms the property address on the note is correct. The insurance contains a different for digits attached to the zip code, but the google search confirms the addresses on both documentation are at the same location. See the attached documentation.

															01/23/2020			1	A		[Redact]	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208899781	[Redact]	RCKT20100467				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2020-01-15): Lender provided proof of when appraisal was sent. Buyer Comment (2020-01-08): see the attached document.	01/15/2020			1	A		[Redact]	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208899781	[Redact]	RCKT20100467				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.
Reviewer Comment (2020-01-23): Letter of Explanation & Corrected Closing Disclosure provided

Buyer Comment (2020-01-21): see the attached redisclosed cd.

Reviewer Comment (2020-01-17): [Redact]annually being used for HOI confirmed from the Dec Page in file for subject property.  Tax cert does have a discounted tax rate however lender should have used  [Redact]as this is a purchase transaction and tax title confirmed annual 2020 taxes of [Redact]

Buyer Comment (2020-01-14): The tax cert confirms the discounted property tax amount is [Redact]  due by  [Redact].

Reviewer Comment (2020-01-10): [Redact] reviewed exception. The discrepancy is due to HOI and taxes. It appears the [Redact]  premium is for non subject property. A dec page for subject property is in file for [Redact] he taxes per cert are [Redact]  or  [Redact]Please provide updated documentation if using a different amount. Please provide a corrected CD and LOE to cure.

Buyer Comment (2020-01-08): See the attached calculation to confirm the estimated property costs over year 1.
Insurance: [Redact] * 12 = [Redact]
Discounted Taxes: [Redact] * 12 = [Redact]
HOA dues: [Redact] * 12 = [Redact]
Total estimated costs: [Redact]

																01/23/2020		2	B		[Redact]	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899781	[Redact]	RCKT20100467				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Signature was not evident on document.			Reviewer Comment (2020-01-10): [Redact] received disclosure tracking indicating the initial CD was received the same day issued. Exception Cleared. Buyer Comment (2020-01-08): see the attached evidentiary document to confirm the acknowledgement of the intiial CD.	01/10/2020			1	A		[Redact]	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
208899781	[Redact]	RCKT20100467				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. Insufficient or no cure was provided to the borrower.	Cure for 0% and/or 10% tolerance violationswas not provided. Provide a post-close CD disclosing the tolerance cure and copy the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made			Reviewer Comment (2020-01-17): fees reconcile to section b Buyer Comment (2020-01-15): It seems you're including the following fees as 10% tolerance violations: The Title - Lenders title policy [Redact]and Title - settlement closing fee of [Redact]were disclosed on the initial LE so they are not tolerance violations. The Title - CPL Fee [Redact] and The Title - Examination fee [Redact] were not previously disclosed and we think a [Redact]cure is appropriate. Please confirm the [Redact]cure amount is appropriate.	01/17/2020			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
208899781	[Redact]	RCKT20100467				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.					Reviewer Comment (2020-01-15): Included IRA in assets. Buyer Comment (2020-01-08): The IRA account was used for the reserves which contain [Redact]that is sufficient for reserves.	01/15/2020			1	A		[Redact]	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
209193502	[Redact]	RCKT2010056				Credit	Insurance	Insurance Documentation	Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance.		Premium not listed on the HOI policy and a copy of the invoice was not provided. [Redact] annual premium taken from Initial Escrow Disclosure.			Reviewer Comment (2020-01-03): Lender provided original dec page with premium listed. Buyer Comment (2020-01-02): see attached	01/03/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193502	[Redact]	RCKT2010056				Credit	Guideline	Guideline Issue	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.					Reviewer Comment (2020-01-03): Lender provided updated policy. Buyer Comment (2020-01-02): see attached	01/03/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193503	[Redact]	RCKT2010063				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. Insufficient or no cure was provided to the borrower.	Seller fees not disclosed on consumer's CD. Exceeds by [Redact]. No cure found on CD.			Reviewer Comment (2020-01-10): Upon further review, the exception is cleared. Buyer Comment (2020-01-08): The discrepancy stems from [Redact] including Lender Title Policy in testing. We disagree this should be included and the citation is not material	01/10/2020			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193505	[Redact]	RCKT20100109				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The RTC should be on the H-9 form as it is a same lender payoff			Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193506	[Redact]	RCKT20100110				Credit	Credit	Credit Documentation	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		VOM for 2nd mortgage as required per approval not provided.			Reviewer Comment (2020-01-01): Payment history was provided. Buyer Comment (2019-12-31): The payments for the second lien were automatically deducted from the borrowers pay as he is employed by the lien holder. Please see the 12 months of paychecks spanning [Redact] - [Redact], the deducted loan payment is noted in the bottom left corner of each page.Please see attached.	01/01/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193507	[Redact]	RCKT20100114				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2020-01-06): Appraisal Notice was found in loan file. Appraisal delivered to the borrower [Redact] Buyer Comment (2020-01-02): see attached	01/06/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
209193507	[Redact]	RCKT20100114				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.
Reviewer Comment (2020-01-06): Updated Insurance policy shows annual premium at  [Redact]When this is used in Estimated Property Costs, the final CD is accurate.

Buyer Comment (2020-01-04): see the attached tax cert to confirm [Redact]  + [Redact]  = [Redact]

Buyer Comment (2020-01-04): see the attached HOI to confirm [Redact]

Reviewer Comment (2020-01-03): Per loan file, Hazard insurance is [Redact] per year, and county tax is [Redact]  per month.  Please provide PCCD and LOE, or proof  of other amounts being used in the calculation.

Buyer Comment (2020-01-02): Please see the calculation below to confirm the estimated property costs over year 1 is correct at [Redact]
[Redact] (taxes) + [Redact] (taxes) + [Redact] (HOI) = [Redact]

															01/06/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193507	[Redact]	RCKT20100114				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.				Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193507	[Redact]	RCKT20100114				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redact] disclosed a Finance Charge that does not match the actual finance charge for the loan.	Disclosure reflects Finance Charge of [Redact] but calculated Finance Charge of [Redact]. Variance = [Redact] Lender to provide corrected CD and copy of letter sent to borrower explaining changes.			Reviewer Comment (2020-01-03): Upon further review, the exception is cleared. Buyer Comment (2020-01-02): Please see the calculation below. If any discrepancy, please confirm. [Redact]P&I * 360 Terms in Months - [Redact]Loan Amount + [Redact]Prepaid Finance Charges = 644,045.08	01/03/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193507	[Redact]	RCKT20100114				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		Updated HOI policy documentation used to verify the annual premium as [Redact] shows the Mortgagee as only [Redact] and not [Redact] ISAOA.			Reviewer Comment (2020-01-17): Trailing doc provided, exception cleared. Buyer Comment (2020-01-14): see attached Reviewer Comment (2020-01-09): The mortgagee does not include ISAOA. Lender to provide updated policy reflecting the lender as mortgagee ISAOA. Exception remains. Buyer Comment (2020-01-06): see attached	01/17/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
209193508	[Redact]	RCKT20100115				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Fee disclosed was last disclosed as [Redact] on LE but disclosed as [Redact] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.			Reviewer Comment (2020-01-01): A valid COC was provided. Buyer Comment (2019-12-31): see attached	01/01/2020			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193510	[Redact]	RCKT20100160				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Transaction is Lender to Lender; Form H-8 was used; Form H-9 should have been.			Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193511	[Redact]	RCKT20100177				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.					Reviewer Comment (2020-01-07): Lender provided final title reflecting amount of insurance [Redact] . Buyer Comment (2020-01-03): Please review the uploaded trailing document. The final title policy reflects the amount of the title insurance is for the correct amount, [Redact] .	01/07/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193511	[Redact]	RCKT20100177				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy is Preliminary or Commitment, and not a Final Title Policy.					Reviewer Comment (2020-01-07): Lender provided a copy of the final title.	01/07/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193511	[Redact]	RCKT20100177				Compliance	Compliance	Federal Compliance	C-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (C-Corp).	The 1040s are signed by the Profit and loss and balance sheets are not signed and dated by the borrower. The 1120 (2018 and 2017) are not signed by the borrower			Reviewer Comment (2020-01-07): 1120 signed in file. Buyer Comment (2020-01-03): Per our guidelines, the P&L and Balance Sheet do not require signatures. Please review [Redact] of your loan file for 2017 signed 1120 and [Redact] of your loan file for 2018 signed 1120.	01/07/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193511	[Redact]	RCKT20100177				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - Schedule C Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	The borrower supplied 2017 and 2018 signed 1040s, profit and loss not signed or dated- [Redact] letter signed			Reviewer Comment (2020-01-07): 1120 signed in file. Buyer Comment (2020-01-03): According to our guidelines, we allow a CPA letter to verify self-employment income, if it has the signature of the CPA, verifies the existence of the business/ownership and we have verified the CPA, which we have. Also, our guidelines do not require the P&L and Balance Sheet to be signed/dated.	01/07/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193511	[Redact]	RCKT20100177				Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	This due to the profit and loss, balance sheets and the 1120 (2017 and 2018) not be signed by the borrower			Reviewer Comment (2020-01-07): Other atr exceptions cleared.	01/07/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193511	[Redact]	RCKT20100177				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	This due to the profit and loss, balance sheets and the 1120 (2017 and 2018) not be signed by the borrower			Reviewer Comment (2020-01-07): Other atr exceptions cleared. Buyer Comment (2020-01-03): Our guidelines do not require the P&L and Balance Sheet to be signed/dated. Please review [Redact] of your loan file for 2017 signed 1120 and [Redact] of your loan file for 2018 signed 1120.	01/07/2020			1	A		[Redact]	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193511	[Redact]	RCKT20100177				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax Certificate Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	The fee of [Redact] for the title tax cert was not diclosed on the LE and we added to the CD			Reviewer Comment (2020-01-06): confirmed fee disclosed on the LE Buyer Comment (2020-01-03): Please review the LE, [Redact] in your loan file. The original LE disclosed the Tax Certification Fee for [Redact]Please review and clear this exception.	01/06/2020			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193512	[Redact]	RCKT20100179				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.					Reviewer Comment (2020-01-07): Lender provided replacement cost estimate that supports the coverage provided. Buyer Comment (2020-01-04): Please review the uploaded document. I supplied the RCE from the insurance company which shows a replacement cost of [Redact]	01/07/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	C	A	Safe Harbor QM	Safe Harbor QM	No
209193512	[Redact]	RCKT20100179				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.					Reviewer Comment (2020-01-07): Lender provided updated insurance with lender as mortgagee isaoa. Buyer Comment (2020-01-04): Please review the uploaded trailing document. I have provided the insurance with the correct mortgagee clause and policy period [Redact]- [Redact]	01/07/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	C	A	Safe Harbor QM	Safe Harbor QM	No
209193512	[Redact]	RCKT20100179				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.					Reviewer Comment (2020-01-07): [Redact] in file 2. Buyer Comment (2020-01-04): This loan meets the requirement to only have one valuation product. [Redact] is 2, Loan amount [Redact] SFR, and LTV is [Redact] Please review and clear this exception.	01/07/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	C	A	Safe Harbor QM	Safe Harbor QM	No
209193512	[Redact]	RCKT20100179				Credit	Guideline	Guideline Issue	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.					Reviewer Comment (2020-01-07): Lender provided renewal policy. Buyer Comment (2020-01-04): Please review the uploaded trailing document. I have provided the insurance with the correct mortgagee clause and policy period [Redact][Redact]	01/07/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	C	A	Safe Harbor QM	Safe Harbor QM	No
209193514	[Redact]	RCKT20100226				Credit	Insurance	Insurance Documentation	Hazard Insurance Error: Subject hazard insurance policy effective date is missing from evidence of insurance.		HOI is missing			Reviewer Comment (2020-01-09): Lender provided copy of insurance.	01/09/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193514	[Redact]	RCKT20100226				Credit	Insurance	Insurance Documentation	Hazard Insurance Error: Subject hazard insurance policy expiration date is missing from evidence of insurance.		HOI is missing			Reviewer Comment (2020-01-09): Lender provided copy of insurance.	01/09/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193514	[Redact]	RCKT20100226				Credit	Insurance	Insurance Documentation	Hazard Insurance Error: Subject hazard insurance policy coverage amount is missing from evidence of insurance.		HOI is missing			Reviewer Comment (2020-01-09): Lender provided copy of insurance.	01/09/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193514	[Redact]	RCKT20100226				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI is missing			Reviewer Comment (2020-01-09): Lender provided copy of insurance.	01/09/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193514	[Redact]	RCKT20100226				Compliance	Compliance	Federal Compliance	Commission Pay Stubs	Qualified Mortgage (Dodd-Frank 2014): Copies of signed tax returns for last two (2) years or most recent pay stub not provided for Commission income.	Qualified Mortgage (Dodd-Frank 2014): Copies of signed tax returns for last two (2) years or most recent pay stub not provided for Commission income. ([Redact]/Commission)			Reviewer Comment (2020-01-09): File contains recent paystubs and the last two years personal returns that were filed . (The VOE reflects 2017 and 2018 Commission earnings.) Buyer Comment (2020-01-04): [Redact] We have provided the most recent paystub prior to application that is required for the Jumbo product, we have also provided the most recent two years of tax returns available from the client. Please review the documentation and clear this condition.	01/09/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193514	[Redact]	RCKT20100226				Compliance	Compliance	Federal Compliance	QM Points and Fees	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of [Redact] is in excess of the allowable maximum of[Redact] of the Federal Total Loan Amount. Points and Fees total [Redact] on a Federal Total Loan Amount of [Redact] vs. an allowable total of [Redact] (an overage of [Redact] or [Redact]).	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of [Redact] is in excess of the allowable maximum of [Redact] of the Federal Total Loan Amount. Points and Fees total [Redact] on a Federal Total Loan Amount of [Redact] vs. an allowable total of [Redact] (an overage of [Redact] or [Redact]			Reviewer Comment (2020-01-09): Lender provided undiscounted rate and fee. Reviewer Comment (2020-01-09): Updated with undiscounted rate and fee. Still over 3%. Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of [Redact] is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total [Redact]on a Federal Total Loan Amount of [Redact]vs. an allowable total of [Redact](an overage of [Redact]or [Redact] Exception remains.	01/09/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other
If a creditor or assignee determines after consummation that the total points and fees exceeds the QM Points and Fees limit, but the loan meets the other requirements to be a QM, the QM Points and Fees exception can be cured through a refund including interest at the contract rate from consummation to the date of cure, with the following conditions:
1)      Refund is made within 210 days of consummation;
2)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
3)      The loan is not 60 days delinquent;
4)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer (the creditor or assignee can only take advantage of this cure provision if they maintain policies and procedures for post-consummation review of points and fees and for providing the cure payments); and
5)      The loan was closed on or before January 10, 2021;

Documents Required to Cure
1)      Letter of Explanation
2)      Copy of Refund Check (in the amount of overage plus interest)
3)      Proof of Delivery
4)      Lender/Seller Attestation indicating:
        a)      The consumer has not instituted any actions against the creditor or provided written notice that the loan's fees exceeded the legal limit;
        b)      The loan is not 60 days delinquent; and
        c)      The creditor or assignee (depending who is curing) has policies in place to identify and cure excessive fees collected from the consumer
																									C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193514	[Redact]	RCKT20100226				Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Reviewer Comment (2020-01-17): Trailing doc provided. Exception cleared	01/17/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193514	[Redact]	RCKT20100226				Credit	Insurance	Insurance Documentation	Hazard Insurance Error: Subject hazard insurance policy expiration date is missing from evidence of insurance.					Reviewer Comment (2020-01-09): Lender provided copy of insurance.	01/09/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193514	[Redact]	RCKT20100226				Credit	Loan Package Documentation	Loan File	Missing Document: Hazard Insurance Policy not provided		HOI missing from loan file			Reviewer Comment (2020-01-09): Lender provided copy of insurance.	01/09/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193514	[Redact]	RCKT20100226				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		There is no mortgagee clause listed. Lender to provide copy of policy with mortgagee clause.			Reviewer Comment (2020-01-17): Trailing doc provided. Exception cleared Buyer Comment (2020-01-16): HOI document provided.	01/17/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193516	[Redact]	RCKT20100255				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.					Reviewer Comment (2020-01-09): Have ucdp report in file. Buyer Comment (2020-01-06): The [Redact] being less than 2.5 is the second evaluation for securitization. Please review and clear this exception.	01/09/2020			1	A		[Redact]	Primary	Purchase		C	B	A	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
209193516	[Redact]	RCKT20100255				Compliance	Compliance	Federal Compliance	QM Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met.	Borrower / Coborrower's VVOE's & W-2's from previous employment do not fully evidence 2 years employment & income history.			Reviewer Comment (2020-01-09): Added gap letter. Buyer Comment (2020-01-06): It appears that we have provided all of the required documentation for this borrower. Current Employer- [Redact]- Paystub [Redact] VOE- [Redact] Past employer- [Redact]- W2 - [Redact] VOE- [Redact] [Redact]- W2- [Redact] [Redact] [Redact] VOE- [Redact] Letter of explanation regarding the job gap- [Redact] Please let us know if anything additional is missing to complete the two-year work history.	01/09/2020			1	A		[Redact]	Primary	Purchase		C	B	A	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
209193516	[Redact]	RCKT20100255				Compliance	Compliance	Federal Compliance	QM Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met.	Borrower / Coborrower's VVOE's & W-2's from previous employment do not fully evidence 2 years employment & income history.			Reviewer Comment (2020-01-09): Added gap letter. Buyer Comment (2020-01-06): It appears that we have provided all of the required documentation for this borrower. Current Employer- Paystub- [Redact]. Past Employers- [Redact]- VOE- [Redact] [Redact]- 2018 W2 [Redact] VOE- [Redact] [Redact] W2- [Redact] [Redact] [Redact] VOE- [Redact] Letter regarding job gap- [Redact] Please let us know if anything additional is missing to proof the two-year work history.	01/09/2020			1	A		[Redact]	Primary	Purchase		C	B	A	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
209193516	[Redact]	RCKT20100255				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	QM Findings reflect Results as General QM/Safe Harbor.			Reviewer Comment (2020-01-09): Other exceptions cleared.	01/09/2020			1	A		[Redact]	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
209193516	[Redact]	RCKT20100255				Compliance	Compliance	State Compliance	[Redact] Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided)	[Redact] Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.	Acknowledged.			Reviewer Comment (2020-01-09): Lender provided disclosure. Buyer Comment (2020-01-06): Please see the uploaded trailing document, Escrow Account Waiver Disclosure.	01/09/2020			1	A		[Redact]	Primary	Purchase		C	B	A	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
209193516	[Redact]	RCKT20100255				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redact] disclosed a Finance Charge that does not match the actual finance charge for the loan.	Finance Charge was entered accrately.
Reviewer Comment (2020-01-14): [Redact] received required documents, exception is cleared.

Buyer Comment (2020-01-10): Please see the CD addendum on [Redact] and the Itemization of the Amount Financed [Redact]. The only amount that is included in the finance charge is [Redact]  in prepaid interest. The rest of the closing costs are covered by the sellers' concessions. Also please escalate the Credit Monitoring fee, this is not considered to be a PPFC.

Reviewer Comment (2020-01-07): Credit monitoring should be considered a finance charge, it would not be charged in a cash transaction.  HOA fees removed, loan is under disclosed by [Redact] .  Cure required.

Buyer Comment (2020-01-06): After reviewing the finance charge it looks like [Redact] was using two fees that are not considered to be finance charges. "Credit Monitoring Service" and "HOA Quarterly Release" are not finance charges. These should be removed from the finance charge calculation. Please review and remove those to items from finance charges.

															01/14/2020			1	A		[Redact]	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
209193516	[Redact]	RCKT20100255				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of [Redact].	Acknowledged.			Reviewer Comment (2020-01-07): [Redact] received required documents, exception is cured. Buyer Comment (2020-01-06): Please review the screenshot from our internal system showing there was a valid change in circumstance on [Redact] that changed the lender credit to [Redact] The loan program changed from a Conforming High Balance loan to a Jumbo loan.	01/07/2020			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
209193516	[Redact]	RCKT20100255				Compliance	Compliance	Federal Compliance	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.	Missing verification of end date for [Redact]							2	B		[Redact]	Primary	Purchase		C	B	A	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
209193516	[Redact]	RCKT20100255				Compliance	Compliance	Federal Compliance	TRID Closing Disclosure Lump Sum Allocation	Lump sum lender/seller credit disclosed on Closing Disclosure applied to offset finance charges based on separate itemization of credit pursuant to client's election. If there is not an itemization of credit in file, lump sum credit applied using waterfall (non-finance charges first, then finance charges).				Reviewer Comment (2020-01-14): [Redact] received required documents, exception is cleared.	01/14/2020			1	A		[Redact]	Primary	Purchase		C	B	A	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
209193517	[Redact]	RCKT20100272				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redact] disclosed a Total of Payments that does not match the actual total of payments for the loan.	The final breakdown of the total amount financed was not evidenced in the loan file.			Reviewer Comment (2020-01-03): Upon further review, the exception is cleared. Buyer Comment (2020-01-02): The TOP appears to be correct. Please see the calculation below. Also, the Itemization of the Amount Financed is located on [Redact] of your loan file. TOP= Monthly P&I * Term in months + Borrower Paid Section D Costs + Prepaid Interest [Redact]= [Redact]* 360 + [Redact]+ [Redact]	01/03/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193517	[Redact]	RCKT20100272				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	No valid change of circumstance or cure was evidenced in the loan file.
Reviewer Comment (2020-01-06): [Redact] received [Redact] COC. Exception Cleared.

Buyer Comment (2020-01-04): Please review the uploaded trailing document from our internal system showing off the disclosure to the borrower. Please also review the LE on page 46/677 of your loan file showing the increase in the appraisal fee.

Reviewer Comment (2020-01-03): No provided documentation indicates the consumer was informed of the  change.  Please provide COC sent to the borrower timely regarding the fee increase, or required cure and documentation..

Buyer Comment (2020-01-02): Please review the uploaded document with this comment. There was a valid change of circumstance on [Redact]  because of the complexity of the appraisal. The [Redact] was notified of the increased cost and we disclosed this to the borrower in good faith on [Redact] .

															01/06/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193517	[Redact]	RCKT20100272				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	No valid change of circumstance or cure was evidenced in the loan file.			Reviewer Comment (2020-01-06): [Redact] received PCCD, refund check, LOE, and shipping label. Exception Cleared. Buyer Comment (2020-01-03): Please review the uploaded trailing document. We have provided a cure of [Redact]to the borrower as a [Redact] was not completed.	01/06/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193517	[Redact]	RCKT20100272				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Sufficient or excess cure was provided to the borrower.	[Redact] received PCCD, refund check, LOE, and shipping label. Exception may be cure once proof of mailing is available			Reviewer Comment (2020-01-10): [Redact] received proof of mailing. Exception Cured. Buyer Comment (2020-01-08): Please see the attached proof of delivery.		01/10/2020		2	B		[Redact]	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193518	[Redact]	RCKT20100283				Compliance	Compliance	State Compliance	Illinois SB 1894	[Redact] Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.				Reviewer Comment (2019-12-31): [Redact] Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption was provided. Buyer Comment (2019-12-30): Please see the uploaded certification.	12/31/2019			1	A		[Redact]	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193520	[Redact]	RCKT20100291				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.					Reviewer Comment (2020-01-17): Trailing doc provided with current insurance policy with same lender as note, included ISAOA. Exception cleared. Buyer Comment (2020-01-16): Please see attached.	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193521	[Redact]	RCKT20100297				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. Insufficient or no cure was provided to the borrower.	10% tolerance fees increased due to an increase in recording fees. File does not contain a valid COC for this fee, nor evidence of cure in file.			Reviewer Comment (2020-01-07): Upon further review, the exception is cleared. Buyer Comment (2020-01-04): Please see Re-disclosure history, [Redact] in your loan file. There was a valid change in circumstance on [Redact], having to do with the preparation and filing of a quitclaim deed. The borrowers' originally held this property in a trust and this was deeded out of a trust in order to complete the origination of the loan.	01/07/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193521	[Redact]	RCKT20100297				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure in file.			Reviewer Comment (2020-01-07): Upon further review, the exception is cleared. Buyer Comment (2020-01-04): Please see Re-disclosure history, [Redact] in your loan file. There was a valid change in circumstance on [Redact], having to do with the preparation and filing of a quitclaim deed. The borrowers' originally held this property in a trust and this was deeded out of a trust in order to complete the origination of the loan.	01/07/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193521	[Redact]	RCKT20100297				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Right to Cancel was issued on incorrect form. TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form. H-9 Form must be used as lender is the same as originating lender.			Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193522	[Redact]	RCKT20100306				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		HOI policy provide reflects incorrect mortgagee clause. Lender reflected is not lender on Note. Lender to provide updated policy reflecting correct lender.			Reviewer Comment (2020-01-13): Lender provided insurance reflecting lender as mortgagee with isaoa. Buyer Comment (2020-01-07): see attached	01/13/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193523	[Redact]	RCKT20100319				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.					Reviewer Comment (2020-01-02): Revised dec page with updated loss payee clause was provide.d Buyer Comment (2019-12-31): see attached	01/02/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193523	[Redact]	RCKT20100319				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Fee disclosed was last disclosed as [Redact] on LE but disclosed as [Redact] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.			Reviewer Comment (2020-01-02): COC - loan amount increase Buyer Comment (2019-12-31): The loan amount increased from [Redact]to [Redact]causing the discount points to increase. This reflects on the redisclosure history for the redisclosure date of [Redact] .	01/02/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193524	[Redact]	RCKT20100322				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		HOI policy provided reflects incorrect mortgagee clause. Lender reflected is not lender on Note. Lender to provide updated policy reflecting correct lender.			Reviewer Comment (2020-01-06): Updated [Redact] HOI policy lists [Redact]. ISAOA under the mortgagee clause. Buyer Comment (2020-01-02): see attached	01/06/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193524	[Redact]	RCKT20100322				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Cure for 0% tolerance violation in the amount of [Redact] was not provided. Provide a post-close CD disclosing the tolerance cure of [Redact], copy the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.			Reviewer Comment (2020-01-06): cleared new exception set for 10% tolerance Buyer Comment (2020-01-04): The borrower is not shopping for the fee because the title company [Redact] needed to use an outside unaffiliated vendor [Redact] to complete the deed. The fee is not subject to 0% tolerance. Reviewer Comment (2020-01-03): This fee is a fee the borrower was not permitted to shop for because it was never disclosed on any LE and the Final CD shows the fee in section B, therefore it is subject to 0% tolerance. Cure required. Buyer Comment (2020-01-02): see attached	01/06/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193524	[Redact]	RCKT20100322				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. Insufficient or no cure was provided to the borrower.	Title - Document Preparation Fee of [Redact] further outsourced by Amrock thus the fee is subject to 10% tolerance. Cure due to borrower as the fee was not disclosed on the LE and valid COC not in file to justify fee increase			Reviewer Comment (2020-01-16): [Redact] received required documents, exception is cleared. Buyer Comment (2020-01-14): see attached	01/16/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193525	[Redact]	RCKT20100327				Property	Valuation	Valuation Issue	Property is in a declining market.	-				Reviewer Comment (2020-01-01): Guides are silent, when deferring to [Redact], appraiser must analyze the reasoning for the decline. The appraiser comments state 36 competing sales were reviewed over the last 24 months. A change of .2% per month was noted.Demand was noted as being in balance with marketing time <3 months. LTV/CLTV is 66.383%. Please Lease Please confirm lender acknowledges and accepts the declining factor. Buyer Comment (2019-12-31): The appraiser commented that 36 competing sales were analyzed over the last 24 months and found there to be a .2% reduction in price/month.				2	B		[Redact]	Primary	Refinance - Cash-out - Other		B	B	A	A	A	A	B	B	Safe Harbor QM	Safe Harbor QM	No
209193526	[Redact]	RCKT20100335				Property	Appraisal Reconciliation	Value Discrepancy	Loan is missing secondary valuation product required for securitization.		Final CD reflects a [Redact] fee for an appraisal review which was not in the loan file.
Reviewer Comment (2020-01-17): Trailing doc [Redact] tracking details provided Delivered 1/[Redact] at 9:34am.  Exception cleared

Buyer Comment (2020-01-16): Please see the uploaded trailing proof of delivery.

Reviewer Comment (2020-01-13): Lender provided pccd, loe, check and copy of [Redact] tracker. [Redact] tracking states the label was created, but not sent. Lender to provide verification everything was delivered to the borrower. Exception remains.

Buyer Comment (2020-01-06): A secondary valuation was not required and never completed. We have attached the  [Redact]check, new CD, letter to borrower and [Redact] label.

															01/17/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	A	A	A	A	C	A	Safe Harbor QM	Safe Harbor QM	No
209193528	[Redact]	RCKT20100344				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	File contained no evidence of a cure and no valid change of circumstance for the increased fee.
Reviewer Comment (2020-01-09): [Redact] received required documents, exception is cleared.

Buyer Comment (2020-01-07): The title endorsement being added due to the property type changing from single family to pud on [Redact]  caused the title policy to increase.

Reviewer Comment (2020-01-06): The Title - Lender's Title Insurance fee does not show as increasing on the [Redact]COC.  Please provide COC showing the reason for the fee increase and disclosing the issue to the consumer.

Buyer Comment (2020-01-04): See the attached redisclosure history to confirm the property type was changed from Single family to PUD on [Redact] .

															01/09/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193528	[Redact]	RCKT20100344				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		The updated dec page reflecting lender its successor and assigns is missing from the loan file.			Reviewer Comment (2020-01-08): Lender provided updated dec page reflecting lender as mortgagee isaoa. Buyer Comment (2020-01-04): see attached	01/08/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	B	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193529	[Redact]	RCKT20100347				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Initial Loan Discount Points Fee [Redact] final [Redact] Cure of [Redact] not provided.			Reviewer Comment (2020-01-10): coc - loan amount increase	01/10/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193529	[Redact]	RCKT20100347				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Initial Title - Lender's Title Insurance Fee [Redact] final [Redact] Cure of [Redact] not provided.			Reviewer Comment (2020-01-10): coc - loan amount increase	01/10/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193529	[Redact]	RCKT20100347				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.				Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193530	[Redact]	RCKT20100353				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	File is missing proof of the property taxes for the investment property. Note: taxes were not disclosed on schedule E.			Reviewer Comment (2020-01-07): Lender provided tax statement. Buyer Comment (2020-01-03): Please see attached.	01/07/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193532	[Redact]	RCKT20100361				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		The mortgagee clause on the hazard insurance does not reflect the Lender name providing the subject loan. It reflects prior Lender information.			Reviewer Comment (2020-01-07): Lender provided updated insurance reflecting lender as mortgagee isaoa. Buyer Comment (2020-01-03): see attached	01/07/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193533	[Redact]	RCKT20100369				Compliance	Compliance	Federal Compliance	Rental Income Documentation - 25% Method	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for [Redact]. Lease Agreement not provided or % of gross rents used is greater than 75%.				Reviewer Comment (2020-01-15): Have lease agreement. Buyer Comment (2020-01-08): Please review the commercial lease agreement on [Redact] of your loan file. The borrower supplied a lease agreement showing [Redact]a month's worth of rent. Rent used to calculate was based on the tax returns for 2018 and 2017.	01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193533	[Redact]	RCKT20100369				Compliance	Compliance	Federal Compliance	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp).				Reviewer Comment (2020-01-15): Have P&L and balance sheet in file. Buyer Comment (2020-01-08): Can you please provide clarity on what is missing? We have supplied the business returns for two years, the balance sheet ( [Redact] profit and loss statement [Redact] and document from a third-party source showing the company has been in business sine 2007 [Redact]	01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193533	[Redact]	RCKT20100369				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - S-Corp Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current S-Corp status using reasonably reliable third-party records.				Reviewer Comment (2020-01-15): Have third party verification. Buyer Comment (2020-01-08): Please review page [Redact] in your loan. A search from [Redact] business entity search showing [Redact] as the agent for the business and the business has been active since [Redact]	01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193533	[Redact]	RCKT20100369				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of [Redact].	Cure for 0% tolerance in the amount of -[Redact] for excess in Lender Credit was not provided.			Reviewer Comment (2020-01-10): relock to a lower rate Buyer Comment (2020-01-08): Please see Re-disclosure History document, page [Redact] There was a valid change in circumstance on [Redact] because of the loan amount/interest rate changing. These changes were disclosed to the borrower in good faith on the [Redact] LE.	01/10/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193533	[Redact]	RCKT20100369				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. Insufficient or no cure was provided to the borrower.	Cure for 10% tolerance in the amount of [Redact] for excess was not provided.			Reviewer Comment (2020-01-10): SSPL - borrower shopped for title fees Buyer Comment (2020-01-08): The borrower used an off-list/ non-affiliated title provider. Because of this the fees listed under the 10% bucket should fall under the unlimited tolerance bucket. The only fee that should be included in the 10% bucket should be the Recording fee.	01/10/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193533	[Redact]	RCKT20100369				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Cure for 0% tolerance in the amount of [Redact] for excess in Flood Cert fee was not provided.			Reviewer Comment (2020-01-10): SSPL - borrower shopped for title fees Buyer Comment (2020-01-08): I believe that this was set in error. On the original LE from [Redact], we disclosed Flood Determination Fee-[Redact] and Flood Life of Loan coverage- [Redact] The final CD shows the cost of Flood Determination- [Redact]and Flood Life of Loan Coverage- [Redact] Please review and clear this exception.	01/10/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193533	[Redact]	RCKT20100369				Compliance	Compliance	Federal Compliance	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.	Provided. employment dates.			Reviewer Comment (2020-01-15): Have third party verification. Buyer Comment (2020-01-08): It appears that we have the required two-year work history for [Redact]. We have supplied the business entity search [Redact] and the business tax returns [Redact] showing the company has been in business since [Redact] Please review and clear this exception.	01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193533	[Redact]	RCKT20100369				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - REO 25% Method	Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records.	provided statement and insurance policy.			Reviewer Comment (2020-01-15): Using tax returns for income calculation. Buyer Comment (2020-01-08): Please review the [Redact] search in your loan file, page [Redact] This shows the co-borrower owns this property. Insurance is located on page [Redact] in your loan file.	01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193533	[Redact]	RCKT20100369				Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	2 Yr tax returns personal and 1020's			Reviewer Comment (2020-01-15): Other atr exceptions cleared.	01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193533	[Redact]	RCKT20100369				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	Per Deal Notes: QM Safe Harbor			Reviewer Comment (2020-01-15): Other qm exceptions cleared. Buyer Comment (2020-01-08): Please review. I believe I have supplied all that is needed to clear this condition.	01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193534	[Redact]	RCKT20100380				Compliance	Compliance	Federal Compliance	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.	Missing Employment Dates to verify two years employment history for the co-borrower for current and/or prior employment.
Reviewer Comment (2020-01-07): Have gap letter in file and 2 year history.

Buyer Comment (2020-01-03): It appears we do meet the requirement for the two years worth of work history that is needed. On the 1003, page [Redact] in your loan file, the co-borrower's employment history was disclosed as follows:[Redact] for the last 1.97 years, prior to that at [Redact] from [Redact] to [Redact] and [Redact] from [Redact] We have provided the W2s for each of the employers, as well as the WVOE from the current employer confirming their start date as  [Redact]. A LOX was also provided regarding the job gap, page [Redact] in your loan file.

															01/07/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193536	[Redact]	RCKT20100384				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	The Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. There is no evidence in the loan file as to when the initial CD was received by the borrower; therefore the "mailbox" rule is assumed.			Reviewer Comment (2020-01-06): [Redact] received required documents, exception is cleared. Buyer Comment (2020-01-04): see the attached evidentiary document to confirm receipt and acknowledgment.	01/06/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193536	[Redact]	RCKT20100384				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of [Redact].	The Final Lender Credit of [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of [Redact].			Reviewer Comment (2020-01-09): Upon further review, the exception is cleared. Buyer Comment (2020-01-07): On the [Redact]initial CD, the lender credits increased from [Redact] to [Redact] There was no decrease in lender credits. Reviewer Comment (2020-01-06): The lender credit dropped on [Redact] and then again on [Redact] No CD was located in file that would explain the drop in fees paid to the borrower. Please provide PCCD, LOE, proof of delivery and a copy of any required refund check. Buyer Comment (2020-01-04): see attached explanation	01/09/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193536	[Redact]	RCKT20100384				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redact] not received by borrower at least four (4) business days prior to closing.	There is no evidence in the loan file as to when the Revised Loan Estimate, dated [Redact] was received by the borrower.			Reviewer Comment (2020-01-06): [Redact] received required documents, exception is cleared. Buyer Comment (2020-01-04): see the attached evidentiary document to confirm receipt and acknowledgment.	01/06/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193539	[Redact]	RCKT20100415				Compliance	Compliance	Federal Compliance	QM Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met.	The loan file provided a letter of explanation for gap of employment.			Reviewer Comment (2020-01-14): Gap letter provided in file. Buyer Comment (2020-01-08): The co‐borrower provided the letter of explanation gap in addition to the employment history with Peregrine Pharmaceutical and Edward Life sciences prior to the gap. Also, the 1040s confirm unemployment income earned in for 2017 and 2018 which can be used to suffice for gap in employment.	01/14/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
209193539	[Redact]	RCKT20100415				Compliance	Compliance	Federal Compliance	QM Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met.	The loan file provided a letter of explanation for gap of employment.			Reviewer Comment (2020-01-14): Gap letter provided in file. Buyer Comment (2020-01-07): The co-borrower provided the letter of explanation gap in addition to the employment history with [Redact] to support a two year history.	01/14/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
209193539	[Redact]	RCKT20100415				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Verified with source document.			Reviewer Comment (2020-01-14): Other qm exceptions cleared.	01/14/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193539	[Redact]	RCKT20100415				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.	The final closing disclosure documents property costs over year 1 as [Redact].			Reviewer Comment (2020-01-13): [Redact] received a corrected CD and LOE. Exception Cured. Buyer Comment (2020-01-09): see the attached document.		01/13/2020		2	B		[Redact]	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193540	[Redact]	RCKT20100420				Compliance	Compliance	Federal Compliance	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership).				Reviewer Comment (2020-01-15): Included balance sheet and certificate of good standing with date verified. Buyer Comment (2020-01-08): [Redact]Can the reviewer advise what specific documentation is missing or why what was provided was insufficient?	01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
209193540	[Redact]	RCKT20100420				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status using reasonably reliable third-party records.				Reviewer Comment (2020-01-15): Have cpa letter in file. Buyer Comment (2020-01-08): The attached documentation confirms the [Redact] is in good standing as ok [Redact] per the [Redact]	01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
209193540	[Redact]	RCKT20100420				Compliance	Compliance	Federal Compliance	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.	Company start dates not provided with CPA letter. No other third party verification provided.			Reviewer Comment (2020-01-15): Included balance sheet and certificate of good standing with date verified. Buyer Comment (2020-01-08): Page 1 of the attached 1065 confirms the date the business started was [Redact]	01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
209193540	[Redact]	RCKT20100420				Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Company start dates not provided with CPA letter. No other third party verification provided.			Reviewer Comment (2020-01-15): Other atr exceptions cleared.	01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
209193540	[Redact]	RCKT20100420				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	QM findings state Safe Harbor QM.			Reviewer Comment (2020-01-15): Other atr exceptions cleared. Buyer Comment (2020-01-08): This citation should be cleared once the responses to the other income citations are reviewed and cleared.	01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193540	[Redact]	RCKT20100420				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Initial Title - Lender's Title Insurance fee [Redact] final [Redact] Cure of [Redact] not provided.			Reviewer Comment (2020-01-23): Letter of Explanation, Principal reduction, and Corrected CD provided Buyer Comment (2020-01-23): Please see the attached redisclosure package, and updated transaction detail noting the principal reduction.		01/23/2020		2	B		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193540	[Redact]	RCKT20100420				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redact] exceeds tolerance of [Redact]. Sufficient or excess cure was provided to the borrower.	Sufficient cure provided							2	B		[Redact]	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193541	[Redact]	RCKT20100423				Compliance	Compliance	Federal Compliance	Retirement Documentation	Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient.	The file is missing an award letter for the borrower's pension as required by Appendix Q.			Reviewer Comment (2020-01-08): Pension reflected on tax returns. Buyer Comment (2020-01-04): The borrower is qualifying with pension income in which the 2018-1099 and the 2017 returns confirm receipt and history.	01/08/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193541	[Redact]	RCKT20100423				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Due to the missing income documentation, the loan review designation is nonQM.			Reviewer Comment (2020-01-08): Other qm exception cleared.	01/08/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193542	[Redact]	RCKT20100428				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.	Taxes disclosed on the final Closing Disclosure was less than the 1.25% calculation required for [Redact] property purchases.
Reviewer Comment (2020-01-14): Taxes confirmed from Tax Cert  [Redact] due  [Redact] and  [Redact] due  [Redact]

Buyer Comment (2020-01-10): [Redact]  please review the tax certification again. The tax cert is showing two payments in the next calendar year from closing, one tax payment on  [Redact] for  [Redact] and another tax payment on  [Redact] for  [Redact] The total amount of taxes being paid in the calendar from closing, which matches the "property costs over year 1" label, is  [Redact] Please clear this condition as it is invalid.

Reviewer Comment (2020-01-09): [Redact] reviewed exception. The allowable tolerance for the escrow account fields on page four of the CD is  [Redact] per month of property costs or  [Redact] for 12 months. Total disclosed on page four of CD is  [Redact] and documentation in images indicates total should be  [Redact] or  [Redact] ( [Redact]HOI,  [Redact] Taxes) Please provide verification if using an updated amount.  Letter of Explanation and Corrected CD required to cure.

Buyer Comment (2020-01-07): [Redact] We cannot provide a PCCD as the correction noted is outside of regulation. The field requested to be updated is the "property costs over year 1", the client will not make the full amount of the [Redact] county tax. Please review the tax certification that was provided with the loan file. I am attaching a copy of the tax certificate just so that we understand that correct document.

Reviewer Comment (2020-01-06): Please provide PCCD and LOE showing [Redact] county tax obligation, and hazard insurance, or documentation of amounts used on closing CD.

															01/14/2020			1	A		[Redact]	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193543	[Redact]	RCKT20100431				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Loan being paid off was originated by [Redact] in Oct [Redact] Current Lender is not the same lender.			Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193544	[Redact]	RCKT20100433				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.					Reviewer Comment (2020-01-06): Updated HOI policy from [Redact] lists [Redact] ISAOA under the Mortgagee clause. Request for change was in the original loan file. Buyer Comment (2020-01-03): see attached	01/06/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193545	[Redact]	RCKT20100435				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.				Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193545	[Redact]	RCKT20100435				Credit	Income / Employment	Income Documentation	Income Docs Missing:	-				Reviewer Comment (2020-01-10): Appendix q did not require an award letter. Buyer Comment (2020-01-06): The award letter/continuance letter is not required for pension income. The borrower has provided tax returns and the 1099s to support receipt and history.	01/10/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM	Safe Harbor QM	No
209193546	[Redact]	RCKT20100436				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		Insurance policy in file reflects prior lender mortgagee clause- missing updated form with new loan details.			Reviewer Comment (2020-01-07): Mortgagee on updated policy shows [Redact] ISAOA Buyer Comment (2020-01-03): see attached	01/07/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193547	[Redact]	RCKT20100437				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redact] exceeds the amount of [Redact] initially disclosed to the borrower. Insufficient or no cure was provided to the borrower.			Reviewer Comment (2020-01-09): COC - loan amount increase Buyer Comment (2020-01-07): Please review the Re-disclosure History document in your loan file, page [Redact] There was a valid change in circumstance on [Redact] due to the loan amount changing from [Redact] to [Redact] This was disclosed to the borrower in good faith on the [Redact] LE.	01/09/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193547	[Redact]	RCKT20100437				Compliance	Compliance	Federal Compliance	Retirement Documentation	Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient.				Reviewer Comment (2020-01-13): Have two years tax returns and 1099. Buyer Comment (2020-01-07): It appears that we meet the guidelines for use of the retirement account income. We have supplied the 1099 for this income, page [Redact] of your loan file, and the 1040, page [Redact] in your loan file. Please provide additional clarification on what is missing if this does not clear this exception.	01/13/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193547	[Redact]	RCKT20100437				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Due to the missing income documentation, the review designation is nonQM.			Reviewer Comment (2020-01-13): Other qm exception cleared. Buyer Comment (2020-01-07): I believe I have supplied the responses in the other exceptions to clear this.	01/13/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193548	[Redact]	RCKT20100439				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of [Redact].	Fee was not disclosed on the final CD, however the Loan Estimate reflects a Lender Credit of -[Redact]. File does not contain a valid COC for this fee, nor evidence of cure ..			Reviewer Comment (2020-01-08): [Redact] received required documents, exception is cleared.	01/08/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193548	[Redact]	RCKT20100439				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure ..			Reviewer Comment (2020-01-08): [Redact] received required documents, exception is cleared.	01/08/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193549	[Redact]	RCKT20100445				Compliance	Compliance	Federal Compliance	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.	File does not contain a 3rd party verification of the co-borrower's business including start date of the business.			Reviewer Comment (2020-01-16): Business tax return indicates the partnership has been in existence since 2009 and K-1s for both consumers cover 2017 and 2018. The personal tax transcripts from 2016 indicate a loss in that year as well. Buyer Comment (2020-01-07): We were only including this employment to include the self-employment loss. Because of this, we would not need to verify a full two-year work history for the borrower.	01/16/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193549	[Redact]	RCKT20100445				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status using reasonably reliable third-party records.	Due to missing documentation, the loan is considered to fail ATR. Once the documentation is provided, this exception will also be cleared.			Reviewer Comment (2020-01-16): Other atr exceptions cleared. Buyer Comment (2020-01-07): We have only included this business as a self-employment loss, no positive income is being used. Proof of self-employment is not required if the client is being qualified with negative self-employment income.	01/16/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193549	[Redact]	RCKT20100445				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status using reasonably reliable third-party records.	Loan file is missing 3rd party verification of the co-borrower's business.			Reviewer Comment (2020-01-16): Other atr exceptions cleared. Buyer Comment (2020-01-07): We have only included this business as a self-employment loss, no positive income is being used. Proof of self-employment is not required if the client is being qualified with negative self-employment income.	01/16/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193549	[Redact]	RCKT20100445				Compliance	Compliance	Federal Compliance	General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of[Redact] and based on 1026.43(c)(5) of[Redact] moderately exceed the guideline maximum of [Redact]. (DTI Exception is eligible to be regraded with compensating factors.)	Lender calculated a lower rental loss for one of the borrowers' properties. Verified no rent income found in the file.			Reviewer Comment (2020-01-16): Using higher income for borrower. Buyer Comment (2020-01-09): I have updated the rental income in the 1003 and 1008, please see the uploaded trailing document. Please review the WVOE, [Redact] in your loan. The borrower received a raise in November to [Redact] a month in income. I have updated the income to reflect this raise.	01/16/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193549	[Redact]	RCKT20100445				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	Due to missing documentation, the loan review designation is ATR Fail.			Reviewer Comment (2020-01-16): Other atr exceptions cleared. Buyer Comment (2020-01-09): I believe I have provided everything needed to clear this condition. Please review.	01/16/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193549	[Redact]	RCKT20100445				Compliance	Compliance	Federal Compliance	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds [Redact] and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	Lender calculated a lower rental loss for one of the borrowers' properties. Verified no rent income found in the file.			Reviewer Comment (2020-01-16): Using higher income for borrower. Buyer Comment (2020-01-09): I believe I have provided everything needed to clear this condition. Please review the other conditions regarding the rental income.	01/16/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193549	[Redact]	RCKT20100445				Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Verified income and debts.			Reviewer Comment (2020-01-16): Other atr exceptions cleared.	01/16/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193549	[Redact]	RCKT20100445				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		DTI is higher due to lender miscalculation of net rental loss.			Reviewer Comment (2020-01-16): Lender using higher income for borrower. Buyer Comment (2020-01-09): I believe I have provided everything needed to clear this condition. Please review the other conditions regarding the rental income.	01/16/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193549	[Redact]	RCKT20100445				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Verified income and debts.			Reviewer Comment (2020-01-16): Other atr exceptions cleared. Buyer Comment (2020-01-09): I believe I have provided everything needed to clear this condition. Please review the other conditions regarding the rental income.	01/16/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193550	[Redact]	RCKT20100447				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Cure for 0% tolerance in the amount of [Redact] for excess in Loan Origination fee was not provided.			Reviewer Comment (2020-01-08): [Redact] received required documents, exception is cleared. Reviewer Comment (2020-01-08): Provided Changed Circumstance is not dated. Please provide dated VCC, or required cure.	01/08/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193551	[Redact]	RCKT20100451				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Mortgage statement verifying taxes and insurance are included in monthly payment. Note: appears property was refinanced with lender of subject loan, missing a copy of the CD or statement to confirm the new payment			Reviewer Comment (2020-01-13): Lender provided first payment letter. Buyer Comment (2020-01-06): see the attached document to confirm the payment.	01/13/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193551	[Redact]	RCKT20100451				Compliance	Compliance	Federal Compliance	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for [Redact]. Lease Agreement and/or Tax Return not provided.	File did not contain a lease for the property.			Reviewer Comment (2020-01-13): Lender provided copy of the lease. Buyer Comment (2020-01-06): see the attached lease extension. Buyer Comment (2020-01-06): see the attached lease agreement and lease extension.	01/13/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193551	[Redact]	RCKT20100451				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Due to missing documentation the review designation is non QM.			Reviewer Comment (2020-01-13): Other qm exception cleared.	01/13/2020			1	A		[Redact]	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193552	[Redact]	RCKT20100453				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		HOI policy provide reflects incorrect mortgagee clause. Lender reflected is not lender on Note. Lender to provide updated policy reflecting correct lender.			Reviewer Comment (2020-01-17): Trailing doc provided with same lender aa Note and ISAOA Buyer Comment (2020-01-09): see attached	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193553	[Redact]	RCKT20100459				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.		The Title Policy Amount of [Redact] is less than the note amount of [Redact] based on the title evidence in file and final title was not yet in the loan file.			Reviewer Comment (2020-01-13): Lender provided a copy of the final title reflecting amount of insurance [Redact] Buyer Comment (2020-01-06): See attached	01/13/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193553	[Redact]	RCKT20100459				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The loan file did not contain a Final Title Policy.			Reviewer Comment (2020-01-13): Lender provided a copy of the final title policy.	01/13/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193554	[Redact]	RCKT20100460				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Missing evidence of the appraisal being sent to the borrower prior to closing.			Reviewer Comment (2020-01-15): Utilized date of cover letter from electronic delivery of appraisal to borrower Reviewer Comment (2020-01-13): Lender sent letter that appraisal was sent to borrower on [Redact]. Using the 3 day mail rule, the appraisal was not received until [Redact] This is the date of consummation and there is no appraisal waiver in file. Exception remains.	01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
209193554	[Redact]	RCKT20100460				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Missing evidence of the appraisal being sent to the borrower prior to closing.			Reviewer Comment (2020-01-15): Utilized date of cover letter from electronic delivery of appraisal to borrower Reviewer Comment (2020-01-13): Lender sent letter that appraisal was sent to borrower on [Redact]. Using the 3 day mail rule, the appraisal was not received until [Redact] This is the date of consummation and there is no appraisal waiver in file. Exception remains. Buyer Comment (2020-01-10): [Redact] please see attachment.	01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
209193554	[Redact]	RCKT20100460				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Disclosure was not signed.			Reviewer Comment (2020-01-14): Proof of receipt for receipt of Initial CD in file Buyer Comment (2020-01-10): [Redact] The evidentiary document provided in the last response proves the [Redact] CD was acknowledged by both clients on [Redact]. Please see the evidence provided. Reviewer Comment (2020-01-08): No proof of receipt was located in the loan file for the [Redact] CD. Mail box rule would mean the document was not received until [Redact] not meeting the three-day requirement. Provide proof of earlier receipt to clear.	01/14/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
209193554	[Redact]	RCKT20100460				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Same Lender Refinance on H-8 Form.			Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193555	[Redact]	RCKT20100461				Compliance	Compliance	Federal Compliance	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp).	The guidelines require a YTD P&L, which was not provided in the loan file.			Reviewer Comment (2020-01-14): P&L included on balance sheet. Buyer Comment (2020-01-07): Please review your loan file on [Redact]. The income statement and the balance sheet are on the same document. Please review and clear this exception.	01/14/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193555	[Redact]	RCKT20100461				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Verified with the source documents.			Reviewer Comment (2020-01-14): Other qm exception cleared. Buyer Comment (2020-01-07): I believe I have supplied the required response to clear this exception. If anything else is needed please let us know.	01/14/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193555	[Redact]	RCKT20100461				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of [Redact].	No cure was provided.			Reviewer Comment (2020-01-09): COC - loan program changed to cash out Buyer Comment (2020-01-07): Please see the Re-disclosure history in your loan file. There was a valid change in circumstance on [Redact], the loan purpose change from a LTD Cash Out (Rate/Term) to a Cash Out Refinance that lowered the lender credit to [Redact] This was disclosed to the borrower in good faith on the [Redact] LE.	01/09/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193555	[Redact]	RCKT20100461				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redact] not received by borrower at least four (4) business days prior to closing.	The final loan estimate was dated [Redact] and the loan closed [Redact].			Reviewer Comment (2020-01-09): Proof of receipt in file Buyer Comment (2020-01-07): Please review the Evidentiary document in your loan file, [Redact]. The [Redact] LE was acknowledged on [Redact] by the borrower. The loan closed on [Redact] which is 4 business days after it was acknowledged. Please review and clear this exception.	01/09/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193555	[Redact]	RCKT20100461				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	No cure.			Reviewer Comment (2020-01-09): COC - unique property and complexity Buyer Comment (2020-01-07): Please see the screenshot from our internal system that I uploaded. On [Redact] there was a valid change in circumstance due to the complexity of the appraisal. The borrower approved the increased fee of up to [Redact] This was disclosed in good faith to the borrower on the [Redact] LE	01/09/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193555	[Redact]	RCKT20100461				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.	the final closing disclosure documents property costs over 1 year to be [Redact].			Reviewer Comment (2020-01-09): confirmed annual HOI Buyer Comment (2020-01-07): Please review the uploaded trailing document sent to the borrower. An updated CD was provided with the correct amount of non-escrow taxes over one year.	01/09/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193555	[Redact]	RCKT20100461				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	The initial closing disclosure was provided [Redact], and the loan closed [Redact].			Reviewer Comment (2020-01-09): Proof of receipt in file Buyer Comment (2020-01-07): Please review the Evidentiary Document on [Redact] in your loan file. The CD was delivered and acknowledged on [Redact] which is 4 business days prior to the closing date. Please review and clear this exception.	01/09/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193556	[Redact]	RCKT20100462				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Earlier receipt was not provided			Reviewer Comment (2020-01-09): [Redact] received disclosure tracking indicating the initial CD was received the same day issued. Exception Cleared. Buyer Comment (2020-01-07): The attached closing disclosure confirms the CD was issued on [Redact] and closing occurred on [Redact].	01/09/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193556	[Redact]	RCKT20100462				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redact] not received by borrower at least four (4) business days prior to closing.	Earlier receipt was not provided			Reviewer Comment (2020-01-09): [Redact] received disclosure tracking indicating the [Redact] LE was received the same day. Exception Cleared. Buyer Comment (2020-01-07): The last LE was provided to the borrower on [Redact], CD was disclosed on 11/27, and loan closed on [Redact] Please see the attached evidentiary document and screen shots below confirming the borrower received the LE electronically on [Redact].	01/09/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193556	[Redact]	RCKT20100462				Compliance	Compliance	Federal Compliance	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.	Missing docs requested			Reviewer Comment (2020-01-14): Lender provided proof of current license. Buyer Comment (2020-01-07): The borrower is self employed and the attached documentation confirms they have been licensed and practicing law since [Redact].	01/14/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193556	[Redact]	RCKT20100462				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.					Reviewer Comment (2020-01-14): Lender provided updated insurance reflecting lender as mortgagee isaoa. Buyer Comment (2020-01-07): Please see attached.	01/14/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193556	[Redact]	RCKT20100462				Credit	Income / Employment	Income Documentation	Income Docs Missing:	-				Reviewer Comment (2020-01-14): Lender provided business license. Buyer Comment (2020-01-07): The borrower is self employed and the attached documentation confirms they have been licensed and practicing law since [Redact] and are currently actively practicing as of [Redact].	01/14/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193557	[Redact]	RCKT20100465				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Fee not paid to the same Vendor as other Title fees. No cure provided at closing
Reviewer Comment (2020-01-21): Received addl. change of circumstance information.

Reviewer Comment (2020-01-14): Changed circumstance document required to cure.  Loan file shows no changed circumstance for 12/2.

Buyer Comment (2020-01-10): The [Redact]  shows the [Redact] Title Document Preparation Fee To [Redact], Line 8 of Section B. Please see the uploaded trailing document that shows this fee was changed on [Redact]  from [Redact] to [Redact] and the date the POA was requested/wanted

Reviewer Comment (2020-01-08): Provided documentation does not show cost and re-disclosure document does not show the fee or its disclosure to the consumer.  PCCD, LOE and copy of refund check required to cure.

Buyer Comment (2020-01-06): Please review the uploaded trailing document. There was a valid change in circumstance on [Redact] , due to a power of attorney having to be completed. This fee was disclosed to the borrower in good faith on [Redact] .

															01/21/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193558	[Redact]	RCKT20100470				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redact] disclosed a Finance Charge that does not match the actual finance charge for the loan.	Copied the disclosure exactly as in the file			Reviewer Comment (2020-01-15): [Redact] received required documents, exception is cleared. Reviewer Comment (2020-01-10): Separate Itemization of Credit is required if any of the seller credit was applied to fees subject to finance charges Buyer Comment (2020-01-08): [Redact] Please review our calculation, we believe it is correct. Finance Charge = Monthly P&I * Term in months - Loan Amount + Prepaid Finance Charges Finance Charge = [Redact]= [Redact]* 360 - [Redact]+ 0	01/15/2020			1	A		[Redact]	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193558	[Redact]	RCKT20100470				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Purchase transaction which funded on [Redact]			Reviewer Comment (2020-01-10): proof of receipt in the loan file Buyer Comment (2020-01-08): [Redact] We are allowed to close on the 3rd business day when the client acknowledges the Initial CD the same day as it is issued. On this file, the client acknowledged the Initial CD on the same day it was issued, therefore on the 3rd business day which was [Redact], the loan was eligible to close.	01/10/2020			1	A		[Redact]	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193558	[Redact]	RCKT20100470				Credit	Loan Package Documentation	Closing / Title	Title Error: Manner of title vesting is blank.					Reviewer Comment (2020-01-15): Reflects husband and wife on title and security instrument. Buyer Comment (2020-01-08): [Redact] Please review the title commitment, on the title commitment the manner of vesting shows as "husband and wife as joint tenants".	01/15/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193558	[Redact]	RCKT20100470				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. Insufficient or no cure was provided to the borrower.	Fees listed match itemization of amount financed.			Reviewer Comment (2020-01-10): fees reconciled to section b Buyer Comment (2020-01-08): [Redact] The tolerance calculated here is incorrect. On the initial loan estimate, we issued an estimate of the Lender's Title Policy in the amount of [Redact] his total should be included in the 10% tolerance limit, because it was our initial estimate and the costs of the total 10% tolerances never exceeded limits.	01/10/2020			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193559	[Redact]	RCKT20100472				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.					Reviewer Comment (2020-01-10): Lender provided updated insurance with lender as mortgagee isaoa. Buyer Comment (2020-01-06): see attached	01/10/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		B	A	B	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193560	[Redact]	RCKT20100475				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.			Reviewer Comment (2020-01-14): [Redact] received required documents, exception is cleared. Buyer Comment (2020-01-11): Please see the attached redisclosure history to confirm the CIC on [Redact] LE. Reviewer Comment (2020-01-08): No documentation was located in the loan file showing the VCC was sent to the consumer on an timely basis. Please provide proof of notification to the borrower, or required cure. Buyer Comment (2020-01-06): see attached	01/14/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193562	[Redact]	RCKT20100480				Credit	Guideline	Guideline Issue	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.					Reviewer Comment (2020-01-14): Lender provided renewal policy. Buyer Comment (2020-01-08): [Redact] please see the attached homeowners insuance document, this was used to calculate the Closing Disclosure values.	01/14/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193562	[Redact]	RCKT20100480				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.	The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as [Redact] on page 4; however the annual taxes ([Redact]) and homeowners insurance ([Redact]) total are [Redact] per year. Final CD reflects Estimated Taxes, Insurance & Assessments of [Redact] monthly, correct amount is [Redact]. Provide a post-close CD correcting the Escrow Account section on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.			Reviewer Comment (2020-01-10): HOI dec page received - Lender used renewal rate for 2020 as it was renewing right before closing Buyer Comment (2020-01-08): [Redact] please see the attached homeowners insuance document, this was used to calculate the Closing Disclosure values.	01/10/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193563	[Redact]	RCKT20100481				Credit	Asset	Asset Documentation	Guideline Issue: Insufficient asset documentation.	-	The file was missing required asset verification. Per guidelines, assets to be used for down payment, closing costs, debt payoff, and reserves must be seasoned for 60 days or sourced.			Reviewer Comment (2020-01-10): Lender provided 60 day asset report.	01/10/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193565	[Redact]	RCKT20100484				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Missing Valid Change of Circumstance (COC) Document to account for The Title - Lender's Title Insurance Fee Amount increase of [Redact]which exceeds Zero Percent Fee Tolerance Limit.			Reviewer Comment (2020-01-08): [Redact] received required documents, exception is cleared. Buyer Comment (2020-01-06): Please review as the Title Fee did not increase. The initial LE had the fee as [Redact]and the final CD had the fee as [Redact]Please review to clear this condition.	01/08/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193566	[Redact]	RCKT20100486				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2020-01-15): Utilized date from the cover letter sent with the electronic delivery of the appraisal Buyer Comment (2020-01-08): See attached	01/15/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193566	[Redact]	RCKT20100486				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.					Reviewer Comment (2020-01-15): Received replacement cost estimator for property. Buyer Comment (2020-01-14): see attached	01/15/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193567	[Redact]	RCKT20100488				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.				Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
209193567	[Redact]	RCKT20100488				Compliance	Compliance	Federal Compliance	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	The file was missing a copy of the FACTA Credit Score Disclosure for all borrowers provided within 3 days of originator application date.							2	B		[Redact]	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
209193567	[Redact]	RCKT20100488				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of [Redact].	A valid change of circumstance (appraised value) was documented in file resulting in a lender credit reduction to [Redact] on final LE dated [Redact]			Reviewer Comment (2020-01-09): [Redact] received required documents, exception is cleared. Buyer Comment (2020-01-07): The credit of -0.375 was replaced with a fee of 0.375 when the appraisal was received and ltv changed from 60% to 77.510%. This caused the credits to rebasline to [Redact] When the loan amount increased to [Redact] the lender credit of [Redact] was added to the CD. Please see the screenshots below or more clarity.	01/09/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	Yes
209193567	[Redact]	RCKT20100488				Property	Appraisal Reconciliation	Value Discrepancy	Loan is to go in a securitization and reflects only one valuation product when two are required.		An appraisal review fee was charged to borrower on final CD, however, appraisal review not located in file.			Reviewer Comment (2020-01-21): [Redact] received. Exception Cleared. Buyer Comment (2020-01-14): Please see attached.	01/21/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	C	A	Safe Harbor QM	Safe Harbor QM	No
209193568	[Redact]	RCKT20100489				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.		The preliminary title report in file disclosed [Redact] of title insurance coverage; however this is less than the loan amount of [Redact]Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.			Reviewer Comment (2020-01-15): Lender provided updated title reflecting policy amount of [Redact] Buyer Comment (2020-01-10): please see attachment.	01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
209193568	[Redact]	RCKT20100489				Credit	Income / Employment	Income Documentation	Income Docs Missing:	-	The file is missing the Balance Sheet and YTD P&L Statement for : CB1 [Redact]			Reviewer Comment (2020-01-15): Not required. Buyer Comment (2020-01-08): [Redact] A profit/loss and balance sheet is not required to include the loss from CB1 [Redact], Appendix Q and [Redact] guidelines do not require a balance sheet and YTD statement when the business was not being used to qualify positively, and the net loss was only used to correctly qualify the client. Please clear this condition as the client owns only .66% of the business.	01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
209193568	[Redact]	RCKT20100489				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of [Redact].	Lender credit disclosed was last disclosed as -[Redact] but disclosed as -[Redact] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.			Reviewer Comment (2020-01-10): lender paid fees confirmed	01/10/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193568	[Redact]	RCKT20100489				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Right to Cancel was issued on incorrect form. TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form. H-9 Form must be used as lender is the same as originating lender.			Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193569	[Redact]	RCKT20100490				Compliance	Compliance	Federal Compliance	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.	Evidence of the employment dates through a third party source for the 1065 business was not found in the loan file.			Reviewer Comment (2020-01-10): The prior employment to reach two years is sufficient Income from minor loss entity is unrelated to the two years employment history. Buyer Comment (2020-01-06): [Redact] [Redact] and AppedixQ do not require a verification of self employment when the business is only added to the loan to accurately report a business loss. On this loan, the business is showing an [Redact] loss, and therefore proof of self employment is not required.	01/10/2020			1	A		[Redact]	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193571	[Redact]	RCKT20100493				Compliance	Loan Package Documentation	Application / Processing	Missing Document: Missing Lender's Initial 1003					Reviewer Comment (2020-01-13): Lender provided initial 1003. Buyer Comment (2020-01-06): see attached	01/13/2020			1	A		[Redact]	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193575	[Redact]	RCKT20100497				Compliance	Compliance	Federal Compliance	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp).	The P&L and Balance Sheet are not executed by the borrower or a CPA.			Reviewer Comment (2020-01-16): Have P&L in file. Buyer Comment (2020-01-08): [Redact] [Redact] guidelines do not require a YTD profit/loss or balance sheet to be executed by the borrower or a CPA, and neither does AppedixQ or [Redact]. Please clear this condition.	01/16/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193575	[Redact]	RCKT20100497				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	The discrepancy is due to incomplete income documentation.			Reviewer Comment (2020-01-16): Other atr exceptions cleared. Buyer Comment (2020-01-08): [Redact] [Redact] guidelines do not require a YTD profit/loss or balance sheet to be executed by the borrower or a CPA, and neither does AppedixQ or [Redact]. Please clear this condition.	01/16/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193575	[Redact]	RCKT20100497				Compliance	Compliance	Federal Compliance	Self Employed Financial Strength	Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period.	The P&L in the file reflects comparable earnings but is not executed. Unable to determine who it was prepared by.			Reviewer Comment (2020-01-16): Using lowest prior year for income calc. Have ytd P&L in file. Buyer Comment (2020-01-08): [Redact] [Redact] guidelines do not require a YTD profit/loss or balance sheet to be executed by the borrower or a CPA, and neither does AppedixQ or [Redact]. Please clear this condition.	01/16/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209193576	[Redact]	RCKT20100407				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.	Subject's annual taxes and hazard insurance total [Redact] per tax cert & hoi policy.			Reviewer Comment (2020-01-22): PCCD, LOE and proof of mailing provided. Buyer Comment (2020-01-17): Please see the attached corrected CD, letter of explanation to the borrower, and shipping label.		01/22/2020		2	B		[Redact]	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209193576	[Redact]	RCKT20100407				Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Acknowledged.							2	B		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
209193577	[Redact]	RCKT20100418				Compliance	Compliance	Federal Compliance	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Missing FACTA Disclosure.			Reviewer Comment (2020-01-10): Lender provided disclosure. Buyer Comment (2020-01-06): see attached	01/10/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209237570	[Redact]	RCKT20100343				Compliance	Compliance	Federal Compliance	Income Method of Calculation	Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend.	Higher DTI a result of lower net rental income calculation from [Redact] properties.
Reviewer Comment (2020-01-17): Added back repairs from invoice and tax returns.

Buyer Comment (2020-01-09): Please review the uploaded trailing document. For the rental income on the property on [Redact], there was a onetime expense that was added back into the rental income calculation. The uploaded document is a copy of the invoice for roof shingles that were installed in 2018. Please note this is a High Balance Agency loan and only requires one year of tax returns in order to calculate rental income. If this does not fix the issue, please provide us with a copy of your rental income calculation.

															01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237570	[Redact]	RCKT20100343				Compliance	Compliance	Federal Compliance	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.	Confirmed that 2018 1120s state Date Incorporated [Redact]			Reviewer Comment (2020-01-17): DTI now under [Redact]. Buyer Comment (2020-01-09): Please see the updated 1003 & 1008 that was just uploaded. The correct start date of the borrower's business has been updated.	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237570	[Redact]	RCKT20100343				Compliance	Compliance	Federal Compliance	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for [Redact]. Lease Agreement and/or Tax Return not provided.	2017 / 2018 1040's were provided.			Reviewer Comment (2020-01-17): DTI now under [Redact]. Buyer Comment (2020-01-09): This is a High Balance Conforming loan. A lease agreement is not required on this product.	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237570	[Redact]	RCKT20100343				Compliance	Compliance	Federal Compliance	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for [Redact]. Lease Agreement and/or Tax Return not provided.	2017 / 2018 1040's were provided.			Reviewer Comment (2020-01-17): DTI now under [Redact]. Buyer Comment (2020-01-09): This is a High Balance Conforming loan. A lease agreement is not required for this product.	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237570	[Redact]	RCKT20100343				Compliance	Compliance	Federal Compliance	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for [Redact]. Lease Agreement and/or Tax Return not provided.	2017 / 2018 1040's were provided.			Reviewer Comment (2020-01-17): DTI now under [Redact]. Buyer Comment (2020-01-09): This is a High Balance Conforming loan. A lease agreement is not required for this product.	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237570	[Redact]	RCKT20100343				Compliance	Compliance	Federal Compliance	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp).				Reviewer Comment (2020-01-17): DTI now under [Redact]. Buyer Comment (2020-01-09): Can you please provide clarification on what is missing? This is a High Balance Conforming loan. Per the [Redact], only one year of tax returns is required for personal and business to calculate his income.	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237570	[Redact]	RCKT20100343				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - S-Corp Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current S-Corp status using reasonably reliable third-party records.	Business Entity Listing verified - [Redact]			Reviewer Comment (2020-01-17): Third party verification in file. Buyer Comment (2020-01-09): Please see [Redact] of your loan file. A printout from the [Redact] business entity search was provided showing the business is Active.	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237570	[Redact]	RCKT20100343				Compliance	Compliance	Federal Compliance	General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of[Redact] and based on 1026.43(c)(5) of[Redact] significantly exceed the guideline maximum of[Redact]. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Higher DTI a result of lower net rental income calculation from [Redact]			Reviewer Comment (2020-01-17): DTI now under [Redact]. Buyer Comment (2020-01-09): Please review the uploaded trailing document. For the rental income on the property on[Redact], there was a onetime expense that was added back into the rental income calculation. The uploaded document is a copy of the invoice for roof shingles that were installed in 2018. Please note this is a High Balance Agency loan and only requires one year of tax returns in order to calculate rental income. If this does not fix the issue, please provide us with a copy of your rental income calculation.	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237570	[Redact]	RCKT20100343				Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Higher DTI a result of lower net rental income calculation from [Redact]. DTI is[Redact].			Reviewer Comment (2020-01-17): Other atr exceptions cleared.	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237570	[Redact]	RCKT20100343				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.	Higher DTI a result of lower net rental income calculation from [Redact]. DTI is[Redact].			Reviewer Comment (2020-01-17): Other atr exceptions cleared. Buyer Comment (2020-01-09): I believe this was sent in error. Your loan asset summary report show the DTI to [Redact]. This issue has been addressed in the other exceptions.	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237570	[Redact]	RCKT20100343				Compliance	Compliance	Federal Compliance	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds [Redact] and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	Higher DTI a result of lower net rental income calculation from [Redact] DTI is[Redact].			Reviewer Comment (2020-01-17): DTI now under [Redact]. Buyer Comment (2020-01-09): I believe this was set in error. Your LAS Report shows backend DTI to be [Redact]. This issue has been addressed in the other exceptions.	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237570	[Redact]	RCKT20100343				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Higher DTI a result of lower net rental income calculation from [Redact] DTI is[Redact].			Reviewer Comment (2020-01-17): Other atr exceptions cleared. Buyer Comment (2020-01-09): I believe this was set in error. Your LAS report shows back end DTI to be [Redact]. This was addressed in the other exceptions.	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237570	[Redact]	RCKT20100343				Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		Higher DTI a result of lower net rental income from [Redact]			Reviewer Comment (2020-01-17): Lender provided invoice for repairs for 2018. Buyer Comment (2020-01-09): Please review the uploaded trailing document. For the rental income on the property on [Redact], there was a one time expense that was added back into the rental income calculation. The uploaded document is a copy of invoice for roof shingles that were installed in 2018. Please note this is a High Balance Agency loan and only requires one year of tax returns in order to calculate rental income. If this does not fix the issue please provide us with a copy of your rental income calculation.	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237570	[Redact]	RCKT20100343				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-				Reviewer Comment (2020-01-17): Tax and insurance statements in file. Lender states no hoa dues. Buyer Comment (2020-01-09): There are no HOA dues for this property. Tax Certification is listed on [Redact] in your loan file. HOI is located on [Redact].	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237571	[Redact]	RCKT20100351				Compliance	Compliance	Federal Compliance	Commission Method of Calculation	Qualified Mortgage (Dodd-Frank 2014): Commission income required to be averaged over a period of at least two (2) years.	Commission income was averaged over a 2 year period.			Reviewer Comment (2020-01-17): Conforming loan.	01/17/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237571	[Redact]	RCKT20100351				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	General QM/Safe Harbor reflected on QM Findings.			Reviewer Comment (2020-01-17): Other qm exceptions cleared.	01/17/2020			1	A		[Redact]	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237571	[Redact]	RCKT20100351				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redact] disclosed a Finance Charge that does not match the actual finance charge for the loan.	Final Closing Disclosure dated [Redact] Finance Charge of [Redact] was accurately entered.			Reviewer Comment (2020-01-13): Upon further review, the exception is cleared. Buyer Comment (2020-01-09): The finance charge was entered on the [Redact] CD as [Redact]Please confirm where the discrepency is as the exception states the same amount twice.	01/13/2020			1	A		[Redact]	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237571	[Redact]	RCKT20100351				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Acknowledged.			Reviewer Comment (2020-01-16): COC - re locked to a lower rate Buyer Comment (2020-01-14): Please see attached Dated CIC explanation Reviewer Comment (2020-01-13): Changed Circumstance for loan discount point change is not dated. Cure or dated document required for testing. Buyer Comment (2020-01-11): The initial CD is dated [Redact]and signed by the borrower on [Redact] The rate changes on the [Redact] CD and signed the same day by the borrower. No cure owed the change in rate is the valid CIC.	01/16/2020			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237571	[Redact]	RCKT20100351				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.		Loan lacks 6 months reserves as required per guidelines.			Reviewer Comment (2020-01-17): [Redact]only required 1 month. Buyer Comment (2020-01-09): Per guidlelines reserves are not required for this loan. Purchase of a primary residence 80% LTV as a Single Family Residence. Please clear this condition.	01/17/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237571	[Redact]	RCKT20100351				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Acknowledged.			Reviewer Comment (2020-01-15): Utilized date from cover letter used to send appraisal to borrower. Buyer Comment (2020-01-13): Please see attached evidence of appraisal having been delivered to the borrower [Redact].	01/15/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237571	[Redact]	RCKT20100351				Credit	Income / Employment	Income Documentation	Income Docs Missing:	- ___
Reviewer Comment (2020-01-23): Verbal was done post close, but prior to delivery which is acceptable to  [Redact].

Reviewer Comment (2020-01-22): [Redact]Condition 9: Third party employment verification by vendor was not utilized or provided. Alternatively, [Redact]. Lender may obtain the verbal VOE after closing, up to the time of loan delivery. If the verbal VOE cannot be obtained prior to delivery, the loan is ineligible for delivery to  [Redact]. Please provide provide evidence of loan delivery.

Buyer Comment (2020-01-21): Please see VOE completed on  [Redact] shows the borrower as still employed with the same employer. Please review to clear this condition.

Reviewer Comment (2020-01-17): [Redact]did require vvoe within 10 business days prior to note date which was not provided. Verifications done  [Redact] (after note date), [Redact] and [Redact] (both over 10 days from note date). Lender to provide vvoe done within 10 business days of close. Exception remains.  The AUS states that VOE by a third party is acceptable post close up to 35 days after the Note date.  VOE on  [Redact] was completed by [Redact].

Buyer Comment (2020-01-09): Per [Redact] 1040's are not required for this income type. Please clear this condition.

															01/23/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237571	[Redact]	RCKT20100351				Compliance	Compliance	Federal Compliance	Commission Pay Stubs	Qualified Mortgage (Dodd-Frank 2014): Copies of signed tax returns for last two (2) years or most recent pay stub not provided for Commission income.	Acknowledged.			Reviewer Comment (2020-01-17): Conforming loan.	01/17/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237572	[Redact]	RCKT20100371				Credit	Income / Employment	Income Documentation	Income Docs Missing:	- ___
Reviewer Comment (2020-01-23): Verbal obtained post-close but prior to delivery which is acceptable to  [Redact]

Reviewer Comment (2020-01-23): Per[Redact]in file, the vvoe should be done no more than 10 business days prior to the note date. Exception remains.

Buyer Comment (2020-01-22): Kindly clear this citation as all necessary income verification documents have been provided.

Reviewer Comment (2020-01-22): Recent pay stub was received. Regarding the VVOE completed post closing on  [Redact].  [Redact] Lenders may obtain the verbal VOE after closing, up to the time of loan delivery. If the verbal VOE cannot be obtained prior to delivery, the loan is ineligible for delivery to  [Redact]. Please provide evidence of loan delivery.

Buyer Comment (2020-01-17): Please see the attached paystub for B2. We have a vvoe pre and post close confirming the borrower is employed by the company she was qualified with.  There is no material issue. Please consider clearing or downgrading this citation.

Reviewer Comment (2020-01-16): Lender provided w-2's but still need paystub or wvoe for co-borrower as well as vvoe completed within 10 business days of close per[Redact]in file. Have one vvoe in file that was over 10 days and another done after close. Exception remains.

Buyer Comment (2020-01-08): Please see attached.

															01/23/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209237572	[Redact]	RCKT20100371				Compliance	Compliance	Federal Compliance	Wages Documentation	Qualified Mortgage (Dodd-Frank 2014): Wages / W-2 income documentation not sufficient.	Wages / W-2 income documentation not sufficient.			Reviewer Comment (2020-01-16): w-2 provided. Buyer Comment (2020-01-08): Please see attached.	01/16/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209237572	[Redact]	RCKT20100371				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - Wages	Ability to Repay (Dodd-Frank 2014): Unable to verify Wages/W-2 income using reasonably reliable third-party records.	Unable to verify Wages/W-2 income using reasonably reliable third-party records.			Reviewer Comment (2020-01-16): w-2 provided.	01/16/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209237572	[Redact]	RCKT20100371				Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Acknowledged. ATR Requirements due to missing income docs.			Reviewer Comment (2020-01-16): Other atr exceptions cleared.	01/16/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209237572	[Redact]	RCKT20100371				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	Acknowledged. ATR Requirements due to missing income docs.			Reviewer Comment (2020-01-16): Other atr exceptions cleared. Buyer Comment (2020-01-08): This citation should be cleared now that the other income citations have been addressed.	01/16/2020			1	A		[Redact]	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209237573	[Redact]	RCKT20100414				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Originator Loan Designation of QM Findings is QM/Safe Harbor QM.			Reviewer Comment (2020-01-16): Loan is temp shqm. Buyer Comment (2020-01-14): I believe I have provided everything needed to clear this exception. Thank you.	01/16/2020			1	A		[Redact]	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237573	[Redact]	RCKT20100414				Compliance	Compliance	Federal Compliance	QM Small Creditor Portfolio Originations (DTI)	Small Creditor Portfolio Originations Qualified Mortgage (Dodd-Frank 2014): Unable to determine that creditor considered and verified the ratio of total monthly debt obligations to total monthly income or residual income.	Confirmed that Creditor considered and verified the ratio of total monthly debt obligations per 1008 &[Redact].			Reviewer Comment (2020-01-16): Loan is not a small creditor portfolio. Buyer Comment (2020-01-08): Can you please provide clarification on this? Does this seem to be have been set in error?	01/16/2020			1	A		[Redact]	Primary	Purchase		C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237573	[Redact]	RCKT20100414				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redact] did not disclose Estimated Property Costs over Year 1.	Per CD dated [Redact], there are no Estimated Property Costs over Year 1 (section is blank).			Reviewer Comment (2020-01-16): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2020-01-14): Please see the trailing document. Corrected CD was sent to the borrower with the correct property cost over one year.		01/16/2020		2	B		[Redact]	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237573	[Redact]	RCKT20100414				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Not Have Escrow - Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redact] did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established.	Per CD dated [Redact], there are no Estimated Property Costs over Year 1 (section is blank).			Reviewer Comment (2020-01-16): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2020-01-14): Please see the trailing document. Corrected CD was sent to the borrower with the correct property cost over one year.		01/16/2020		2	B		[Redact]	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237573	[Redact]	RCKT20100414				Credit	Income / Employment	Income Documentation	Income Docs Missing:	- ___				Reviewer Comment (2020-01-16): Using aus for conditions. If cash flow analysis for the business is not provided, other income conditions will apply. Buyer Comment (2020-01-08): the 2016 W2 should not be required. [Redact] only requires W2s from the previous year of employment. We have provided all of the W2s for 2018 for [Redact] A gap in employment does not require a letter. Please review and clear this exception.	01/16/2020			1	A		[Redact]	Primary	Purchase		C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237573	[Redact]	RCKT20100414				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Acknowledged.			Reviewer Comment (2020-01-15): Utilized date from email that was send with the appraisal. Buyer Comment (2020-01-14): Please see the trailing document. I have supplied a copy of the email that is sent along with a copy of the borrower's appraisal. The appraisal was delivered to the borrower on [Redact]	01/15/2020			1	A		[Redact]	Primary	Purchase		C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237574	[Redact]	RCKT20100442				Compliance	Compliance	Federal Compliance	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for [Redact]. Lease Agreement and/or Tax Return not provided.	Lease Agreement not provided.			Reviewer Comment (2020-01-17): Conforming loan. Buyer Comment (2020-01-09): Lease agreements are not required for the investment properties reflecting on the Schedule E.	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237574	[Redact]	RCKT20100442				Compliance	Compliance	Federal Compliance	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for [Redact] Lease Agreement and/or Tax Return not provided.	Lease Agreement not provided.			Reviewer Comment (2020-01-17): Conforming loan. Buyer Comment (2020-01-09): Lease agreements are not required for the investment properties reflecting on the Schedule E.	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237574	[Redact]	RCKT20100442				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - REO Schedule E Method Test	Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (Schedule E Method) using reasonably reliable third-party records.	Tax return is not signed by the borrower.			Reviewer Comment (2020-01-17): Conforming loan. Buyer Comment (2020-01-09): The 2018 transcripts were provided to confirm the 2018 1040s were filed. There is no additional information required.	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237574	[Redact]	RCKT20100442				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - REO Schedule E Method Test	Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (Schedule E Method) using reasonably reliable third-party records.	Tax return is not signed by the borrower.			Reviewer Comment (2020-01-17): Conforming loan. Buyer Comment (2020-01-09): The 2018 transcripts were provided to confirm the 2018 1040s were filed. There is no additional information required.	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237574	[Redact]	RCKT20100442				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.	Originator Loan Designation of Temporary SHQM noted on QM Findings report and compliance report.			Reviewer Comment (2020-01-17): Conforming loan.	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237574	[Redact]	RCKT20100442				Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Investment properties missing signed tax returns and leases.			Reviewer Comment (2020-01-17): Conforming loan.	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237578	[Redact]	RCKT2010050				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Acknowledgement of appraisal receipt by borrower was not provided. Cover letter for delivery was provided.			Reviewer Comment (2020-01-07): Appraisal notice shows the appraisal was provided to the client [Redact] Buyer Comment (2020-01-03): Please see attached appraisal invoice showing when the client received the appraisal	01/07/2020			1	A		[Redact]	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
209237578	[Redact]	RCKT2010050				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of [Redact].	Change in Lender Credits was not supported by a valid change of circumstance.			Reviewer Comment (2020-01-21): Letter of Explanation, Mailing Label, Copy of Refund Check, and Corrected CD provided. Buyer Comment (2020-01-16): Please see attached proof of delivery of package. Reviewer Comment (2020-01-14): Letter of Explanation, Mailing Label, Copy of Refund Check, and Corrected CD provided. Please provide proof the package has been mailed to the borrower. Per [Redact] website the package has not been shipped. Buyer Comment (2020-01-10): Please see attached redisclosure package including a check to the borrower, [Redact] label, updated CD and letter to the borrower		01/21/2020		2	B		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209237578	[Redact]	RCKT2010050				Credit	Loan Package Documentation	Application / Processing	Missing Document: Other not provided		EMD of [Redact] is documented in the Purchase Agreement and Final CD. Copy of the check or receipt of funds required. Source of funds for the EMD is required.			Reviewer Comment (2020-01-15): HELOC statement and copy of check confirm monies drawn from HELOC on exiting home that was subsequently paid off as a result of sale per Seller CD in file. Buyer Comment (2020-01-10): Please see attached source of the [Redact]EMD. The borrower drew agaings a HELOC. Reviewer Comment (2020-01-07): We still need a copy of the [Redact] statement the [Redact]EMD check was written against to verify seasoning of funds. Buyer Comment (2020-01-03): Please see attached copy of the EMD check	01/15/2020			1	A		[Redact]	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
209237579	[Redact]	RCKT2010055				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Appraisal Fee disclosed was disclosed as [Redact] on LE but disclosed as [Redact] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Reviewer Comment (2020-01-21): COC appraisal complexity

Buyer Comment (2020-01-16): A cure is required if the fee on the Final CD is higher than what was disclosed to the buyer on the last LE without a valid change in circumstance. The increase in the appraisal fee was properly disclosed as [Redact] and the borrower was actually charged less than the fee on the last LE. No cure is required. Please clear this citation.

Reviewer Comment (2020-01-15): The appraisal fee increase request from the appraiser was for [Redact] The increase disclosed was [Redact] he Closing statement shows a charge of [Redact] Cure required.  Consumer was not properly notified of the fee increase.  PCCD, LOE, and copy of refund check required.

Buyer Comment (2020-01-13): Please see [Redact]  and [Redact] of your loan file for proof the increase in appraisal cost was disclosed to the borrower. You can also view the evidentiary document on [Redact] to confirm the [Redact] loan estimate was sent.

Reviewer Comment (2020-01-08): The current loan file shows no proof of re-disclosure when the appraisal fee increased. Cure or proof of re-disclosure required.

Buyer Comment (2020-01-06): The fee increased on [Redact] when the appraiser advised the assignment was complex and that the fee needed to be upgraded to [Redact] lease see the screenshot below.

Reviewer Comment (2020-01-01): To clarify, the re-disclosure history form in file does not reflect a valid change of circumstance justifying the appraisal increase  for the LE dated  [Redact].. Exception remains.

Buyer Comment (2019-12-31): The appraisal fee increased from  [Redact]to [Redact] and was properly disclosed on the [Redact] LE. The initial CD was printed on [Redact] and noting a reduction in the appraisal fee from [Redact] to [Redact] o cure is required as the increase was disclosed within the appropriate amount of time.

															01/21/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237579	[Redact]	RCKT2010055				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Right to Cancel was issued on incorrect form. Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form. H-9 Form must be used as lender is the same as originating lender.			Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237580	[Redact]	RCKT2010066				Credit	Asset	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	- Asset Account Date: ___	Reserves statement account date[Redact] is over 90 days prior to closing date [Redact].			Reviewer Comment (2020-01-06): [Redact] statement dated [Redact] for savings [Redact] is good for 120 days Buyer Comment (2020-01-03): The asset statements do not expire until after 120 days. The bank statements in the file are within 120 days of close.	01/06/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237580	[Redact]	RCKT2010066				Credit	Credit	Credit Documentation	Aged document: Credit Report is more than 90 days prior to the note date.	-	Credit report date[Redact] is over 90 days prior to Note date [Redact].			Reviewer Comment (2020-01-06): Credit report dated [Redact] is valid until [Redact] or 120 days Buyer Comment (2020-01-03): The credit report does not expire until after 120 days. The credit report in the file is within 120 days of close.	01/06/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237580	[Redact]	RCKT2010066				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.	The semi-annual tax payment of [Redact] and the annual insurance premium of [Redact] comes to [Redact] annually. It does not add up to the estimated property costs over year 1 reported on the final CD as [Redact].			Reviewer Comment (2020-01-06): confirmed special assessment on the home Buyer Comment (2020-01-03): The property costs include the special assessment on the appraisal totaling [Redact]	01/06/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237580	[Redact]	RCKT2010066				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	The origination fee fluctuated by large amounts between all LEs and CDS and settled at [Redact] [Redact] over the baseline of [Redact]here was no apparent justifiable cause for the changes.
Reviewer Comment (2020-01-16): COC - rate lock expired and loan was repriced.  Loan origination fee increasing as a result

Buyer Comment (2020-01-14): The Final LE confirmed the rate expired on [Redact]. The attached redisclosure history confirms the rate was relocked on [Redact]

Reviewer Comment (2020-01-10): Interest rate, lender credit and loan amount were consistent from [Redact] through loan close.  No COC were provided that show a relock, or other issue that might rebaseline the loan fees.  Changed Circumstance showing changes, or cure required.

Buyer Comment (2020-01-08): Interest rate credit and lender credits are separate. Rate locks affects lender credits and  interest rate credit as well. When the rate locked it, the credit no longer covered the full broker compensation. The uncovered portion is apart of the origination fee.

Reviewer Comment (2020-01-06): Additional details required. COC provided states loan was locked.  Typically interest rate locks would increase ./ decrease points paid by the borrower and not the Loan Origination Fee.  Generally, Loan Origination Fee changes with the loan amount changing. Unable to determine why Loan Origination Fee increased when rare was locked. Additionally, no lender credits were disclosed on the LE or CD.

Buyer Comment (2020-01-03): see attached

															01/16/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237580	[Redact]	RCKT2010066				Compliance	Compliance	Federal Compliance	Commission Justification	Qualified Mortgage (Dodd-Frank 2014): Commission income earned for less than two (2) years not justified or documented.	The borrower receives only commission income and has been on his present job for only a year. The lender makes no comment to justify waiving the 2 year minimum.			Reviewer Comment (2020-01-15): Commission was documented for 1 year but less than 2 years, likelihood of continuance documented and prior W2 although salary reflects same earnings.	01/15/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237581	[Redact]	RCKT2010069				Compliance	Compliance	Federal Compliance	Alimony Child Support Maintenance Income	Qualified Mortgage (Dodd-Frank 2014): Alimony/Child Support/Maintenance income verification requirement not met.	Divorce decree awarding child support and alimony to borrower was effective [Redact] File contains bank stmts for [Redact] - [Redact] reflecting deposits twice a month in the amount of [Redact].
Reviewer Comment (2020-01-09): Have divorce decree and 6 months proof of receipt.

Buyer Comment (2020-01-04): [Redact] please see the divorce decree, which states it was made in accordance with a Marital Settlement Agreement dated [Redact]. Marital Settlement Agreements routinely have child support payment terms and our client did receive child support payments in[Redact] which is allowed to be used no matter when the divorce decree was final as was not voluntary at that point. Since this loan is not a Jumbo loan product, we use [Redact]/Freddie guidelines which allow 6 months receipt in order for alimony/child support income to be used. Please clear this condition.

															01/09/2020			1	A		[Redact]	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209237581	[Redact]	RCKT2010069				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Non QM due to alimony/child support received for < 12 months.			Reviewer Comment (2020-01-09): Other qm exception cleared.	01/09/2020			1	A		[Redact]	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209237581	[Redact]	RCKT2010069				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redact] disclosed a Finance Charge that does not match the actual finance charge for the loan.	Final CD reflects finance charge of [Redact]Calculated finance charge is [Redact].			Reviewer Comment (2020-01-06): Upon further review, the exception is cleared. Buyer Comment (2020-01-04): [Redact] Please review our calculation as we believe it is correct: Finance Charge = Monthly P&I * Term in months - Loan Amount + Prepaid Finance Charges Finance Charge = [Redact]= [Redact]* 360 - [Redact]+ [Redact]	01/06/2020			1	A		[Redact]	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209237582	[Redact]	RCKT2010098				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Insurance Verification			Reviewer Comment (2020-01-16): Lender provided verification. Buyer Comment (2020-01-08): see attached	01/16/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237582	[Redact]	RCKT2010098				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.					Reviewer Comment (2020-01-22): Trailing doc policy with ISAOA included. Exception cleared Buyer Comment (2020-01-22): see the attached insurance. Reviewer Comment (2020-01-16): Screen print only reflects lender name. Needs to state lender name and isaoa. Exception remains. Buyer Comment (2020-01-08): see attached	01/22/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237582	[Redact]	RCKT2010098				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of [Redact].	Loan amount decreased; valid change of circumstance is in the file.			Reviewer Comment (2020-01-10): Upon further review, the exception is cleared. Buyer Comment (2020-01-08): see attached	01/10/2020			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237582	[Redact]	RCKT2010098				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. Insufficient or no cure was provided to the borrower.	Courier fee, Loan tie in fee, Recording service fee, Sub-Escrow fee, Wire fee and Archiving fee were not disclosed on binding LE. Settlement fee of [Redact] was disclosed as [Redact] Recording fee of [Redact] was disclosed as [Redact] Notary fee of [Redact] was disclosed as [Redact] Lenders title of [Redact] was disclosed as [Redact] and Doc prep fee of [Redact] was disclosed as [Redact] on Binding LE; no cure provided at closing. Changed circumstance in file does not reflect increase to or addition of these fees.			Reviewer Comment (2020-01-10): [Redact] received required documents, exception is cleared. Buyer Comment (2020-01-08): These fees are subject to unlimited tolerance as the borrower chose the servicer provider.	01/10/2020			1	A		[Redact]	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237582	[Redact]	RCKT2010098				Credit	Asset	Asset Documentation	Guideline Issue: Insufficient asset documentation.	-	Two months required per FNMA guidelines; however, only one month is in the file.			Reviewer Comment (2020-01-16): Removed from assets. Buyer Comment (2020-01-08): Two months are not required from the account ending [Redact] because it is the gift donor's account.	01/16/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237582	[Redact]	RCKT2010098				Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		difference is due to the application of the rent loss/income			Reviewer Comment (2020-01-22): Lender provided missing income documentation. This issue is cleared. Buyer Comment (2020-01-22): Please clear this exception as all other income citations have been cleared	01/22/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237586	[Redact]	RCKT20100227				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		HOI policy provide reflects incorrect mortgagee clause. Lender to provide updated policy reflecting "Lender its successors and assigns"			Reviewer Comment (2020-01-01): Revised dec page with corrected loss payee clause was provided. updated Buyer Comment (2019-12-31): see attached document.	01/01/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237588	[Redact]	RCKT20100261				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		HOI policy provide reflects incorrect mortgagee clause. Lender to provide updated policy reflecting "Lender its successors and assigns"			Reviewer Comment (2020-01-06): Lender provided updated insurance reflecting lender as mortgagee with isaoa. Buyer Comment (2020-01-02): see the attached insurance.	01/06/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237588	[Redact]	RCKT20100261				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-	Property is a condo, no HOA documentation provided.			Reviewer Comment (2020-01-06): Lender provided property report reflecting home was sold [Redact]. Buyer Comment (2020-01-02): see the attached documentation to confirm the property was sold.	01/06/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237589	[Redact]	RCKT20100262				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Right to Cancel was issued on incorrect form. TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form. H-9 Form must be used as lender is the same as originating lender.			Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237590	[Redact]	RCKT20100266				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		HOI policy provide reflects incorrect mortgagee clause. Lender to provide updated policy reflecting "Lender its successors and assigns"			Reviewer Comment (2020-01-01): Revised dec page with proper loss payee clause was provided. Buyer Comment (2019-12-31): see attached	01/01/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		B	A	B	A	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237591	[Redact]	RCKT20100280				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redact] incorrectly disclosed whether Homeowners Insurance is included in escrow.	The box is blank for Homeowner's Insurance on page one, however the box for other is checked and reflects Yes, Some for Walls insurance.			Reviewer Comment (2020-01-06): Upon further review, the exception is cleared. Buyer Comment (2020-01-04): The CD is correct and properly discloses the walls-in. Page 1 correctly lists the coverage and has the box checked, page 4 also has the box checked for an escrowed cost and lists the amount and Wallis in. There is no material issue	01/06/2020			1	A		[Redact]	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237591	[Redact]	RCKT20100280				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.			Reviewer Comment (2020-01-06): [Redact] received required documents, exception is cleared. Buyer Comment (2020-01-04): Please see attached	01/06/2020			1	A		[Redact]	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237593	[Redact]	RCKT20100301				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		Please provide an updated copy of the evidence of insurance with the correct mortgagee clause.			Reviewer Comment (2020-01-15): Lender its successors and assigns was provided. Buyer Comment (2020-01-10): Please see attached.	01/15/2020			1	A		[Redact]	Second Home	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237593	[Redact]	RCKT20100301				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of [Redact].	Fees decreased and the additional [Redact] was not needed at closing, Please provide a valid change of circumstance or a cure for the borrower.			Reviewer Comment (2020-01-23): Letter of Explanation, Principal reduction, and Corrected CD provided Buyer Comment (2020-01-23): Please see the attached redisclosure package, and updated transaction detail noting the principal reduction.		01/23/2020		2	B		[Redact]	Second Home	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237593	[Redact]	RCKT20100301				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.	High Cost Analysis verifies Originator Loan Designation as Safe Harbor QM.			Reviewer Comment (2020-01-15): Revised AUS and 103 provided. Review re-calculated DTi is 41.68% versus AUS revised DTI [Redact].	01/15/2020			1	A		[Redact]	Second Home	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237593	[Redact]	RCKT20100301				Credit	Income / Employment	Income Documentation	REO Documents are missing.	-				Reviewer Comment (2020-01-15): Insurance coverage was provided. Buyer Comment (2020-01-09): Please see attached.	01/15/2020			1	A		[Redact]	Second Home	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237593	[Redact]	RCKT20100301				Compliance	Compliance	Federal Compliance	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.	2 years employment history provided			Reviewer Comment (2020-01-15): Employment verified as required by AUS. Buyer Comment (2020-01-09): The attached VOE confirms the borrowers start date with the current employer is [Redact] and the 1003 confirms they were employed with previous employer Oppenheimer Funds from [Redact] to [Redact] Please see attached.	01/15/2020			1	A		[Redact]	Second Home	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237593	[Redact]	RCKT20100301				Compliance	Compliance	Federal Compliance	General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of[Redact] and based on 1026.43(c)(5) of[Redact] significantly exceed the guideline maximum of [Redact]. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	I used [Redact]/month HOA fee for [Redact] and lender did not causing DTI to go up to [Redact] which is above maximum [Redact] per guidelines.			Reviewer Comment (2020-01-15): Revised AUS and 103 provided. Review re-calculated DTi is 41.68% versus AUS revised DTI [Redact]. Buyer Comment (2020-01-09): The maximum DTI on a[Redact]high balance product is [Redact]. The [Redact]HOA fee for [Redact] A.K.A [Redact] has been added to the property costs, new approve/eligible [Redact] and 1003 have been attached.	01/15/2020			1	A		[Redact]	Second Home	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237593	[Redact]	RCKT20100301				Compliance	Compliance	Federal Compliance	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds [Redact] and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	I used [Redact]/month HOA fee for [Redact] and lender did not causing DTI to go up to [Redact] which is above maximum [Redact] per guidelines.			Reviewer Comment (2020-01-15): Revised AUS and 103 provided. Review re-calculated DTi is 41.68% versus AUS revised DTI [Redact]. Buyer Comment (2020-01-09): The maximum DTI on a[Redact]high balance product is [Redact]. The [Redact]HOA fee for [Redact] A.K.A [Redact] has been added to the property costs, new approve/eligible [Redact] and 1003 have been attached.	01/15/2020			1	A		[Redact]	Second Home	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237593	[Redact]	RCKT20100301				Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		I used [Redact]/month HOA fee for [Redact] and lender did not causing DTI to go up to [Redact] which is above maximum [Redact] per guidelines.			Reviewer Comment (2020-01-15): Revised AUS and 103 provided. Review re-calculated DTi is 41.68% versus AUS revised DTI [Redact]. Buyer Comment (2020-01-09): The maximum DTI on a[Redact]high balance product is [Redact]. The [Redact]HOA fee for[Redact] A.K.A [Redact] has been added to the property costs, new approve/eligible [Redact] and 1003 have been attached.	01/15/2020			1	A		[Redact]	Second Home	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237593	[Redact]	RCKT20100301				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	I used [Redact]/month HOA fee for [Redact] and lender did not causing DTI to go up to [Redact] which is above maximum [Redact] per guidelines.			Reviewer Comment (2020-01-15): Revised AUS and 103 provided. Review re-calculated DTi is 41.68% versus AUS revised DTI [Redact]. Buyer Comment (2020-01-09): The maximum DTI on a[Redact]high balance product is [Redact]. The [Redact]HOA fee for [Redact] A.K.A [Redact] has been added to the property costs, new approve/eligible [Redact] and 1003 have been attached.	01/15/2020			1	A		[Redact]	Second Home	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237596	[Redact]	RCKT20100346				Credit	Guideline	Guideline Issue	Guideline Requirement: Documented income duration did not support the minimum guideline required duration.
Current job began [Redact] note date is [Redact] which is less than 6 months verified employment. Schedule C self employment (very minimal earnings) was only filed in 2018, so the 1003 is not valid which reflects 2+ years of Sch C. Dates of employment verified by a 3rd party for the prior employment is required, and additional documentation may also be required depending of dates established for the Sch C. A full 24 month history (including LOE for gaps > 30 days) must be established. [Redact] requires as follows: For borrowers re-entering workforce, document a minimum of 6 months of employment with current employer and evidence of a prior 2 year work history.
														Reviewer Comment (2020-01-10): [Redact]did not require a 2 year history. Buyer Comment (2020-01-04): Per [Redact] there is no minimum time required with current employer. One year employment history is required and if the borrower was self employed, tax returns can be used to verify employment which were provided. There is no requirement for a LOX for gap in employment. Please clear this condition.	01/10/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237597	[Redact]	RCKT20100352				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2020-01-06): Appraisal delivery waiver signed by the borrower [Redact]. Buyer Comment (2020-01-03): see attached	01/06/2020			1	A		[Redact]	Primary	Purchase		B	A	A	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237598	[Redact]	RCKT20100354				Credit	Asset	Asset Documentation	Guideline Issue: Insufficient asset documentation.	-	The file was missing required asset verification. Per guidelines, assets to be used for down payment, closing costs, debt payoff, and reserves must be seasoned for 60 days or sourced.			Reviewer Comment (2020-01-15): Additional monthly statement for the 401k was provided. Buyer Comment (2020-01-15): see attached Reviewer Comment (2020-01-09): Already including the [Redact] his exception is due to the IRA account we only have the Sept statement for. Need an additional consecutive month statement. Exception remains. Buyer Comment (2020-01-04): The [Redact]used as funds were proceeds from the sale of a property and it was properly documented	01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237598	[Redact]	RCKT20100354				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. Insufficient or no cure was provided to the borrower.	Cure for 10% tolerance violations in the amount of [Redact] was not provided. Provide a post-close CD disclosing the tolerance cure of [Redact], copy the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2020-01-09): Upon further review, the exception is cleared.

Buyer Comment (2020-01-07): The CIC form shows the fee increased as we needed a quitclaim deed. THe fee increased because extra pages have to be recorded. This is a valid CIC and the form supports that

Reviewer Comment (2020-01-06): No Changed Circumstance was located in the loan file that would explain the need for the increase of the Recording fee.  Please provide documentation of the need for increase, or PCCD, LOE, copy of the refund check, and proof of delivery.

Buyer Comment (2020-01-04): CIC form attached confirms the fee increase was the result of a quitclaim deed which required 6 extra pages to be recorded

															01/09/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237599	[Redact]	RCKT20100362				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.			Reviewer Comment (2020-01-07): Lender provided a copy of the final title.	01/07/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237599	[Redact]	RCKT20100362				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.		The preliminary title report in file disclosed [Redact] of title insurance coverage; however this is less than the loan amount of [Redact]Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.			Reviewer Comment (2020-01-07): Lender provided final title reflecting amount of insurance [Redact] Buyer Comment (2020-01-06): Please see attached updated title docs showing sufficient coverage.	01/07/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237599	[Redact]	RCKT20100362				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by [Redact] Coverage must be at least the lessor of the Cost new from the appraisal or the loan amount. Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
Reviewer Comment (2020-01-15): Insurer's replacement cost estimator was provided.

Buyer Comment (2020-01-10): Please see attached RCE showing replacement cost as [Redact]

Buyer Comment (2020-01-10): Per [Redact] the coverage must cover the lower of the replacement cost or the loan amount. The coverage is  [Redact]and the loan amount is  [Redact]The coverage covers the loan amount. Please clear this condition.

Reviewer Comment (2020-01-07): Loan does not reflect guaranteed full replacement. Coverage must be 80% of the cost estimate. Lender to provide additional coverage for the shortage of  [Redact]or a replacement cost estimate that supports the coverage provided. Exception remains.

Buyer Comment (2020-01-04): Please see the policy has Dwelling extension coverage in an addition of  [Redact]bringing the total dwelling coverage to  [Redact]Please clear this condition.

															01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237600	[Redact]	RCKT20100364				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.	The subject property only escrows for taxes, [Redact]/ month. Non escrowed property costs of 1 year totals [Redact] which is the HOA Dues of [Redact]/month and H06 insurance of [Redact]/ month. ([Redact]x12=[Redact]) The final CD only reflected the HOA dues as non-escrowed property costs which totals [Redact] but the HOA dues and the H06 are both non-escrowed property costs. Provide a post close CD correcting page 4 to show non-escrowed property costs over 1 year as [Redact] and a copy of the letter of explanation sent to the borrower.			Reviewer Comment (2020-01-06): Upon further review, the exception is cleared. Buyer Comment (2020-01-04): The CD correctly discloses the correct amounts. Taxes are the only escrowed cost and HOA is the only non-escrowed cost. There is no H)6 policy on file and the borrower is not required to carry one per regulation. Please clear this exception	01/06/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237602	[Redact]	RCKT20100367				Property	Property - Appraisal	Appraisal Reconciliation	Appraisal is required to be in name of Lender	-	The lender name on the appraisal is [Redact]. An appraisal transfer letter is not found in the loan images.			Reviewer Comment (2020-01-01): Completion report reflecting [Redact] as the client is noted; however, the completion report was not performed by the same entity that completed the appraisal . The appraisal was complected by [Redact] of [Redact]. [Redact] would have to provide a corrective appraisal report referencing [Redact] as the Lener/Client or an assignment letter from [Redact] should be obtained. Buyer Comment (2019-12-31): The appraisal reconsideration notes [Redact] as the current lender under the Signatures Section at the bottom of page one. Please see attached.				2	B		[Redact]	Primary	Refinance - Rate/Term		B	B	A	A	A	A	B	B	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237603	[Redact]	RCKT20100370				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by [Redact] due to an increase in Title - Lender's Title Insurance. No valid COC provided, nor evidence of cure in file.			Reviewer Comment (2020-01-21): [Redact] received PCCD indicating cure, LOE, refund check, and shipping label. Exception Cleared. Buyer Comment (2020-01-16): see attached Reviewer Comment (2020-01-06): No Changed Circumstance was located in the loan file that would explain the need for the increase of the Title - Lender's Title Insurance fee. Please provide documentation of the need for increase, or PCCD, LOE, copy of the refund check, and proof of delivery. Buyer Comment (2020-01-04): Please see attached.	01/21/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237603	[Redact]	RCKT20100370				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.		The preliminary title report in file disclosed [Redact] of title insurance coverage; however this is less than the loan amount of [Redact]Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.			Reviewer Comment (2020-01-09): Lender provided updated title reflecting loan amount of [Redact] Buyer Comment (2020-01-06): Please see attached title policy showing updated coverage to [Redact]	01/09/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237603	[Redact]	RCKT20100370				Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact]. Sufficient or excess cure was provided to the borrower.	[Redact] received PCCD indicating cure, LOE, refund check, and shipping label. Exception may be cured once proof of mailing is available.			Reviewer Comment (2020-01-23): Proof of receipt confirmed. Tolerance violation was cured. Buyer Comment (2020-01-22): Please see attached proof of delivery. Please clear this condition.				2	B		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237604	[Redact]	RCKT20100376				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		HOI policy provide reflects incorrect mortgagee clause. Lender to provide updated policy reflecting "Lender its successors and assigns"			Reviewer Comment (2020-01-07): Lender provided copy of insurance that reflects mortgagee as lender only. It also needs to state its successors and or assigns. Exception remains. Buyer Comment (2020-01-03): see attached				2	B		[Redact]	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237608	[Redact]	RCKT20100394				Credit	Insurance	Insurance Analysis	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date ___, Transaction Date: ___	The effective date of the Hazard Insurance Policy was on the disbursement date.			Reviewer Comment (2020-01-14): [Redact] is a dry funding state. Loan disbursed [Redact] Buyer Comment (2020-01-07): The policy is currently effective and the subject property is currently insured.	01/14/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237608	[Redact]	RCKT20100394				Compliance	Compliance	Federal Compliance	Federal LO Compensation Dual Compensation Dodd Frank	Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.	Both the borrower and Lender paid a Broker Compensation Fee.			Reviewer Comment (2020-01-14): Realtor paid the [Redact]credit. Buyer Comment (2020-01-07): There is no dual compensation violation as the borrower received funds from the seller and realtor as a result of the transaction. These are the borrowers funds and not the third party paying the fees. See the attached CD addendum.	01/14/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237608	[Redact]	RCKT20100394				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redact] disclosed a Finance Charge that does not match the actual finance charge for the loan.	The calculated Finance Charge is [Redact] versus the Finance Charge on the CD of [Redact].			Reviewer Comment (2020-01-09): [Redact] received itemized credit breakdown. Exception Cleared. Buyer Comment (2020-01-07): itemization of amount financed Buyer Comment (2020-01-07): See the attached CD addendum to confirm non‐borrower paid fees excluded from the finance charge. In addition, see the attached itemization of the amount financed to see the fees included in the cost. If any discrepancy, please provide testing to confirm fees included in testing.	01/09/2020			1	A		[Redact]	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237610	[Redact]	RCKT20100403				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Right to Cancel was issued on incorrect form. TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form. H-9 Form must be used as lender is the same as originating lender.			Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237611	[Redact]	RCKT20100404				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of [Redact].	Missing Change of Circumstance removing Lender Credit from [Redact] initial CD.			Reviewer Comment (2020-01-09): Upon further review, the exception is cleared. Buyer Comment (2020-01-07): The lender credits increased from the [Redact] final LE at [Redact] to [Redact] on the [Redact] initial cd. There is no decrease in lender credits. Reviewer Comment (2020-01-06): No Changed Circumstance was located in the loan file that would explain the need for the decrease in the Lender Credit amount on 11/16. Please provide documentation of the reason for the decrease, or PCCD, LOE, copy of the refund check, and proof of delivery. Buyer Comment (2020-01-03): see attached	01/09/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237612	[Redact]	RCKT20100405				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Title commitment shows original lender was [Redact], which is the same lender on this refinance transaction. The H-9 form should have been used.			Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Limited Cash-out GSE	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237614	[Redact]	RCKT20100411				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard insurance coverage amount is insufficient. No replacement cost estimator or updated policy was evidenced in the loan file.			Reviewer Comment (2020-01-15): Replacement cost estimator was provided. Buyer Comment (2020-01-13): Please see the attached replacement cost estimator.	01/15/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	A	A	B	B	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237614	[Redact]	RCKT20100411				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		The lender is not reflected as the mortgagee on the hazard policy and no updated policy was evidenced in the loan file.			Reviewer Comment (2020-01-15): Lender its successors and assigns was provided. Buyer Comment (2020-01-13): Please see the attached updated declaration page.	01/15/2020			1	A		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	A	A	B	B	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237614	[Redact]	RCKT20100411				Property	Property - Appraisal	Appraisal Reconciliation	Appraisal is required to be in name of Lender	-	The appraisal was not in the name of the new lender and the transfer approval was not evidenced in the loan file.							2	B		[Redact]	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	A	A	B	B	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237615	[Redact]	RCKT20100417				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	There is no dollar amount noted on the title policy.		The Preliminary Title report in file did not disclose the amount of title insurance coverage. Please provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.			Reviewer Comment (2020-01-09): Lender provided supplement reflecting proposed liability of [Redact] Buyer Comment (2020-01-06): Please see attached.	01/09/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		B	A	B	A	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237617	[Redact]	RCKT20100444				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2020-01-09): Lender provided appraisal waiver. Buyer Comment (2020-01-06): see attached	01/09/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237617	[Redact]	RCKT20100444				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Title commitment shows original lender was [Redact], which is the same lender on this refinance transaction. The H-9 form should have been used.			Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237618	[Redact]	RCKT20100449				Credit	Guideline	Guideline Issue	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.		The Hazard Insurance Binder provided shows a Hazard Insurance Policy Expiration Date of [Redact] which is within 45 Days of the Note Date of [Redact] per the provided Note document. Please provide evidence that the Hazard Issuance was Renewed for [Redact]			Reviewer Comment (2020-01-15): Lender provided renewal policy.	01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237618	[Redact]	RCKT20100449				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Right to Cancel was issued on incorrect form. TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form. H-9 Form must be used as lender is the same as originating lender.			Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237618	[Redact]	RCKT20100449				Credit	Loan Package Documentation	Closing / Title	Title Error: Title vesting does not concur with deed		The provided Preliminary Title currently has vesting listed that does not match the provided Security Instrument. Please provide a copy of the Final Title Insurance Policy / Commitment and/or an addendum to the preliminary report verifying to final vesting matching the provided Security Instrument.			Reviewer Comment (2020-01-15): Deed in file reflects vesting was changed from co-trustees of a trust to husband and wife as community property with right of survivorship. Buyer Comment (2020-01-08): [Redact] The vesting matches between the Deed of Trust and Title Commitment. Both have the client listed as "community property with rights of survivorship".	01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237619	[Redact]	RCKT20100450				Credit	Loan Package Documentation	Loan File	Missing Document: Hazard Insurance Policy not provided					Reviewer Comment (2020-01-09): Lender provided copy of the policy. Buyer Comment (2020-01-06): see attached	01/09/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237619	[Redact]	RCKT20100450				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Same lender refinance, H-9 form required			Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237620	[Redact]	RCKT20100457				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	The Initial CD is not signed and no evidence of when it was received has been provided.			Reviewer Comment (2020-01-10): [Redact] received disclosure tracking indicating the initial CD was received the same day issued. Exception Cleared.	01/10/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	No Defined Cure	C	A	A	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237620	[Redact]	RCKT20100457				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of [Redact].	The CDs do not list any lender credits. The Final LE on [Redact] shows a lender credit in the amount of -[Redact]			Reviewer Comment (2020-01-10): [Redact] received [Redact] COC. Exception Cleared.	01/10/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237620	[Redact]	RCKT20100457				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Credit report fee of 33.75 exceeds tolerance and there was no cure provided to the borrower.			Reviewer Comment (2020-01-10): [Redact] reviewed exception. Upon further review exception may be cleared. Buyer Comment (2020-01-08): [Redact] The initial Loan Estimate showed a non-shoppable fee for the Credit Report for [Redact]and since it was on the initial Loan Estimate the tolerance limit should be [Redact] please update and satisfy this condition.	01/10/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237621	[Redact]	RCKT20100464				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.				Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237622	[Redact]	RCKT20100468				Compliance	Loan Package Documentation	Application / Processing	Missing Document: Missing Lender's Initial 1003					Reviewer Comment (2020-01-15): Lender provided copy of the initial 1003. Buyer Comment (2020-01-08): Please see attached.	01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		B	A	B	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237622	[Redact]	RCKT20100468				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.			Reviewer Comment (2020-01-17): Trailing doc final title provided exception cleared	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		B	A	B	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237622	[Redact]	RCKT20100468				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	There is no dollar amount noted on the title policy.		The Preliminary Title report in file did not disclose the amount of title insurance coverage. Please provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.			Reviewer Comment (2020-01-17): Final title povided. Exception cleared Buyer Comment (2020-01-17): Please see attached. Reviewer Comment (2020-01-15): Lender provided supplement for another borrower and property. Exception remains. Buyer Comment (2020-01-08): Please see attached.	01/17/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		B	A	B	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237623	[Redact]	RCKT20100474				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.	The lender used a lower tax value to qualify even though the tax cert reflects a higher amount for the taxes on the subject property.
Reviewer Comment (2020-01-21): [Redact] reviewed exception. Upon further review exception may be cleared.

Buyer Comment (2020-01-16): [Redact]  Correction: The second payment on [Redact] is not due within the first year from closing.

Buyer Comment (2020-01-16): [Redact]  Please re-read the tax cert, and pay special attention to the dates on the document. The client is required to pay two payments in the first year from closing, which aligns with the title "Estimated property costs over year 1", one payment on [Redact] for  [Redact]and a second payment on  [Redact]The payment on [Redact] included on the second page of the tax cert is not due until the second calendar year from closing, which is not "property costs over year 1". Please clear this condition as it is invalid.

Reviewer Comment (2020-01-15): Tax certificate indicates and increase in taxes to  [Redact]based on ownership change, (page 2 of the tax certificate) and Hazard insurance shows as  [Redact]annually, for a total of  [Redact]annually.  PCCD and LOE required to cure.

Buyer Comment (2020-01-13): [Redact]  This has nothing to do with tolerance. The clients tax payment for the next year includes two payments, one on [Redact] for  [Redact]and one on [Redact] for  [Redact]The client not have to pay any more than in the next year per the previously provided tax certification from the title company. Please review the tax cert and clear this condition.

Reviewer Comment (2020-01-10): [Redact] received tax cert and HOI. The allowable tolerance for the escrow account fields on page four of the CD is  [Redact]per month of property costs or  [Redact]for 12 months. Total disclosed on page four of CD is [Redact]  and documentation in images indicates total should be [Redact] or [Redact] ( [Redact]HOI, [Redact] Taxes) Please provide verification if using an updated amount.  Letter of Explanation and Corrected CD required to cure.

															01/21/2020			1	A		[Redact]	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	B	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237623	[Redact]	RCKT20100474				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		The mortgagee is not reflected on the hazard policy and an updated policy was not evidenced in the loan file.			Reviewer Comment (2020-01-15): Lender its successors and assigns was provided. Buyer Comment (2020-01-10): [Redact] see attachment.	01/15/2020			1	A		[Redact]	Primary	Purchase		C	A	B	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237624	[Redact]	RCKT20100478				Compliance	Compliance	Federal Compliance	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.				Seller Comment (2020-01-20): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.				2	B		[Redact]	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237624	[Redact]	RCKT20100478				Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	The Final CD did not provide any cure nor was there a valid change of circumstance in file to support the increase.			Reviewer Comment (2020-01-08): [Redact] received required documents, exception is cleared. Buyer Comment (2020-01-06): see attached	01/08/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237626	[Redact]	RCKT20100485				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by [Redact]Provide updated policy reflecting minimum coverage of [Redact] OR provide copy of insurer's replacement cost estimate supporting current coverage amount.			Reviewer Comment (2020-01-15): Lender provided replacement cost estimate that supports the dwelling coverage. Buyer Comment (2020-01-08): see attached	01/15/2020			1	A		[Redact]	Primary	Purchase		C	A	C	A	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237628	[Redact]	RCKT20100492				Credit	Insurance	Insurance Analysis	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		HOI policy provide reflects incorrect mortgagee clause. Lender reflected is not lender on Note. Lender to provide updated policy reflecting correct lender.			Reviewer Comment (2020-01-09): Lender provided updated insurance policy. Buyer Comment (2020-01-06): see attached document	01/09/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		B	A	B	A	A	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237629	[Redact]	RCKT20100498				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy Coverage is less than Original Loan Amount.		The Preliminary Title Commitment in file disclosed Title Policy Amount of [Redact] which is less then the Loan Amount of [Redact] per the Note. Please provide a copy of the Final Title Commitment and/or Title Addendum correcting the Title Policy Amount to be greater then or equal to the Loan Amount.			Reviewer Comment (2020-01-22): Exception cleared final title policy received.	01/22/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237629	[Redact]	RCKT20100498				Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.			Reviewer Comment (2020-01-22): Exception cleared final title policy provided	01/22/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237629	[Redact]	RCKT20100498				Credit	Income / Employment	Income Documentation	Income Docs Missing:	- ___	Unable to Verify Bonus Income Amount due to missing documentation. Please provided UW Income Analysis Worksheet & Third Party Written Verification of Employment (WVOE) with full Income Analysis to verify Base and Bonus Income for Previous 2 Years & YTD.			Reviewer Comment (2020-01-15): YTD bonus was utilized amortized over 12 months from paystub and accepted. .Re-calculated DTI [Redact]. Buyer Comment (2020-01-09): [Redact] A [Redact] is not required on [Redact] loans in order to qualify the client with bonus income. The client provided all required documentation that is required by guidelines to qualify them, and we have shown that the W2 income in previous years is greater than the clients base proving they earned additional bonus income. Please clear this condition as it is invalid.	01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237629	[Redact]	RCKT20100498				Compliance	Compliance	Federal Compliance	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for [Redact]. Lease Agreement and/or Tax Return not provided.				Reviewer Comment (2020-01-15): 2 years schedule E were provided.	01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237629	[Redact]	RCKT20100498				Compliance	Compliance	Federal Compliance	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for [Redact]. Lease Agreement and/or Tax Return not provided.				Reviewer Comment (2020-01-15): 2 years schedule E were provided.	01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237629	[Redact]	RCKT20100498				Compliance	Compliance	Federal Compliance	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for [Redact]. Lease Agreement and/or Tax Return not provided.				Reviewer Comment (2020-01-15): 2 years schedule E were provided.	01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237629	[Redact]	RCKT20100498				Compliance	Compliance	Federal Compliance	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of[Redact] moderately exceeds the guideline maximum of 31.03%. (DTI Exception is eligible to be regraded with compensating factors.)				Reviewer Comment (2020-01-15): YTD bonus was utilized amortized over 12 months from paystub and accepted. . Buyer Comment (2020-01-09): [Redact] A [Redact] is not required on [Redact] loans in order to qualify the client with bonus income. The client provided all required documentation that is required by guidelines to qualify them, and we have shown that the W2 income in previous years is greater than the clients base proving they earned additional bonus income. Please clear this condition as it is invalid.	01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237629	[Redact]	RCKT20100498				Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.	ATR risk due to unable to Verify Bonus Income Amount due to missing documentation. Please provide UW Income Analysis Worksheet & Third Party Written Verification of Employment (WVOE) with full Income Analysis to verify Base and Bonus Income for Previous 2 Years & YTD.			Reviewer Comment (2020-01-15): YTD bonus was utilized amortized over 12 months from paystub and accepted. . Buyer Comment (2020-01-09): [Redact] A [Redact] is not required on [Redact] loans in order to qualify the client with bonus income. The client provided all required documentation that is required by guidelines to qualify them, and we have shown that the W2 income in previous years is greater than the clients base proving they earned additional bonus income. Please clear this condition as it is invalid.	01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	Yes
209237629	[Redact]	RCKT20100498				Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		Unable to Verify Bonus Income Amount due to missing documentation. Please provided UW Income Analysis Worksheet & Third Party Written Verification of Employment (WVOE) with full Income Analysis to verify Base and Bonus Income for Previous 2 Years & YTD.			Reviewer Comment (2020-01-15): YTD bonus was utilized amortized over 12 months from paystub and accepted. .Re-calculated DTI [Redact]. Buyer Comment (2020-01-09): [Redact] A [Redact] is not required on [Redact] loans in order to qualify the client with bonus income. The client provided all required documentation that is required by guidelines to qualify them, and we have shown that the W2 income in previous years is greater than the clients base proving they earned additional bonus income. Please clear this condition as it is invalid.	01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237629	[Redact]	RCKT20100498				Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Unable to Verify Bonus Income Amount due to missing documentation. Please provided UW Income Analysis Worksheet & Third Party Written Verification of Employment (WVOE) with full Income Analysis to verify Base and Bonus Income for Previous 2 Years & YTD.			Reviewer Comment (2020-01-15): YTD bonus was utilized amortized over 12 months from paystub and accepted. . Buyer Comment (2020-01-09): [Redact] A [Redact] is not required on [Redact] loans in order to qualify the client with bonus income. The client provided all required documentation that is required by guidelines to qualify them, and we have shown that the W2 income in previous years is greater than the clients base proving they earned additional bonus income. Please clear this condition as it is invalid.	01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237630	[Redact]	RCKT20100499				Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	The lender provided the appraisal report to the borrower [Redact], and the loan closed [Redact].			Reviewer Comment (2020-01-15): Utilized cover letter from electronic delivery of the report to the borrower. Reviewer Comment (2020-01-13): Lender sent copy of letter that appraisal was sent [Redact]. Using 3 day mail rule, appraisal was received [Redact]which is less than 3 days from close of [Redact] There is no appraisal waiver in file. Exception remains. Buyer Comment (2020-01-06): Please see attached	01/15/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237630	[Redact]	RCKT20100499				Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by [Redact]Provide updated policy reflecting minimum coverage of [Redact] OR provide copy of insurer's replacement cost estimate supporting current coverage amount.			Reviewer Comment (2020-01-13): Lender sent letter with dwelling coverage amount verified. Buyer Comment (2020-01-06): Please see attached	01/13/2020			1	A		[Redact]	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)	No
209237631	[Redact]	RCKT20100500				Compliance	Loan Package Documentation	Application / Processing	Missing Document: Missing Lender's Initial 1003					Reviewer Comment (2020-01-15): Initial 1003 was provided. Buyer Comment (2020-01-08): see the attached 1003	01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209237631	[Redact]	RCKT20100500				Credit	Guideline	Guideline Issue	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.		The homeowner's insurance declarations page in the file verified an expiration date of [Redact] which prior to the consummation date of [Redact]. Provide a revised homeowner's insurance declaration page or policy verifying coverage in effect at or prior to consummation.			Reviewer Comment (2020-01-15): Updated active insurance policy was provided. Buyer Comment (2020-01-08): see the attached insurance.	01/15/2020			1	A		[Redact]	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209237631	[Redact]	RCKT20100500				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redact] disclosed a Finance Charge that does not match the actual finance charge for the loan.	Final Closing Disclosure provided on [Redact] disclosed a Finance Charge that does not match the actual finance charge for the loan			Reviewer Comment (2020-01-10): Confirmed lender paid fees on cd Buyer Comment (2020-01-08): itemization of amount financed Buyer Comment (2020-01-08): cd addendum Buyer Comment (2020-01-08): See the attached CD addendum to confirm non‐borrower paid fees excluded from the finance charge. In addition, see the attached itemization of the amount financed to see the fees included in the cost. If any discrepancy, please provide testing to confirm fees included in testing.	01/10/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209237631	[Redact]	RCKT20100500				Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.	Amount of Estimated Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] equals estimated monthly estimated escrows calculated annually.			Reviewer Comment (2020-01-14): [Redact] received HOA verification. Exception Cleared. Buyer Comment (2020-01-10): see attached Reviewer Comment (2020-01-10): Please provide proof of HOA. [Redact] using appraisal which reflects [Redact]or Corrected CD and LOE to borrower required to cure. Buyer Comment (2020-01-08): Please see the calculation to confirm property costs over year 1: (Insurance - [Redact]) + (Taxes - [Redact]) + (HOA dues: [Redact] 12 = [Redact]) = Totals: [Redact]	01/14/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209237631	[Redact]	RCKT20100500				Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Initial Closing Disclosure dated [Redact] was not provided to Borrower(s) at least three (3) business days prior to closing date of [Redact].			Reviewer Comment (2020-01-10): Proof of receipt provided Buyer Comment (2020-01-08): The evidentiary confirms the CD was delivered on [Redact]and acknowledged on [Redact] The LE was delivered prior to the initial CD, but the borrowers are able to acknowledge on the same day which is allowed per guidelines. Buyer Comment (2020-01-08): see the attached evidentiary document to confirm the CD was acknowledged on [Redact]by both borrowers.	01/10/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No
209237631	[Redact]	RCKT20100500				Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of [Redact].	Final Lender Credit of [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of [Redact].			Reviewer Comment (2020-01-10): loan re-locked due to pricing change - LTV increased Buyer Comment (2020-01-08): see the attached explanation.	01/10/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	Yes
209237631	[Redact]	RCKT20100500				Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redact] not received by borrower at least four (4) business days prior to closing.	Revised Loan Estimate provided on [Redact] not received by borrower at least four (4) business days prior to closing date of [Redact].			Reviewer Comment (2020-01-10): Proof of receipt provided Buyer Comment (2020-01-08): see the attached evidentiary document to confirm the LE was delivered on [Redact]and acknowledged on [Redact] The LE was delivered prior to the initial CD which is allowed per guidelines.	01/10/2020			1	A		[Redact]	Primary	Refinance - Rate/Term	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM	Safe Harbor QM	No